UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2010

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

15811 11/10

Well Done…good and faithful servant. MATTHEW 25:21

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	846,282	$846,282
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,018,465	13,688,164
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	807,851	11,592,658
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	12,155	207,130
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	889,103	9,637,872
GuideStone Global Bond Fund (GS4 Class)¥	73,740	735,922
GuideStone Equity Index Fund (GS4 Class)¥	96,851	1,439,208
GuideStone Real Estate Securities Fund (GS4 Class)¥	249,784	1,975,791
GuideStone Value Equity Fund (GS4 Class)¥	584,549	7,447,156
GuideStone Growth Equity Fund (GS4 Class)¥	448,173	7,488,969
GuideStone Small Cap Equity Fund (GS4 Class)¥	160,759	2,003,052
GuideStone International Equity Fund (GS4 Class)¥	611,590	7,858,931

Total Mutual Funds (Cost $61,684,876)		64,921,135

TOTAL INVESTMENTS — 100.0% (Cost $61,684,876)		64,921,135

Liabilities in Excess of Other Assets — 0.0%		(7,877)

NET ASSETS — 100.0%		$64,913,258

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	55.2
Domestic Equity Funds	31.4
International Equity Fund	12.1
Money Market Fund	1.3

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Mutual Funds	$64,921,135	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$64,921,135	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments.	1

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	1,629,622	$1,629,622
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,251,493	16,820,070
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,904,451	27,328,872
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	594,422	10,128,959
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,360,655	25,589,495
GuideStone Global Bond Fund (GS4 Class)¥	1,091,744	10,895,610
GuideStone Equity Index Fund (GS4 Class)¥	463,463	6,887,060
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,794,457	14,194,154
GuideStone Value Equity Fund (GS4 Class)¥	3,067,147	39,075,456
GuideStone Growth Equity Fund (GS4 Class)¥	2,354,658	39,346,342
GuideStone Small Cap Equity Fund (GS4 Class)¥	899,269	11,204,894
GuideStone International Equity Fund (GS4 Class)¥	3,229,937	41,504,697

Total Mutual Funds (Cost $249,647,531)		244,605,231

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
0.14%, 11/18/10‡‡	$255,000	254,958
U.S. Treasury Note
4.63%, 02/15/17	950,000	1,116,365

Total U.S. Treasury Obligations (Cost $1,371,297)		1,371,323

TOTAL INVESTMENTS — 99.9% (Cost $251,018,828)		245,976,554

Other Assets in Excess of Liabilities — 0.1%		128,132

NET ASSETS — 100.0%		$246,104,686

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.0
Bond Funds	36.8
International Equity Fund	16.9
Futures Contracts	0.8
Money Market Fund	0.7
U.S. Treasury Obligations	0.5

100.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$26,230
Mutual Funds	244,605,231	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,371,323	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$245,976,554	$26,230

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

2	See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	2,434,657	$2,434,657
GuideStone Low-Duration Bond Fund (GS4 Class)¥	112,964	1,518,231
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,085,244	15,573,244
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	862,261	14,692,926
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	139,843	1,515,893
GuideStone Global Bond Fund (GS4 Class)¥	1,438,829	14,359,511
GuideStone Equity Index Fund (GS4 Class)¥	447,804	6,654,374
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,680,080	13,289,436
GuideStone Value Equity Fund (GS4 Class)¥	3,072,899	39,148,727
GuideStone Growth Equity Fund (GS4 Class)¥	2,360,427	39,442,731
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,072,273	13,360,522
GuideStone International Equity Fund (GS4 Class)¥	3,342,198	42,947,244

Total Mutual Funds (Cost $210,057,102)		204,937,496

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$255,000	254,958
0.14%, 11/18/10‡‡	10,000	9,998

		264,956

U.S. Treasury Note
4.25%, 11/15/17	630,000	729,078

Total U.S. Treasury Obligations (Cost $988,382)		994,034

TOTAL INVESTMENTS — 100.0% (Cost $211,045,484)		205,931,530

Liabilities in Excess of Other Assets — 0.0%		(26,843)

NET ASSETS — 100.0%		$205,904,687

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	54.3
Bond Funds	23.1
International Equity Fund	20.9
Futures Contracts	1.3
Money Market Fund	1.2
U.S. Treasury Obligations	0.5

101.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$26,011
Mutual Funds	204,937,496	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	994,034	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$205,931,530	$26,011

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments.	3

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (GS4 Class)¥	2,029,398	$2,029,398
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	152,572	2,189,407
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	128,697	2,193,003
GuideStone Global Bond Fund (GS4 Class)¥	411,864	4,110,400
GuideStone Equity Index Fund (GS4 Class)¥	236,025	3,507,331
GuideStone Real Estate Securities Fund (GS4 Class)¥	825,313	6,528,227
GuideStone Value Equity Fund (GS4 Class)¥	1,664,730	21,208,664
GuideStone Growth Equity Fund (GS4 Class)¥	1,265,467	21,145,949
GuideStone Small Cap Equity Fund (GS4 Class)¥	662,314	8,252,434
GuideStone International Equity Fund (GS4 Class)¥	1,802,523	23,162,419

Total Mutual Funds (Cost $94,902,471)		94,327,232

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$170,000	169,972
0.15%, 11/18/10‡‡	20,000	19,997

		189,969

U.S. Treasury Note
4.25%, 11/15/17	155,000	133,086

Total U.S. Treasury Obligations (Cost $322,415)		323,055

TOTAL INVESTMENTS — 100.5% (Cost $95,224,886)		94,650,287

Liabilities in Excess of Other Assets — (0.5)%		(440,278)

NET ASSETS — 100.0%		$94,210,009

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.4
International Equity Fund	24.6
Bond Funds	9.0
Money Market Fund	2.1
Futures Contracts	1.8
U.S. Treasury Obligations	0.4

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$28,756
Mutual Funds	94,327,232	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	323,055	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$94,650,287	$28,756

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (GS4 Class)¥	1,986,534	$1,986,534
GuideStone Equity Index Fund (GS4 Class)¥	202,075	3,002,841
GuideStone Real Estate Securities Fund (GS4 Class)¥	763,214	6,037,022
GuideStone Value Equity Fund (GS4 Class)¥	1,135,823	14,470,389
GuideStone Growth Equity Fund (GS4 Class)¥	862,816	14,417,648
GuideStone Small Cap Equity Fund (GS4 Class)¥	488,795	6,090,382
GuideStone International Equity Fund (GS4 Class)¥	1,263,595	16,237,199

Total Mutual Funds (Cost $58,083,530)		62,242,015

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.13%, 11/18/10‡‡	$10,000	9,998
0.14%, 11/18/10‡‡	155,000	154,975
0.15%, 11/18/10‡‡	10,000	9,998
0.15%, 11/18/10‡‡	5,000	4,999

Total U.S. Treasury Obligations (Cost $179,954)		179,970

TOTAL INVESTMENTS — 100.7% (Cost $58,263,484)		62,421,985

Liabilities in Excess of Other Assets — (0.7)%		(434,131)

NET ASSETS — 100.0%		$61,987,854

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	71.0
International Equity Fund	26.2
Money Market Fund	3.2
Futures Contracts	2.7
U.S. Treasury Obligations	0.3

103.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$33,378
Mutual Funds	62,242,015	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	179,970	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$62,421,985	$33,378

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments.	5

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	4,772,797	$4,772,797
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,797,544	171,998,988
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,950,819	42,826,874
GuideStone Equity Index Fund (GS4 Class)¥	320,020	4,755,496
GuideStone Value Equity Fund (GS4 Class)¥	1,606,171	20,462,623
GuideStone Growth Equity Fund (GS4 Class)¥	1,250,470	20,895,359
GuideStone Small Cap Equity Fund (GS4 Class)¥	437,837	5,455,443
GuideStone International Equity Fund (GS4 Class)¥	1,734,745	22,291,468

Total Mutual Funds (Cost $276,326,154)		293,459,048

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.20%, 11/18/10‡‡ (Cost $214,943)	$215,000	214,965

TOTAL INVESTMENTS — 100.0% (Cost $276,541,097)		293,674,013

Liabilities in Excess of Other Assets — 0.0%		(49,199)

NET ASSETS — 100.0%		$293,624,814

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.2
Domestic Equity Funds	17.5
International Equity Fund	7.6
Money Market Fund	1.6
Futures Contracts	0.4
U.S. Treasury Obligation	0.1

100.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$27,171
Mutual Funds	293,459,048	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	214,965	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$293,674,013	$27,171

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS4 Class)¥	11,829,305	$11,829,305
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,283,248	165,086,855
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,530,966	237,219,357
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,602,971	95,474,621
GuideStone Global Bond Fund (GS4 Class)¥	5,691,024	56,796,422
GuideStone Equity Index Fund (GS4 Class)¥	2,398,155	35,636,581
GuideStone Value Equity Fund (GS4 Class)¥	12,577,386	160,235,899
GuideStone Growth Equity Fund (GS4 Class)¥	9,636,314	161,022,812
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,294,452	41,048,871
GuideStone International Equity Fund (GS4 Class)¥	13,412,846	172,355,076

Total Mutual Funds (Cost $1,109,966,162)		1,136,705,799

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
0.20%, 11/18/10‡‡	$1,385,000	1,384,773
U.S. Treasury Note
1.25%, 09/30/15	13,700,000	13,680,738

Total U.S. Treasury Obligations (Cost $15,055,243)		15,065,511

TOTAL INVESTMENTS — 100.0% (Cost $1,125,021,405)		1,151,771,310

Other Assets in Excess of Liabilities — 0.0%		551,882

NET ASSETS — 100.0%		$1,152,323,192

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.1
Domestic Equity Funds	34.6
International Equity Fund	15.0
U.S. Treasury Obligations	1.3
Futures Contracts	1.2
Money Market Fund	1.0

101.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$301,450
Mutual Funds	1,136,705,799	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	15,065,511	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,151,771,310	$301,450

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	12,545,988	$12,545,988
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,366,310	58,683,211
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,852,057	83,977,021
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,923,450	32,775,586
GuideStone Global Bond Fund (GS4 Class)¥	2,058,058	20,539,417
GuideStone Equity Index Fund (GS4 Class)¥	2,619,304	38,922,856
GuideStone Value Equity Fund (GS4 Class)¥	13,516,236	172,196,844
GuideStone Growth Equity Fund (GS4 Class)¥	10,356,694	173,060,354
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,499,151	43,599,416
GuideStone International Equity Fund (GS4 Class)¥	14,488,555	186,177,926

Total Mutual Funds (Cost $841,928,457)		822,478,619

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$1,385,000	1,384,774
0.22%, 11/18/10‡‡	90,000	89,985

		1,474,759

U.S. Treasury Note
1.25%, 09/30/15	4,600,000	4,593,532

Total U.S. Treasury Obligations (Cost $6,064,737)		6,068,291

TOTAL INVESTMENTS — 100.0% (Cost $847,993,194)		828,546,910

Other Assets in Excess of Liabilities — 0.0%		191,152

NET ASSETS — 100.0%		$828,738,062

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.6
Bond Funds	23.7
International Equity Fund	22.5
Futures Contracts	1.7
Money Market Fund	1.5
U.S. Treasury Obligations	0.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$138,042
Mutual Funds	822,478,619	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	6,068,291	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$828,546,910	$138,042

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	15,920,373	$15,920,373
GuideStone Equity Index Fund (GS4 Class)¥	2,968,899	44,117,841
GuideStone Value Equity Fund (GS4 Class)¥	15,521,858	197,748,474
GuideStone Growth Equity Fund (GS4 Class)¥	11,874,600	198,424,559
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,002,056	49,865,615
GuideStone International Equity Fund (GS4 Class)¥	16,421,318	211,013,936

Total Mutual Funds (Cost $774,114,774)		717,090,798

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.13%, 11/18/10‡‡	$40,000	39,993
0.16%, 11/18/10‡‡	430,000	429,930
0.16%, 11/18/10‡‡	20,000	19,997
0.20%, 11/18/10‡‡	1,000,000	999,836

Total U.S. Treasury Obligations (Cost $1,489,633)		1,489,756

TOTAL INVESTMENTS — 100.0% (Cost $775,604,407)		718,580,554

Liabilities in Excess of Other Assets — 0.0%		(211,193)

NET ASSETS — 100.0%		$718,369,361

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.2
International Equity Fund	29.4
Futures Contracts	2.4
Money Market Fund	2.2
U.S. Treasury Obligations	0.2

102.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$251,670
Mutual Funds	717,090,798	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,489,756	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$718,580,554	$251,670

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,729,109	$1,729,109
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,638,720	41,238,225
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	946,832	10,263,655
GuideStone Equity Index Fund (GS2 Class)¥	144,753	1,140,657
GuideStone Value Equity Fund (GS2 Class)¥	757,984	4,911,733
GuideStone Growth Equity Fund (GS2 Class)¥	476,680	5,019,438
GuideStone Small Cap Equity Fund (GS2 Class)¥	157,899	1,310,565
GuideStone International Equity Fund (GS2 Class)¥	536,581	5,349,708

Total Mutual Funds (Cost $69,725,132)		70,963,090

TOTAL INVESTMENTS — 100.0% (Cost $69,725,132)		70,963,090

Liabilities in Excess of Other Assets — 0.0%		(26,353)

NET ASSETS — 100.0%		$70,936,737

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.6
Domestic Equity Funds	17.5
International Equity Fund	7.5
Money Market Fund	2.4

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Mutual Funds	$70,963,090	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$70,963,090	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Money Market Fund (GS2 Class)¥	2,358,824	$2,358,824
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,528,485	49,148,227
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,967,015	70,660,079
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,815,387	28,462,786
GuideStone Global Bond Fund (GS4 Class)¥	1,695,926	16,925,345
GuideStone Equity Index Fund (GS2 Class)¥	1,347,018	10,614,503
GuideStone Value Equity Fund (GS2 Class)¥	7,365,157	47,726,217
GuideStone Growth Equity Fund (GS2 Class)¥	4,557,471	47,990,172
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,472,901	12,225,075
GuideStone International Equity Fund (GS2 Class)¥	5,149,092	51,336,450

Total Mutual Funds (Cost $360,519,300)		337,447,678

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
0.20%, 11/18/10‡‡	$385,000	384,937
U.S. Treasury Note
4.13%, 05/15/15	3,100,000	3,095,641

Total U.S. Treasury Obligations (Cost $3,478,248)		3,480,578

TOTAL INVESTMENTS — 99.9% (Cost $363,997,548)		340,928,256

Other Assets in Excess of Liabilities — 0.1%		434,562

NET ASSETS — 100.0%		$341,362,818

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.4
Domestic Equity Funds	34.7
International Equity Fund	15.1
U.S. Treasury Obligations	1.0
Futures Contracts	0.9
Money Market Fund	0.7

100.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices Futures Contracts	$—	$97,467
Mutual Funds	337,447,678	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	3,480,578	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$340,928,256	$97,467

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS2 Class)¥	2,712,059	$2,712,059
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,754,464	15,597,186
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,834,598	22,336,635
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,169,453	8,724,117
GuideStone Global Bond Fund (GS4 Class)¥	547,669	5,465,736
GuideStone Equity Index Fund (GS2 Class)¥	1,313,007	10,346,499
GuideStone Value Equity Fund (GS2 Class)¥	7,067,507	45,797,444
GuideStone Growth Equity Fund (GS2 Class)¥	4,374,029	46,058,526
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,396,789	11,593,346
GuideStone International Equity Fund (GS2 Class)¥	4,966,619	49,517,194

Total Mutual Funds (Cost $251,509,341)		218,148,742

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.20%, 11/18/10‡‡	$340,000	339,944
U.S. Treasury Note
4.13%, 05/15/15	950,000	948,665

Total U.S. Treasury Obligations (Cost $1,287,872)		1,288,609

TOTAL INVESTMENTS — 100.0% (Cost $252,797,213)		219,437,351

Other Assets in Excess of Liabilities — 0.0%		52,405

NET ASSETS — 100.0%		$219,489,756

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.8
Bond Funds	23.7
International Equity Fund	22.6
Futures Contracts	1.4
Money Market Fund	1.3
U.S. Treasury Obligations	0.6

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$104,475
Mutual Funds	218,148,742
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,288,609	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$219,437,351	$104,475

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,630,144	$2,630,144
GuideStone Equity Index Fund (GS2 Class)¥	1,122,666	8,846,608
GuideStone Value Equity Fund (GS2 Class)¥	6,121,644	39,668,250
GuideStone Growth Equity Fund (GS2 Class)¥	3,783,022	39,835,226
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,205,568	10,006,211
GuideStone International Equity Fund (GS2 Class)¥	4,246,049	42,333,108

Total Mutual Funds (Cost $178,919,433)		143,319,547

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.20%, 11/18/10‡‡ (Cost $284,924)	$285,000	284,953

TOTAL INVESTMENTS — 100.0% (Cost $179,204,357)		143,604,500

Liabilities in Excess of Other Assets — 0.0%		(46,464)

NET ASSETS — 100.0%		$143,558,036

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.5
International Equity Fund	29.5
Futures Contracts	2.0
Money Market Fund	1.8
U.S. Treasury Obligation	0.2

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$70,945
Mutual Funds	143,319,547	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	284,953	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$143,604,500	$70,945

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

MONEY MARKET FUND	September 30, 2010 (Unaudited)
SCHEDULE OF INVESTMENTS

	Par	Value
AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Mortgage Corporation
0.32%, 05/05/11	$17,000,000	$16,996,963
0.22%, 02/16/12	6,000,000	5,996,668
0.23%, 04/03/12	10,000,000	9,993,886
Federal National Mortgage Association
0.29%, 10/27/10Ω	15,000,000	14,996,912
0.26%, 05/13/11	15,000,000	15,001,750
0.17%, 08/11/11	12,697,000	12,694,949
0.25%, 07/26/12	11,000,000	10,996,003

Total Agency Obligations (Cost $86,677,131)		86,677,131

CERTIFICATES OF DEPOSIT — 25.8%
Abbey National Treasury Services PLC CT
0.28%, 11/17/10	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria S.A. NY
0.35%, 12/13/10	4,000,000	4,000,000
Bank of Montreal NY
0.31%, 08/29/11	6,000,000	6,000,000
Barclays Bank PLC NY
0.44%, 11/05/10	10,000,000	10,000,000
0.50%, 11/18/10	10,000,000	10,000,000
0.42%, 02/18/11	10,000,000	10,000,000
BNP Paribas NY
0.58%, 10/15/10	10,000,000	10,000,000
Canadian Imperial Bank of Commerce NY
0.42%, 01/31/11	10,000,000	10,000,000
Commonwealth Bank of Australia
0.49%, 01/14/11	12,000,000	12,005,588
Credit Agricole CIB NY
0.59%, 10/12/10	10,000,000	10,000,000
0.40%, 02/08/11	10,000,000	9,985,556
Dexia Credit Local NY
1.62%, 04/18/11	14,000,000	14,000,000
Nordea Bank Finland PLC NY
0.36%, 10/01/10	20,000,000	20,000,000
Rabobank Nederland NV NY
0.26%, 01/10/11	6,000,000	6,000,000
0.26%, 01/13/11	12,000,000	12,000,000
0.57%, 01/18/11	7,000,000	7,000,000
0.35%, 09/15/11	12,000,000	12,000,000
Royal Bank of Canada NY
0.26%, 11/12/10	12,560,000	12,560,000
Royal Bank of Scotland PLC NY
0.67%, 02/09/11	10,000,000	10,000,000
Societe Generale NY
0.57%, 10/18/10	17,000,000	17,000,000
State Street Bank & Trust Co.
0.39%, 10/12/10	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation NY
0.32%, 11/09/10	15,000,000	15,000,000
Toronto Dominion Bank NY
0.26%, 11/05/10	11,000,000	11,000,000
0.26%, 02/04/11	3,500,000	3,500,000
UBS AG
0.57%, 11/02/10	10,000,000	10,000,354
Unicredit SpA NY
0.65%, 11/15/10	15,000,000	15,000,000
Westpac Banking Corporation NY
0.31%, 10/19/10	6,395,000	6,395,000
0.32%, 10/21/10	6,100,000	6,100,000

Total Certificates of Deposit (Cost $289,546,498)		289,546,498

COMMERCIAL PAPER — 34.4%
Amsterdam Funding Corporation
0.49%, 10/05/10	5,000,000	4,999,728
Antalis US Funding Corporation
0.56%, 10/13/10	10,000,000	9,998,133
BNP Paribas Finance, Inc.
0.49%, 02/11/11	15,000,000	14,972,846
0.42%, 03/01/11	15,000,000	14,973,575
BNZ International Funding, Ltd.
0.34%, 02/04/11	9,000,000	9,000,314
Clipper Receivables Co., LLC
0.52%, 01/18/11	15,000,000	14,976,383
0.44%, 02/15/11	12,000,000	11,979,907
Commonwealth Bank of Australia
0.39%, 10/15/10	10,000,000	10,000,000
CRC Funding LLC
0.35%, 02/03/11	10,000,000	9,987,847
Danske Corporation
0.41%, 10/04/10	1,736,000	1,735,941
0.41%, 10/20/10	8,577,000	8,575,144
Dexia Delaware LLC
0.35%, 10/05/10	10,000,000	9,999,611
Eksportfinans ASA
0.32%, 11/09/10	10,000,000	10,000,000
Fairway Finance Co., LLC
0.42%, 10/12/10	18,073,000	18,070,681
KBC Bank NV NY
1.52%, 07/01/11	6,690,000	6,690,000
Metlife Short Term Fund
0.29%, 01/12/11	5,000,000	4,995,851
Nestle Capital Corporation
0.31%, 12/14/10	25,000,000	24,984,069
Nieuw Amsterdam Receivables Corporation
0.52%, 10/08/10	10,000,000	9,998,989
0.47%, 10/22/10	10,000,000	9,997,258
0.48%, 10/22/10	12,000,000	11,996,640
0.37%, 01/07/11	10,000,000	9,989,928
NRW.Bank
0.40%, 02/03/11	10,000,000	9,986,285
Old Line Funding LLC
0.58%, 01/20/11	12,000,000	11,978,540
Romulus Funding Corporation
0.44%, 10/08/10	15,000,000	14,998,717
Royal Bank of Scotland PLC
0.49%, 10/28/10	25,000,000	24,990,812
Scaldis Capital LLC
0.45%, 10/20/10	10,000,000	9,997,625
0.37%, 10/27/10	15,000,000	14,995,992
Solitaire Funding LLC
0.46%, 10/29/10	24,999,000	24,990,056
0.33%, 01/19/11	10,000,000	9,989,917

14	See Notes to Schedules of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
State Street Corporation
0.31%, 02/22/11	$15,000,000	$14,981,400
Sydney Capital Corporation
0.45%, 12/16/10	10,000,000	9,990,500
Thunder Bay Funding LLC
0.38%, 10/12/10	1,153,000	1,152,866
Windmill Funding Corporation
0.40%, 03/01/11	10,000,000	9,983,222

Total Commercial Paper (Cost $385,958,777)		385,958,777

MUNICIPAL BONDS — 22.0%
California Department of Water Resources, Series C-9 Power Supply Revenue Bond (LOC-Citibank N.A.)
0.23%, 10/06/10	4,900,000	4,900,000
California Housing Finance Agency
0.28%, 10/06/10	15,000,000	15,000,000
California Pollution Control Financing Authority, Series E Pollution Control Revenue Bonds (LOC-Bank One N.A.)
0.25%, 09/30/10	5,800,000	5,800,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Series B Revenue Bond
0.29%, 10/06/10	17,100,000	17,100,000
City of Chicago Wastewater Transmission, Series C-1 Revenue Bond
0.30%, 09/30/10	4,000,000	4,000,000
City of Houston, Series 2008D-1 Revenue Bond
0.33%, 10/07/10	5,000,000	5,000,000
City of Philadelphia, Series 2009B General Obligation Bond (LOC-Wachovia Bank N.A.)
0.25%, 10/07/10	10,000,000	10,000,000
Connecticut State Health & Educational Facilities Authority, Series K2 Yale-New Haven Hospital Revenue Bond (LOC-JPMorgan Chase Bank)
0.23%, 10/06/10	12,805,000	12,805,000
Cook County, Series 2002A General Obligation Bond
0.26%, 10/06/10	26,800,000	26,800,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Series A Revenue Bonds
0.28%, 09/30/10	10,000,000	10,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing (155 West 21st Street) Revenue Bond
0.26%, 10/06/10	3,100,000	3,100,000
New York City Housing Development Corporation, Series A Multi-Family Housing (90 West Street) Revenue Bond
0.25%, 10/06/10	6,000,000	6,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing Revenue Bond
0.26%, 10/06/10	3,000,000	3,000,000
New York City Housing Development Corporation, Series J-2-B Multi-Family Housing Revenue Bond
0.27%, 10/06/10	10,100,000	10,100,000
New York City Industrial Development Agency, New York Law School Project, Series A Revenue Bond (LOC-JPMorgan Chase Bank)
0.23%, 10/07/10	8,000,000	8,000,000
New York City Municipal Water Finance Authority, Series B-1 Water and Sewer System Revenue Bond
0.25%, 09/30/10	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Series A Revenue Bond
0.26%, 10/06/10	4,000,000	4,000,000
New York Mortgage Agency, Series 125 Homeowner Mortgage Revenue Bond
0.40%, 10/06/10	6,600,000	6,600,000
New York State Housing Finance Agency, Series 2001-A The Victory Housing Revenue Bond
0.26%, 10/06/10	2,700,000	2,700,000
New York State Housing Finance Agency, Series A 10 Barclay Street Housing Revenue Bond
0.25%, 10/06/10	10,000,000	10,000,000
Ohio Housing Finance Agency, Series C Residential Mortgage Revenue Bond
0.26%, 10/06/10	8,200,000	8,200,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Series B Revenue Bond
0.23%, 10/07/10	5,000,000	5,000,000
Sacramento Housing Authority, Multifamily Housing The Lofts at Natomas Apartments Revenue Bond Series F
0.29%, 09/30/10	10,190,000	10,190,000
South Carolina Transportation Infrastructure Bank Revenue Bond (LOC- WellsFargo Bank)
0.25%, 10/06/10	19,800,000	19,800,000

See Notes to Schedules of Investments.	15

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
State of Texas, Veterans’ Housing Assistance Program, Series A-2 General Obligation Bond
0.25%, 10/06/10	$7,700,000	$7,700,000
Triborough Bridge & Tunnel Authority Series 2003B Revenue Bond
0.30%, 10/06/10	8,700,000	8,700,000
Wisconsin Housing & Economic Development Authority, Series B Home Ownership Revenue Bond
0.26%, 10/06/10	9,300,000	9,300,000
Wisconsin Housing & Economic Development Authority, Series D Home Ownership Revenue Bond
0.33%, 10/06/10	5,350,000	5,350,000

Total Municipal Bonds (Cost $245,945,000)		245,945,000

TIME DEPOSIT — 3.4%
Citibank N.A.
0.23%, 10/01/10 (Cost $38,549,000)	38,549,000	38,549,000

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
0.23%, 11/04/10Δ	15,000,000	14,996,699
0.21%, 12/02/10Δ	20,000,000	19,992,939
0.20%, 01/27/11Δ	12,000,000	11,992,232
0.18%, 02/17/11	20,000,000	19,986,100

		66,967,970

U.S. Treasury Notes
4.38%, 12/15/10Δ	15,500,000	15,632,637
0.88%, 01/31/11	10,000,000	10,020,812
0.88%, 03/31/11Δ	55,000,000	55,180,010
0.88%, 05/31/11	13,000,000	13,056,958

		93,890,417

Total U.S. Treasury Obligations (Cost $160,858,387)		160,858,387

VARIABLE RATE OBLIGATIONS — 1.6%
Commonwealth Bank of Australia
0.51%, 10/28/10 144A	6,000,000	6,000,000
Rabobank Nederland NV
1.78%, 10/07/10 144A	11,800,000	11,800,000

Total Variable Rate Obligations (Cost $17,800,000)		17,800,000

	Shares
MONEY MARKET FUND — 2.2%
Northern Institutional Liquid Assets Portfolio§ (Cost $24,809,319)	24,809,319	24,809,319

TOTAL INVESTMENTS — 111.5% (Cost $1,250,144,112)		1,250,144,112
Liabilities in Excess of Other Assets — (11.5)%		(129,382,050)

NET ASSETS — 100.0%		$1,120,762,062

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	34.4
Certificates of Deposit	25.8
Municipal Bonds	22.0
U.S. Treasury Obligations	14.4
Agency Obligations	7.7
Time Deposit	3.4
Money Market Fund	2.2
Variable Rate Obligations	1.6

111.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Fund	$24,809,319	$—
Level 2 — Other Significant Observable Inputs
Agency Obligations	86,677,131	—
Certificates of Deposit	289,546,498	—
Commercial Paper	385,958,777	—
Municipal Bonds	245,945,000	—
Time Deposit	38,549,000	—
U.S. Treasury Obligations	160,858,387	—
Variable Rate Obligations	17,800,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,250,144,112	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

16	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.5%
Federal Farm Credit Bank
1.38%, 06/25/13	$2,150,000	$2,189,409
Federal Home Loan Bank
5.38%, 06/13/14	895,000	1,033,491
5.25%, 09/12/14	895,000	1,029,646
Federal Home Loan Mortgage Corporation
0.25%, 10/13/10Ω	10,400,000	10,399,565
Federal National Mortgage Association
0.23%, 10/25/10Ω	12,400,000	12,399,092
6.25%, 02/01/11	2,355,000	2,398,217
0.88%, 01/12/12	1,500,000	1,508,754
5.25%, 08/01/12	1,580,000	1,705,245
Small Business Administration
6.95%, 11/10/16	436,760	466,271

Total Agency Obligations (Cost $32,727,907)		33,129,690

ASSET-BACKED SECURITIES — 7.7%
Accredited Mortgage Loan Trust
0.31%, 02/25/37†	132,626	132,330
Ally Auto Receivables Trust
1.32%, 03/15/12 144A	424,984	425,973
Americredit Automobile Receivables Trust
4.26%, 08/06/12†	377,871	380,820
Amresco Independence Funding, Inc.
1.75%, 06/15/26 144A†	237,685	186,433
Arran Funding, Ltd.
0.81%, 12/15/12†	930,000	1,458,205
Asset-Backed Securities Corporation Home Equity
0.53%, 09/25/34†	100,868	87,313
Bank of America Auto Trust
1.16%, 02/15/12 144A	249,109	249,298
0.75%, 06/15/12 144A	2,035,000	2,036,781
2.67%, 07/15/13 144A	1,325,000	1,343,899
Bear Stearns Asset-Backed Securities Trust
0.31%, 11/25/36†	201,681	195,040
0.45%, 02/25/37†	1,190,884	1,113,814
1.26%, 10/25/37†	1,091,715	845,984
BNC Mortgage Loan Trust
0.38%, 11/25/36†	1,030,000	979,685
0.32%, 03/25/37†	1,010,728	949,560
Business Loan Express
2.25%, 01/01/25 144A†	159,026	89,416
Capital One Auto Finance Trust
0.29%, 05/15/13†	900,364	894,822
Capital One Multi-Asset Execution Trust
0.39%, 08/15/14†	2,000,000	1,997,937
Cars Alliance Funding PLC
0.92%, 10/08/23(E)†	500,000	675,418
Chase Issuance Trust
0.28%, 03/15/13†	1,100,000	1,099,732
Chester Asset Receivables Dealings
0.80%, 05/15/13(U)†	850,000	1,329,525
Citibank Omni Master Trust
2.36%, 05/16/16 144A†	2,875,000	2,907,680
Conseco Financial Corporation
6.04%, 11/01/29	19,197	19,457
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	847,157	612,871
Daimler Chrysler Auto Trust
5.28%, 03/08/13	2,610,000	2,693,869
DT Auto Owner Trust
6.10%, 03/15/13 144A	445,741	446,591
FHLMC Structured Pass-Through Securities
0.52%, 08/25/31†	906,133	841,126
Ford Credit Auto Owner Trust
1.21%, 01/15/12	437,222	437,629
0.30%, 02/15/12†	879,789	879,257
7.12%, 02/15/13 144A	925,000	947,551
2.17%, 10/15/13	2,525,000	2,561,556
2.98%, 08/15/14	1,255,000	1,309,518
Ford Credit Floorplan Master Owner Trust
0.51%, 06/15/13†	1,870,000	1,860,000
Globaldrive BV
4.00%, 10/20/16(E)	1,615,450	2,234,526
Gracechurch Card Funding PLC
0.81%, 10/15/12(U)†	1,350,000	2,120,156
GSAA Trust
0.58%, 12/25/34†	384,509	330,412
Honda Auto Receivables Owner Trust
2.22%, 09/15/10	110,170	110,257
1.50%, 08/15/11	368,543	368,925
Hyundai Auto Receivables Trust
1.11%, 02/15/12	306,682	307,116
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	180,235	133,855
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	945,299	1,286,039
MBNA Credit Card Master Note Trust
0.73%, 02/20/14(E)†	715,000	965,670
Morgan Stanley ABS Capital I
0.31%, 11/25/36†	141,180	140,737
Nissan Auto Lease Trust
1.22%, 09/15/11	343,701	344,094
Ocwen Advance Receivables Backed Notes
3.59%, 09/15/23 144A	930,000	941,625
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	324,972	336,577
Residential Asset Mortgage Products, Inc.
0.38%, 12/25/36†	804,518	778,725
Santander Drive Auto Receivables Trust
1.37%, 08/15/13 144A	1,930,000	1,935,705
SLC Student Loan Trust
0.65%, 01/15/19†	890,000	849,364
SLM Student Loan Trust
0.50%, 07/25/17†	1,283,032	1,276,487
1.91%, 12/15/17 144A†	1,153,377	1,153,680
1.80%, 01/25/18†	3,975,000	4,095,755
Soundview Home Equity Loan Trust
1.11%, 08/25/31†	861,528	856,074
0.32%, 08/25/37†	244,093	242,356

See Notes to Schedules of Investments.	17

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Investment Loan Trust
0.31%, 07/25/36†	$27,463	$27,331
Structured Asset Securities Corporation
1.76%, 04/25/35†	1,054,328	783,487
0.31%, 10/25/36†	102,597	101,941
Structured Asset Receivables Trust
1.02%, 04/21/11 144A†	774,919	736,173
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	1,787,655	1,867,220
Volkswagen Auto Lease Trust
2.87%, 10/15/10	38,485	38,550
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	111,498	111,765
Wells Fargo Home Equity Trust
0.35%, 04/25/37†	726,771	705,540

Total Asset-Backed Securities (Cost $57,680,335)		57,169,232

CORPORATE BONDS — 18.5%
3M Co.
4.50%, 11/01/11Δ	590,000	616,045
Abbott Laboratories
5.60%, 05/15/11	750,000	774,447
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,406,747	2,546,703
Aflac, Inc.
3.45%, 08/15/15Δ	250,000	259,712
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	642,392
2.50%, 07/15/13	810,000	826,884
5.50%, 09/14/15	310,000	348,905
Allstate Corporation
6.20%, 05/16/14Δ	1,075,000	1,255,686
American Express Bank FSB
5.50%, 04/16/13Δ	275,000	299,505
American Express Credit Corporation
0.41%, 10/04/10†	100,000	100,000
0.42%, 06/16/11†Δ	100,000	99,857
American Honda Finance Corporation
2.64%, 06/29/11 144A†	600,000	610,003
2.38%, 03/18/13 144A	300,000	306,845
American International Group, Inc.
1.02%, 07/19/13(E)†	400,000	501,705
8.25%, 08/15/18 144A	1,350,000	1,579,500
AvalonBay Communities, Inc.
6.13%, 11/01/12Δ	317,000	346,114
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	1,420,000	1,496,061
Bank of America Corporation
5.38%, 09/11/12Δ	2,800,000	2,985,749
4.88%, 01/15/13	590,000	626,781
4.90%, 05/01/13Δ	400,000	427,407
5.38%, 06/15/14Δ	650,000	702,200
4.50%, 04/01/15Δ	783,000	822,394
Bank of New York Mellon Corporation
4.30%, 05/15/14Δ	790,000	868,127
BB&T Corporation
3.38%, 09/25/13Δ	400,000	420,206
Bear Stearns Cos. LLC
6.95%, 08/10/12Δ	1,165,000	1,288,413
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12	500,000	524,508
Berkshire Hathaway, Inc.
0.83%, 02/11/13†	1,340,000	1,347,457
Bottling Group LLC
6.95%, 03/15/14Δ	770,000	913,577
Burlington Northern Santa Fe Corporation
6.75%, 07/15/11	600,000	629,319
7.00%, 02/01/14Δ	365,000	427,463
Capital One Financial Corporation
5.70%, 09/15/11	1,000,000	1,042,465
4.80%, 02/21/12	1,000,000	1,045,209
6.25%, 11/15/13Δ	440,000	489,705
Carefusion Corporation
4.13%, 08/01/12Δ	1,720,000	1,800,443
Caterpillar Financial Services Corporation
5.75%, 02/15/12Δ	575,000	613,248
2.00%, 04/05/13Δ	540,000	553,675
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/11	4,325,000	4,411,487
5.25%, 02/01/12Δ	2,585,000	2,738,122
5.55%, 02/01/14	400,000	452,690
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	1,617,608	1,683,429
CenterPoint Energy, Inc.
6.85%, 06/01/15	710,000	825,163
Cisco Systems, Inc.
5.25%, 02/22/11	750,000	763,760
Citigroup Funding, Inc.
1.38%, 05/05/11	610,000	614,493
2.25%, 12/10/12Δ	1,050,000	1,086,720
Citigroup, Inc.
5.30%, 10/17/12Δ	275,000	293,210
2.38%, 08/13/13†	700,000	705,508
6.00%, 12/13/13	300,000	329,156
Comcast Cable Communications LLC
6.75%, 01/30/11Δ	2,060,000	2,100,215
ConocoPhillips
4.75%, 10/15/12Δ	1,000,000	1,078,850
4.75%, 02/01/14Δ	400,000	445,952
Consumers Energy Co.
5.38%, 04/15/13	475,000	520,946
Corn Products International, Inc.
3.20%, 11/01/15	200,000	204,087
COX Communications, Inc.
7.75%, 11/01/10	1,225,000	1,230,963
7.13%, 10/01/12	420,000	465,197
Crown Castle Towers LLC
4.52%, 01/15/15 144A	1,300,000	1,374,987

18	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CSX Corporation
6.75%, 03/15/11	$575,000	$589,548
5.75%, 03/15/13	1,225,000	1,350,458
CVS Caremark Corporation
5.75%, 08/15/11Δ	975,000	1,016,117
Daimler Finance NA LLC
7.30%, 01/15/12	350,000	376,526
Devon Financing Corporation
6.88%, 09/30/11	1,570,000	1,661,332
DIRECTV Holdings LLC
4.75%, 10/01/14Δ	680,000	743,366
Dow Chemical Co.
4.85%, 08/15/12Δ	1,500,000	1,588,229
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	624,998
Duke Energy Carolinas LLC
6.25%, 01/15/12Δ	1,300,000	1,391,794
Duke Energy Ohio, Inc.
5.70%, 09/15/12	1,375,000	1,492,473
Eli Lilly & Co.
3.55%, 03/06/12Δ	200,000	207,907
Enterprise Products Operating LLC
7.50%, 02/01/11Δ	600,000	612,460
4.60%, 08/01/12	675,000	711,183
6.13%, 02/01/13	1,005,000	1,094,679
6.38%, 02/01/13	750,000	818,112
Equifax, Inc.
4.45%, 12/01/14	140,000	149,516
ERAC USA Finance LLC
2.75%, 07/01/13 144AΔ	370,000	378,242
Exelon Generation Co. LLC
5.35%, 01/15/14	808,000	896,643
Express Scripts, Inc.
5.25%, 06/15/12	550,000	587,394
Florida Power Corporation
6.65%, 07/15/11	600,000	627,446
FPL Group Capital, Inc.
5.63%, 09/01/11	475,000	495,683
2.55%, 11/15/13Δ	750,000	768,933
General Electric Capital Corporation
1.38%, 01/15/13†	700,000	701,251
1.88%, 09/16/13Δ	200,000	200,745
5.90%, 05/13/14	460,000	521,816
3.75%, 11/14/14Δ	660,000	699,575
6.50%, 09/15/37 144A(U)	300,000	440,070
Genzyme Corporation
3.63%, 06/15/15 144A	395,000	419,331
Georgia Power Co.
1.30%, 09/15/13	720,000	722,221
Goldman Sachs Group, Inc.
1.63%, 07/15/11	400,000	404,590
3.63%, 08/01/12	990,000	1,030,895
4.75%, 07/15/13	950,000	1,020,630
5.00%, 10/01/14	936,000	1,022,256
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	327,738
Hewlett-Packard Co.
4.25%, 02/24/12	486,000	509,744
Hospira, Inc.
5.55%, 03/30/12	555,000	595,679
HSBC Finance Corporation
2.02%, 10/20/10†	600,000	600,101
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	189,607
International Business Machines Corporation
2.10%, 05/06/13Δ	1,250,000	1,290,640
1.00%, 08/05/13Δ	700,000	702,904
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	552,738
John Deere Capital Corporation
1.22%, 01/18/11†	760,000	761,645
JPMorgan Chase & Co.
5.38%, 10/01/12	300,000	324,758
4.75%, 05/01/13	500,000	542,604
KeyCorp
3.75%, 08/13/15Δ	360,000	367,715
Kraft Foods, Inc.
6.00%, 02/11/13	950,000	1,055,650
2.63%, 05/08/13Δ	230,000	238,528
5.25%, 10/01/13Δ	230,000	254,573
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	135,750
6.75%, 12/28/17#	2,600,000	3,510
6.88%, 05/02/18#	2,400,000	576,000
Merrill Lynch & Co., Inc.
6.05%, 08/15/12	400,000	429,515
5.00%, 01/15/15Δ	2,700,000	2,878,197
MetLife, Inc.
2.38%, 02/06/14Δ	290,000	293,305
Metropolitan Life Global Funding I
0.93%, 07/13/11 144A†	980,000	981,879
2.88%, 09/17/12 144A	2,225,000	2,295,775
Microsoft Corporation
0.88%, 09/27/13	720,000	721,531
2.95%, 06/01/14	900,000	955,040
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	563,168
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	597,101
MidAmerican Funding LLC
6.75%, 03/01/11	600,000	615,309
Morgan Stanley
6.60%, 04/01/12	885,000	952,088
6.00%, 05/13/14	755,000	829,553
6.00%, 04/28/15	400,000	440,215
4.00%, 07/24/15Δ	1,575,000	1,606,891
Nabors Industries, Inc.
6.15%, 02/15/18	1,650,000	1,839,163
9.25%, 01/15/19	2,300,000	2,947,563
NBC Universal, Inc.
2.10%, 04/01/14 144A	1,560,000	1,568,560
3.65%, 04/30/15 144AΔ	550,000	581,167
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	598,169
Novartis Capital Corporation
1.90%, 04/24/13	560,000	575,204
4.13%, 02/10/14	210,000	229,497
Oracle Corporation
3.75%, 07/08/14	970,000	1,058,044

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Overseas Private Investment Corporation
0.00%, 07/12/12Ω	$2,100,000	$2,404,550
5.75%, 04/15/16Ω	1,600,000	2,035,264
PACCAR Financial Corporation
0.71%, 04/05/13Ω†	550,000	551,091
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	142,658
Praxair, Inc.
1.75%, 11/15/12	330,000	336,592
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	218,603
Progress Energy, Inc.
7.10%, 03/01/11	1,120,000	1,148,083
Prudential Financial, Inc.
3.63%, 09/17/12	945,000	982,517
2.75%, 01/14/13Δ	1,525,000	1,563,145
Regions Financial Corporation
4.88%, 04/26/13Δ	735,000	744,396
SBA Tower Trust
4.25%, 04/15/15 144A	510,000	542,911
Simon Property Group LP REIT
4.20%, 02/01/15Δ	140,000	150,373
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	1,003,768
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	1,075,000
Standard Chartered Bank
0.78%, 11/16/11†	1,340,000	1,340,864
Stryker Corporation
3.00%, 01/15/15	450,000	474,317
TD Ameritrade Holding Corporation
4.15%, 12/01/14Δ	660,000	701,853
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	370,000	377,390
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,420,155
6.20%, 07/01/13	685,000	772,180
Time Warner, Inc.
3.15%, 07/15/15Δ	290,000	300,927
Toyota Motor Credit Corporation
1.38%, 08/12/13Δ	750,000	756,359
Union Pacific Corporation
6.13%, 01/15/12	365,000	387,536
US Bancorp
1.38%, 09/13/13	720,000	723,828
Verizon Global Funding Corporation
6.88%, 06/15/12	445,000	489,691
Vornado Realty LP REIT
4.25%, 04/01/15	700,000	725,165
Wachovia Corporation
5.30%, 10/15/11	394,000	412,606
Wells Fargo & Co.
3.75%, 10/01/14Δ	360,000	381,823
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,918,305
WM Wrigley Jr Co.
1.66%, 06/28/11 144A†	700,000	700,451
3.70%, 06/30/14 144A	1,420,000	1,471,725
XTO Energy, Inc.
6.25%, 04/15/13	600,000	679,012
Yum! Brands, Inc.
3.88%, 11/01/20Δ	240,000	240,172

Total Corporate Bonds (Cost $136,435,784)		136,590,192

FOREIGN BONDS — 18.9%
Australia — 2.1%
Australia & New Zealand Banking Group, Ltd.
1.04%, 08/04/11 144A†	600,000	600,745
0.57%, 06/18/12 144A†	1,575,000	1,578,475
Australia Government Bond
4.75%, 06/15/16(A)	5,600,000	5,372,290
Commonwealth Bank of Australia
2.40%, 01/12/12 144A	1,004,000	1,027,860
Macquarie Bank, Ltd.
4.10%, 12/17/13 144A	2,010,000	2,195,543
National Australia Bank, Ltd.
1.01%, 01/08/13 144A†	930,000	931,246
Suncorp-Metway, Ltd.
0.67%, 12/17/10 144A†	2,405,000	2,406,229
Westpac Banking Corporation
2.25%, 11/19/12	620,000	632,298
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	526,307

		15,270,993

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,089,697

Brazil — 0.1%
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	716,167
Brazilian Government International Bond
10.25%, 06/17/13Δ	280,000	350,700

		1,066,867

Canada — 4.9%
Bank of Nova Scotia
2.25%, 01/22/13	790,000	813,223
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144A	720,000	725,734
Canadian Government Bond
1.50%, 03/01/12(C)	21,300,000	20,754,924
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144AΔ	6,560,000	6,730,776
CDP Financial, Inc.
3.00%, 11/25/14 144AΔ	735,000	763,986
Export Development Canada
2.25%, 05/28/15	330,000	343,302
Province of Ontario
1.88%, 11/19/12Δ	775,000	794,329
4.10%, 06/16/14	2,195,000	2,413,365
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,463,794
6.38%, 03/01/14Δ	320,000	368,923
TELUS Corporation
8.00%, 06/01/11	400,000	418,923

20	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	$360,000	$385,407

		35,976,686

Chile — 0.2%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,382,768
Chile Government International Bond
5.50%, 01/15/13Δ	300,000	328,941

		1,711,709

Denmark — 0.3%
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	461,705
1.75%, 12/06/12 144A	1,735,000	1,767,550

		2,229,255

France — 1.7%
Banque PSA Finance
3.50%, 01/17/14(E)	550,000	746,152
Cie de Financement Foncier
1.63%, 07/23/12 144AΔ	2,200,000	2,209,966
Dexia Credit Local
2.00%, 03/05/13 144A	1,170,000	1,179,518
0.96%, 04/29/14 144A†	2,300,000	2,292,783
2.75%, 04/29/14 144A	2,900,000	2,983,279
Total Capital SA
3.00%, 06/24/15	2,800,000	2,940,686
Veolia Environnement
5.25%, 06/03/13Δ	520,000	567,094

		12,919,478

Germany — 0.1%
Federal Republic of Germany
1.50%, 09/21/12 144A	1,000,000	1,018,462

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144AΔ	790,000	834,368

Ireland — 0.4%
DanFin Funding, Ltd.
1.23%, 07/16/13 144A†	2,800,000	2,798,659

Israel — 0.1%
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12Δ	800,000	810,230

Italy — 0.3%
Atlantia SpA
1.33%, 06/09/11(E)†	900,000	1,226,824
Telecom Italia SpA
1.41%, 12/06/12(E)†	900,000	1,204,260

		2,431,084

Japan — 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.60%, 01/22/13 144AΔ	2,700,000	2,784,564

Luxembourg — 0.6%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,269,076
1.88%, 06/15/13	570,000	580,274
Gaz Capital SA
9.25%, 04/23/19	2,300,000	2,875,000

		4,724,350

Malaysia — 0.1%
Malaysia Government International Bond
7.50%, 07/15/11	680,000	714,451

Mexico — 0.5%
America Movil SAB de CV
3.63%, 03/30/15 144A	200,000	209,308
Mexico Government International Bond
6.38%, 01/16/13Δ	760,000	850,060
Petroleos Mexicanos
4.88%, 03/15/15 144AΔ	1,250,000	1,341,764
5.50%, 01/21/21	1,400,000	1,497,664

		3,898,796

Netherlands — 1.3%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,290,000	2,436,679
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	600,000	817,315
Koninklijke KPN NV
8.00%, 10/01/10	1,430,000	1,430,000
LeasePlan Corporation NV
3.00%, 05/07/12 144A	300,000	314,437
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,403,640
Shell International Finance BV
1.88%, 03/25/13	400,000	409,682
4.00%, 03/21/14	520,000	563,831
Volkswagen International Finance NV
1.63%, 08/12/13 144A	2,055,000	2,067,127

		9,442,711

New Zealand — 0.3%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	1,800,000	1,843,024

Norway — 0.3%
Eksportfinans ASA
5.00%, 02/14/12Δ	1,125,000	1,191,239
Statoil ASA
2.90%, 10/15/14Δ	650,000	682,521

		1,873,760

Portugal — 0.4%
Obrigacoes do Tesouro
0.00%, 05/16/47@	2,400,000	3,267,406

Qatar — 0.1%
Qatar Government International Bond
4.00%, 01/20/15 144A	350,000	371,000

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	657,000

Spain — 0.3%
Telefonica Emisiones SAU
2.58%, 04/26/13	2,210,000	2,252,286

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Supranational — 0.5%
European Investment Bank
4.75%, 04/15/11(E)	$1,500,000	$2,089,753
International Finance Corporation
2.00%, 10/29/12	1,200,000	1,221,417

		3,311,170

Sweden — 0.5%
Stadshypotek AB
1.45%, 09/30/13 144A@	2,900,000	2,911,594
Svenska Handelsbanken AB
2.88%, 09/14/12 144A	785,000	808,030

		3,719,624

Switzerland — 0.1%
Credit Suisse
3.45%, 07/02/12Δ	1,000,000	1,040,363

United Kingdom — 2.9%
Anglo American Capital PLC
2.15%, 09/27/13 144AΔ	1,460,000	1,471,657
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,403,351
2.70%, 03/05/12 144A	740,000	757,465
2.50%, 01/23/13Δ	495,000	506,033
5.93%, 12/15/49 144A	3,800,000	3,591,000
BP Capital Markets PLC
5.25%, 11/07/13Δ	1,080,000	1,177,107
British Telecommunications PLC
8.13%, 12/15/10	2,800,000	2,844,360
Deutsche Bank AG
5.38%, 10/12/12	2,600,000	2,830,727
HSBC Bank PLC
1.63%, 08/12/13 144A	630,000	632,887
Lloyds TSB Bank PLC
1.03%, 06/09/11(E)†	400,000	546,155
National Grid PLC
1.20%, 01/18/12(E)†	850,000	1,155,374
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	500,000	513,060
Sherwood Castle Funding PLC
5.00%, 11/15/10(U)	1,220,000	1,920,810
Standard Chartered PLC
3.85%, 04/27/15 144A	1,425,000	1,487,884
Vodafone Group PLC
0.58%, 02/27/12†	950,000	951,496

		21,789,366

Total Foreign Bonds (Cost $136,238,256)		139,847,359

MORTGAGE-BACKED SECURITIES — 26.2%
Adjustable Rate Mortgage Trust
5.26%, 03/25/37	3,082,646	1,786,837
American Home Mortgage Investment Trust
2.67%, 10/25/34†	863,911	751,690
American Home Mortgage Assets
1.29%, 11/25/46	1,229,179	590,575
Arkle Master Issuer PLC
1.52%, 05/17/49 144A†	2,780,000	2,770,144
Arran Residential Mortgages Funding PLC
1.58%, 05/16/47 144A†	1,640,000	1,640,000
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	636,554	642,750
5.84%, 06/10/49	1,455,000	1,527,955
Banc of America Funding Corporation
5.94%, 01/20/47	1,060,635	780,287
Banc of America Mortgage Securities, Inc.
6.50%, 10/01/19	244,360	246,841
Bear Stearns Adjustable Rate Mortgage Trust
3.06%, 12/01/33†	377,931	357,811
3.35%, 01/25/34	416,459	398,668
3.31%, 07/25/34†	792,132	726,270
2.76%, 03/25/35†	1,449,514	1,381,194
Bear Stearns Alt-A Trust
1.00%, 06/25/34†	422,876	342,915
4.54%, 09/25/35	650,033	491,466
Bear Stearns Commercial Mortgage Securities
0.37%, 03/15/19 144A†	1,282,366	1,210,610
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	2,630,000	2,741,459
Countrywide Alternative Loan Trust
6.00%, 10/25/32	91,568	93,790
Countrywide Home Loan Mortgage Pass-Through Trust
0.80%, 01/25/35†	221,400	184,962
Credit Suisse First Boston Mortgage Securities Corporation
5.44%, 09/15/34	1,696,093	1,740,181
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	743,738	451,405
5.89%, 10/25/36 STEP	743,738	434,566
FDIC Structured Sale Guaranteed Notes
0.75%, 10/25/12 144AΩ	1,700,000	1,654,129
1.13%, 10/25/13 144AΩ	2,300,000	2,196,348
3.00%, 09/30/19 144A	1,556,443	1,589,199
3.25%, 04/25/38 144A	910,924	929,372
0.81%, 02/25/48 144A†	852,183	853,802
FDIC Trust
2.18%, 05/25/50 144A	1,832,688	1,841,754
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	280	298
5.38%, 09/15/11	1,144,597	1,174,846
5.00%, 11/15/16	163,126	164,015
3.50%, 12/01/18	1,746,416	1,807,229
10.75%, 02/01/19	54,642	55,458
6.00%, 11/01/22	937,934	1,018,203
2.78%, 07/01/27†	17,957	18,840
0.61%, 12/15/30†	384,355	384,389
2.41%, 06/01/33†	1,644,634	1,715,273
2.52%, 04/01/34†	1,369,377	1,432,581
2.75%, 10/01/34†	427,420	444,640
2.67%, 08/01/35†	1,364,713	1,433,898
3.02%, 10/01/35†	1,113,147	1,170,682
5.81%, 04/01/36†	1,194,886	1,252,798
5.50%, 10/01/38 TBA	7,000,000	7,424,375

22	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Housing Authority
7.43%, 09/01/22	$1,406	$1,392
Federal National Mortgage Association
5.00%, 01/01/18	1,887,422	2,014,338
5.50%, 12/01/18	662,013	716,651
4.00%, 11/25/19	592,610	626,568
2.51%, 12/01/24†	54,463	56,560
9.00%, 05/01/25	68,685	79,244
9.00%, 07/01/25	74,960	86,292
5.50%, 11/25/27	969,242	982,503
0.86%, 05/25/30†	1,373,985	1,374,815
0.91%, 05/25/30†	1,086,406	1,085,533
2.74%, 09/01/31†	59,158	61,382
3.31%, 03/25/32	237,198	243,210
5.50%, 10/01/32	1,143,276	1,229,090
2.26%, 04/01/33†	264,582	276,549
2.39%, 06/01/33†	151,260	156,709
3.30%, 10/01/33†	602,756	625,507
3.05%, 12/01/33†	179,645	188,242
2.64%, 09/01/34†	363,724	377,313
2.66%, 09/01/34†	455,644	472,279
2.80%, 10/01/34†	491,334	511,701
2.92%, 10/01/34†	579,574	605,421
2.94%, 08/01/35†	2,955,309	3,099,674
3.60%, 09/01/35†	1,049,496	1,103,318
5.37%, 10/01/35†	1,240,476	1,326,129
3.36%, 12/01/35†	68,147	71,372
6.00%, 10/01/37 TBA	3,000,000	3,222,186
4.50%, 10/14/38 TBA	39,500,000	41,129,375
4.00%, 10/14/40 TBA	600,000	616,687
1.59%, 07/01/44†	210,332	211,282
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	1,032,717	1,053,425
3.61%, 06/25/14	1,095,000	1,165,761
FHLMC Structured Pass-Through Securities
1.26%, 05/25/43†	1,176,150	1,111,696
1.79%, 07/25/44†	1,951,489	1,952,928
First Horizon Alternative Mortgage Securities
2.29%, 06/25/34†	672,253	589,293
Fosse Master Issuer PLC
0.60%, 10/18/54	730,522	727,245
GE Capital Commercial Mortgage Corporation
6.53%, 05/15/33	3,377,682	3,424,002
5.56%, 06/10/38	209,950	211,207
6.07%, 06/10/38	2,075,000	2,158,410
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	2,200,154	2,241,817
GMAC Mortgage Servicer Advance Funding Co., Ltd.
4.25%, 01/15/22 144A	1,000,000	1,006,629
Government National Mortgage Association
6.00%, 02/15/11	815	808
3.38%, 06/20/17†	12,298	12,687
3.38%, 06/20/21†	6,324	6,524
3.13%, 10/20/27†	47,848	49,361
8.50%, 10/15/29	27,236	32,667
0.86%, 02/16/30†	194,927	196,454
8.50%, 03/15/30	3,788	4,550
8.50%, 04/15/30	12,348	14,833
8.50%, 05/15/30	134,496	161,554
8.50%, 06/15/30	13,021	15,639
8.50%, 07/15/30	63,757	76,575
8.50%, 08/15/30	17,627	21,173
8.50%, 09/15/30	2,238	2,689
8.50%, 11/15/30	50,981	61,238
8.50%, 12/15/30	32,514	39,055
8.50%, 02/15/31	18,891	22,721
0.56%, 03/20/37†	2,870,600	2,857,498
5.94%, 04/20/37 IOΩ†	2,788,202	311,631
0.56%, 05/20/37†	1,186,115	1,180,709
6.42%, 07/20/37 IOΩ†	3,231,977	340,454
Gracechurch Mortgage Financing PLC
0.43%, 11/20/38†@	2,755,560	2,707,254
0.43%, 11/20/39†	1,548,815	1,521,663
Greenpoint Mortgage Funding Trust
0.44%, 01/25/37†	1,015,844	611,338
0.53%, 11/25/45†	292,600	173,325
GS Mortgage Securities Corporation II
6.45%, 08/05/18 144A	2,105,000	2,184,374
6.04%, 08/15/18 144A	99,141	101,294
GSR Mortgage Loan Trust
2.86%, 06/01/34	524,174	475,678
2.99%, 09/25/34	691,726	609,361
2.89%, 09/25/35	2,700,819	2,580,941
HarborView Mortgage Loan Trust
3.37%, 12/19/35	1,878,821	1,412,864
0.47%, 11/19/36†	2,155,099	1,368,925
Holmes Master Issuer PLC
0.61%, 07/15/21†	1,030,000	1,020,730
0.82%, 07/15/21(U)†	625,000	972,755
0.93%, 07/15/21(E)†	730,000	985,878
Indymac Index Mortgage Loan Trust
0.53%, 06/25/37†	787,932	176,847
0.45%, 09/25/46†	1,159,652	665,685
JP Morgan Mortgage Trust
5.02%, 02/25/35†	559,480	565,664
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	792,898	801,726
6.37%, 12/15/28	1,520,000	1,557,449
Luminent Mortgage Trust
0.43%, 12/25/36†	1,226,078	773,385
MASTR Adjustable Rate Mortgages Trust
3.61%, 12/25/33†	720,564	626,129
MLCC Mortgage Investors, Inc.
2.28%, 12/25/34	1,028,974	981,687
4.96%, 02/25/36	1,153,566	1,013,953
Morgan Stanley Capital I
5.36%, 12/15/44	1,358,641	1,396,451
Morgan Stanley Resecuritization Trust
0.51%, 06/17/13 144A†	1,065,000	1,060,335
Mound Financing PLC
1.02%, 11/08/32(E)†	850,000	1,156,706
Permanent Financing PLC
0.39%, 06/10/33†	1,245,000	1,239,605
0.39%, 06/10/33 144A†	700,000	696,672

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Permanent Master Issuer PLC
1.58%, 04/15/14(U)†	$535,000	$836,156
Provident Funding Mortgage Loan Trust
2.79%, 04/25/34	1,212,578	1,195,423
Prudential Securities Secured Financing Corporation
7.99%, 05/17/32	1,955,000	1,953,976
Residential Accredit Loans, Inc.
0.66%, 01/25/33†	347,165	294,542
Residential Asset Securitization Trust
0.56%, 05/25/35†	799,483	561,547
Residential Funding Mortgage Securities I
6.50%, 03/25/32	40,228	41,344
Salomon Brothers Mortgage Securities VII, Inc.
6.50%, 11/13/36	2,035,351	2,108,128
Station Place Securitization Trust
1.76%, 12/29/10 144A†	1,410,000	1,410,000
Structured Adjustable Rate Mortgage Loan Trust
2.73%, 08/25/34	1,036,632	919,843
0.56%, 09/25/34†	187,846	143,987
Structured Asset Mortgage Investments, Inc.
2.25%, 10/19/34†	572,710	453,702
0.54%, 05/25/35†	949,644	584,815
0.51%, 07/19/35†	159,533	104,768
Structured Asset Securities Corporation
0.31%, 05/25/36†	96,309	94,815
TBW Mortgage Backed Pass-Through Certificates
6.01%, 07/25/37 STEP	663,454	399,843
Thornburg Mortgage Securities Trust
0.37%, 11/25/11†	2,039,564	1,983,446
0.38%, 07/25/36†	632,428	628,266
0.36%, 03/25/37†	1,907,595	1,849,232
0.39%, 06/25/37†	1,063,441	1,015,070
0.38%, 10/25/46†	1,480,014	1,467,672
TIAA Retail Commercial Trust
5.64%, 08/15/39	1,602,450	1,643,737
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	632,038	639,940
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.23%, 05/25/47†	986,268	204,984
Washington Mutual Mortgage Pass-Through Certificates
0.80%, 12/25/27†	2,065,912	1,857,870
12.06%, 12/25/27 IO	2,116,644	116,415
5.50%, 02/25/37	1,064,486	784,954
5.56%, 05/25/37†	1,211,099	959,439
5.66%, 06/25/37	2,877,017	1,953,762
1.77%, 06/25/42†	32,390	26,423
0.57%, 01/25/45†	1,142,519	952,548
0.58%, 08/25/45†	460,032	386,235
0.55%, 10/25/45†	479,177	388,541
1.35%, 06/25/46†	1,776,162	1,305,349
1.13%, 01/25/47†	1,001,940	589,113
Washington Mutual MSC Mortgage Pass-Through Certificates
2.88%, 03/25/32†	97,135	87,111
Wells Fargo Mortgage-Backed Securities Trust
2.88%, 01/25/35†	1,211,707	1,182,109

Total Mortgage-Backed Securities (Cost $200,517,882)		194,020,839

MUNICIPAL BONDS — 3.4%
California State Public Works Board, California State University Projects, Series B-2 Revenue Bond
7.80%, 03/01/35	800,000	852,352
Chicago Transit Authority, Revenue Bond
6.90%, 12/01/40	1,300,000	1,402,310
Citizens Property Insurance Corporation High Risk Account, Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,147,938
Dallas County Hospital District, Series B General Obligation Bond
6.17%, 08/15/34	1,300,000	1,400,087
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,917,880
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	707,987
State of California General Obligation Bond
5.10%, 08/01/14	170,000	177,873
5.00%, 11/01/32	1,300,000	1,323,192
7.50%, 04/01/34	1,600,000	1,742,368
5.65%, 04/01/39	1,850,000	1,993,486
7.55%, 04/01/39	3,400,000	3,700,934
State of Illinois General Obligation Bond
2.77%, 01/01/12	1,820,000	1,837,162
3.32%, 01/01/13	5,500,000	5,596,360

Total Municipal Bonds (Cost $23,766,829)		24,799,929

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bills
0.14%, 10/07/10Δ	28,600,000	28,599,571
0.14%, 02/10/11	4,500,000	4,497,822

		33,097,393

U.S. Treasury Bonds
8.13%, 05/15/21‡‡	4,700,000	7,096,267
8.13%, 08/15/21	1,600,000	2,425,000
8.00%, 11/15/21	3,300,000	4,977,845
7.25%, 08/15/22Δ	251,000	363,950
7.63%, 11/15/22‡‡	117,000	174,696
7.50%, 11/15/24Δ	600,000	909,656
3.50%, 02/15/39Δ	300,000	290,297

		16,237,711

24	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Inflationary Index Bond
1.25%, 07/15/20Δ‡‡	$12,900,000	$13,549,325

U.S. Treasury Notes
1.75%, 11/15/11	500,000	508,086
1.00%, 04/30/12Δ	2,219,000	2,241,714
0.38%, 08/31/12Δ‡‡	5,205,000	5,201,950
0.38%, 09/30/12	12,225,000	12,213,545
1.38%, 05/15/13	4,255,000	4,344,763
1.00%, 07/15/13	3,600,000	3,639,945
0.75%, 08/15/13	555,000	557,168
0.75%, 09/15/13Δ	22,385,000	22,461,960
2.50%, 04/30/15Δ	1,197,000	1,269,195
1.88%, 06/30/15	270,000	278,269
1.25%, 09/30/15	1,175,000	1,173,348
2.38%, 07/31/17Δ	2,150,000	2,220,210

		56,110,153

Total U.S. Treasury Obligations (Cost $117,046,809)		118,994,582

	Shares
MONEY MARKET FUNDS — 17.8%
GuideStone Money Market Fund (GS4 Class)¥	43,647,415	43,647,415
Northern Institutional Liquid Assets Portfolio§	88,386,604	88,386,604

Total Money Market Funds (Cost $132,034,019)		132,034,019

	Par
REPURCHASE AGREEMENTS — 8.3%
Banc of America Securities LLC
0.17% (dated 09/28/10, due 10/04/10, repurchase price $4,700,133, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $4,859,086)	$4,700,000	4,700,000
0.17% (dated 09/29/10, due 10/05/10, repurchase price $3,500,099, collateralized by U.S. Treasury Note, 0.750%, due 05/31/12, total market value $3,579,096)	3,500,000	3,500,000
0.17% (dated 09/28/10, due 10/04/10, repurchase price $8,500,241, collateralized by U.S. Treasury Inflationary Index Bond, 2.500%, due 07/15/16, total market value $8,688,230)	8,500,000	8,500,000
Citigroup Global Markets, Inc.
0.18% (dated 09/30/10, due 10/01/10, repurchase price $20,300,102, collateralized by U.S. Treasury Note, 2.625%, due 02/29/16, total market value $20,717,813)	20,300,000	20,300,000
0.26% (trade dated 09/30/10, settled 10/01/10, due 10/04/10, repurchase price $20,500,444, collateralized by U.S. Treasury Note, 2.625%, due 02/29/16, total market value $20,920,145)	20,500,000	20,500,000
Credit Suisse Securities LLC
0.17% (dated 09/28/10, due 10/05/10, repurchase price $4,100,136, collateralized by U.S. Treasury Note, 3.375%, due 06/30/13, total market value $4,194,733)	4,100,000	4,100,000

Total Repurchase Agreements (Cost $61,600,000)		61,600,000

TOTAL INVESTMENTS — 121.4% (Cost $898,047,821)		898,185,842

	Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
90-Day Eurodollar Futures, Strike Price $99.50, Expires 12/14/10 (CITIG)	(3)	(1,294)

	Notional Amount
Call Swaptions — (0.2)%
3-Month LIBOR, Strike Price $3.25, Expires 01/24/11 (DEUT)	$(21,100,000)	(1,194,359)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (MSCS)	(3,900,000)	(229,466)

		(1,423,825)

	Number of Contracts
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $99.50, Expires 12/14/10 (CITIG)	(3)	(244)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	$(200,000)	(12)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(6)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(217)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	(17)
3-Month LIBOR, Strike Price $2.25, Expires 06/19/12 (RBS)	(2,700,000)	(17,961)

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (MSCS)	$(900,000)	$(5,921)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (RBS)	(11,000,000)	(72,367)
3-Month LIBOR, Strike Price $2.75, Expires 06/19/12 (DEUT)	(2,800,000)	(18,626)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(3,900,000)	(20,574)
3-Month LIBOR, Strike Price $3.00, Expires 06/19/12 (CITI)	(4,000,000)	(21,102)
3-Month LIBOR, Strike Price $3.00, Expires 06/19/12 (DEUT)	(500,000)	(2,638)
3-Month LIBOR, Strike Price $3.00, Expires 09/25/12 (CITI)	(600,000)	(3,947)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(8,600,000)	—
3-Month LIBOR, Strike Price $5.00, Expires 01/25/11 (DEUT)	(21,100,000)	(1,064)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (MSCS)	(3,900,000)	—
CDX IG15 Index, Strike Price $1.70, Expiration Date 03/17/11 (MSCS)	(11,600,000)	(41,623)
iTraxx Crossover Index, Strike Price $1.80, Expiration Date 03/17/11 (MSCS)	(2,100,000)	(14,932)

		(221,007)

Total Written Options (Premiums received $(793,430))		(1,646,370)

Liabilities in Excess of Other Assets — (21.2)%		(156,532,139)

NET ASSETS — 100.0%		$740,007,333

Please see abbreviation and footnote definitions on page 104.

26	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2010:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$3,300,000	$220,275	$—	$220,275
Nabors Industries, 5.375% due 08/15/12	(1.00)%	06/20/12	BNP	USD	2,700,000	128,052	8,660	119,392
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	435,455	268,529	—	268,529
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	MSCS	USD	436,328	213,035	—	213,035
Structured Asset Investment Loan Trust, 6.14% due 02/25/35	(0.61)%	02/25/35	BAR	USD	437,951	281,248	—	281,248

						$1,111,139	$8,660	$1,102,479

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG14 5Y Index	(0.01)%	06/20/15	GSC	USD	$7,900,000	$(304)	$115,963	$(116,267)
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	GSC	USD	6,872,800	252,598	86,815	165,783
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	BAR	USD	2,420,000	88,943	24,552	64,391
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	RBS	USD	2,032,800	74,712	22,312	52,400
Dow Jones CDX IG14 5Y Index	(0.08)%	03/20/19	MSCS	USD	5,227,200	192,117	63,897	128,220
Dow Jones CDX HY-8 Index	(1.63)%	02/25/35	CITI	USD	4,900,000	(42,174)	—	(42,174)
Dow Jones CDX HY-8 Index	(0.35)%	02/17/39	GSC	USD	5,700,000	381,418	868,369	(486,951)

						$947,310	$1,181,908	$(234,598)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	(11.65)%	02/02/12	MSCS	BRL	$1,800,000	$30,742	$8,652	$22,090
Brazil Cetip Interbank Deposit	(11.91)%	01/02/13	BAR	BRL	5,000,000	26,854	22,580	4,274
Brazil Cetip Interbank Deposit	(11.94)%	01/02/14	HSBC	BRL	10,400,000	22,156	20,291	1,865
Brazil Cetip Interbank Deposit	(11.96)%	01/02/14	GSC	BRL	5,900,000	34,575	(9,319)	43,894

						$114,327	$42,204	$72,123

Total Swap agreements outstanding at September 30, 2010						$2,172,776	$1,232,772	$940,004

Please see abbreviation and footnote definitions on page 104.

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	26.2
Foreign Bonds	18.9
Corporate Bonds	18.5
Money Market Funds	17.8
U.S. Treasury Obligations	16.1
Futures Contracts	9.3
Repurchase Agreements	8.3
Asset-Backed Securities	7.7
Forward Foreign Currency Contracts	6.5
Agency Obligations	4.5
Municipal Bonds	3.4
Swap Agreements	0.3
Written Options	(0.2)

137.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$166,862
Money Market Funds	132,034,019	—
Purchased Option	—	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	33,129,690	—
Asset-Backed Securities	57,169,232	—
Corporate Bonds	136,590,192	—
Foreign Bonds	139,847,359	—
Forward Foreign Currency Contracts	—	410,048
Mortgage-Backed Securities	194,020,839	—
Municipal Bonds	24,799,929	—
Repurchase Agreements	61,600,000	—
Swap Agreements	—	2,172,776
U.S. Treasury Obligations	118,994,582	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$898,185,842	$2,749,686

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$(206,152)
Written Options	(1,538)	—
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(2,362,315)
Written Options	(1,644,832)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(1,646,370)	$(2,568,467)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

28	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09 Corporate Bonds	$1,818,415	$—
Accrued discounts/premiums Corporate Bonds	57,367	—
Realized gain (loss) Corporate Bonds	—	—
Change in unrealized appreciation (depreciation) Corporate Bonds	159,482	—
Purchases Corporate Bonds	—	—
Sales Corporate Bonds	—	—
Transfers in and/or out of Level 3 Corporate Bonds	(2,035,264)	—

Balance, 09/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	29

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.3%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$473,530
Federal Home Loan Mortgage Corporation
0.25%, 10/13/10Ω	17,400,000	17,399,273
4.50%, 04/02/14	4,600,000	5,145,804
1.75%, 09/10/15	1,800,000	1,819,962
Federal National Mortgage Association
0.29%, 08/08/11	12,300,000	12,275,560
5.25%, 08/01/12	2,400,000	2,590,245
3.88%, 07/12/13	1,070,000	1,162,331
4.38%, 10/15/15	510,000	579,087
4.66%, 10/09/19Ω	150,000	99,244
6.63%, 11/15/30	820,000	1,131,642
Tennessee Valley Authority
5.25%, 09/15/39	350,000	407,834
4.63%, 09/15/60	400,000	418,787

Total Agency Obligations (Cost $42,870,006)		43,503,299

ASSET-BACKED SECURITIES — 4.0%
Access Group, Inc.
1.80%, 10/27/25†	1,640,884	1,702,547
Amortizing Residential Collateral Trust
0.61%, 01/01/32†	39,016	26,139
Asset-Backed Securities Corporation Home Equity
0.53%, 09/25/34†	168,112	145,520
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	310,000	330,042
Bank of America Student Loan Trust
1.28%, 02/25/43 144A†	500,000	499,999
Bayview Financial Acquisition Trust
0.94%, 02/28/44†	517,431	478,620
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	3,009,689	2,363,502
6.50%, 10/25/36	3,161,366	2,265,485
Brazos Higher Education Authority
0.40%, 09/25/23†	881,417	876,591
CIT Mortgage Loan Trust
1.26%, 10/25/37 144A†@	405,724	381,030
1.51%, 10/25/37 144A†@	430,000	266,570
1.71%, 10/25/37 144A†@	800,000	402,260
College Loan Corporation Trust
0.59%, 10/25/25†	1,000,000	991,372
Countrywide Home Equity Loan Trust
0.40%, 02/15/34†	378,473	204,337
0.50%, 12/15/35†	1,007,526	274,794
0.40%, 07/15/36†	1,121,687	521,791
Daimler Chrysler Auto Trust
1.74%, 09/10/12†	2,960,731	2,973,166
Education Funding Capital Trust I
1.45%, 06/15/43†	200,000	184,496
EFS Volunteer LLC
1.39%, 10/25/35 144A†	450,000	442,531
EMC Mortgage Loan Trust
0.81%, 11/25/41 144A†	151,897	134,758
Ford Credit Auto Owner Trust
1.68%, 06/15/12†	1,340,862	1,346,650
Franklin Auto Trust
1.84%, 06/20/12†	392,592	393,558
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	420,980	253,082
Goal Capital Funding Trust
1.24%, 08/25/48 144A†	931,693	921,227
GSAMP Trust
0.37%, 05/25/46 144A†	268,820	262,347
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	600,000	648,612
HSBC Home Equity Loan Trust
1.46%, 11/20/36†	965,574	878,888
Knowledgeworks Foundation
1.24%, 02/25/42†	300,000	296,287
Lehman XS Trust
0.56%, 11/25/35†	821,996	578,602
0.56%, 11/25/35 STEP	947,818	671,135
0.53%, 12/25/35†	216,751	142,911
0.53%, 02/25/36†	1,052,466	629,121
Madison Avenue Manufactured Housing Contract
0.61%, 03/25/32†	188,028	187,576
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	2,500,015	3,401,164
Missouri Higher Education Loan Authority
1.27%, 11/26/32†	939,971	946,522
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.54%, 07/25/17 STEP	113,600	80,104
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	726,192
Nelnet Student Loan Trust
1.98%, 04/25/24†	780,000	803,995
1.21%, 07/27/48 144A†	400,000	400,148
Provident Bank Home Equity Loan Trust
0.80%, 08/25/31†	121,402	48,704
Residential Asset Mortgage Products, Inc.
0.74%, 03/25/34†	364,813	219,911
Residential Funding Securities LLC
0.71%, 06/25/33 144A†	384,892	304,780
Salomon Brothers Mortgage Securities VII, Inc.
0.74%, 03/25/28 STEP	60,606	56,066
Securitized Asset-Backed Receivables LLC Trust
0.49%, 02/25/37†	2,751,839	1,311,455
SLC Student Loan Trust
0.37%, 06/15/22†	600,000	584,677
SLM Student Loan Trust
2.00%, 04/25/23†	6,457,484	6,682,231
0.58%, 12/15/25 144A†	400,000	398,680

30	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Securities Corporation
0.56%, 04/25/31 144A†	$2,990,956	$2,092,602

Total Asset-Backed Securities (Cost $47,814,458)		40,732,777

CORPORATE BONDS — 19.9%
AES Corporation
7.75%, 10/15/15Δ	270,000	290,250
Agilent Technologies, Inc.
5.50%, 09/14/15	575,000	647,162
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	125,000	134,061
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	30,038
American Express Bank FSB
6.00%, 09/13/17	1,100,000	1,256,488
American Express Co.
6.80%, 09/01/66†Δ	1,340,000	1,350,050
American Express Credit Corporation
0.41%, 10/04/10†	200,000	200,000
5.88%, 05/02/13	2,600,000	2,863,276
5.13%, 08/25/14Δ	680,000	753,938
American General Finance Corporation
6.90%, 12/15/17	580,000	487,200
American International Group, Inc.
5.60%, 10/18/16	600,000	615,000
5.85%, 01/16/18	1,220,000	1,268,800
8.25%, 08/15/18 144A	3,200,000	3,744,000
6.25%, 03/15/37	680,000	586,500
Anadarko Petroleum Corporation
6.38%, 09/15/17Δ	450,000	496,582
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	809,500
Apache Corporation
6.00%, 09/15/13Δ	680,000	764,120
Arizona Public Service Co.
8.75%, 03/01/19	525,000	690,837
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	102,750
Astoria Financial Corporation
5.75%, 10/15/12	450,000	466,875
AT&T, Inc.
5.10%, 09/15/14	550,000	618,090
6.55%, 02/15/39Δ	430,000	501,819
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	29,050
Baker Hughes, Inc.
7.50%, 11/15/18Δ	710,000	907,558
Bank of America Corporation
0.79%, 10/14/16†Δ	1,700,000	1,518,809
5.75%, 12/01/17	3,130,000	3,351,376
5.65%, 05/01/18Δ	2,700,000	2,865,078
7.63%, 06/01/19	670,000	795,820
Bear Stearns Cos. LLC
6.95%, 08/10/12Δ	1,600,000	1,769,494
5.70%, 11/15/14Δ	1,000,000	1,128,584
6.40%, 10/02/17	1,200,000	1,399,733
7.25%, 02/01/18Δ	2,615,000	3,190,096
BellSouth Capital Funding
7.88%, 02/15/30Δ	460,000	575,535
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	43,117
6.88%, 10/15/31	10,000	11,614
Berkshire Hathaway, Inc.
3.20%, 02/11/15	560,000	594,497
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	708,876
Boeing Capital Corporation
4.70%, 10/27/19	230,000	257,356
Boeing Co.
4.88%, 02/15/20Δ	300,000	343,363
6.63%, 02/15/38	210,000	264,812
Boston Scientific Corporation
4.50%, 01/15/15Δ	300,000	307,191
Capital One Capital III
0.08%, 08/15/36	200,000	205,000
Caterpillar Financial Services Corporation
6.20%, 09/30/13Δ	980,000	1,122,212
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	968,270
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	586,345
Chesapeake Energy Corporation
7.25%, 12/15/18Δ	205,000	221,912
Chubb Corporation
6.38%, 03/29/49†Δ	375,000	373,125
CitiFinancial, Inc.
6.63%, 06/01/15Δ	300,000	333,372
Citigroup Capital
7.88%, 10/30/40†	11,800	295,000
Citigroup Funding, Inc.
1.88%, 10/22/12Δ	3,900,000	4,001,533
1.88%, 11/15/12	1,500,000	1,538,690
Citigroup, Inc.
6.50%, 08/19/13Δ	110,000	121,616
6.00%, 12/13/13Δ	980,000	1,075,242
6.38%, 08/12/14Δ	325,000	361,215
5.00%, 09/15/14	1,720,000	1,788,055
6.01%, 01/15/15Δ	520,000	572,230
5.50%, 02/15/17Δ	1,160,000	1,199,392
6.13%, 11/21/17Δ	1,000,000	1,093,938
6.13%, 05/15/18Δ	4,800,000	5,244,883
5.38%, 08/09/20Δ	425,000	440,558
6.88%, 03/05/38Δ	1,240,000	1,389,512
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	234,490
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	96,442
9.46%, 11/15/22	200,000	282,638
Comcast Corporation
6.50%, 01/15/17Δ	60,000	71,470
5.70%, 05/15/18	1,250,000	1,433,024
6.95%, 08/15/37	40,000	47,058
Comcast Holdings Corporation
10.63%, 07/15/12Δ	550,000	635,901

See Notes to Schedules of Investments.	31

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Community Health Systems, Inc.
8.88%, 07/15/15Δ	$250,000	$266,250
Complete Production Services, Inc.
8.00%, 12/15/16Δ	280,000	289,800
ConocoPhillips Holding Co.
6.95%, 04/15/29	940,000	1,211,354
COX Communications, Inc.
5.45%, 12/15/14	300,000	339,688
CSC Holdings, Inc.
7.63%, 04/01/11	500,000	512,500
6.75%, 04/15/12	60,000	62,925
CVS Caremark Corporation
6.60%, 03/15/19Δ	1,010,000	1,227,691
CVS Pass-Through Trust
6.94%, 01/10/30 144A	943,789	1,065,867
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	603,555
5.75%, 09/08/11	1,900,000	1,984,347
7.30%, 01/15/12	550,000	591,684
6.50%, 11/15/13	100,000	114,464
DaVita, Inc.
6.63%, 03/15/13	200,000	204,250
DCP Midstream LLC
9.75%, 03/15/19 144AΔ	200,000	266,544
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	369,844
Delta Air Lines, Inc.
6.82%, 08/10/22	406,279	424,562
Developers Diversified Realty Corporation
7.50%, 04/01/17	375,000	390,156
Discover Bank
8.70%, 11/18/19	425,000	502,298
DISH DBS Corporation
7.00%, 10/01/13Δ	10,000	10,662
6.63%, 10/01/14	30,000	31,425
7.75%, 05/31/15Δ	200,000	214,250
Dominion Resources, Inc.
4.75%, 12/15/10	70,000	70,573
5.70%, 09/17/12	1,230,000	1,341,630
Dow Chemical Co.
7.60%, 05/15/14Δ	550,000	642,941
Duke Energy Carolinas LLC
5.63%, 11/30/12Δ	580,000	634,515
Eastman Kodak Co.
7.25%, 11/15/13Δ	390,000	376,350
El Paso Corporation
7.00%, 06/15/17Δ	710,000	757,475
7.80%, 08/01/31	750,000	782,152
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	337,968
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,518,809
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/20	175,000	189,791
Energy Future Holdings Corporation
5.55%, 11/15/14Δ	120,000	64,800
6.50%, 11/15/24	370,000	143,375
6.55%, 11/15/34	865,000	333,025
Energy Transfer Partners LP
5.95%, 02/01/15	650,000	722,836
6.70%, 07/01/18Δ	570,000	664,894
Enterprise Products Operating LLC
6.65%, 04/15/18†	650,000	770,368
8.38%, 08/01/66Δ	350,000	365,731
7.03%, 01/15/68†Δ	350,000	348,740
Exelon Corporation
5.63%, 06/15/35	675,000	685,072
Fifth Third Bank Ohio
0.55%, 05/17/13†	400,000	383,142
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	276,444
FirstEnergy Corporation
6.45%, 11/15/11Δ	3,000	3,145
7.38%, 11/15/31	1,180,000	1,285,674
Ford Motor Credit Co., LLC
5.54%, 06/15/11†Δ	607,000	622,934
12.00%, 05/15/15Δ	1,320,000	1,664,030
8.00%, 12/15/16	1,300,000	1,471,302
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,995,000	2,229,740
General Electric Capital Corporation
2.00%, 09/28/12Δ	2,900,000	2,981,299
5.45%, 01/15/13Δ	150,000	163,227
6.00%, 08/07/19Δ	1,850,000	2,085,220
4.38%, 09/16/20Δ	400,000	402,285
General Electric Co.
5.00%, 02/01/13	920,000	999,621
5.25%, 12/06/17	200,000	225,440
Georgia-Pacific LLC
8.13%, 05/15/11Δ	4,000	4,170
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18Δ	1,470,000	1,749,144
GMAC, Inc.
6.88%, 09/15/11Δ	1,101,000	1,140,911
1.75%, 10/30/12	3,000,000	3,071,052
7.50%, 12/31/13Δ	177,000	189,832
8.00%, 12/31/18	62,000	64,325
Goldman Sachs Capital II
5.79%, 12/29/49†Δ	60,000	51,225
Goldman Sachs Group, Inc.
6.60%, 01/15/12Δ	70,000	74,627
5.30%, 02/14/12	30,000	31,562
3.63%, 08/01/12	110,000	114,544
5.45%, 11/01/12Δ	190,000	205,009
4.75%, 07/15/13Δ	60,000	64,461
5.25%, 10/15/13	160,000	174,025
5.75%, 10/01/16	1,900,000	2,113,298
6.25%, 09/01/17Δ	1,700,000	1,908,053
5.95%, 01/18/18	2,300,000	2,529,922
5.38%, 03/15/20Δ	310,000	327,350
6.00%, 06/15/20Δ	460,000	506,890
HCA, Inc.
6.30%, 10/01/12Δ	32,000	32,640
9.13%, 11/15/14	60,000	63,375
6.50%, 02/15/16Δ	686,000	689,430
9.25%, 11/15/16	480,000	520,800
9.63%, 11/15/16 PIK	95,720	104,096
7.88%, 02/15/20	125,000	137,344
7.69%, 06/15/25	250,000	235,000

32	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hess Corporation
8.13%, 02/15/19Δ	$410,000	$539,942
7.88%, 10/01/29	260,000	337,495
7.30%, 08/15/31	680,000	838,994
Hospira, Inc.
5.60%, 09/15/40	275,000	285,827
HSBC Finance Corporation
7.00%, 05/15/12Δ	390,000	421,893
6.38%, 11/27/12Δ	70,000	76,599
Humana, Inc.
7.20%, 06/15/18	480,000	556,516
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†	280,000	190,400
International Lease Finance Corporation
6.50%, 09/01/14 144AΔ	240,000	258,600
0.00%, 02/23/15Ω	2,300,000	2,334,086
0.00%, 03/05/16Ω	1,700,000	1,723,681
6.75%, 09/01/16 144A	880,000	946,000
JC Penney Corporation, Inc.
7.40%, 04/01/37	50,000	50,687
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	348,522
5.15%, 10/01/15Δ	1,890,000	2,074,623
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	382,339
Kerr-McGee Corporation
6.95%, 07/01/24	450,000	492,000
7.88%, 09/15/31	1,010,000	1,150,590
Kinder Morgan Energy Partners LP
6.75%, 03/15/11Δ	110,000	112,788
7.13%, 03/15/12	500,000	536,942
5.85%, 09/15/12	40,000	43,210
5.00%, 12/15/13Δ	200,000	218,482
6.00%, 02/01/17	250,000	282,378
Kraft Foods, Inc.
6.13%, 08/23/18Δ	350,000	414,267
5.38%, 02/10/20Δ	880,000	984,835
6.50%, 02/09/40	300,000	352,510
Kroger Co.
6.15%, 01/15/20Δ	500,000	595,210
L-3 Communications Corporation
6.38%, 10/15/15	120,000	124,350
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	6,058
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	45,250
5.25%, 02/06/12#	390,000	88,238
5.63%, 01/24/13#	2,300,000	540,500
6.20%, 09/26/14#	300,000	67,875
6.50%, 07/19/17#	150,000	202
6.75%, 12/28/17#	3,340,000	4,509
Liberty Property LP
4.75%, 10/01/20	575,000	580,215
Medtronic, Inc.
4.45%, 03/15/20	300,000	329,199
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	2,120,000	2,278,010
6.05%, 05/16/16	500,000	532,830
5.70%, 05/02/17	400,000	414,260
6.40%, 08/28/17Δ	775,000	849,278
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	316,500
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	355,500
MetLife, Inc.
7.72%, 02/15/19Δ	100,000	127,476
4.75%, 02/08/21	620,000	659,110
6.40%, 12/15/36	150,000	141,000
5.88%, 02/06/41Δ	190,000	207,428
Morgan Stanley
5.63%, 01/09/12	310,000	326,559
5.75%, 08/31/12Δ	3,325,000	3,567,416
1.22%, 03/01/13(E)†	500,000	649,117
0.70%, 10/18/16†	340,000	299,231
5.95%, 12/28/17†	450,000	484,092
6.63%, 04/01/18Δ	1,675,000	1,859,768
Motors Liquidation Co.
8.25%, 07/15/23#	210,000	68,775
8.38%, 07/05/33(E)#	170,000	75,320
Nabors Industries, Inc.
9.25%, 01/15/19Δ	3,300,000	4,229,112
NBC Universal, Inc.
4.38%, 04/01/21 144A@	150,000	152,145
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	150,036
Nisource Finance Corporation
7.88%, 11/15/10Δ	2,660,000	2,678,474
10.75%, 03/15/16Δ	200,000	264,464
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	600,000	699,571
NRG Energy, Inc.
7.38%, 02/01/16Δ	80,000	82,500
7.38%, 01/15/17	35,000	35,962
Occidental Petroleum Corporation
7.00%, 11/01/13Δ	1,120,000	1,318,488
Overseas Private Investment Corporation
0.00%, 07/12/12Ω	3,000,000	3,435,072
Pacific Gas & Electric Co.
8.25%, 10/15/18Δ	40,000	53,223
6.05%, 03/01/34	390,000	443,580
5.80%, 03/01/37	250,000	278,617
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,215,852
Peabody Energy Corporation
7.88%, 11/01/26Δ	1,100,000	1,218,250
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	236,716
6.63%, 06/15/35	159,000	174,491
PepsiCo, Inc.
7.90%, 11/01/18Δ	650,000	867,347
Pfizer, Inc.
7.20%, 03/15/39	760,000	1,037,676
Pricoa Global Funding I
0.49%, 09/27/13 144A†	1,700,000	1,671,382
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,927,374
Progress Energy, Inc.
7.75%, 03/01/31	350,000	463,371

See Notes to Schedules of Investments.	33

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ProLogis
1.88%, 11/15/37Δ	$350,000	$329,875
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,054,000	1,111,816
Qwest Corporation
8.88%, 03/15/12	200,000	220,000
Reed Elsevier Capital, Inc.
8.63%, 01/15/19Δ	410,000	540,260
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	250,000	220,294
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	744,798
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	430,000	521,816
Service Corporation International
7.63%, 10/01/18Δ	90,000	96,750
7.50%, 04/01/27	200,000	192,000
Simon Property Group LP
10.35%, 04/01/19Δ	750,000	1,049,924
Sonat, Inc.
7.63%, 07/15/11Δ	460,000	479,178
Southern Natural Gas Co.
8.00%, 03/01/32Δ	400,000	471,414
Sovereign Bank
2.05%, 08/01/13†	250,000	242,298
Sprint Capital Corporation
7.63%, 01/30/11	1,100,000	1,120,625
8.38%, 03/15/12	465,000	499,875
6.90%, 05/01/19	30,000	30,300
8.75%, 03/15/32	170,000	179,350
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	225,000	231,188
SunTrust Preferred Capital I
5.85%, 12/31/49†	357,000	271,766
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	666,857
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,361,382
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	294,323
7.63%, 04/01/37Δ	50,000	57,747
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	650,000	859,739
8.25%, 04/01/19	310,000	400,878
6.75%, 06/15/39Δ	290,000	335,794
Time Warner, Inc.
4.70%, 01/15/21	130,000	138,028
6.10%, 07/15/40	340,000	367,424
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	590,000	766,859
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	313,475
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	384,499
Unilever Capital Corporation
7.13%, 11/01/10	285,000	286,393
Union Pacific Corporation
6.65%, 01/15/11	260,000	264,169
United Air Lines, Inc.
9.21%, 01/21/17	81,116	—
9.56%, 10/19/18@	161,429	66,186
United Parcel Service, Inc.
4.50%, 01/15/13Δ	770,000	833,693
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	397,888
4.88%, 04/01/13	410,000	442,367
US Bank NA
4.38%, 02/28/17(E)†	250,000	341,519
US Central Federal Credit Union
1.90%, 10/19/12	600,000	615,752
Verizon Communications, Inc.
6.10%, 04/15/18	290,000	345,392
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	325,164
4.38%, 06/01/13Δ	140,000	151,800
Wachovia Bank NA
6.60%, 01/15/38Δ	275,000	313,154
Wachovia Capital Trust III
5.80%, 03/15/42†Δ	500,000	443,750
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	2,012,645
5.63%, 10/15/16	520,000	579,244
5.75%, 02/01/18Δ	310,000	353,806
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	471,107
WellPoint, Inc.
5.88%, 06/15/17Δ	720,000	830,964
Wells Fargo & Co.
4.38%, 01/31/13	600,000	640,684
7.98%, 03/15/49†Δ	2,600,000	2,749,500
Wells Fargo Capital X
5.95%, 12/15/36	200,000	195,859
Wells Fargo Capital XV
9.75%, 09/26/44†Δ	990,000	1,093,950
Westlake Chemical Corporation
6.63%, 01/15/16	54,000	54,675
Whirlpool Corporation
8.00%, 05/01/12	125,000	136,264
8.60%, 05/01/14	150,000	178,743
Williams Cos., Inc.
7.50%, 01/15/31Δ	15,000	17,018
7.75%, 06/15/31	149,000	170,694
8.75%, 03/15/32	325,000	408,364
9.25%, 03/15/32	728,000	914,736
Windstream Corporation
8.63%, 08/01/16Δ	630,000	669,375
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,393
5.50%, 06/15/18Δ	970,000	1,163,855
6.50%, 12/15/18Δ	70,000	89,286
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†	525,000	522,375

Total Corporate Bonds (Cost $196,780,647)		203,613,648

FOREIGN BONDS — 12.9%
Australia — 1.5%
Australia Government Bond
4.75%, 06/15/16(A)	7,800,000	7,482,833
6.00%, 02/15/17(A)	2,400,000	2,456,532
Commonwealth Bank of Australia
2.40%, 01/12/12 144AΔ	1,200,000	1,228,518
3.75%, 10/15/14 144AΔ	440,000	470,675
5.00%, 10/15/19 144A	190,000	206,346

34	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Macquarie Bank, Ltd.
2.60%, 01/20/12 144A	$1,000,000	$1,025,703
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A@	525,000	492,074
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,534,484

		14,897,165

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	250,000	269,012
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	352,666
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	200,000	216,083

		837,761

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	876,000
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	225,000	228,937

		1,104,937

Canada — 2.0%
Bank of Nova Scotia
1.45%, 07/26/13 144A	3,200,000	3,236,829
Canadian Government Bond
1.50%, 03/01/12(C)	12,700,000	12,375,001
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144AΔ	1,000,000	1,026,033
2.60%, 07/02/15 144AΔ	300,000	312,497
Hydro Quebec
6.30%, 05/11/11	305,000	316,002
Nexen, Inc.
7.50%, 07/30/39	70,000	86,296
OPTI Canada, Inc.
8.25%, 12/15/14	65,000	49,725
Province of Ontario
4.10%, 06/16/14	400,000	439,793
Rogers Communications, Inc.
6.38%, 03/01/14Δ	90,000	103,760
6.75%, 03/15/15	10,000	11,901
Sun Media Corporation
7.63%, 02/15/13Δ	90,000	90,900
Suncor Energy, Inc.
6.10%, 06/01/18	200,000	234,471
Teck Resources, Ltd.
10.75%, 05/15/19	400,000	504,471
Toronto-Dominion Bank
2.20%, 07/29/15 144A	1,000,000	1,014,566
TransCanada PipeLines, Ltd.
6.35%, 05/15/67	400,000	374,492

		20,176,737

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25	450,000	449,055
Petrobras International Finance Co.
6.13%, 10/06/16Δ	271,000	304,703
5.75%, 01/20/20	235,000	261,331
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A	690,000	677,017
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	1,130,000	741,955
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	528,429	580,847
Transocean, Inc.
6.50%, 11/15/20	600,000	654,676
Vale Overseas, Ltd.
8.25%, 01/17/34	80,000	102,241
6.88%, 11/21/36	511,000	585,073

		4,356,898

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	229,201

Denmark — 0.4%
BRFkredit AS
2.05%, 04/15/13 144A	2,500,000	2,564,535
Danske Bank AS
2.50%, 05/10/12 144A	600,000	614,508
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A	1,000,000	1,023,403

		4,202,446

France — 1.0%
AXA SA
6.46%, 12/14/18 144AΔ	150,000	131,625
Cie de Financement Foncier
1.63%, 07/23/12 144AΔ	1,200,000	1,205,436
2.13%, 04/22/13 144A	400,000	407,503
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15Δ	200,000	204,500
7.75%, 05/15/17	155,000	159,263
Credit Agricole SA
8.38%, 10/13/19 144AΔ	1,180,000	1,268,500
Dexia Credit Local
2.75%, 01/10/14 144A	5,900,000	6,037,352
Legrand France SA
8.50%, 02/15/25	250,000	302,432

		9,716,611

Germany — 0.2%
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	2,200,000	2,244,393

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	186,000
6.38%, 09/25/12 144A#@	580,000	179,800
6.69%, 06/15/16 144A#@Δ	1,000,000	10
7.45%, 09/14/16 144A#@	100,000	1
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	68,125
7.63%, 02/28/15 144A#@	2,490,000	666,075
7.13%, 05/19/16 144A#@	350,000	3
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	168,750

		1,268,764

See Notes to Schedules of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22	$230,000	$231,492
6.38%, 04/30/22 144A	298,000	300,331

		531,823

Indonesia — 0.1%
Republic of Indonesia
5.88%, 03/13/20 144A	590,000	683,692

Ireland — 0.0%
DEPFA ACS Bank
5.13%, 03/16/37 144A@	380,000	284,473
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	130,050

		414,523

Italy — 0.1%
Intesa Sanpaolo SpA
3.63%, 08/12/15 144A	390,000	395,069
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	155,438
5.25%, 11/15/13Δ	165,000	177,403
4.95%, 09/30/14Δ	260,000	277,081
5.25%, 10/01/15Δ	130,000	140,442

		1,145,433

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	440,000	474,630
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)@	325,000	439,180
5.85%, 07/15/49 144A†@	475,000	474,454
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144AΔ	640,000	672,536

		2,060,800

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	918,309

Luxembourg — 0.8%
Fiat Finance & Trade, Ltd. SA
9.00%, 07/30/12(E)	700,000	1,035,676
FMC Finance III SA
6.88%, 07/15/17Δ	250,000	268,750
Gaz Capital for Gazprom
6.51%, 03/07/22 144AΔ	3,200,000	3,420,160
Hellas Telecommunications Finance
4.84%, 10/15/12(E)Ω#@	379,811	172,809
Russian Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	314,250
TNK-BP Finance SA
7.50%, 07/18/16 144A	110,000	122,650
Tyco International Group SA
6.00%, 11/15/13Δ	2,920,000	3,311,881

		8,646,176

Mexico — 0.6%
America Movil SAB de CV
5.63%, 11/15/17	270,000	305,968
5.00%, 03/30/20 144AΔ	240,000	260,049
BBVA Bancomer SA Texas
7.25%, 04/22/20 144AΔ	625,000	672,964
Mexican Bonos
9.00%, 12/20/12(M)	20,600,000	1,765,222
10.00%, 12/05/24(M)	10,500,000	1,110,688
Mexico Government International Bond
6.75%, 09/27/34Δ	601,000	749,747
6.05%, 01/11/40Δ	134,000	154,100
Petroleos Mexicanos
8.00%, 05/03/19Δ	720,000	896,400
5.50%, 01/21/21 144A	370,000	395,900

		6,311,038

Netherlands — 0.8%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,128,104
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	589,064
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	700,000	953,534
ING Bank NV
3.90%, 03/19/14 144A	500,000	546,007
Koninklijke KPN NV
8.00%, 10/01/10	780,000	780,000
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,200,000	1,257,750
Rabobank Nederland NV
11.00%, 06/30/19 144AΔ	687,000	891,128
Shell International Finance BV
4.38%, 03/25/20Δ	810,000	893,364

		8,038,951

New Zealand — 0.2%
ANZ National International, Ltd.
3.25%, 04/02/12 144A	1,900,000	1,975,069
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144AΔ	200,000	204,780

		2,179,849

Portugal — 0.4%
Obrigacoes do Tesouro
0.00%, 05/16/47@	3,000,000	4,084,258

Qatar — 0.2%
Qatar Government International Bond
5.15%, 04/09/14	510,000	559,317
5.25%, 01/20/20 144AΔ	580,000	640,900
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	300,067

		1,500,284

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Russia — 0.0%
Russian Foreign Bond
7.50%, 03/31/30	$220,800	$264,231

South Africa — 0.2%
South Africa Government Bond
10.50%, 12/21/26(S)	10,200,000	1,796,438

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	256,038

Spain — 0.2%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	700,000	710,863
Telefonica Emisiones SAU
6.42%, 06/20/16Δ	900,000	1,056,147
5.13%, 04/27/20Δ	655,000	713,953

		2,480,963

Sweden — 0.7%
Nordea Bank AB
3.70%, 11/13/14 144A	390,000	412,335
4.88%, 01/27/20 144A	110,000	119,537
Stadshypotek AB
1.45%, 09/30/13 144A@Δ	5,800,000	5,823,188
Swedish Housing Finance Corporation
3.13%, 03/23/12 144A	300,000	310,131

		6,665,191

Switzerland — 0.2%
Credit Suisse AG
5.40%, 01/14/20Δ	200,000	213,743
Credit Suisse NY
4.38%, 08/05/20	250,000	255,824
UBS AG
1.44%, 02/23/12	400,000	402,935
3.88%, 01/15/15†Δ	530,000	553,718
4.88%, 08/04/20	180,000	190,167

		1,616,387

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A	268,604	290,320

United Kingdom — 1.8%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144AΔ	3,800,000	3,892,971
Anglo American Capital PLC
9.38%, 04/08/14 144AΔ	100,000	123,213
9.38%, 04/08/19 144A	275,000	371,413
Barclays Bank PLC
5.20%, 07/10/14	460,000	510,407
6.05%, 12/04/17 144AΔ	230,000	249,796
BP Capital Markets PLC
5.25%, 11/07/13Δ	1,190,000	1,296,998
3.88%, 03/10/15Δ	635,000	661,342
4.50%, 10/01/20	375,000	384,250
HSBC Holdings PLC
6.80%, 06/01/38Δ	425,000	494,591
Lloyds TSB Bank PLC
1.03%, 06/09/11(E)†	500,000	682,693
6.50%, 09/14/20 144A@	350,000	354,014
12.00%, 12/16/39 144A	3,200,000	3,694,869
Royal Bank of Scotland PLC
1.50%, 03/30/12 144A@Δ	2,400,000	2,425,162
4.88%, 08/25/14 144A	425,000	451,269
4.88%, 03/16/15Δ	200,000	210,624
3.95%, 09/21/15Δ	970,000	981,238
5.63%, 08/24/20Δ	175,000	183,830
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	880,000	959,243
7.64%, 03/31/45	300,000	224,250
WPP Finance UK
8.00%, 09/15/14	226,000	269,761

		18,421,934

Venezuela — 0.0%
Venezuela Government International Bond
5.75%, 02/26/16	420,000	291,900
9.00%, 05/07/23	120,000	73,800
0.08%, 10/13/24	80,000	50,740

		416,440

Virgin Islands (British) — 0.4%
Gerdau Trade, Inc.
5.75%, 01/30/21	4,000,000	4,049,440

Total Foreign Bonds (Cost $131,902,884)		131,807,431

LOAN AGREEMENT — 0.0%
Ford Motor Co. Tranche B
3.31%, 12/15/13† (Cost $48,550)	48,550	47,513

MORTGAGE-BACKED SECURITIES — 43.8%
ABN AMRO Mortgage Corporation
0.01%, 06/25/33 IOΩ@	83,182	5,091
American Home Mortgage Assets
1.29%, 11/25/46	1,414,136	679,440
1.12%, 02/25/47†	2,100,438	1,039,837
Bank of America Funding Corporation
0.43%, 07/20/36†	466,803	464,274
Bank of America Mortgage Securities, Inc.
2.77%, 07/25/34†	358,520	327,452
Bear Stearns Adjustable Rate Mortgage Trust
5.68%, 02/25/33	110,246	110,376
5.27%, 05/25/34	705,033	658,810
2.76%, 03/25/35†	1,419,316	1,352,419
Bear Stearns Alt-A Trust
0.90%, 04/25/34†	101,328	78,132
2.76%, 05/25/35	573,645	468,529
4.54%, 09/25/35	853,169	645,049
Bear Stearns Structured Products, Inc.
3.01%, 01/26/36	1,443,402	998,097
Chase Mortgage Finance Corporation
3.74%, 02/25/37	284,202	258,701
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	1,781,254	1,658,595

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Commercial Mortgage Pass-Through Certificates
5.96%, 06/10/46	$1,250,000	$1,385,030
Countrywide Alternative Loan Trust
5.50%, 10/25/33	153,180	159,765
0.61%, 09/25/35†	864,273	500,978
0.68%, 09/25/35†	1,181,173	684,669
1.96%, 09/25/35†	288,091	177,435
0.59%, 10/25/35†	1,354,484	789,909
0.58%, 11/20/35†	1,655,393	997,962
0.67%, 11/20/35†	2,011,621	1,143,118
0.60%, 01/25/36†	687,097	448,727
0.53%, 02/25/36†	1,538,786	804,079
6.00%, 08/25/37	1,288,707	1,014,812
0.47%, 06/25/46†	1,080,620	567,918
0.45%, 09/25/46†	1,481,773	872,941
Countrywide Home Loan Mortgage Pass-Through Trust
3.48%, 02/19/34	1,294,139	1,233,757
3.40%, 11/20/34	262,252	227,606
0.69%, 11/25/34 144A†	27,873	22,644
0.69%, 03/25/35 144A†	103,290	84,981
0.50%, 03/25/36†	475,499	293,733
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,800,000	1,797,341
CS First Boston Mortgage Securities Corporation
0.01%, 07/25/33 IOΩ@+	164,207	—
12.03%, 07/25/33 IOΩ@	202,640	12,907
0.01%, 08/25/33 IOΩ@+	228,567	—
6.53%, 06/15/34	974,788	990,393
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	22,609	24,260
7.00%, 04/01/15	10,491	11,257
7.00%, 12/01/15	18,271	19,360
8.50%, 06/01/16	11,182	12,301
8.50%, 06/01/18	5,119	5,631
4.50%, 09/01/18	18,934	20,111
3.62%, 04/15/22 POΩ@	18,361	16,666
8.00%, 08/01/24	3,070	3,526
3.50%, 11/01/25 TBA	1,100,000	1,130,593
7.50%, 11/01/29	11,320	12,899
7.50%, 12/01/29	19,839	22,607
7.50%, 02/01/31	29,246	33,356
2.95%, 07/01/31†	28,802	30,197
3.11%, 08/01/31†	3,665	3,837
7.50%, 11/01/31	10,105	11,530
2.85%, 04/01/32†	6,977	7,320
2.71%, 03/01/34†	7,320	7,638
5.00%, 12/01/34	92,840	98,228
5.50%, 05/01/35	1,371,387	1,464,059
3.26%, 08/15/35Ω†@	458	458
5.00%, 11/01/35	1,182,692	1,249,843
5.50%, 11/01/35	499,060	532,784
5.00%, 12/01/35	90,399	96,292
5.50%, 01/01/36	237,477	253,753
6.00%, 02/01/36	1,310,325	1,411,769
5.96%, 01/01/37†	937,058	995,531
5.65%, 04/01/37†	1,738,190	1,837,794
6.00%, 04/01/37	9,291	10,254
3.44%, 04/15/37Ω†@	12,237	12,130
0.84%, 06/15/37†	1,546,799	1,548,525
3.59%, 06/15/37Ω†@	36,594	36,118
5.50%, 07/01/37	409,836	438,280
6.00%, 07/01/37	2,702	2,979
5.67%, 09/01/37†	1,116,272	1,185,593
6.00%, 09/01/37	118,374	130,197
5.50%, 02/01/38	241,499	256,333
5.00%, 04/01/38	73,643	78,565
5.50%, 04/01/38	160,107	169,942
6.00%, 07/01/38	45,164	49,657
5.50%, 12/01/38	956,384	1,015,130
6.00%, 12/01/38	125,421	137,851
6.00%, 01/01/39	61,740	67,787
5.00%, 03/01/39	490,940	523,946
5.00%, 04/01/39	1,088,450	1,156,954
5.00%, 05/01/39	351,496	376,083
5.00%, 06/01/39	1,253,191	1,341,044
5.00%, 07/01/39	272,380	291,133
5.00%, 08/01/39	37,989	40,642
4.50%, 09/01/39	942,477	992,140
5.00%, 09/01/39	250,334	267,702
4.50%, 10/01/39 TBA	1,100,000	1,143,828
5.00%, 10/01/39	540,516	577,351
5.00%, 11/01/39	454,818	485,160
5.00%, 12/01/39	722,959	772,972
5.00%, 01/01/40	45,904	48,968
4.50%, 02/01/40	28,321	29,815
5.00%, 03/01/40	409,022	437,601
4.50%, 04/01/40	281,402	296,274
5.00%, 04/01/40	374,419	400,579
4.50%, 05/01/40	475,356	500,492
4.50%, 06/01/40	196,948	207,362
4.00%, 10/14/40 TBA	2,500,000	2,563,280
Federal Housing Administration
7.43%, 10/01/18	156,594	166,945
Federal National Mortgage Association
3.00%, 02/17/15 TBA	2,500,000	2,525,802
8.00%, 06/01/15	19,134	20,853
8.00%, 06/15/15	8,417	8,500
8.00%, 07/01/15	15,399	15,635
8.00%, 09/01/15	28,334	30,394
5.00%, 12/01/17	61,517	65,269
5.00%, 05/01/18	132,393	141,596
4.00%, 09/01/18	2,318,428	2,458,362
5.00%, 04/01/19	354,717	378,791
5.00%, 08/01/19	188,972	201,797
6.00%, 09/01/19	472,310	511,014
5.00%, 10/01/19	156,982	167,636
6.00%, 12/01/20	875,832	947,604
9.41%, 08/25/21 IOΩ	160	3,866
4.18%, 10/25/21 IOΩ	263	5,342
9.50%, 05/01/22	3,048	3,374
3.34%, 07/01/22†	9,967	9,974
5.50%, 09/01/23	480,118	518,351
5.50%, 10/01/23	71,273	77,414
9.50%, 07/01/24	5,864	6,464
4.50%, 10/01/24 TBA	800,000	841,250
5.00%, 10/01/24 TBA	3,100,000	3,287,212
3.50%, 10/01/25 TBA	1,100,000	1,134,718
4.50%, 10/18/25 TBA	2,000,000	2,103,124
3.50%, 11/01/25 TBA	3,000,000	3,083,436
3.00%, 12/01/25 TBA	1,000,000	1,003,906
3.50%, 12/01/25 TBA	1,000,000	1,024,062

38	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.08%, 07/01/27†	$24,877	$25,232
2.57%, 08/01/27†	60,774	63,645
3.04%, 11/01/27†	50,338	51,058
5.50%, 04/01/29	440	472
3.01%, 02/01/30†	157,090	165,908
0.86%, 05/25/30†	1,134,336	1,135,021
2.76%, 06/01/30†	21,299	21,508
8.00%, 10/01/30	44,685	50,174
0.72%, 10/18/30†	42,633	42,799
3.20%, 12/01/30†	7,534	7,886
3.08%, 01/01/31†	8,298	8,425
2.57%, 05/01/31†	17,626	18,501
6.00%, 01/01/32	90,829	99,869
6.00%, 03/01/32	174,185	191,650
6.00%, 04/01/32	495,982	545,153
3.04%, 06/01/32†	9,638	9,786
3.34%, 08/01/32†	33,235	34,110
5.50%, 01/01/33	789,326	848,573
2.50%, 02/01/33†	3,199	3,347
2.86%, 05/01/33†	78,639	80,191
6.00%, 05/01/33	10,123	11,127
0.01%, 07/25/33 IOΩ†@	232,666	944
5.00%, 08/01/33	27,953	29,680
5.50%, 09/01/33	7,186	7,720
6.00%, 12/01/33	4,272	4,684
5.50%, 02/01/34	8,961	9,612
5.50%, 04/01/34	1,467	1,590
0.01%, 04/25/34 IOΩ†@	400,721	6,251
0.01%, 06/25/34 IOΩ†@	502,794	2,934
5.50%, 08/01/34	14,179	15,427
5.50%, 10/01/34	891	966
6.00%, 10/01/34	71,058	77,570
2.65%, 12/01/34†	567,154	588,310
5.50%, 12/01/34	90,687	97,267
6.00%, 12/01/34	2,107	2,300
6.00%, 01/01/35	744,396	812,611
6.00%, 04/01/35	28,644	31,412
6.00%, 05/01/35	2,699,502	2,932,538
3.28%, 05/25/35Ω†@	3,143	3,121
5.00%, 06/01/35	2,059,087	2,181,789
5.50%, 07/01/35	563	609
6.00%, 07/01/35	647,600	703,505
5.50%, 08/01/35	1,485	1,625
6.00%, 08/01/35	575	625
5.50%, 09/01/35	442,925	473,762
6.00%, 10/01/35	153,020	166,244
2.41%, 11/01/35†	269,612	275,919
2.42%, 11/01/35†	196,493	201,456
2.43%, 11/01/35†	217,225	222,662
2.44%, 11/01/35†	200,275	205,294
2.44%, 11/01/35†	221,627	227,038
2.86%, 11/01/35†	21,208	21,647
6.00%, 11/01/35	1,539,816	1,679,306
5.00%, 12/01/35	4,591,654	4,865,274
5.50%, 12/01/35	6,883	7,448
6.00%, 12/01/35	31,382	34,172
6.00%, 02/01/36	20,516	22,320
6.00%, 03/01/36	26,816	29,086
5.50%, 04/01/36	409,803	434,672
6.00%, 04/01/36	26,380	28,652
6.50%, 04/01/36	335,137	367,036
4.11%, 05/01/36†	320,577	326,445
0.71%, 08/25/36†	1,470,278	1,473,208
6.00%, 09/01/36	259,330	282,396
6.00%, 10/01/36	4,074	4,401
6.50%, 10/01/36	274,644	300,785
5.50%, 11/01/36	1,123,266	1,197,398
6.00%, 11/01/36	109,415	118,176
6.50%, 11/01/36	157,730	173,729
6.00%, 12/01/36	358,953	393,623
6.00%, 01/01/37	283,669	308,370
5.50%, 02/01/37	1,335	1,436
5.51%, 02/01/37†	1,361,274	1,450,821
5.50%, 03/01/37	55,519	59,374
5.50%, 04/01/37	2,128	2,271
6.00%, 04/01/37	13,135	14,134
5.50%, 05/01/37	2,647	2,840
6.00%, 05/01/37	50,016	53,818
5.50%, 06/01/37	981	1,052
6.00%, 06/01/37	39,934	42,970
6.00%, 07/01/37	5,869,403	6,380,785
5.63%, 07/15/37 TBA	300,000	370,285
6.00%, 08/01/37	136,869	147,273
6.50%, 08/01/37	155,952	170,357
6.00%, 09/01/37	95,797	103,079
6.50%, 09/01/37	472,264	515,887
6.00%, 10/01/37	279,346	300,580
6.50%, 10/01/37	350,570	382,953
5.50%, 11/01/37 TBA	4,600,000	4,885,343
6.00%, 11/01/37	271,745	292,401
6.00%, 11/01/37 TBA	9,000,000	9,655,308
3.04%, 12/01/37†	123,386	123,352
5.50%, 12/01/37	433,627	461,340
6.00%, 12/01/37	804,213	865,343
3.04%, 01/01/38†	52,734	53,868
5.50%, 01/01/38	909,226	967,334
6.00%, 01/01/38	3,771,469	4,058,212
5.50%, 02/01/38	1,002	1,075
6.00%, 02/01/38	43,839	47,117
4.50%, 03/01/38	51,943	54,184
5.50%, 03/01/38	2,895	3,099
6.00%, 03/01/38	298,976	321,341
4.50%, 04/01/38	1,602,080	1,671,187
6.00%, 04/01/38	3,920	4,213
5.50%, 05/01/38	557,318	592,943
6.00%, 05/01/38	2,809	3,019
5.50%, 06/01/38	567,687	603,996
5.50%, 07/01/38	772,276	824,767
6.00%, 07/01/38	621,982	668,484
5.50%, 08/01/38	4,573	4,895
5.50%, 09/01/38	2,016	2,158
5.00%, 10/01/38 TBA	100,000	105,250
5.50%, 10/01/38 TBA	8,500,000	9,035,236
6.00%, 10/01/38	41,099	44,172
5.50%, 12/01/38	743,421	798,751
6.00%, 12/01/38	1,641	1,764
5.00%, 02/01/39	236,419	249,688
4.50%, 03/01/39	731,676	771,328
5.00%, 03/01/39	334,699	357,705
4.50%, 05/01/39	552,638	581,225
5.00%, 05/01/39	582,692	623,787
4.50%, 06/01/39	64,846	68,364
5.00%, 06/01/39	479,880	506,762
5.00%, 07/01/39	718,372	768,327
4.50%, 08/01/39	271,343	286,064
5.00%, 08/01/39	1,406,497	1,506,443
5.50%, 08/01/39	218,814	232,777

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 09/01/39	$365,210	$385,036
5.00%, 09/01/39	1,501,126	1,606,544
4.50%, 10/01/39	668,126	702,959
4.50%, 10/01/39 TBA	600,000	624,750
5.00%, 10/01/39	1,538,923	1,647,242
5.50%, 10/01/39 TBA	1,000,000	1,063,281
4.50%, 11/01/39	312,047	328,945
5.00%, 11/01/39	89,862	96,174
4.50%, 12/01/39	241,963	255,086
5.00%, 12/01/39	260,442	278,705
6.00%, 12/01/39 TBA	4,700,000	5,060,945
4.00%, 12/14/39 TBA	11,000,000	11,237,182
4.50%, 01/01/40	1,338,383	1,409,823
5.00%, 01/01/40	1,449,900	1,551,756
4.50%, 02/01/40	77,526	81,738
5.00%, 02/01/40	42,284	45,198
4.50%, 03/01/40	174,394	183,871
5.00%, 03/01/40	461,340	489,580
4.50%, 04/01/40	308,294	325,047
5.00%, 05/01/40	2,549,590	2,725,385
1.79%, 06/01/40†	91,703	93,132
4.50%, 09/01/40	996,417	1,038,776
3.50%, 09/07/40 TBA	300,000	302,581
1.79%, 10/01/40†	279,981	284,228
3.50%, 10/01/40 TBA	1,600,000	1,611,750
5.50%, 10/01/40 TBA	7,000,000	7,440,783
4.00%, 10/13/40 TBA	22,000,000	22,611,864
4.50%, 10/13/40 TBA	75,900,000	79,030,875
5.50%, 10/13/40 TBA	39,000,000	41,455,791
6.00%, 10/13/40 TBA	1,000,000	1,074,062
4.00%, 10/14/40 TBA	2,000,000	2,055,624
3.08%, 11/01/40†	48,575	49,327
4.00%, 11/10/40 TBA	5,000,000	5,125,000
FFCA Secured Lending Corporation
8.00%, 09/18/27 IO 144AΩ@	811,951	12,269
FHLMC Structured Pass-Through Securities
1.79%, 07/25/44†	1,968,913	1,970,365
First Horizon Alternative Mortgage Securities
2.29%, 06/25/34†	896,337	785,723
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,078,975
GMAC Mortgage Corporation Loan Trust
4.17%, 06/25/34†	362,076	343,459
Government National Mortgage Association
4.00%, 11/01/10 TBA	4,000,000	4,123,125
7.00%, 10/15/25	56,483	64,315
7.00%, 01/15/26	14,065	16,034
7.00%, 07/15/27	126,537	144,159
7.00%, 12/15/27	1,473	1,679
7.00%, 01/15/28	30,410	34,702
7.00%, 03/15/28	157,740	179,840
7.00%, 07/15/28	22,573	25,759
7.50%, 07/15/28	14,587	16,684
6.50%, 08/15/28	14,543	16,373
7.00%, 08/15/28	33,122	37,797
7.50%, 08/15/28	14,923	17,069
6.50%, 09/15/28	55,905	62,942
7.00%, 10/15/28	64,267	73,338
7.50%, 03/15/29	41,423	47,318
7.50%, 11/15/29	23,641	27,069
3.13%, 11/20/29†	71,824	74,095
8.50%, 08/15/30	2,856	3,430
8.50%, 11/20/30	20,869	24,983
6.50%, 08/15/31	131,991	145,306
7.50%, 08/15/31	32,813	37,689
6.50%, 10/15/31	228,904	253,132
6.00%, 11/15/31	702,093	762,981
6.50%, 11/15/31	227,848	250,835
6.00%, 12/15/31	159,126	172,926
6.00%, 01/15/32	221,798	243,390
6.00%, 02/15/32	363,626	395,161
6.50%, 02/15/32	394,205	438,557
36.37%, 02/16/32†	139,898	270,335
6.00%, 04/15/32	177,758	195,062
7.50%, 04/15/32	87,128	99,841
6.50%, 06/15/32	205,261	225,969
6.50%, 07/15/32	3,898	4,291
6.50%, 08/15/32	371,921	409,441
6.50%, 09/15/32	404,224	445,003
6.00%, 10/15/32	385,499	418,931
6.00%, 11/15/32	358,119	390,027
6.00%, 12/15/32	134,925	146,626
6.50%, 12/15/32	25,255	27,803
6.00%, 01/15/33	175,260	190,459
6.00%, 02/15/33	122,984	133,649
6.50%, 03/15/33	47,971	52,810
6.50%, 04/15/33	918,370	1,011,019
6.00%, 05/15/33	677,569	736,331
6.00%, 06/15/33	98,458	106,997
6.00%, 10/15/33	453,031	492,319
6.50%, 10/15/33	202,243	222,646
6.00%, 12/15/33	417,829	454,064
6.50%, 08/15/34 TBA	800,000	903,658
5.99%, 11/16/35†	697,417	106,151
0.56%, 03/20/37†	2,908,371	2,895,097
0.56%, 05/20/37†	1,224,376	1,218,797
5.99%, 11/16/37	476,334	65,640
5.50%, 10/01/38 TBA	800,000	859,000
6.00%, 10/01/38 TBA	600,000	650,628
5.50%, 01/15/39	168,630	181,532
5.00%, 10/01/39 TBA	1,000,000	1,066,558
4.50%, 03/15/40	1,104,664	1,164,349
6.24%, 07/16/40†	966,374	149,106
5.00%, 07/20/40	2,488,928	2,658,877
5.00%, 08/20/40	4,092,692	4,372,148
5.00%, 09/20/40 TBA	400,000	427,313
4.00%, 10/01/40 TBA	2,800,000	2,884,014
4.00%, 10/01/40 TBA	10,000,000	10,337,500
4.00%, 10/21/40 TBA	200,000	206,750
4.50%, 10/21/40 TBA	600,000	631,750
3.50%, 11/01/40 TBA	400,000	402,438
Greenpoint Mortgage Funding Trust
0.44%, 01/25/37†	1,286,735	774,361
0.34%, 02/25/47†	2,340,943	1,754,850
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,140,417	1,195,298
GSMPS Mortgage Loan Trust
0.49%, 02/25/35 144A†	206,109	170,370
0.61%, 09/25/35 144A†	2,035,502	1,712,159

40	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GSR Mortgage Loan Trust
2.92%, 09/25/35†	$810,246	$774,282
HarborView Mortgage Loan Trust
0.50%, 01/19/36 STEP	214,419	126,667
5.73%, 08/19/36	1,313,075	839,761
Impac CMB Trust
0.98%, 10/25/34†	112,797	69,090
0.52%, 11/25/35 STEP	1,090,871	625,114
Impac Secured Assets CMN Owner Trust
0.51%, 03/25/36†	790,349	453,660
Indymac ARM Trust
2.49%, 01/25/32†	15,389	11,409
Indymac INDA Mortgage Loan Trust
5.95%, 11/25/37†	587,585	505,603
Indymac Index Mortgage Loan Trust
0.56%, 07/25/35†	1,995,227	1,327,656
5.10%, 09/25/35	490,608	387,100
0.48%, 04/25/46†	850,423	515,689
0.45%, 09/25/46†	1,450,892	832,867
JP Morgan Alternative Loan Trust
0.52%, 01/25/36†	650,284	460,915
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	1,700,000	1,842,323
JP Morgan Mortgage Trust
5.02%, 02/25/35†	734,317	742,434
3.28%, 07/25/35	466,097	438,184
3.78%, 07/25/35†	419,522	385,766
4.01%, 07/25/35†	487,293	460,725
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	946,925	993,945
4.95%, 09/15/30	400,000	435,775
8.00%, 06/15/36 IO 144A@	4,026,971	15,844
5.37%, 09/15/39	1,650,000	1,795,257
Luminent Mortgage Trust
0.43%, 12/25/36†	3,359,117	2,118,864
0.46%, 02/25/46†	993,215	563,011
MASTR Adjustable Rate Mortgages Trust
2.71%, 05/25/34	304,970	238,330
3.63%, 11/25/35 144A	1,106,500	722,165
0.46%, 05/25/47†	3,109,850	1,636,531
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	740,884	753,513
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.96%, 08/12/49	300,000	324,373
MLCC Mortgage Investors, Inc.
0.79%, 11/25/29 STEP	409,039	353,633
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	118,339	118,757
6.50%, 10/25/34 144A	131,400	134,161
Prime Mortgage Trust
5.50%, 05/25/35 144A	5,808,400	5,223,661
6.00%, 05/25/35 144A	3,826,935	3,555,401
RBSGC Mortgage Pass-Through Certificates
0.80%, 01/25/37†	1,191,041	696,859
Residential Accredit Loans, Inc.
1.42%, 01/25/46†	884,727	474,922
Sequoia Mortgage Trust
1.06%, 07/20/33†	230,193	222,779
0.77%, 10/20/34 STEP	214,751	180,740
Structured Adjustable Rate Mortgage Loan Trust
2.72%, 09/25/34	170,997	157,313
2.64%, 11/25/34	726,279	649,471
0.60%, 08/25/35†	534,844	442,050
Structured Asset Mortgage Investments, Inc.
0.51%, 07/19/35†	209,388	137,508
0.66%, 12/25/35†	874,121	511,523
0.49%, 02/25/36†	921,347	544,239
Structured Asset Securities Corporation
0.60%, 06/25/35 144A†	255,770	210,829
Thornburg Mortgage Securities Trust
6.18%, 09/25/37	1,124,735	1,095,037
6.19%, 09/25/37	1,069,511	1,015,814
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44 STRIP	3,000,000	3,307,492
Washington Mutual Mortgage Pass-Through Certificates
0.80%, 12/25/27†	1,884,293	1,694,541
12.06%, 12/25/27 IO	1,930,565	106,181
2.74%, 02/25/33†	19,208	17,459
5.42%, 12/25/36	652,136	486,711
5.50%, 02/25/37	1,065,721	785,865
5.76%, 02/25/37†	698,301	513,146
1.77%, 06/25/42†	38,464	31,378
0.55%, 07/25/45†	407,962	330,729
0.55%, 07/25/45†	815,924	661,458
0.67%, 07/25/45†	778,438	651,117
0.58%, 08/25/45†	1,987,821	1,668,940
0.58%, 08/25/45†	726,366	609,844
0.55%, 10/25/45†	507,364	411,396
0.55%, 10/25/45†	986,542	799,938
0.62%, 10/25/45†	972,448	788,511
0.55%, 12/25/45†	1,416,980	1,084,865
1.15%, 04/25/47†	1,501,086	1,006,478
Wells Fargo Alternative Loan Trust
6.28%, 12/28/37	1,988,499	1,454,824
Wells Fargo Mortgage-Backed Securities Trust
2.95%, 10/25/35	596,154	578,282

Total Mortgage-Backed Securities (Cost $459,822,487)		448,562,237

MUNICIPAL BONDS — 2.2%
Chicago Transit Authority, Series A Revenue Bond
6.90%, 12/01/40	1,800,000	1,941,660
Illinois Finance Authority, Series B Revenue Bond
5.75%, 07/01/33	1,800,000	2,088,252

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kentucky Higher Education Student Loan Corporation, Series 1 Revenue Bond
1.45%, 05/01/34†	$500,000	$503,180
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	230,000	247,521
6.66%, 04/01/57	130,000	137,892
North Texas Higher Education Authority, Series 1 Revenue Bond
1.46%, 07/01/30†	765,000	761,626
Pennsylvania Higher Education Assistance Agency, Student Loan, Series HH Revenue Bond
0.80%, 05/01/46	2,575,000	2,278,824
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,785,644
State of California General Obligation Bond
7.50%, 04/01/34	525,000	571,715
7.95%, 03/01/36	165,000	177,062
7.55%, 04/01/39	475,000	517,042
7.30%, 10/01/39	360,000	381,402
7.63%, 03/01/40	775,000	853,182
State of Illinois General Obligation Bond
3.32%, 01/01/13	6,500,000	6,613,880
4.42%, 01/01/15	1,400,000	1,460,424
7.35%, 07/01/35	400,000	420,160
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H-1 Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,005,130

Total Municipal Bonds (Cost $21,761,724)		22,744,596

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bills
0.14%, 10/07/10Δ	40,400,000	40,399,394
0.63%, 01/13/11	40,000	39,986

		40,439,380

U.S. Treasury Bonds
8.13%, 08/15/19	300,000	438,867
8.50%, 02/15/20	2,300,000	3,471,921
8.13%, 05/15/21	6,900,000	10,417,924
7.25%, 08/15/22Δ	7,600,000	11,020,000
7.63%, 11/15/22	1,900,000	2,836,937
6.25%, 08/15/23Δ	2,800,000	3,792,687
7.50%, 11/15/24	2,500,000	3,790,235
5.50%, 08/15/28	1,500,000	1,945,782
4.50%, 02/15/36	100,000	115,000
4.38%, 02/15/38	400,000	450,812
3.50%, 02/15/39Δ	1,100,000	1,064,422
4.25%, 05/15/39Δ	13,600,000	14,953,622
4.38%, 11/15/39	9,850,000	11,052,005
4.63%, 02/15/40Δ	1,800,000	2,103,469
4.38%, 05/15/40Δ	18,090,000	20,320,262

		87,773,945

U.S. Treasury Inflationary Index Bonds
2.38%, 04/15/11	1,300,000	1,446,275
3.00%, 07/15/12	1,300,000	1,675,025
1.25%, 07/15/20‡‡	14,800,000	15,544,962
2.38%, 01/15/25Δ‡‡	1,340,000	1,786,028
2.38%, 01/15/27‡‡	1,350,000	1,688,250
1.75%, 01/15/28‡‡	3,000	3,317
3.88%, 04/15/29‡‡	3,008,000	5,559,751

		27,703,608

U.S. Treasury Notes
1.00%, 09/30/11	10,600,000	10,675,779
0.75%, 05/31/12	9,200,000	9,256,451
0.38%, 08/31/12Δ	70,000	69,959
0.75%, 09/15/13Δ	3,340,000	3,351,483
2.38%, 08/31/14Δ‡‡	300,000	316,571
1.25%, 08/31/15Δ	60,000	59,991
3.00%, 09/30/16Δ‡‡	280,000	302,006
3.13%, 10/31/16‡‡	1,000,000	1,085,547
2.75%, 05/31/17Δ	620,000	655,989
1.88%, 08/31/17	4,610,000	4,606,759
2.75%, 02/15/19‡‡	10,300,000	10,687,053
3.13%, 05/15/19	2,650,000	2,816,248
3.63%, 08/15/19	5,500,000	6,049,142
3.38%, 11/15/19Δ	3,000,000	3,232,266
3.50%, 05/15/20	8,010,000	8,695,864
2.63%, 08/15/20Δ	440,000	444,194
6.13%, 11/15/27	600,000	828,563
3.88%, 08/15/40Δ	5,690,000	5,882,925

		69,016,790

U.S. Treasury STRIPS
2.74%, 05/15/20Ω	800,000	615,988

Total U.S. Treasury Obligations (Cost $215,746,568)		225,549,711

	Shares
COMMON STOCK — 0.0%
Producer Durables — 0.0%
Nortek, Inc.* (Cost $62,000)	1,362	54,480

PREFERRED STOCKS — 0.3%
Federal Home Loan Mortgage Corporation	55,675	25,048
Federal National Mortgage Association	42,050	18,290
Motors Liquidation Co. CONV	40,650	319,103
Wells Fargo & Co.	2,400	2,414,400

Total Preferred Stocks (Cost $4,635,857)		2,776,841

42	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
REPURCHASE AGREEMENTS — 11.2%
Banc of America Securities LLC
0.17% (dated 09/28/10, due 10/04/10, repurchase price $10,800,306, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $11,166,120)	$10,800,000	$10,800,000
0.17% (dated 09/29/10, due 10/05/10, repurchase price $6,800,193, collateralized by U.S. Treasury Note, 0.750%, due 05/31/12, total market value $6,952,461)	6,800,000	6,800,000
0.17% (dated 09/28/10, due 10/04/10, repurchase price $19,600,555, collateralized by U.S. Treasury Inflationary Index Bond, 3.500%, due 01/15/11, total market value $20,117,640)	19,600,000	19,600,000
0.27% (trade dated 09/30/10, settled 10/01/10, due 10/04/10, repurchase price $10,000,225, collateralized by U.S. Treasury Note, 3.625%, due 08/15/19, total market value $10,238,321)	10,000,000	10,000,000
Citigroup Global Markets, Inc.
0.18% (dated 09/30/10, due 10/01/10, repurchase price $35,800,179, collateralized by U.S. Treasury Note, 2.750%, due 10/31/13, total market value $36,572,500)	35,800,000	35,800,000
0.26% (trade dated 09/30/10, settled 10/01/10, due 10/04/10, repurchase price $22,000,477, collateralized by U.S. Treasury Note, 2.625%, due 02/29/16, total market value $22,448,290)	22,000,000	22,000,000
Credit Suisse Securities LLC
0.17% (dated 09/28/10, due 10/05/10, repurchase price $9,200,304, collateralized by U.S. Treasury Note, 3.375%, due 06/30/13, total market value $9,410,745)	9,200,000	9,200,000

Total Repurchase Agreements (Cost $114,200,000)		114,200,000

	Shares	Value
MONEY MARKET FUNDS — 14.8%
GuideStone Money Market Fund (GS4 Class)¥	63,999,001	$63,999,001
Northern Institutional Liquid Assets Portfolio§	87,485,723	87,485,723

Total Money Market Funds (Cost $151,484,724)		151,484,724

TOTAL INVESTMENTS — 135.4% (Cost $1,387,129,905)		1,385,077,257

	Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
90-Day Eurodollar Futures, Strike Price $99.50, Expires 12/14/10 (CHASE)	(3)	(1,294)
U.S. Treasury Long Bond Futures, Strike Price $134.00, Expires 10/22/10 (MLCS)	(13)	(19,500)

		(20,794)

	Notional Amount
Call Swaptions — (0.2)%
3-Month LIBOR, Strike Price $1.60, Expires 11/01/10 (CITI)	$(6,600,000)	(35,007)
3-Month LIBOR, Strike Price $1.60, Expires 11/01/10 (RBS)	(3,500,000)	(18,564)
3-Month LIBOR, Strike Price $3.25, Expires 01/24/11 (DEUT)	(10,500,000)	(594,349)
3-Month LIBOR, Strike Price $3.25, Expires 01/25/11 (CITI)	(1,800,000)	(101,888)
3-Month LIBOR, Strike Price $3.25, Expires 01/25/11 (RBS)	(5,700,000)	(322,647)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (CS)	(4,100,000)	(241,234)
CDX IG14 Index, Strike Price $0.90, Expiration Date 12/16/10 (UBS)	(3,900,000)	(6,865)
CDX IG15 Index, Strike Price $0.90, Expiration Date 03/17/11 (MSCS)	(1,200,000)	(3,418)
iTraxx Crossover Index, Strike Price $0.90, Expiration Date 12/16/10 (MSCS)	(15,000,000)	(38,052)

		(1,362,024)

	Number of Contracts
Put Options — 0.0%
10-Year Treasury Note Futures, Strike Price $122.00, Expires 11/26/10 (MLCS)	(32)	(7,000)
90-Day Eurodollar Futures, Strike Price $99.50, Expires 12/14/10 (CHASE)	(3)	(243)

		(7,243)

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	$(300,000)	$(17)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(6)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(29)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(320)
3-Month LIBOR, Strike Price $2.10, Expires 11/01/10 (CITI)	(6,600,000)	(352)
3-Month LIBOR, Strike Price $2.10, Expires 11/01/10 (RBS)	(3,500,000)	(187)
3-Month LIBOR, Strike Price $2.25, Expires 06/19/12 (RBS)	(3,700,000)	(24,613)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (MSCS)	(1,000,000)	(6,579)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (RBS)	(15,100,000)	(99,340)
3-Month LIBOR, Strike Price $2.75, Expires 06/19/12 (DEUT)	(3,900,000)	(25,944)
3-Month LIBOR, Strike Price $3.00, Expires 06/09/12 (BAR)	(1,700,000)	(8,968)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(4,100,000)	(21,629)
3-Month LIBOR, Strike Price $3.00, Expires 06/19/12 (CITI)	(5,600,000)	(29,543)
3-Month LIBOR, Strike Price $3.00, Expires 06/19/12 (DEUT)	(700,000)	(3,693)
3-Month LIBOR, Strike Price $3.00, Expires 09/25/12 (CITI)	(900,000)	(5,921)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (MSCS)	(9,800,000)	—
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(10,400,000)	—
3-Month LIBOR, Strike Price $5.00, Expires 01/25/11 (CITI)	(1,800,000)	(91)
3-Month LIBOR, Strike Price $5.00, Expires 01/25/11 (DEUT)	(10,500,000)	(530)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (CS)	(4,100,000)	—
CDX IG14 Index, Strike Price $1.20, Expiration Date 12/16/10 (BAR)	(2,100,000)	(9,088)
CDX IG14 Index, Strike Price $1.50, Expiration Date 12/16/10 (RBS)	(3,900,000)	(5,078)
CDX IG15 Index, Strike Price $1.20, Expiration Date 12/21/15 (MSCS)	(9,200,000)	(40,149)
CDX IG15 Index, Strike Price $1.50, Expiration Date 03/17/11 (MSCS)	(1,200,000)	(5,710)
iTraxx Crossover Index, Strike Price $1.60, Expiration Date 12/16/10 (MSCS)	(15,000,000)	(33,367)

		(321,154)

Total Written Options (Premiums received $(1,110,109))		(1,711,215)

Liabilities in Excess of Other Assets — (35.2)%		(360,110,859)

NET ASSETS — 100.0%		$1,023,255,183

Please see abbreviation and footnote definitions on page 104.

44	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2010:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$1,200,000	$3,929	$—	$3,929
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	19,937	—	19,937
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	184,855	11,362	173,493

						$208,721	$11,362	$197,359

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Russian Federation, 7.50% due 03/31/30	95.00%	1.00%	12/20/10	CITI	USD	$3,700,000	$4,300	$387	$3,913
Russian Federation, 7.50% due 03/31/30	89.00%	1.00%	12/20/10	DEUT	USD	100,000	116	78	38
Federated Republic of Brazil, 12.25% due 03/06/30	104.00%	1.04%	05/20/17	DEUT	USD	1,000,000	(9,436)	—	(9,436)
GMAC LLC, 6.88% due 08/28/12	353.00%	3.53%	09/20/17	DEUT	USD	4,100,000	(121,587)	—	(121,587)

							$(126,607)	$465	$(127,072)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$(9,695)	$—	$(9,695)
Dow Jones CDX IG513 Index	(1.00)%	12/20/15	DEUT	USD	3,000,000	(11,860)	(8,322)	(3,538)
Dow Jones CDX IG513 Index	(1.00)%	12/20/15	DEUT	USD	5,000,000	(13,823)	(11,740)	(2,083)
Dow Jones CDX IG10 Index	(0.80)%	12/20/17	RBS	USD	7,163,200	263,272	78,624	184,648
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	MSCS	USD	7,356,800	(76,160)	(230,350)	154,190

						$151,734	$(171,788)	$323,522

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KWCDC Index	(2.82)%	01/28/11	DEUT	KRW	$927,000,000	$189	$—	$189
KWCDC Index	(2.83)%	01/28/11	JPM	KRW	901,000,000	764	—	764
KWCDC Index	(3.87)%	06/12/11	DEUT	KRW	400,000,000	212	(15)	227
KWCDC Index	(3.90)%	06/15/11	JPM	KRW	720,000,000	5,108	(9)	5,117

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
KWCDC Index	(3.72)%	06/22/11	JPM	KRW	$2,300,000,000	$18,981	$(23)	$19,004
KWCDC Index	(3.69)%	06/26/11	DEUT	KRW	2,280,000,000	6,277	(60)	6,337
KWCDC Index	3.62%	07/06/11	DEUT	KRW	964,630,000	2,285	—	2,285
KWCDC Index	3.63%	07/07/11	DEUT	KRW	1,611,662,000	3,795	—	3,795
KWCDC Index	3.66%	07/08/11	JPM	KRW	766,531,000	7,458	—	7,458
Brazil CETIP Interbank Deposit	10.12%	01/02/12	MSCS	BRL	8,000,000	(155,275)	(45,199)	(110,076)
Brazil CETIP Interbank Deposit	11.02%	01/02/12	UBS	BRL	1,600,000	11,596	—	11,596
Brazil CETIP Interbank Deposit	11.65%	02/02/12	MSCS	BRL	2,300,000	39,282	10,980	28,302
Brazil CETIP Interbank Deposit	12.59%	01/02/13	CITI	BRL	6,000,000	61,757	7,250	54,507
Brazil CETIP Interbank Deposit	(11.91)%	01/02/13	BAR	BRL	15,400,000	82,711	68,737	13,974
Brazil CETIP Interbank Deposit	12.48%	01/02/13	CS	BRL	20,500,000	186,165	(3,941)	190,106
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	10,583	475	10,108
Brazil CETIP Interbank Deposit	(11.94)%	01/02/14	HSBC	BRL	14,400,000	30,678	40,273	(9,595)
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	132,871	30,388	102,483
3-Month LIBOR	(2.24)%	08/15/17	DEUT	USD	11,300,000	(120,514)	—	(120,514)
3-Month LIBOR	(2.11)%	08/15/17	DEUT	USD	5,700,000	(14,638)	—	(14,638)
3-Month LIBOR	(2.16)%	08/15/17	DEUT	USD	5,600,000	(29,802)	—	(29,802)
3-Month LIBOR	(2.08)%	08/15/17	BOA	USD	4,500,000	804	—	804
3-Month LIBOR	(2.10)%	08/15/17	BOA	USD	7,500,000	—	—	—

						$281,287	$108,856	$172,431

Total Swap agreements outstanding at September 30, 2010						$515,135	$(51,105)	$566,240

Please see abbreviation and footnote definitions on page 104.

46	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	43.8
U.S. Treasury Obligations	22.0
Corporate Bonds	19.9
Money Market Funds	14.8
Foreign Bonds	12.9
Repurchase Agreements	11.2
Futures Contracts	5.1
Agency Obligations	4.3
Asset-Backed Securities	4.0
Forward Foreign Currency Contracts	3.4
Municipal Bonds	2.2
Preferred Stocks	0.3
Swap Agreements	0.1
Common Stock	—	**
Loan Agreement	—	**
Written Options	(0.2)

	143.8

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stock	$54,480	$—
Futures Contracts	—	220,400
Money Market Funds	151,484,724	—
Preferred Stocks	2,776,841	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	43,503,299	—
Asset-Backed Securities	40,732,777	—
Corporate Bonds	203,613,648	—
Foreign Bonds	131,807,431	—
Forward Foreign Currency Contracts	—	488,240
Loan Agreement	47,513	—
Mortgage-Backed Securities	448,562,237	—
Municipal Bonds	22,744,596	—
Repurchase Agreements	114,200,000	—
Swap Agreements	—	515,135
U.S. Treasury Obligations	225,549,711	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,385,077,257	$1,223,775

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$(209,577)
Written Options	(28,038)	—
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(2,424,380)
Written Options	(1,683,177)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(1,711,215)	$(2,633,957)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stock	$47,670	$—
Accrued discounts/premiums
Realized gain (loss)
Common Stock	—	—
Change in unrealized appreciation (depreciation)
Common Stock	6,810	—
Purchases
Common Stock	—	—
Sales
Common Stock	—	—
Transfers in and/or out of Level 3
Common Stock	(54,480)	—
Corporate Bonds	—	—
Mortgage-Backed Securities	—	—
Preferred Stocks	—	—

Balance, 09/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

48	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 4.8%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$6,500,000	$7,734,704
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	7,650,000	10,171,664
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,876,464
Discover Card Master Trust
5.65%, 03/16/20	2,400,000	2,854,136

Total Asset-Backed Securities (Cost $18,389,252)		22,636,968

CORPORATE BONDS — 53.4%
Aflac, Inc.
8.50%, 05/15/19	1,139,000	1,451,636
6.90%, 12/17/39	943,000	1,042,205
6.45%, 08/15/40	5,416,000	5,658,155
Alcoa, Inc.
5.87%, 02/23/22	10,000	9,857
6.75%, 01/15/28Δ	235,000	239,665
5.95%, 02/01/37Δ	5,326,000	4,917,602
Allegheny Technologies, Inc.
9.38%, 06/01/19	3,613,000	4,373,320
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	600,000	636,883
American Express Co.
8.15%, 03/19/38	6,202,000	8,779,669
American International Group, Inc.
5.45%, 05/18/17	30,000	30,675
Anadarko Petroleum Corporation
6.45%, 09/15/36	1,840,000	1,847,997
AT&T Corporation
6.50%, 03/15/29	125,000	139,942
6.50%, 09/01/37	9,530,000	11,063,367
Bank of America Corporation
7.63%, 06/01/19	7,000,000	8,314,537
Bell South Telecommunications, Inc.
7.00%, 12/01/95	1,000,000	1,134,924
Bruce Mansfield Unit
6.85%, 06/01/34@	1,231,288	1,372,224
Camden Property Trust
5.70%, 05/15/17Δ	25,000	26,579
Chesapeake Energy Corporation
6.50%, 08/15/17Δ	45,000	46,912
6.88%, 11/15/20Δ	320,000	340,800
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/19 144A	1,185,000	1,502,200
CIT Group, Inc.
7.00%, 05/01/13Δ	102,626	103,652
7.00%, 05/01/14Δ	153,940	154,325
7.00%, 05/01/15Δ	153,940	153,555
7.00%, 05/01/16Δ	256,570	254,004
7.00%, 05/01/17Δ	359,197	353,360
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,636,363
5.88%, 05/29/37	1,141,000	1,139,372
8.13%, 07/15/39	4,174,000	5,289,401
Comcast Corporation
5.65%, 06/15/35	660,000	668,487
6.50%, 11/15/35	555,000	622,434
6.45%, 03/15/37	2,415,000	2,691,706
6.95%, 08/15/37	625,000	735,286
Commonwealth Edison Co.
4.75%, 12/01/11@	135,000	135,402
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,919,157	2,202,232
8.31%, 04/02/18	405,483	409,538
7.57%, 03/15/20	243,334	244,855
Corning, Inc.
7.25%, 08/15/36	850,000	1,025,049
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,092,193
7.13%, 03/01/28	425,000	480,387
5.65%, 03/01/98Δ	2,520,000	2,105,715
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	994,374
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	535,107
Dillard’s, Inc.
7.75%, 07/15/26	890,000	818,800
7.00%, 12/01/28Δ	500,000	440,000
Dow Chemical Co.
9.40%, 05/15/39	4,331,000	6,149,448
Duke Realty LP
5.95%, 02/15/17	70,000	75,202
First Industrial LP
7.60%, 07/15/28	1,000,000	821,392
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	945,000
Ford Motor Co.
6.63%, 10/01/28Δ	680,000	647,700
6.38%, 02/01/29	1,255,000	1,167,150
General Electric Capital Corporation
4.88%, 03/04/15	510,000	560,606
5.63%, 05/01/18	30,000	33,351
6.75%, 03/15/32	3,000,000	3,345,072
6.15%, 08/07/37	6,114,000	6,424,292
5.88%, 01/14/38	150,000	152,863
Georgia-Pacific LLC
7.38%, 12/01/25	240,000	249,600
7.25%, 06/01/28	300,000	309,750
7.75%, 11/15/29	1,275,000	1,345,125
GMAC, Inc.
6.88%, 08/28/12Δ	158,000	165,702
8.00%, 11/01/31Δ	199,000	214,422
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	438,227
GTE Corporation
6.94%, 04/15/28	10,000	11,590
Halliburton Co.
7.45%, 09/15/39Δ	3,070,000	4,181,475
HCA, Inc.
7.58%, 09/15/25	1,000,000	935,000
7.05%, 12/01/27	500,000	442,500
Highwoods Realty LP
5.85%, 03/15/17	260,000	267,777
7.50%, 04/15/18	1,500,000	1,682,187
Historic TW, Inc.
6.63%, 05/15/29	60,000	68,153

See Notes to Schedules of Investments.	49

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Home Depot, Inc.
5.88%, 12/16/36	$875,000	$936,030
HSBC Bank USA NA
7.00%, 01/15/39Δ	5,948,000	7,185,428
Intel Corporation
3.25%, 08/01/39 CONVΔ	1,155,000	1,354,238
International Lease Finance Corporation
5.65%, 06/01/14	105,000	102,375
8.63%, 09/15/15 144A	5,000	5,362
International Paper Co.
8.70%, 06/15/38	2,643,000	3,387,028
iStar Financial, Inc.
8.63%, 06/01/13	635,000	523,875
5.95%, 10/15/13Δ	305,000	244,762
5.70%, 03/01/14Δ	1,171,000	920,699
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	401,580
JPMorgan Chase Capital XXV
6.80%, 10/01/37	5,360,000	5,464,901
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	281,631
Kraft Foods, Inc.
6.50%, 11/01/31	1,700,000	1,960,537
7.00%, 08/11/37	525,000	646,330
6.88%, 02/01/38	3,243,000	3,945,923
6.50%, 02/09/40	3,928,000	4,615,526
Lennar Corporation
5.60%, 05/31/15Δ	935,000	885,912
6.50%, 04/15/16Δ	625,000	599,219
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	238,800
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	4,470,000	5,224,187
Mead Corporation
7.55%, 03/01/47	515,000	487,350
MetLife, Inc.
7.72%, 02/15/19	5,510,000	7,023,900
6.40%, 12/15/36	310,000	291,400
5.88%, 02/06/41Δ	2,238,000	2,443,283
Morgan Stanley
5.45%, 01/09/17	5,000	5,280
5.55%, 04/27/17	185,000	196,305
6.63%, 04/01/18	70,000	77,722
5.63%, 09/23/19	195,000	203,381
6.25%, 08/09/26	100,000	105,696
Motorola, Inc.
6.50%, 09/01/25	265,000	289,099
6.50%, 11/15/28Δ	725,000	771,863
6.63%, 11/15/37	275,000	295,035
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	95,726
Nextel Communications, Inc.
6.88%, 10/31/13	215,000	217,419
5.95%, 03/15/14	325,000	325,000
7.38%, 08/01/15Δ	550,000	555,500
NGPL PipeCo LLC
7.12%, 12/15/17 144AΔ	640,000	695,384
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	294,750
Owens Corning, Inc.
6.50%, 12/01/16	240,000	259,980
7.00%, 12/01/36	3,940,000	3,979,743
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	1,764,212
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,590,220
Prologis
5.63%, 11/15/15Δ	35,000	34,278
Prudential Financial, Inc.
6.63%, 06/21/40Δ	5,000,000	5,757,325
Pulte Homes, Inc.
5.20%, 02/15/15	38,000	36,955
7.88%, 06/15/32Δ	1,500,000	1,359,375
6.38%, 05/15/33Δ	1,000,000	805,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,055,000
6.88%, 09/15/33	2,250,000	2,233,125
Sempra Energy
6.00%, 10/15/39Δ	8,268,000	9,370,902
SLM Corporation
5.00%, 10/01/13	250,000	245,164
5.38%, 05/15/14	200,000	194,770
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,970,325
Sprint Capital Corporation
6.90%, 05/01/19	55,000	55,550
6.88%, 11/15/28	2,350,000	2,162,000
8.75%, 03/15/32	20,000	21,100
Target Corporation
6.50%, 10/15/37	5,400,000	6,634,381
7.00%, 01/15/38	2,330,000	3,014,899
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	823,640
Textron, Inc.
6.63%, 04/07/20(U)	160,000	259,837
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,186,989
6.75%, 06/15/39Δ	2,995,000	3,467,937
Time Warner, Inc.
7.63%, 04/15/31	35,000	43,518
6.50%, 11/15/36	40,000	45,007
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,363,449
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,299,896
Toro Co.
6.63%, 05/01/37@	300,000	298,495
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	5,736,114
Union Pacific Resources Group
7.15%, 05/15/28	250,000	256,675
UnitedHealth Group, Inc.
5.80%, 03/15/36	2,095,000	2,199,664
6.50%, 06/15/37	767,000	882,494
6.63%, 11/15/37	2,526,000	2,953,642
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,615,955
6.40%, 02/15/38	968,000	1,123,447
6.90%, 04/15/38	1,000,000	1,219,803
8.95%, 03/01/39	105,000	154,459
7.35%, 04/01/39	979,000	1,261,400

50	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Verizon Maryland, Inc.
5.13%, 06/15/33	$175,000	$159,300
Verizon New York, Inc.
7.38%, 04/01/32	385,000	455,602
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	4,719,180
6.60%, 01/15/38	3,757,000	4,278,250
WellPoint, Inc.
5.95%, 12/15/34	846,000	910,143
6.38%, 06/15/37	2,766,000	3,096,094
Western Union Co.
6.20%, 11/17/36Δ	4,625,000	5,013,102
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	572,390
6.88%, 12/15/33Δ	580,000	555,223
Williams Cos., Inc.
7.50%, 01/15/31Δ	926,000	1,050,608
7.75%, 06/15/31	60,000	68,736
8.75%, 03/15/32	52,000	65,338
Wyndham Worldwide Corporation
5.75%, 02/01/18	50,000	50,233
Xerox Capital Trust I
8.00%, 02/01/27Δ	1,500,000	1,529,672

Total Corporate Bonds (Cost $226,200,925)		255,407,362

FOREIGN BONDS — 28.2%
Australia — 2.9%
Barrick Australian Finance, Ltd.
5.95%, 10/15/39Δ	5,383,000	6,129,439
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	59,446
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	1,090,917
6.00%, 05/01/12(A)	60,000	58,852
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	379,956
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	764,790
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28	4,157,000	5,272,942

		13,756,342

Brazil — 0.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)Δ	2,525,000	1,673,633

Canada — 5.9%
British Columbia Generic Residual
2.14%, 06/09/14 STRIP(C)Ω	5,335,000	4,783,611
Canada Generic Residual
3.42%, 06/01/25 STRIP(C)Ω	3,685,000	2,181,668
Canadian Pacific Railroad Co. NY
7.13%, 10/15/31	500,000	601,005
Methanex Corporation
6.00%, 08/15/15	25,000	24,758
Ontario Generic Residual
4.25%, 07/13/22 STRIP(C)Ω	3,900,000	2,313,391
4.63%, 03/08/29 STRIP(C)Ω	7,000,000	3,011,925
Saskatchewan Residual
2.16%, 04/10/14 STRIP(C)Ω	6,500,000	5,815,381
3.97%, 02/04/22 STRIP(C)Ω	3,000,000	1,806,910
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	496,500
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	6,291,000	7,086,572

		28,121,721

Cayman Islands — 0.6%
Enersis SA
7.40%, 12/01/16Δ	625,000	740,373
XL Capital, Ltd.
6.38%, 11/15/24Δ	585,000	609,322
6.25%, 05/15/27Δ	1,530,000	1,543,276

		2,892,971

Finland — 0.3%
Nokia OYJ
6.63%, 05/15/39	1,411,000	1,610,434

France — 1.4%
EDF SA
5.60%, 01/27/40 144AΔ	6,020,000	6,708,760

Ireland — 0.4%
Elan Finance PLC
8.88%, 12/01/13Δ	85,000	87,550
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,385,882
5.00%, 10/18/20(E)	75,000	90,502
5.40%, 03/13/25(E)	300,000	356,409

		1,920,343

Italy — 1.2%
Telecom Italia Capital SA
6.38%, 11/15/33Δ	410,000	405,665
6.00%, 09/30/34	415,000	392,695
7.72%, 06/04/38Δ	4,584,000	5,192,503

		5,990,863

Luxembourg — 2.9%
ArcelorMittal
7.00%, 10/15/39Δ	5,195,000	5,323,701
Covidien International Finance SA
6.55%, 10/15/37	1,807,000	2,265,940
Enel Finance International SA
6.80%, 09/15/37 144AΔ	3,489,000	3,954,736
6.00%, 10/07/39 144A	2,210,000	2,292,939

		13,837,316

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	312,565

Mexico — 1.1%
Mexican Bonos
9.00%, 12/20/12(M)	11,350,000	972,586
7.25%, 12/15/16(M)	13,150,000	1,121,464
8.00%, 12/07/23(M)	34,000,000	3,073,899

		5,167,949

Netherlands — 0.9%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,117,909

See Notes to Schedules of Investments.	51

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	$540,000	$101,362
4.25%, 05/19/17(K)	11,940,000	2,198,435

		2,299,797

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	317,500	330,200

Portugal — 0.1%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	75,000	92,237
3.85%, 04/15/21(E)	250,000	279,331

		371,568

Singapore — 0.7%
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	4,700,000	3,614,454

Spain — 0.4%
Telefonica Emisiones SAU
5.13%, 04/27/20	1,650,000	1,798,507

Supranational — 1.3%
Inter-American Development Bank
6.00%, 12/15/17(Z)	7,865,000	6,187,602

United Kingdom — 7.1%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	653,869
10.18%, 06/12/21 144A	7,312,000	9,768,401
HBOS PLC
6.00%, 11/01/33 144A	590,000	450,866
HSBC Holdings PLC
6.80%, 06/01/38Δ	2,000,000	2,327,486
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	9,000,000	9,445,140
Royal Bank of Scotland PLC
5.63%, 08/24/20Δ	904,000	949,611
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	1,084,000	1,181,613
Standard Chartered Bank
6.40%, 09/26/17 144AΔ	3,000,000	3,358,512
Tesco PLC
6.15%, 11/15/37 144A	4,000,000	4,791,112
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	1,175,177

		34,101,787

Total Foreign Bonds (Cost $116,770,730)		134,814,721

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $129,754)	137,083	145,283

MUNICIPAL BONDS — 4.6%
Los Angeles Unified School District, Series KRY General Obligation Bond
5.76%, 07/01/29	2,280,000	2,334,287
5.75%, 07/01/34	3,415,000	3,453,248
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	2,342,000	2,910,052
New York City Municipal Water Finance Authority
6.01%, 06/15/42	3,295,000	3,677,451
North Texas Tollway Authority Revenue Bond
6.72%, 01/01/49	3,620,000	3,955,864
State of California General Obligation Bond
7.50%, 04/01/34	2,135,000	2,324,972
7.55%, 04/01/39	1,190,000	1,295,327
7.30%, 10/01/39	2,000,000	2,118,900

Total Municipal Bonds (Cost $20,614,738)		22,070,101

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bond
4.38%, 05/15/40Δ	8,750,000	9,828,761

U.S. Treasury STRIPS
3.95%, 05/15/38Ω	31,240,000	10,667,648
4.02%, 02/15/40Ω	3,000,000	937,905
4.02%, 05/15/40ΩΔ	8,000,000	2,475,016

		14,080,569

Total U.S. Treasury Obligations (Cost $23,109,468)		23,909,330

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONVΔ	330	27,390
El Paso Energy Capital Trust I CONV	5,350	204,637
Preferred Blocker (GMAC), Inc.	82	73,813

Total Preferred Stocks (Cost $278,115)		305,840

MONEY MARKET FUNDS — 13.4%
GuideStone Money Market Fund (GS4 Class)¥	12,851,327	12,851,327
Northern Institutional Liquid Assets Portfolio§	51,373,459	51,373,459

Total Money Market Funds (Cost $64,224,786)		64,224,786

TOTAL INVESTMENTS — 109.5% (Cost $469,717,768)		523,514,391

Liabilities in Excess of Other Assets — (9.5)%		(45,419,169)

NET ASSETS — 100.0%		$478,095,222

Please see abbreviation and footnote definitions on page 104.

52	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	53.4
Foreign Bonds	28.2
Money Market Funds	13.4
U.S. Treasury Obligations	5.0
Asset-Backed Securities	4.8
Municipal Bonds	4.6
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	109.5

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Funds	$64,224,786	$—
Preferred Stocks	305,840	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	22,636,968	—
Corporate Bonds	255,407,362	—
Foreign Bonds	134,814,721	—
Mortgage-Backed Security	145,283	—
Municipal Bonds	22,070,101	—
U.S. Treasury Obligations	23,909,330	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$523,514,391	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	53

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 92.3%
U.S. Treasury Bond
4.38%, 05/15/40Δ	$240,000	$269,589

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/12	4,000,000	5,145,931
2.00%, 04/15/12	1,947,300	2,166,286
3.00%, 07/15/12	7,463,300	9,616,321
0.63%, 04/15/13	600,000	635,925
1.88%, 07/15/13	1,885,000	2,379,786
2.00%, 01/15/14	1,405,000	1,779,457
1.25%, 04/15/14Δ	1,255,000	1,361,393
2.00%, 07/15/14‡‡	3,585,000	4,489,020
1.63%, 01/15/15	190,000	232,099
0.50%, 04/15/15	1,395,000	1,443,044
1.88%, 07/15/15	2,410,000	2,939,849
2.00%, 01/15/16	3,415,000	4,115,629
2.50%, 07/15/16	2,265,000	2,772,121
2.38%, 01/15/17	1,965,000	2,397,099
2.63%, 07/15/17	2,125,000	2,579,962
1.63%, 01/15/18Δ	3,220,000	3,639,611
1.38%, 07/15/18	3,765,000	4,076,988
2.13%, 01/15/19	785,900	899,517
1.88%, 07/15/19	1,885,000	2,136,052
1.38%, 01/15/20	4,243,900	4,552,914
1.25%, 07/15/20Δ	3,500,400	3,676,594
2.38%, 01/15/25Δ	3,955,300	5,271,848
2.00%, 01/15/26	2,870,000	3,474,329
2.38%, 01/15/27Δ	2,880,000	3,601,600
1.75%, 01/15/28	5,660,000	6,257,689
3.63%, 04/15/28	835,000	1,508,957
2.50%, 01/15/29	3,900,000	4,684,099
3.88%, 04/15/29Δ	2,880,000	5,323,166
3.38%, 04/15/32	300,000	498,753
2.13%, 02/15/40	4,734,800	5,351,459

		99,007,498

U.S. Treasury Notes
2.13%, 05/31/15	4,750,000	4,952,996
2.63%, 08/15/20Δ	1,021,200	1,030,933

		5,983,929

Total U.S. Treasury Obligations (Cost $99,634,480)		105,261,016

	Shares
MONEY MARKET FUNDS — 9.8%
GuideStone Money Market Fund (GS4 Class)¥	9,117,494	9,117,494
Northern Institutional Liquid Assets Portfolio§	2,040,545	2,040,545

Total Money Market Funds (Cost $11,158,039)		11,158,039

TOTAL INVESTMENTS — 102.1% (Cost $110,792,519)		116,419,055

Liabilities in Excess of Other Assets — (2.1)%		(2,338,875)

NET ASSETS — 100.0%		$114,080,180

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	92.3
Money Market Funds	9.8
Futures Contracts	(3.8)

98.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$—	$435
Futures Contracts
Money Market Funds	11,158,039	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	105,261,016	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$116,419,055	$435

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$(19,547)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$—	$(19,547)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

54	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.1%
Federal National Mortgage Association
0.19%, 05/09/11‡‡ (Cost $169,751)	$170,000	$169,813

ASSET-BACKED SECURITIES — 0.5%
Capital One Multi-Asset Execution Trust
0.29%, 03/16/15†	330,000	328,472
Chase Issuance Trust
0.51%, 04/15/19†	760,000	729,209

Total Asset-Backed Securities (Cost $946,286)		1,057,681

CORPORATE BONDS — 45.0%
ACCO Brands Corporation
10.63%, 03/15/15	105,000	117,862
AES Corporation
8.38%, 03/01/11(U)	50,000	71,083
8.00%, 10/15/17	665,000	721,525
Alcoa, Inc.
5.87%, 02/23/22	5,000	4,928
6.75%, 01/15/28	185,000	188,673
5.95%, 02/01/37Δ	65,000	60,016
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	241,310
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	149,438
American Express Credit Corporation
5.13%, 08/25/14	390,000	432,406
American General Finance Corporation
5.75%, 09/15/16	700,000	561,750
6.50%, 09/15/17	400,000	318,000
6.90%, 12/15/17	200,000	168,000
American Greetings Corporation
7.38%, 06/01/16	30,000	30,675
American International Group, Inc.
5.45%, 05/18/17	25,000	25,562
Anadarko Petroleum Corporation
5.95%, 09/15/16	130,000	142,129
Appleton Papers, Inc.
11.25%, 12/15/15 144A	102,000	75,990
Ashland, Inc.
9.13%, 06/01/17	650,000	747,500
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	145,600
Ashton Woods USA LLC
23.45%, 06/30/15 STEP 144AΩ@	20,800	10,504
Associates Corporation of North America
6.95%, 11/01/18	125,000	138,210
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,882	129,901
AT&T, Inc.
6.55%, 02/15/39	220,000	256,745
Baltimore Gas & Electric Co.
5.20%, 06/15/33Δ	1,125,000	1,137,968
Bank of America Corporation
4.63%, 08/07/17(E)Δ	300,000	413,942
Belden & Blake Corporation
8.75%, 07/15/12	165,000	162,525
Berry Petroleum Co.
10.25%, 06/01/14	80,000	90,600
Biomet, Inc.
10.00%, 10/15/17	20,000	22,175
10.38%, 10/15/17 PIKΔ	535,000	596,525
Boston Scientific Corporation
7.00%, 11/15/35	215,000	217,913
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#@	105,000	10
CC Holdings GS V LLC
7.75%, 05/01/17 144A	350,000	388,500
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	354,578
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	99,875
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	60,705
Charter Communications Operating LLC
10.88%, 09/15/14 144A	140,000	159,250
Chesapeake Energy Corporation
6.50%, 08/15/17	1,190,000	1,240,575
7.25%, 12/15/18Δ	110,000	119,075
Chiquita Brands International, Inc.
7.50%, 11/01/14	450,000	454,500
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	198,788
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	118,575
CIT Group, Inc.
7.00%, 05/01/13Δ	61,634	62,250
7.00%, 05/01/14Δ	92,453	92,684
7.00%, 05/01/15Δ	92,453	92,222
7.00%, 05/01/16Δ	154,090	152,549
7.00%, 05/01/17Δ	215,726	212,220
Citigroup, Inc.
6.38%, 08/12/14Δ	1,355,000	1,505,990
7.38%, 09/04/19(E)	490,000	788,549
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14 144A	6,000	4,211
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	22,311
6.80%, 11/15/15	125,000	147,928
Comcast Corporation
6.50%, 01/15/17	60,000	71,470
5.15%, 03/01/20Δ	320,000	350,386
5.65%, 06/15/35	145,000	146,865
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	106,500
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	82,800
ConocoPhillips
6.50%, 02/01/39	300,000	377,128

See Notes to Schedules of Investments.	55

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Consol Energy, Inc.
8.25%, 04/01/20 144A	$210,000	$230,475
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,199,473	1,376,395
5.98%, 04/19/22Δ	535,348	552,747
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	95,645
6.25%, 05/15/16	280,000	301,717
Cricket Communications, Inc.
7.75%, 05/15/16Δ	150,000	159,938
Cummins, Inc.
5.65%, 03/01/98Δ	1,500,000	1,253,402
CVS Caremark Corporation
6.60%, 03/15/19Δ	290,000	352,505
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144AΔ	230,000	232,898
Delta Air Lines, Inc.
9.50%, 09/15/14 144AΔ	36,000	39,240
8.02%, 08/10/22	97,706	98,194
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)	300,000	345,789
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	316,177
DISH DBS Corporation
7.00%, 10/01/13Δ	600,000	639,750
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	243,298
7.75%, 06/01/19Δ	586,000	404,340
Edison Mission Energy
7.63%, 05/15/27	180,000	121,950
El Paso Corporation
8.25%, 02/15/16	335,000	374,363
El Paso Natural Gas Co.
8.63%, 01/15/22Δ	90,000	111,548
8.38%, 06/15/32	75,000	91,217
El Pollo Loco, Inc.
11.75%, 12/01/12	20,000	20,400
11.75%, 11/15/13Δ	165,000	119,625
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,327,448
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	165,404	79,807
6.50%, 11/15/24	370,000	143,375
6.55%, 11/15/34	300,000	115,500
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	393,000	391,984
Energy Transfer Partners LP
9.00%, 04/15/19	100,000	128,338
Enterprise Products Operating LLC
9.75%, 01/31/14	160,000	196,088
8.38%, 08/01/66Δ	60,000	62,697
Erac USA Finance Co.
7.00%, 10/15/37 144A	1,065,000	1,230,937
First Niagara Financial Group, Inc.
6.75%, 03/19/20	1,140,000	1,260,585
FirstEnergy Corporation
7.38%, 11/15/31	325,000	354,105
Ford Motor Co.
4.25%, 11/15/16	830,000	1,242,925
6.63%, 10/01/28Δ	850,000	809,625
Ford Motor Credit Co., LLC
3.28%, 01/13/12†	37,500	37,509
7.50%, 08/01/12	500,000	531,006
7.00%, 10/01/13	650,000	697,840
12.00%, 05/15/15	250,000	315,157
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	330,000	368,829
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	130,000	118,950
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	48,259
Frontier Communications Corporation
7.13%, 03/15/19	120,000	123,600
7.88%, 01/15/27	405,000	411,075
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	155,465
7.63%, 12/10/14(Z)	1,025,000	809,380
4.88%, 03/04/15	370,000	406,714
6.50%, 09/28/15(Z)	255,000	193,839
6.75%, 09/26/16(Z)	150,000	115,108
5.63%, 05/01/18	25,000	27,793
6.00%, 08/07/19	410,000	462,130
6.75%, 03/15/32	30,000	33,451
5.88%, 01/14/38	100,000	101,909
Georgia-Pacific LLC
8.00%, 01/15/24Δ	355,000	400,262
8.88%, 05/15/31	785,000	898,825
GMAC, Inc.
6.00%, 12/15/11Δ	1,016,000	1,047,750
7.50%, 12/31/13 144A	87,000	93,308
6.75%, 12/01/14 144A	399,000	419,698
8.00%, 12/31/18 144A	104,000	107,900
7.50%, 09/15/20 144AΔ	415,000	444,050
8.00%, 11/01/31Δ	389,000	419,148
Goldman Sachs Group, Inc.
5.13%, 10/23/19(E)	500,000	702,770
5.38%, 03/15/20	300,000	316,790
4.75%, 10/12/21(E)Δ	407,000	539,590
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	638,250
GXS Worldwide, Inc.
9.75%, 06/15/15Δ	570,000	570,712
H&E Equipment Services, Inc.
8.38%, 07/15/16	120,000	120,600
Hanover Insurance Group, Inc.
7.50%, 03/01/20Δ	385,000	429,186
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15#	65,000	6
HCA, Inc.
8.75%, 11/01/10(U)	140,000	220,200
7.88%, 02/01/11Δ	240,000	243,600
6.25%, 02/15/13	480,000	490,800
5.75%, 03/15/14	40,000	39,650
6.38%, 01/15/15Δ	870,000	872,175
7.19%, 11/15/15	205,000	201,413
6.50%, 02/15/16	220,000	221,100

56	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
9.25%, 11/15/16	$60,000	$65,100
9.63%, 11/15/16 PIK	596	648
7.50%, 12/15/23	555,000	524,475
8.36%, 04/15/24	90,000	88,650
7.69%, 06/15/25	775,000	728,500
7.58%, 09/15/25	570,000	532,950
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	66,800
Hertz Corporation
8.88%, 01/01/14	250,000	257,812
Hess Corporation
8.13%, 02/15/19	220,000	289,725
Hexion US Finance Corporation
9.75%, 11/15/14Δ	1,170,000	1,222,650
Highwoods Realty LP
5.85%, 03/15/17	180,000	185,384
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	735,000
Idearc, Inc.
0.00%, 11/15/16+Ω#	185,000	—
Intel Corporation
2.95%, 12/15/35Δ	580,000	576,375
3.25%, 08/01/39 CONVΔ	460,000	539,350
Intelsat Corporation
9.25%, 08/15/14	270,000	280,800
International Lease Finance Corporation
5.13%, 11/01/10	100,000	100,250
5.55%, 09/05/12	50,000	50,312
6.38%, 03/25/13	245,000	247,450
5.65%, 06/01/14	90,000	87,750
8.63%, 09/15/15 144A	215,000	230,588
iStar Financial, Inc.
5.65%, 09/15/11Δ	92,000	84,180
5.50%, 06/15/12	75,000	63,750
8.63%, 06/01/13	75,000	61,875
5.95%, 10/15/13Δ	954,000	765,585
5.70%, 03/01/14	62,000	48,748
6.05%, 04/15/15	20,000	15,400
5.88%, 03/15/16	22,000	16,858
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	630,500
7.63%, 03/01/38	1,300,000	1,267,500
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	110,700
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)	250,000	341,648
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14Δ	795,000	576,375
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	32,800
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	81,233
6.95%, 01/15/38	90,000	102,794
Kraft Foods, Inc.
5.38%, 02/10/20	380,000	425,270
L-3 Communications Corporation
6.38%, 10/15/15	450,000	466,312
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	29,412
Lennar Corporation
5.60%, 05/31/15Δ	1,400,000	1,326,500
Level 3 Communications, Inc.
3.50%, 06/15/12	195,000	185,494
Level 3 Financing, Inc.
8.75%, 02/15/17Δ	1,185,000	1,060,575
Mariner Energy, Inc.
8.00%, 05/15/17	70,000	77,350
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33Δ	1,000,000	975,378
Masco Corporation
6.13%, 10/03/16	265,000	269,739
5.85%, 03/15/17	90,000	88,170
6.50%, 08/15/32Δ	145,000	124,778
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	202,275
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	721,236
6.11%, 01/29/37	1,300,000	1,275,134
Michaels Stores, Inc.
10.00%, 11/01/14Δ	70,000	74,112
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	183,021
Morgan Stanley
4.75%, 04/01/14	50,000	52,260
Motorola, Inc.
6.50%, 09/01/25	720,000	785,477
6.50%, 11/15/28	155,000	165,019
6.63%, 11/15/37	625,000	670,535
Motors Liquidation Co.
8.38%, 07/05/33(E)#	250,000	110,764
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,148,714
NBC Universal, Inc.
4.38%, 04/01/21 144A	350,000	355,006
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	381,595	398,290
7.13%, 06/01/28	30,000	28,425
NetFlix, Inc.
8.50%, 11/15/17	150,000	168,000
Nevada Power Co.
5.88%, 01/15/15	100,000	114,781
NewPage Corporation
11.38%, 12/31/14 144AΔ	285,000	259,350
Nextel Communications, Inc.
5.95%, 03/15/14Δ	970,000	970,000
7.38%, 08/01/15Δ	1,615,000	1,631,150
NRG Energy, Inc.
7.38%, 02/01/16	750,000	773,438
Owens Corning, Inc.
7.00%, 12/01/36	220,000	222,219
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144AΔ	840,000	827,400
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	152,550
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,240,000	1,360,813
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	690,563
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	934,084
7.20%, 01/15/28	315,000	326,368

See Notes to Schedules of Investments.	57

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Plains Exploration & Production Co.
10.00%, 03/01/16	$75,000	$85,875
8.63%, 10/15/19Δ	55,000	60,363
ProLogis
6.63%, 05/15/18	15,000	14,806
2.25%, 04/01/37	580,000	564,050
1.88%, 11/15/37Δ	545,000	513,662
Quicksilver Resources, Inc.
11.75%, 01/01/16Δ	95,000	111,862
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	226,125
Qwest Corporation
7.88%, 09/01/11	100,000	106,125
3.54%, 06/15/13†	100,000	105,000
7.63%, 06/15/15	300,000	343,500
6.50%, 06/01/17Δ	65,000	71,338
7.50%, 06/15/23	110,000	111,100
7.25%, 09/15/25	105,000	110,775
6.88%, 09/15/33	2,500,000	2,481,250
7.25%, 10/15/35	110,000	109,450
RailAmerica, Inc.
9.25%, 07/01/17Δ	652,000	718,015
Republic Services, Inc.
5.00%, 03/01/20	90,000	98,159
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144A	80,000	89,400
Sandridge Energy, Inc.
9.88%, 05/15/16 144A	185,000	191,938
Service Corporation International
7.50%, 04/01/27Δ	75,000	72,000
Simon Property Group LP
5.75%, 12/01/15	25,000	28,501
SLM Corporation
5.38%, 01/15/13Δ	650,000	655,648
5.00%, 10/01/13	300,000	294,196
4.75%, 03/17/14(E)Δ	170,000	213,948
5.38%, 05/15/14	1,000,000	973,850
8.45%, 06/15/18	769,000	777,826
8.00%, 03/25/20	80,000	79,516
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	74,458
6.75%, 04/16/40	90,000	98,713
Sprint Capital Corporation
8.38%, 03/15/12Δ	60,000	64,500
6.88%, 11/15/28	200,000	184,000
8.75%, 03/15/32	755,000	796,525
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	48,319
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	123,492
Tenet Healthcare Corporation
9.00%, 05/01/15Δ	85,000	92,862
10.00%, 05/01/18	55,000	63,112
8.88%, 07/01/19	377,000	417,999
6.88%, 11/15/31	85,000	69,275
Textron Financial Corporation
5.13%, 08/15/14	30,000	31,104
Textron, Inc.
6.20%, 03/15/15	255,000	283,897
7.25%, 10/01/19Δ	175,000	207,621
6.63%, 04/07/20(U)	130,000	211,117
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	251,308
8.25%, 04/01/19Δ	180,000	232,768
Time Warner, Inc.
4.70%, 01/15/21	100,000	106,175
Toledo Edison Co.
6.15%, 05/15/37	125,000	139,230
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	321,600
United Air Lines, Inc.
10.40%, 11/01/16Δ	774,746	863,842
6.64%, 07/02/22	273,686	273,002
United Rentals North America, Inc.
7.75%, 11/15/13Δ	505,000	511,312
7.00%, 02/15/14Δ	655,000	658,275
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	829,468
Universal Hospital Services, Inc.
4.13%, 06/01/15†	20,000	17,300
8.50%, 06/01/15 PIK	20,000	20,225
Univision Communications, Inc.
12.00%, 07/01/14 144AΔ	125,000	137,344
US Oncology Holdings, Inc.
6.74%, 03/15/12 PIK†	155,024	147,660
US Oncology, Inc.
9.13%, 08/15/17	155,000	165,075
USG Corporation
6.30%, 11/15/16	1,250,000	1,090,625
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15	125,000	129,444
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	105,000	107,100
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	100,000	91,028
Verizon New York, Inc.
7.38%, 04/01/32Δ	115,000	136,089
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	90,557
Wachovia Corporation
5.25%, 08/01/14	120,000	130,550
WEA Finance LLC
6.75%, 09/02/19 144A	780,000	925,743
WellPoint, Inc.
7.00%, 02/15/19	80,000	97,576
Western Union Co.
6.20%, 11/17/36	470,000	509,440
Westvaco Corporation
8.20%, 01/15/30	150,000	164,468
7.95%, 02/15/31	135,000	146,129
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	445,804
6.95%, 10/01/27Δ	55,000	54,379
7.38%, 03/15/32Δ	370,000	377,829
6.88%, 12/15/33	490,000	469,068
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,265,290
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	137,800

58	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Williams Cos., Inc.
7.50%, 01/15/31Δ	$97,000	$110,053
Williams Partners LP
5.25%, 03/15/20Δ	220,000	239,606
Windstream Corporation
8.63%, 08/01/16	650,000	690,625
WM Wrigley Jr Co.
3.70%, 06/30/14 144A	320,000	331,656
Worthington Industries, Inc.
6.50%, 04/15/20	265,000	293,879
Wyndham Worldwide Corporation
6.00%, 12/01/16	340,000	355,151
7.38%, 03/01/20	380,000	406,818

Total Corporate Bonds (Cost $90,278,560)		100,097,813

FOREIGN BONDS — 38.1%
Argentina — 0.3%
Pan American Energy LLC
7.88%, 05/07/21 144A	120,000	125,700
Republic of Argentina
7.00%, 09/12/13	300,000	282,750
7.00%, 10/03/15	102,000	89,862
8.75%, 06/02/17Δ	93,000	89,280

		587,592

Australia — 1.6%
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	118,330
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,739,413
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	227,500
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19Δ	260,000	363,411

		3,448,654

Austria — 0.1%
PE Paper Escrow GmbH
11.75%, 08/01/14 144A(E)	192,000	304,209

Bermuda — 0.0%
NCL Corporation, Ltd.
11.75%, 11/15/16	80,000	90,000

Brazil — 4.0%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/12(B)	2,966,000	1,765,321
10.00%, 01/01/17(B)	1,117,000	609,482
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19	100,000	118,500
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19 144A	230,000	272,550
Federative Republic of Brazil
4.88%, 01/22/21	220,000	242,550
10.25%, 01/10/28(B)	6,000,000	3,976,950
7.13%, 01/20/37	310,000	409,200
11.00%, 08/17/40Δ	700,000	973,000
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22	170,000	182,750
NET Servicos de Comunicacao SA
7.50%, 01/27/20 144A	130,000	147,225
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	110,000	111,925

		8,809,453

Canada — 6.8%
Bell Canada
6.55%, 05/01/29 144A(C)	380,000	397,968
7.30%, 02/23/32 144A(C)	640,000	724,583
6.10%, 03/16/35 144A(C)	380,000	385,732
Canadian Government Bond
5.25%, 06/01/12(C)	10,000,000	10,343,473
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	106,400
OPTI Canada, Inc.
7.88%, 12/15/14Δ	50,000	37,875
8.25%, 12/15/14Δ	70,000	53,550
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	638,767
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,110,551
Stone Container Finance Company of Canada II
0.00%, 07/15/25	330,000	—
Sun Media Corporation
7.63%, 02/15/13Δ	100,000	101,000
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	88,267
Teck Resources, Ltd.
9.75%, 05/15/14 144A	21,000	25,911
10.25%, 05/15/16 144AΔ	29,000	35,274
10.75%, 05/15/19	44,000	55,492

		15,104,843

Cayman Islands — 1.3%
EEB International, Ltd.
8.75%, 10/31/14Δ	200,000	219,000
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	141,700
7.00%, 04/21/20 144A	250,000	268,750
Petrobras International Finance Co.
6.88%, 01/20/40Δ	160,000	182,200
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	120,000	78,792
Suzano Trading, Ltd.
5.88%, 01/23/21 144A	360,000	361,800
TGI International, Ltd.
9.50%, 10/03/17	130,000	148,037
Vale Overseas, Ltd.
6.88%, 11/21/36	761,000	871,313
XL Capital, Ltd.
6.25%, 05/15/27Δ	640,000	645,553

		2,917,145

Chile — 0.3%
Banco del Estado
4.13%, 10/07/20 144A	280,000	277,872

See Notes to Schedules of Investments.	59

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$200,000	$237,929
Colbun SA
6.00%, 01/21/20 144AΔ	210,000	222,287

		738,088

Colombia — 0.6%
Ecopetrol SA
7.63%, 07/23/19 144AΔ	340,000	413,100
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	144,000
Republic of Colombia
7.38%, 03/18/19	200,000	254,000
7.38%, 09/18/37Δ	400,000	529,000

		1,340,100

Finland — 0.1%
M-real OYJ
9.25%, 04/01/13 STEP(E)	150,000	217,268

France — 2.2%
AXA SA
6.21%, 10/05/49(E)	210,000	258,084
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	90,000	92,025
9.50%, 05/15/16	650,000	705,250
Credit Agricole SA
8.38%, 10/13/19 144A	250,000	268,750
Dexia Credit Local
4.30%, 11/18/49(E)	500,000	395,411
Europcar Groupe SA
4.40%, 05/15/13(E)†	105,000	134,603
8.13%, 05/15/14(E)	50,000	68,844
France Government Bond O.A.T
4.00%, 04/25/45(E)	1,780,000	2,840,153
Korreden SA
11.00%, 08/01/14(E)	69,333	30,719

		4,793,839

Germany — 2.6%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	3,069
3.75%, 01/04/19(E)Δ	3,140,000	4,803,626
HSH Nordbank AG
1.20%, 02/14/17(E)†	52,000	50,340
HT1 Funding GmbH
6.35%, 07/29/49(E)	433,000	419,099
Nordenia Holdings Gmbh
9.75%, 07/15/17 144A(E)	155,000	225,565
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	100,000	107,500
Unitymedia Hessen NRW GmbH
8.13%, 12/01/17 144A	100,000	104,500

		5,713,699

Greece — 0.5%
Hellenic Republic Government Bond
2.30%, 07/25/30(E)	1,440,000	1,121,078

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#	150,000	2

Indonesia — 0.2%
Indonesia Government International Bond
6.88%, 01/17/18Δ	100,000	121,000
6.63%, 02/17/37	240,000	292,610

		413,610

Ireland — 1.0%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	141,996
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	199,182	273,572
Elan Finance PLC
8.88%, 12/01/13Δ	235,000	242,050
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	1,084,603
5.00%, 10/18/20(E)	50,000	60,335
5.40%, 03/13/25(E)	250,000	297,008
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	100,000	108,375

		2,207,939

Italy — 0.1%
Seat Pagine Gialle SpA
10.50%, 01/31/17 144A(E)	233,000	297,785

Japan — 0.1%
Resona Bank, Ltd.
5.99%, 08/10/49(U)	100,000	157,482

Luxembourg — 2.1%
Angel Lux Common SA
6.40%, 05/01/16(E)†	65,912	90,978
8.25%, 05/01/16(E)	200,000	290,373
8.88%, 05/01/16 144AΔ	265,000	282,887
Crown Euro Holdings SA
7.13%, 08/15/18 144A(E)	141,000	202,791
CSN Resources SA
6.50%, 07/21/20Δ	250,000	267,812
Evraz Group SA
8.88%, 04/24/13 144AΔ	160,000	170,992
8.88%, 04/24/13	100,000	106,750
FMC Finance III SA
6.88%, 07/15/17	75,000	80,625
Intelsat Jackson Holdings SA
11.50%, 06/15/16Δ	250,000	272,500
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13Δ	200,000	215,320
9.00%, 06/11/14	200,000	230,880
9.00%, 06/11/14 144A	560,000	645,400
6.97%, 09/21/16Δ	100,000	100,620
Russian Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	286,000	299,585
TNK-BP Finance SA
7.88%, 03/13/18Δ	630,000	713,475
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16Δ	255,000	278,587
Wind Acquisition Finance SA
12.00%, 12/01/15 144AΔ	105,000	111,694
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)Δ	250,000	364,670

		4,725,939

60	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Malaysia — 0.4%
Petronas Capital, Ltd.
5.25%, 08/12/19	$200,000	$223,792
5.25%, 08/12/19 144A	600,000	662,623

		886,415

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20	150,000	164,062

Mexico — 2.0%
America Movil Sab de CV
5.63%, 11/15/17	98,000	111,055
Axtel SAB de CV
7.63%, 02/01/17 144AΔ	420,000	386,400
9.00%, 09/22/19Δ	58,000	53,795
Axtel SAB de CV
7.63%, 02/01/17	20,000	18,400
Grupo Televisa SA
6.63%, 03/18/25	100,000	113,900
6.63%, 01/15/40 144A	200,000	228,517
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	145,600
12.50%, 04/01/16	60,000	72,150
8.00%, 02/01/18 144AΔ	500,000	540,000
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,757,468
Mexico Government International Bond
6.05%, 01/11/40	20,000	23,000

		4,450,285

Netherlands — 1.8%
Carlson Wagonlit BV
6.65%, 05/01/15(E)†	321,000	409,160
Clondalkin Acquisition BV
2.88%, 12/15/13 144A(E)†	66,000	82,777
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	190,174
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)Δ	400,000	490,771
Hollandwide Parent BV
8.00%, 08/01/14(E)Ω	191,000	1,953
Indosat Palapa Co. BV
7.38%, 07/29/20 144A	100,000	110,750
ING Verzekeringen NV
6.25%, 06/21/21(E)Δ	250,000	328,032
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	255,300
Lukoil International Finance BV
6.36%, 06/07/17Δ	650,000	681,687
Nielsen Co. BV
11.13%, 08/01/16 STEP(E)Δ	162,000	220,295
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	143,141
Shell International Finance BV
3.10%, 06/28/15	370,000	389,955
UPC Holding BV
8.00%, 11/01/16(E)	154,000	217,289
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	359,558

		3,880,842

New Zealand — 0.2%
New Zealand Government Bond
6.50%, 04/15/13(Z)	470,000	367,095

Norway — 0.8%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	66,636
4.25%, 05/19/17(K)	8,060,000	1,484,036
Trico Shipping AS
11.88%, 11/01/14 144AΔ	200,000	179,500

		1,730,172

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	93,993
Panama Government International Bond
7.25%, 03/15/15	51,000	61,200
9.38%, 04/01/29Δ	40,000	60,800
6.70%, 01/26/36	296,000	364,820

		580,813

Peru — 0.0%
Republic of Peru
7.35%, 07/21/25	40,000	52,100
8.75%, 11/21/33	9,000	13,432
6.55%, 03/14/37Δ	8,000	9,740

		75,272

Poland — 0.9%
Poland Government Bond
5.75%, 09/23/22(V)	5,850,000	2,053,774

Portugal — 0.1%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	50,000	61,492
3.85%, 04/15/21(E)	200,000	223,464

		284,956

Qatar — 0.3%
Qatar Government International Bond
4.00%, 01/20/15 144A	160,000	169,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.50%, 09/30/14Δ	250,000	274,282
6.75%, 09/30/19	250,000	298,073

		741,955

Russia — 0.4%
Russian Federation
7.50%, 03/31/30 STEP	757,160	906,093

Singapore — 0.1%
Prime Dig Pte, Ltd.
11.75%, 11/03/14 144A	230,000	239,775

South Africa — 0.2%
Edcon Proprietary, Ltd.
4.13%, 06/15/14(E)†	320,000	370,805

See Notes to Schedules of Investments.	61

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Supranational — 0.6%
Inter-American Development Bank
7.64%, 09/23/13(N)Ω	$15,900,000,000	$1,422,360

Sweden — 0.1%
Corral Petroleum Holdings AB
2.00%, 09/18/11 PIK 144A(E)	113,434	144,933
Nordea Bank AB
4.88%, 01/27/20 144A	160,000	173,871

		318,804

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	492,118

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	295,200

Turkey — 1.1%
Republic of Turkey
7.50%, 07/14/17	100,000	121,445
7.00%, 03/11/19	100,000	119,235
6.88%, 03/17/36	1,695,000	1,978,912
6.75%, 05/30/40Δ	110,000	126,088

		2,345,680

United Arab Emirates — 0.6%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,411,204

United Kingdom — 3.1%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	165,600
Barclays Bank PLC
6.00%, 01/23/18(E)	550,000	823,267
6.37%, 12/15/49(U)	180,000	261,554
DFS Furniture Holdings PLC
9.75%, 07/15/17 144A(U)	154,000	227,100
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	283,202
HBOS PLC
1.19%, 09/01/16(E)†	200,000	238,894
HSBC Holdings PLC
6.00%, 06/10/19(E)Δ	380,000	599,971
Ineos Finance PLC
9.25%, 05/15/15 144A(E)	236,000	343,444
Infinis PLC
9.13%, 12/15/14 144A(U)	190,000	314,886
Inmarsat Finance PLC
7.38%, 12/01/17 144A	290,000	304,500
ISS Financing PLC
11.00%, 06/15/14(E)	50,000	75,320
11.00%, 06/15/14 144A(E)	62,000	93,396
Lloyds TSB Bank PLC
6.25%, 04/15/14(E)	140,000	209,015
6.50%, 03/24/20(E)	816,000	1,156,168
Royal Bank of Scotland Group PLC
4.88%, 01/20/17(E)	580,000	808,991
7.09%, 10/29/49(E)	500,000	520,183
Vedanta Resources PLC
8.75%, 01/15/14	320,000	345,200
Virgin Media Finance PLC
9.13%, 08/15/16	175,000	188,125

		6,958,816

Venezuela — 0.7%
Venezuela Government International Bond
1.51%, 04/20/11†	175,000	168,306
8.50%, 10/08/14Δ	26,000	21,970
5.75%, 02/26/16	1,493,000	1,037,635
9.38%, 01/13/34Δ	207,000	141,795
7.00%, 03/31/38	246,000	140,220

		1,509,926

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	211,444

Total Foreign Bonds (Cost $79,887,618)		84,686,591

MORTGAGE-BACKED SECURITIES — 0.3%
Bayview Commercial Asset Trust
0.49%, 07/25/36 144A†	231,514	175,633
Credit Suisse Mortgage Capital Certificates
5.70%, 07/15/17	220,000	220,497
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/49	80,000	83,233
6.01%, 06/15/49	165,000	170,488

Total Mortgage-Backed Securities (Cost $477,376)		649 ,851

	Number of Contracts
PURCHASED OPTION — 0.0%
Put Option — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $122.50, Expires 10/23/10 (Cost $51,984)	96	3,000

	Par
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	$3,500,000	3,386,796
4.25%, 05/15/39	40,000	43,981
4.63%, 02/15/40Δ	4,700,000	5,492,392

		8,923,169

U.S. Treasury Notes
4.50%, 04/30/12	30,000	31,978
2.63%, 07/31/14	50,000	53,234
2.38%, 09/30/14	110,000	116,119
1.75%, 07/31/15	90,000	92,180
1.25%, 08/31/15	90,000	89,986

62	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.38%, 11/15/19	$40,000	$43,097
3.63%, 02/15/20	20,000	21,939

		448,533

Total U.S. Treasury Obligations (Cost $8,399,628)		9,371,702

	Shares
COMMON STOCKS — 0.4%
Consumer Discretionary — 0.0%
Dex One CorporationΔ	1,433	17,597

Financial Services — 0.1%
Charter Communications, Inc.@Δ	2,769	89,993
Georgia Gulf Corporation@Δ	6,177	100,932
Supermedia, Inc.@Δ	146	1,543

		192,468

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	417,494

Producer Durables — 0.1%
Nortek, Inc.@*	179	7,160
Smurfit-Stone Container Corporation	10,194	187,264

		194,424

Total Common Stocks (Cost $1,412,910)		821,983

FOREIGN COMMON STOCK — 0.0%
Spain — 0.0%
Repsol YPF SA ADR (Cost $35,304)	1,848	47,549

PREFERRED STOCKS — 1.3%
Bank of America Corporation CONV	602	591,465
Citigroup Capital XII	13,800	364,458
Citigroup, Inc.Δ	826	97,889
CMP Susquehanna Radio Holdings Corporation@	1,493	—
El Paso Energy Capital Trust I CONV	500	19,125
Lucent Technologies Capital Trust I CONV	1,891	1,531,710
Preferred Blocker (GMAC), Inc.	400	360,063

Total Preferred Stocks (Cost $2,558,417)		2,964,710

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.	89	1
Charter Communications, Inc.	110	1
CMP Susquehanna Radio Holdings Corporation@	1,706	—
Nortek, Inc.@	184	1,840

Total Rights/Warrants (Cost $50,348)		1,842

	Shares	Value
MONEY MARKET FUNDS — 30.5%
GuideStone Money Market Fund (GS4 Class)¥	17,961,696	$17,961,696
Northern Institutional Liquid Assets Portfolio§	49,822,838	49,822,838

Total Money Market Funds (Cost $67,784,534)		67,784,534

TOTAL INVESTMENTS — 120.4% (Cost $252,052,716)		267,657,069
Liabilities in Excess of Other Assets — (20.4)%		(45,317,886)

NET ASSETS — 100.0%		$222,339,183

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	45.0
Foreign Bonds	38.1
Money Market Funds	30.5
U.S. Treasury Obligations	4.2
Forward Foreign Currency Contracts	1.3
Preferred Stocks	1.3
Asset-Backed Securities	0.5
Common Stocks	0.4
Mortgage-Backed Securities	0.3
Agency Obligation	0.1
Foreign Common Stock	—	**
Purchased Option	—	**
Rights/Warrants	—	**
Futures Contracts	(15.9)

	105.8

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$821,983	$—
Foreign Common Stock	47,549	—
Futures Contracts	—	(385)
Money Market Funds	67,784,534	—
Preferred Stocks	2,964,710	—
Purchased Option	3,000	—
Rights/Warrants	1,841	—
Level 2 — Other Significant Observable Inputs
Agency Obligation	169,813	—
Asset-Backed Securities	1,057,681	—
Corporate Bonds	100,097,813	—
Foreign Bonds	84,686,591	—
Forward Foreign Currency Contracts	—	812,266
Mortgage-Backed Securities	649,851	—
Rights/Warrants	1	—
U.S. Treasury Obligations	9,371,702	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$267,657,069	$811,881

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$(128,462)
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(1,295,091)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$—	$(1,423,553)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09 Common Stock	$6,265	$—
Realized gain (loss) Common Stock	—	—
Change in unrealized appreciation (depreciation) Common Stock	895	—
Purchases Common Stock	—	—
Sales Common Stock	—	—
Transfers in and/or out of Level 3 Common Stock	(7,160)	—

Balance, 09/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

64	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Consumer Discretionary — 11.7%
Amazon.com, Inc.*	13,207	$2,074,291
Apollo Group, Inc. Class A*	4,696	241,140
AutoNation, Inc.Δ*	2,371	55,126
AutoZone, Inc.*	1,059	242,416
Avon Products, Inc.	15,936	511,705
Bed Bath & Beyond, Inc.*	9,915	430,410
Best Buy Co., Inc.	12,931	527,973
Big Lots, Inc.*	2,803	93,200
CarMax, Inc.*	8,181	227,923
Carnival Corporation	16,227	620,034
CBS Corporation Class B	25,401	402,860
Coach, Inc.	11,025	473,634
Comcast Corporation Class A	104,757	1,894,007
Costco Wholesale CorporationΔ	16,433	1,059,764
Darden Restaurants, Inc.	5,090	217,750
DeVry, Inc.	2,317	114,020
DIRECTV Group, Inc. Class A*	32,351	1,346,772
Discovery Communications, Inc.Δ*	10,631	462,980
DR Horton, Inc.Δ	10,006	111,267
Eastman Kodak Co.Δ	9,900	41,580
eBay, Inc.*	43,106	1,051,786
Estee Lauder Cos., Inc. (The) Class A	4,309	272,458
Expedia, Inc.Δ	7,702	217,273
Family Dollar Stores, Inc.	4,983	220,049
Ford Motor Co.Δ*	128,381	1,571,383
GameStop Corporation Class AΔ*	5,655	111,460
Gannett Co., Inc.Δ	9,296	113,690
Gap, Inc. (The)	16,595	309,331
Genuine Parts Co.Δ	5,947	265,177
Goodyear Tire & Rubber Co. (The)*	9,100	97,825
H&R Block, Inc.Δ	11,330	146,723
Harley-Davidson, Inc.Δ	8,649	245,978
Harman International Industries, Inc.	2,542	84,928
Hasbro, Inc.	5,305	236,126
Home Depot, Inc.	62,219	1,971,098
Interpublic Group of Companies, Inc.*	18,334	183,890
Johnson Controls, Inc.	25,070	764,635
Kohl’s Corporation*	11,523	607,032
Leggett & Platt, Inc.	5,360	121,994
Lennar Corporation Class AΔ	6,175	94,971
Limited Brands, Inc.	9,767	261,560
Lowe’s Cos., Inc.	52,435	1,168,776
Macy’s, Inc.	15,796	364,730
Marriott International, Inc. Class AΔ	10,598	379,726
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	13,481	316,264
McDonald’s Corporation	39,768	2,963,114
McGraw-Hill Co., Inc. (The)Δ	11,630	384,488
Meredith CorporationΔ	1,400	46,634
New York Times Co. (The) Class AΔ	4,400	34,056
Newell Rubbermaid, Inc.Δ	10,244	182,446
News Corporation	85,098	1,111,380
NIKE, Inc. Class BΔ	14,436	1,156,901
Nordstrom, Inc.	6,367	236,852
Office Depot, Inc.*	10,500	48,300
Omnicom Group, Inc.	11,307	446,400
O’Reilly Automotive, Inc.Δ*	5,200	276,640
Penney (J.C.) Co., Inc.	8,746	237,716
Polo Ralph Lauren Corporation	2,457	220,786
Priceline.com, Inc.*	1,804	628,405
Pulte Homes, Inc.Δ	12,040	105,470
RadioShack CorporationΔ	4,590	97,905
Ross Stores, Inc.Δ	4,452	243,168
Scripps Networks Interactive, Inc. Class A	3,400	161,772
Sears Holdings CorporationΔ*	1,614	116,434
Snap-On, Inc.	2,200	102,322
Stanley Black & Decker, Inc.	6,258	383,490
Staples, Inc.	27,156	568,103
Starbucks Corporation	27,659	707,517
Starwood Hotels & Resorts Worldwide, Inc.	7,142	375,312
Target Corporation	26,965	1,441,010
Tiffany & Co.Δ	4,639	217,987
Time Warner Cable, Inc.	13,186	711,912
Time Warner, Inc.	41,998	1,287,239
TJX Cos., Inc.	14,931	666,370
Urban Outfitters, Inc.*	4,743	149,120
VF Corporation	3,184	257,968
Wal-Mart Stores, Inc.	74,684	3,997,088
Walt Disney Co. (The)	71,381	2,363,425
Washington Post Co. (The)Δ	230	91,864
Whirlpool Corporation	2,894	234,298
Wyndham Worldwide Corporation	6,691	183,802
Yum! Brands, Inc.	17,383	800,661

		45,566,070

Consumer Staples — 7.9%
Archer-Daniels-Midland Co.	23,827	760,558
Campbell Soup Co.Δ	7,106	254,039
Clorox Co.	5,183	346,017
Coca-Cola Co. (The)	86,228	5,046,063
Coca-Cola Enterprises, Inc.	12,281	380,711
Colgate-Palmolive Co.	18,139	1,394,164
ConAgra Foods, Inc.	16,552	363,151
CVS Caremark Corporation	50,736	1,596,662
Dean Foods Co.*	7,148	72,981
Dr Pepper Snapple Group, Inc.	9,033	320,852
General Mills, Inc.	24,005	877,143
Heinz (H.J.) Co.	11,853	561,477
Hershey Co. (The)	5,826	277,259
Hormel Foods CorporationΔ	2,600	115,960
J.M. Smucker Co. (The)	4,424	267,785
Kellogg Co.	9,701	489,997
Kimberly-Clark CorporationΔ	15,289	994,549
Kraft Foods, Inc. Class A	65,151	2,010,560
Kroger Co. (The)	23,863	516,873
McCormick & Co., Inc.Δ	4,854	204,062
Mead Johnson Nutrition Co.Δ	7,635	434,508
PepsiCo, Inc.	59,404	3,946,802
Procter & Gamble Co. (The)	105,956	6,354,181
Safeway, Inc.	14,347	303,582
Sara Lee Corporation	24,909	334,528
SUPERVALU, Inc.	8,048	92,793
Sysco Corporation	21,886	624,189
Tyson Foods, Inc. Class A	11,128	178,271
Walgreen Co.	36,368	1,218,328
Whole Foods Market, Inc.Δ*	5,546	205,812

		30,543,857

See Notes to Schedules of Investments.	65

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Energy — 11.0%
Anadarko Petroleum Corporation	18,457	$1,052,972
Apache Corporation	13,558	1,325,430
Baker Hughes, Inc.	16,192	689,779
Cabot Oil & Gas Corporation	4,055	122,096
Cameron International Corporation*	9,009	387,027
Chesapeake Energy Corporation	24,593	557,031
Chevron Corporation	75,045	6,082,397
ConocoPhillips	55,363	3,179,497
Consol Energy, Inc.	8,510	314,530
Denbury Resources, Inc.*	15,164	240,956
Devon Energy Corporation	16,200	1,048,788
Diamond Offshore Drilling, Inc.Δ	2,669	180,878
El Paso Corporation	26,447	327,414
EOG Resources, Inc.	9,437	877,358
EQT Corporation	5,624	202,801
Exterran Holdings, Inc.*	13	295
Exxon Mobil Corporation	190,057	11,743,621
First Solar, Inc.Δ*	1,976	291,164
FMC Technologies, Inc.*	4,394	300,066
Halliburton Co.	33,928	1,121,999
Helmerich & Payne, Inc.	4,047	163,742
Hess Corporation	10,847	641,275
Marathon Oil Corporation	26,505	877,316
Massey Energy Co.	3,865	119,892
Murphy Oil Corporation	7,219	447,000
Nabors Industries, Ltd.*	10,833	195,644
National Oilwell Varco, Inc.	15,604	693,910
Noble Energy, Inc.	6,555	492,215
Occidental Petroleum Corporation	30,273	2,370,376
Peabody Energy Corporation	10,089	494,462
Pioneer Natural Resources Co.	4,332	281,710
QEP Resources, Inc.	6,353	191,479
Range Resources Corporation	6,077	231,716
Rowan Cos., Inc.	4,156	126,176
Schlumberger, Ltd.	50,960	3,139,646
Southwestern Energy Co.*	12,888	430,975
Spectra Energy Corporation	23,969	540,501
Sunoco, Inc.	4,350	158,775
Tesoro CorporationΔ	5,500	73,480
Valero Energy Corporation	21,070	368,936
Williams Cos., Inc. (The)	21,768	415,986

		42,501,311

Financial Services — 16.2%
Aflac, Inc.	17,536	906,787
Allstate Corporation (The)	20,068	633,145
American Express Co.	39,044	1,641,019
American International Group, Inc.Δ*	5,154	201,521
Ameriprise Financial, Inc.	9,443	446,937
AON CorporationΔ	9,982	390,396
Apartment Investment & Management Co. Class A REITΔ	4,439	94,906
Assurant, Inc.	4,000	162,800
AvalonBay Communities, Inc. REITΔ	3,187	331,225
Bank of America Corporation	374,489	4,909,551
Bank of New York Mellon Corporation (The)	45,221	1,181,625
BB&T Corporation	25,671	618,158
Berkshire Hathaway, Inc.*	64,568	5,338,482
Boston Properties, Inc. REITΔ	5,198	432,058
Capital One Financial Corporation	16,961	670,808
CB Richard Ellis Group, Inc. Class A*	10,910	199,435
Chubb Corporation	11,714	667,581
Cincinnati Financial CorporationΔ	6,005	173,244
Citigroup, Inc.	886,743	3,458,298
CME Group, Inc.	2,507	652,948
Comerica, Inc.	6,671	247,828
Discover Financial Services	20,257	337,887
Dun & Bradstreet Corporation	1,864	138,197
E*TRADE Financial CorporationΔ*	7,586	110,300
Equifax, Inc.	4,800	149,760
Equity Residential REIT	10,587	503,624
Federated Investors, Inc. Class BΔ	3,300	75,108
Fidelity National Information Services, Inc.	9,795	265,738
Fifth Third Bancorp	30,009	361,008
First Horizon National CorporationΔ*	9,059	103,358
First Horizon National Corporation Placeholder Shares+	121,182	—
Fiserv, Inc.Δ*	5,523	297,248
Franklin Resources, Inc.Δ	5,451	582,712
Genworth Financial, Inc. Class A*	17,864	218,298
Goldman Sachs Group, Inc. (The)	19,244	2,782,297
Hartford Financial Services Group, Inc.Δ	16,553	379,891
HCP, Inc. REITΔ	11,687	420,498
Health Care REIT, Inc.Δ	4,629	219,137
Host Hotels & Resorts, Inc. REIT	24,948	361,247
Hudson City Bancorp, Inc.	19,836	243,189
Huntington Bancshares, Inc.	26,816	152,047
IntercontinentalExchange, Inc.*	2,806	293,844
Invesco, Ltd.Δ	17,595	373,542
Janus Capital Group, Inc.Δ	6,708	73,453
JPMorgan Chase & Co.	147,971	5,633,256
KeyCorp	33,338	265,370
Kimco Realty Corporation REIT	15,068	237,321
Legg Mason, Inc.	5,838	176,950
Leucadia National Corporation	7,209	170,277
Lincoln National Corporation	11,983	286,633
Loews Corporation	11,980	454,042
M&T Bank CorporationΔ	3,159	258,438
Marsh & McLennan Cos., Inc.	20,455	493,375
Marshall & Ilsley Corporation	19,212	135,252
Mastercard, Inc. Class A	3,616	809,984
MetLife, Inc.	33,820	1,300,379
Moody’s CorporationΔ	7,690	192,096
Morgan Stanley	52,132	1,286,618
NASDAQ OMX Group, Inc. (The)*	5,500	106,865

66	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Trust Corporation	9,399	$453,408
NYSE Euronext	9,903	282,929
People’s United Financial, Inc.	13,442	175,956
Plum Creek Timber Co., Inc. REITΔ	6,071	214,306
PNC Financial Services Group, Inc.	19,582	1,016,502
Principal Financial Group, Inc.	11,862	307,463
Progressive Corporation (The)	24,858	518,786
ProLogis REITΔ	17,526	206,456
Prudential Financial, Inc.	17,417	943,653
Public Storage REIT	5,255	509,945
Regions Financial Corporation	47,178	342,984
Schwab (Charles) Corporation (The)	36,884	512,688
Simon Property Group, Inc. REIT	10,921	1,012,814
SLM Corporation*	18,075	208,766
State Street Corporation	18,676	703,338
SunTrust Banks, Inc.	18,622	481,006
T. Rowe Price Group, Inc.	9,510	476,118
Torchmark Corporation	3,016	160,270
Total System Services, Inc.Δ	6,273	95,601
Travelers Cos., Inc. (The)	17,548	914,251
Unum Group	12,337	273,265
US BancorpΔ	71,418	1,544,057
Ventas, Inc. REITΔ	5,969	307,821
Visa, Inc.	18,558	1,378,117
Vornado Realty Trust REITΔ	6,021	514,976
Wells Fargo & Co.	195,280	4,907,386
Western Union Co. (The)	24,954	440,937
Xl Group PLC	12,957	280,649
Zions BancorporationΔ	6,256	133,628

		62,926,067

Healthcare — 11.5%
Abbott Laboratories	57,681	3,013,255
Aetna, Inc.	15,488	489,576
Allergan, Inc.	11,569	769,686
AmerisourceBergen Corporation	10,386	318,435
Amgen, Inc.*	35,783	1,972,001
Bard (C.R.), Inc.	3,463	281,992
Baxter International, Inc.	21,833	1,041,652
Becton Dickinson & Co.	8,619	638,668
Biogen Idec, Inc.*	9,094	510,355
Boston Scientific Corporation*	56,604	346,983
Bristol-Myers Squibb Co.Δ	64,043	1,736,206
Cardinal Health, Inc.	13,016	430,049
CareFusion Corporation*	8,300	206,172
Celgene Corporation*	17,154	988,242
Cephalon, Inc.Δ*	2,844	177,579
Cerner CorporationΔ*	2,605	218,794
CIGNA Corporation	10,137	362,702
Conventry Health Care, Inc.*	5,578	120,094
DaVita, Inc.*	3,765	259,898
DENTSPLY International, Inc.	5,288	169,057
Eli Lilly & Co.	37,914	1,384,998
Express Scripts, Inc.Δ*	20,249	986,126
Forest Laboratories, Inc.*	10,790	333,735
Genzyme Corporation*	9,516	673,638
Gilead Sciences, Inc.*	31,303	1,114,700
Hospira, Inc.*	6,179	352,265
Humana, Inc.*	6,349	318,974
Intuitive Surgical, Inc.*	1,462	414,828
Johnson & Johnson	102,840	6,371,966
King Pharmaceuticals, Inc.*	9,183	91,463
Laboratory Corporation of America Holdings*	3,875	303,916
Life Technologies Corporation*	6,740	314,691
McKesson Corporation	9,760	602,973
Medco Health Solutions, Inc.*	16,188	842,747
Medtronic, Inc.	40,324	1,354,080
Merck & Co., Inc.	114,919	4,230,168
Mylan, Inc.Δ*	11,419	214,791
Patterson Cos., Inc.	3,734	106,979
PerkinElmer, Inc.	4,400	101,816
Pfizer, Inc.	300,104	5,152,786
Quest Diagnostics, Inc.	5,573	281,269
St. Jude Medical, Inc.*	12,182	479,240
Stryker CorporationΔ	12,724	636,836
Tenet Healthcare Corporation*	17,431	82,274
Thermo Fisher Scientific, Inc.*	15,227	729,069
UnitedHealth Group, Inc.	41,977	1,473,813
Varian Medical Systems, Inc.*	4,487	271,464
Watson Pharmaceuticals, Inc.*	3,940	166,701
WellPoint, Inc.*	14,938	846,088
Zimmer Holdings, Inc.*	7,587	397,028

		44,682,818

Materials & Processing — 3.9%
Air Products & Chemicals, Inc.	7,930	656,763
Airgas, Inc.Δ	2,796	189,988
AK Steel Holding CorporationΔ	4,300	59,383
Alcoa, Inc.	38,102	461,415
Allegheny Technologies, Inc.Δ	3,611	167,731
Ball Corporation	3,377	198,736
Bemis Co., Inc.	4,203	133,445
CF Industries Holdings, Inc.	2,656	253,648
Cliffs Natural Resources, Inc.	5,093	325,545
Dow Chemical Co. (The)	43,315	1,189,430
Du Pont (E.I.) de Nemours & Co.	33,872	1,511,369
Eastman Chemical Co.	2,707	200,318
Ecolab, Inc.	8,678	440,322
Fastenal Co.Δ	5,583	296,960
FMC Corporation	2,653	181,492
Freeport-McMoRan Copper & Gold, Inc.	17,555	1,499,021
International Flavors & Fragrances, Inc.	2,922	141,775
International Paper Co.	16,162	351,523
Masco CorporationΔ	13,629	150,055
MeadWestvaco Corporation	6,330	154,325
Monsanto Co.	20,177	967,084
Newmont Mining Corporation	18,385	1,154,762
Nucor CorporationΔ	11,834	452,059
Owens-Illinois, Inc.*	6,058	169,987
Pactiv Corporation*	5,177	170,737
PPG Industries, Inc.	6,121	445,609
Praxair, Inc.	11,456	1,034,019
Precision Castparts Corporation	5,280	672,408
Sealed Air Corporation	6,000	134,880
Sherwin-Williams Co. (The)	3,319	249,390
Sigma-Aldrich Corporation	4,568	275,816
Titanium Metals Corporation	3,534	70,539
United States Steel CorporationΔ	5,248	230,072
Vulcan Materials Co.Δ	4,657	171,936
Weyerhaeuser Co.Δ	20,247	319,093

		15,081,635

See Notes to Schedules of Investments.	67

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — 10.8%
3M Co.	26,633	$2,309,347
Agilent Technologies, Inc.*	12,933	431,574
Automatic Data Processing, Inc.	18,372	772,175
Avery Dennison Corporation	4,061	150,744
Boeing Co. (The)	27,336	1,818,937
C.H. Robinson Worldwide, Inc.	6,130	428,610
Caterpillar, Inc.	23,530	1,851,340
Cintas Corporation	5,000	137,750
CSX Corporation	14,176	784,216
Cummins, Inc.	7,409	671,107
Danaher Corporation	20,014	812,769
Deere & Co.	15,811	1,103,292
Dover Corporation	6,998	365,366
Eaton Corporation	6,247	515,315
Emerson Electric Co.	28,086	1,479,009
Expeditors International of Washington, Inc.	7,966	368,268
FedEx Corporation	11,752	1,004,796
FLIR Systems, Inc.Δ*	5,863	150,679
Flowserve Corporation	2,131	233,174
Fluor Corporation	6,762	334,922
General Dynamics Corporation	14,229	893,723
General Electric Co.	399,107	6,485,489
Goodrich Corporation	4,696	346,236
Honeywell International, Inc.	28,858	1,268,021
Illinois Tool Works, Inc.	18,780	883,036
Iron Mountain, Inc.	7,576	169,248
ITT Corporation	6,797	318,303
Jacobs Engineering Group, Inc.*	4,700	181,890
L-3 Communications Holdings, Inc.	4,269	308,521
Lexmark International, Inc. Class A*	2,856	127,435
Lockheed Martin Corporation	11,129	793,275
Monster Worldwide, Inc.Δ*	4,609	59,733
Norfolk Southern Corporation	13,769	819,393
Northrop Grumman CorporationΔ	10,963	664,687
PACCAR, Inc.	13,596	654,647
Pall Corporation	4,407	183,507
Parker Hannifin Corporation	5,990	419,659
Paychex, Inc.	11,993	329,688
Pitney Bowes, Inc.Δ	7,781	166,358
Quanta Services, Inc.*	7,756	147,984
Raytheon Co.	13,926	636,557
Republic Services, Inc.	11,303	344,628
Robert Half International, Inc.Δ	5,384	139,984
Rockwell Automation, Inc.Δ	5,348	330,132
Rockwell Collins, Inc.	5,840	340,180
Roper Industries, Inc.	3,564	232,302
RR Donnelley & Sons Co.Δ	7,507	127,319
Ryder System, Inc.	1,869	79,937
Southwest Airlines Co.	27,756	362,771
Stericycle, Inc.Δ*	3,223	223,934
Textron, Inc.Δ	10,396	213,742
Union Pacific Corporation	18,582	1,520,008
United Parcel Service, Inc. Class B	36,997	2,467,330
United Technologies Corporation	34,683	2,470,470
W.W. Grainger, Inc.	2,206	262,757
Waste Management, Inc.	17,713	633,063
Waters Corporation*	3,407	241,147
Xerox Corporation	51,638	534,453

		42,104,937

Technology — 17.1%
Adobe Systems, Inc.*	19,503	510,003
Advanced Micro Devices, Inc.Δ*	21,343	151,749
Akamai Technologies, Inc.*	6,872	344,837
Altera Corporation	11,544	348,167
American Tower Corporation Class A*	14,975	767,618
Amphenol Corporation Class A	6,395	313,227
Analog Devices, Inc.	10,954	343,737
Apple, Inc.*	34,106	9,677,578
Applied Materials, Inc.	49,760	581,197
Autodesk, Inc.*	8,536	272,896
BMC Software, Inc.*	6,587	266,642
Broadcom Corporation Class A	16,663	589,704
CA, Inc.	14,579	307,908
Cisco Systems, Inc.*	213,223	4,669,584
Citrix Systems, Inc.*	6,971	475,701
Cognizant Technology Solutions Corporation Class A*	11,231	724,063
Computer Sciences Corporation	5,669	260,774
Compuware Corporation*	8,452	72,096
Corning, Inc.	58,316	1,066,016
Dell, Inc.*	63,190	818,942
Electronic Arts, Inc.*	12,500	205,375
EMC Corporation*	76,687	1,557,513
Google, Inc. Class A*	9,280	4,879,331
Harris Corporation	4,774	211,440
Hewlett-Packard Co.	84,669	3,562,025
Intel Corporation	207,942	3,998,725
International Business Machines Corporation	47,090	6,316,653
Intuit, Inc.*	10,480	459,129
Jabil Circuit, Inc.	7,203	103,795
JDS Uniphase Corporation*	8,475	105,005
Juniper Networks, Inc.*	19,548	593,282
KLA-Tencor Corporation	6,208	218,708
Linear Technology CorporationΔ	8,436	259,238
LSI Corporation*	23,625	107,730
McAfee, Inc.*	5,737	271,131
MEMC Electronic Materials, Inc.Δ*	8,500	101,320
Microchip Technology, Inc.Δ	6,904	217,131
Micron Technology, Inc.Δ*	31,258	225,370
Microsoft Corporation	284,254	6,961,380
Molex, Inc.Δ	5,250	109,882
Motorola, Inc.*	87,185	743,688
National Semiconductor Corporation	9,020	115,185
NetApp, Inc.*	13,316	663,004
Novell, Inc.*	13,400	79,998
Novellus Systems, Inc.*	3,613	96,034
NVIDIA Corporation*	21,193	247,534
Oracle Corporation	144,482	3,879,342

68	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
QLogic Corporation*	4,213	$74,317
QUALCOMM, Inc.	59,933	2,704,177
Red Hat, Inc.*	7,013	287,533
SAIC, Inc.*	10,973	175,349
Salesforce.com, Inc.*	4,336	484,765
SanDisk Corporation*	8,616	315,776
Symantec Corporation*	29,472	447,090
Tellabs, Inc.	13,674	101,871
Teradata Corporation*	6,355	245,049
Teradyne, Inc.Δ*	6,900	76,866
Texas Instruments, Inc.	44,704	1,213,267
VeriSign, Inc.*	6,430	204,088
Western Digital Corporation*	8,415	238,902
Xilinx, Inc.Δ	9,822	261,363
Yahoo!, Inc.*	50,320	713,034

		66,394,834

Utilities — 6.7%
AES Corporation (The)*	24,871	282,286
Allegheny Energy, Inc.	6,266	153,642
Ameren Corporation	8,971	254,776
American Electric Power Co., Inc.	17,913	648,988
AT&T, Inc.	220,672	6,311,219
Centerpoint Energy, Inc.	16,064	252,526
CenturyTel, Inc.Δ	11,252	444,004
CMS Energy CorporationΔ	8,600	154,972
Consolidated Edison, Inc.Δ	10,569	509,637
Constellation Energy Group, Inc.	7,414	239,027
Dominion Resources, Inc.	21,969	959,167
DTE Energy Co.	6,375	292,804
Duke Energy CorporationΔ	49,268	872,536
Edison International	12,243	421,037
Entergy Corporation	6,953	532,113
Exelon Corporation	24,660	1,050,023
FirstEnergy CorporationΔ	11,473	442,169
Frontier Communications Corporation	36,744	300,199
Integrys Energy Group, Inc.Δ	2,956	153,889
MetroPCS Communications, Inc.Δ*	10,100	105,646
NextEra Energy, Inc.	15,533	844,840
Nicor, Inc.Δ	1,700	77,894
NiSource, Inc.	10,434	181,552
Northeast Utilities	6,467	191,229
NRG Energy, Inc.Δ*	9,400	195,708
Oneok, Inc.	4,046	182,232
Pepco Holdings, Inc.	8,533	158,714
PG&E Corporation	14,600	663,132
Pinnacle West Capital Corporation	4,148	171,188
PPL Corporation	17,937	488,425
Progress Energy, Inc.	10,867	482,712
Public Service Enterprise Group, Inc.	18,741	619,952
Qwest Communications International, Inc.	65,483	410,578
SCANA CorporationΔ	4,148	167,247
Sempra Energy	9,211	495,552
Southern Co.	31,010	1,154,812
Sprint Nextel Corporation*	110,465	511,453
TECO Energy, Inc.Δ	8,000	138,560
Verizon Communications, Inc.Δ	105,567	3,440,429
Windstream CorporationΔ	17,740	218,025
Wisconsin Energy Corporation	4,343	251,025
Xcel Energy Inc.Δ	17,150	393,936

		25,819,855

Total Common Stocks (Cost $345,003,103)		375,621,384

FOREIGN COMMON STOCKS — 0.4%
Switzerland — 0.4%
Ace, Ltd.	12,652	736,979
Tyco International, Ltd.*	18,592	682,884

Total Foreign Common Stocks (Cost $1,410,318)		1,419,863

MONEY MARKET FUNDS — 9.5%
GuideStone Money Market Fund (GS4 Class)¥	9,348,601	9,348,601
Northern Institutional Liquid Assets Portfolio§	27,541,869	27,541,869

Total Money Market Funds (Cost $36,890,470)		36,890,470

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.20%, 11/18/10‡‡ (Cost $1,464,608)	$1,465,000	1,464,760

TOTAL INVESTMENTS — 107.1% (Cost $384,768,499)		415,396,477
Liabilities in Excess of Other Assets — (7.1)%		(27,436,327)

NET ASSETS — 100.0%		$387,960,150

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	17.1
Financial Services	16.2
Consumer Discretionary	11.7
Healthcare	11.5
Energy	11.0
Producer Durables	10.8
Money Market Funds	9.5
Consumer Staples	7.9
Utilities	6.7
Materials & Processing	3.9
Futures Contracts	2.7
Foreign Common Stocks	0.4
U.S. Treasury Obligation	0.4

109.8

See Notes to Schedules of Investments.	69

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$375,621,384	$—
Foreign Common Stocks	1,419,863	—
Futures Contracts	—	146,305
Money Market Funds	36,890,470	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	1,464,760	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$415,396,477	$146,305

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

70	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Financial Services — 96.1%
American Campus Communities, Inc. REITΔ	9,000	$273,960
AvalonBay Communities, Inc. REITΔ	42,935	4,462,235
Boston Properties, Inc. REITΔ	77,192	6,416,199
Brandywine Realty Trust REITΔ	235,600	2,886,100
BRE Properties, Inc. REITΔ	96,850	4,019,275
Cogdell Spencer, Inc. REITΔ	142,950	903,444
Colonial Properties Trust REITΔ	147,300	2,384,787
CommonWealth REITΔ	90,900	2,327,040
Developers Diversified Realty Corporation REIT	215,450	2,417,349
Digital Realty Trust, Inc. REITΔ	106,950	6,598,815
Douglas Emmett, Inc. REITΔ	65,150	1,140,776
Equity Residential REITΔ	187,450	8,916,996
Extra Space Storage, Inc. REITΔ	208,250	3,340,330
Federal Realty Investors Trust REIT	4,050	330,723
First Industrial Realty Trust, Inc. REITΔ*	8,500	43,095
Glimcher Realty Trust REITΔ	190,150	1,169,423
HCP, Inc. REITΔ	122,600	4,411,148
Home Properties, Inc. REITΔ	58,300	3,084,070
Host Hotels & Resorts, Inc. REIT	465,140	6,735,227
Hudson Pacific Properties, Inc. REITΔ	24,600	402,702
Kimco Realty Corporation REITΔ	193,750	3,051,562
LTC Properties, Inc. REITΔ	52,100	1,329,592
Macerich Co. (The) REIT	89,400	3,839,730
Medical Properties Trust, Inc. REITΔ	92,800	940,992
Nationwide Health Properties, Inc. REITΔ	68,760	2,658,949
Pebblebrook Hotel Trust REITΔ*	58,800	1,058,988
Post Properties, Inc. REITΔ	111,500	3,113,080
ProLogis REITΔ	434,700	5,120,766
PS Business Parks, Inc. REITΔ	16,650	941,890
Public Storage REITΔ	68,780	6,674,411
Ramco-Gershenson Properties Trust REITΔ	99,350	1,064,039
Regency Centers Corporation REITΔ	110,750	4,371,303
Senior Housing Properties Trust REITΔ	188,585	4,431,748
Simon Property Group, Inc. REITΔ	178,650	16,568,001
SL Green Realty Corporation REITΔ	106,900	6,769,977
Strategic Hotels & Resorts, Inc. REITΔ*	281,600	1,193,984
Tanger Factory Outlet Centers REIT	3,300	155,562
Vornado Realty Trust REIT	42,306	3,618,432
Washington Real Estate Investment Trust REITΔ	103,500	3,284,055

		132,450,755

Healthcare — 0.5%
Sun Healthcare Group, Inc.Δ*	81,900	693,693

Total Common Stocks (Cost $109,588,666)		133,144,448

MONEY MARKET FUNDS — 30.7%
GuideStone Money Market Fund (GS4 Class)¥	3,639,786	3,639,786
Northern Institutional Liquid Assets Portfolio§	38,670,006	38,670,006

Total Money Market Funds (Cost $42,309,792)		42,309,792

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$545,000	544,911
0.21%, 11/18/10‡‡	5,000	4,999
0.22%, 11/18/10‡‡	10,000	9,999
0.23%, 11/18/10‡‡	200,000	199,967

Total U.S. Treasury Obligations (Cost $759,805)		759,876

TOTAL INVESTMENTS — 127.8% (Cost $152,658,263)		176,214,116
Liabilities in Excess of Other Assets — (27.8)%		(38,374,162)

NET ASSETS — 100.0%		$137,839,954

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	96.1
Money Market Funds	30.7
Futures Contracts	3.5
Healthcare	0.5
U.S. Treasury Obligations	0.5

131.3

See Notes to Schedules of Investments.	71

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$133,144,448	$—
Futures Contracts	—	197,013
Money Market Funds	42,309,792	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	759,876	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$176,214,116	$197,013

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

72	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.6%
Consumer Discretionary — 11.2%
Apollo Group, Inc. Class A*	62,500	$3,209,375
AutoZone, Inc.*	9,200	2,105,972
Best Buy Co., Inc.Δ	77,200	3,152,076
Carnival CorporationΔ	304,797	11,646,293
CBS Corporation Class BΔ	214,100	3,395,626
Coach, Inc.	78,700	3,380,952
Comcast Corporation Class A	626,181	11,321,353
Deckers Outdoor CorporationΔ*	51,000	2,547,960
DIRECTV Group, Inc. Class A*	91,600	3,813,308
eBay, Inc.*	33,910	827,404
Ford Motor Co.Δ*	104,000	1,272,960
Fossil, Inc.Δ*	34,900	1,877,271
Gannett Co., Inc.Δ	155,600	1,902,988
Gap, Inc. (The)	253,000	4,715,920
Home Depot, Inc.	492,700	15,608,736
IAC/InterActiveCorpΔ*	50,500	1,326,635
ITT Educational Services, Inc.Δ*	32,300	2,269,721
Johnson Controls, Inc.	1,865	56,883
Kohl’s Corporation*	3,771	198,656
Lennar Corporation Class AΔ	311,551	4,791,654
Lowe’s Cos., Inc.	16,296	363,238
McDonald’s Corporation	136,000	10,133,360
Netflix, Inc.Δ*	11,200	1,816,192
News Corporation	85,977	1,122,860
Omnicom Group, Inc.	2,835	111,926
PetSmart, Inc.Δ	45,200	1,582,000
Stanley Black & Decker, Inc.	155,100	9,504,528
Thomson Reuters CorporationΔ	12,034	451,636
Time Warner Cable, Inc.	16,871	910,865
Time Warner, Inc.Δ	481,734	14,765,147
Wal-Mart Stores, Inc.	80,051	4,284,330
Walt Disney Co. (The)	92,322	3,056,781

		127,524,606

Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	71,583	2,284,929
Coca-Cola Co. (The)	25,236	1,476,811
Colgate-Palmolive Co.Δ	20,503	1,575,861
CVS Caremark Corporation	253,611	7,981,138
General Mills, Inc.	12,772	466,689
Herbalife, Ltd.	49,100	2,963,185
Kellogg Co.	1,292	65,259
Kimberly-Clark CorporationΔ	109,390	7,115,819
Kraft Foods, Inc. Class A	337,062	10,401,733
Kroger Co. (The)	214,423	4,644,402
PepsiCo, Inc.	32,340	2,148,670
Procter & Gamble Co. (The)	286,060	17,155,018
Safeway, Inc.Δ	168,300	3,561,228
Sara Lee Corporation	178,200	2,393,226
Sysco Corporation	208,100	5,935,012
Tyson Foods, Inc. Class A	154,900	2,481,498
Walgreen Co.	4,121	138,054

		72,788,532

Energy — 11.3%
Anadarko Petroleum Corporation	109,296	6,235,337
Apache Corporation	17,188	1,680,299
Baker Hughes, Inc.	133,598	5,691,275
BP PLC ADRΔ	105,600	4,347,552
Chesapeake Energy Corporation	30,679	694,879
Chevron Corporation	369,982	29,987,041
ConocoPhillips	347,599	19,962,611
Devon Energy Corporation	109,401	7,082,621
Exxon Mobil Corporation	44,372	2,741,746
Hess Corporation	85,783	5,071,491
Marathon Oil Corporation	364,138	12,052,968
Murphy Oil Corporation	63,200	3,913,344
National Oilwell Varco, Inc.	19,834	882,018
Occidental Petroleum Corporation	160,995	12,605,908
Schlumberger, Ltd.	8,210	505,818
Spectra Energy Corporation	267,450	6,030,997
Sunoco, Inc.Δ	60,100	2,193,650
Valero Energy Corporation	347,900	6,091,729
Williams Cos., Inc. (The)	16,458	314,512

		128,085,796

Financial Services — 20.9%
Aflac, Inc.	37,659	1,947,347
Allstate Corporation (The)	254,275	8,022,376
American Express Co.	291,400	12,247,542
American Financial Group, Inc.	106,700	3,262,886
Ameriprise Financial, Inc.	186,200	8,812,846
Arch Capital Group, Ltd.*	34,900	2,924,620
Assurant, Inc.Δ	65,100	2,649,570
AXIS Capital Holdings, Ltd.	93,400	3,076,596
Bank of America Corporation	1,225,026	16,060,091
Bank of New York Mellon Corporation (The)	57,113	1,492,363
BB&T CorporationΔ	32,572	784,334
Berkshire Hathaway, Inc.Δ*	81,724	6,756,940
BlackRock, Inc.	1,037	176,549
BOK Financial Corporation	26,700	1,204,971
Capital One Financial Corporation	389,057	15,387,204
Chubb CorporationΔ	67,334	3,837,365
Citigroup, Inc.	1,986,699	7,748,126
CME Group, Inc.	7,508	1,955,459
Fifth Third BancorpΔ	102,000	1,227,060
Franklin Resources, Inc.	31,800	3,399,420
Goldman Sachs Group, Inc. (The)	24,328	3,517,342
Hudson City Bancorp, Inc.	224,500	2,752,370
Jones Lang LaSalle, Inc.Δ	38,700	3,338,649
JPMorgan Chase & Co.	975,052	37,120,230
Loews Corporation	15,077	571,418
MBIA, Inc.Δ*	283,900	2,853,195
MetLife, Inc.	21,136	812,679
Morgan Stanley	257,685	6,359,666
Northern Trust Corporation	6,942	334,882
NYSE Euronext	45,700	1,305,649
PNC Financial Services Group, Inc.	24,849	1,289,912
Prudential Financial, Inc.	21,743	1,178,036
Public Storage REIT	630	61,135
RenaissanceRe Holdings, Ltd.	51,600	3,093,936
SEI Investments Co.	53,400	1,086,156
Simon Property Group, Inc. REIT	4,293	398,133
SLM Corporation*	487,100	5,626,005
State Street CorporationΔ	264,572	9,963,781
T. Rowe Price Group, Inc.	57,700	2,888,750
Taubman Centers, Inc. REITΔ	59,100	2,636,451
Torchmark CorporationΔ	57,200	3,039,608

See Notes to Schedules of Investments.	73

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Travelers Cos., Inc. (The)	281,291	$14,655,261
Unum Group	64,900	1,437,535
US BancorpΔ	90,534	1,957,345
Wells Fargo & Co.	949,122	23,851,436
XL Group PLCΔ	148,400	3,214,344

		238,317,569

Healthcare — 13.8%
Abbott Laboratories	7,196	375,919
Aetna, Inc.Δ	108,804	3,439,294
AmerisourceBergen CorporationΔ	90,500	2,774,730
Amgen, Inc.*	139,270	7,675,170
Baxter International, Inc.	4,743	226,289
Biogen Idec, Inc.Δ*	78,578	4,409,797
Bristol-Myers Squibb Co.Δ	576,778	15,636,452
Cardinal Health, Inc.	212,313	7,014,822
Eli Lilly & Co.	36,923	1,348,797
Forest Laboratories, Inc.*	52,500	1,623,825
Genzyme Corporation*	3,048	215,768
Gilead Sciences, Inc.*	40,800	1,452,888
Health Net, Inc.*	105,800	2,876,702
Hologic, Inc.*	270,150	4,325,101
Humana, Inc.*	31,200	1,567,488
Johnson & Johnson	395,430	24,500,843
McKesson Corporation	7,340	453,465
Medtronic, Inc.	105,219	3,533,254
Merck & Co., Inc.	147,299	5,422,076
Pfizer, Inc.	1,455,836	24,996,704
Tenet Healthcare Corporation*	763,200	3,602,304
Thermo Fisher Scientific, Inc.*	19,549	936,006
UnitedHealth Group, Inc.	489,309	17,179,639
Watson Pharmaceuticals, Inc.Δ*	157,800	6,676,518
WellPoint, Inc.*	249,536	14,133,719
Zimmer Holdings, Inc.*	9,424	493,158

		156,890,728

Materials & Processing — 3.2%
Alcoa, Inc.Δ	407,864	4,939,233
Ashland, Inc.	25,100	1,224,127
Cabot CorporationΔ	51,800	1,687,126
Cytec Industries, Inc.Δ	29,200	1,646,296
Dow Chemical Co. (The)	54,413	1,494,181
Du Pont (E.I.) de Nemours & Co.Δ	245,487	10,953,630
Eastman Chemical Co.	42,600	3,152,400
Lubrizol Corporation	13,900	1,472,983
MeadWestvaco Corporation	199,000	4,851,620
Nucor CorporationΔ	8,555	326,801
United States Steel CorporationΔ	106,400	4,664,576

		36,412,973

Producer Durables — 10.0%
3M Co.	36,900	3,199,599
Boeing Co. (The)	6,862	456,598
CSX Corporation	43,629	2,413,556
Danaher Corporation	1,921	78,012
Deere & Co.	1,141	79,619
Emerson Electric Co.	154,700	8,146,502
FedEx Corporation	5,288	452,124
Gardner Denver, Inc.	28,700	1,540,616
General Dynamics Corporation	42,227	2,652,278
General Electric Co.	1,342,753	21,819,736
Honeywell International, Inc.	430,800	18,929,352
Illinois Tool Works, Inc.Δ	203,800	9,582,676
KBR, Inc.	98,000	2,414,720
L-3 Communications Holdings, Inc.	18,000	1,300,860
Lockheed Martin Corporation	35,648	2,540,989
Norfolk Southern Corporation	17,606	1,047,733
Northrop Grumman CorporationΔ	86,624	5,252,013
Oshkosh CorporationΔ*	79,800	2,194,500
Paychex, Inc.	108,500	2,982,665
Raytheon Co.	199,783	9,132,081
Ryder System, Inc.	31,600	1,351,532
Terex Corporation*	151,900	3,481,548
Textron, Inc.Δ	255,700	5,257,192
Union Pacific Corporation	38,627	3,159,689
United Technologies Corporation	3,841	273,594
Waste Management, Inc.Δ	125,374	4,480,867

		114,220,651

Technology — 7.9%
Activision Blizzard, Inc.	18,128	196,145
Applied Materials, Inc.	508,100	5,934,608
CA, Inc.	134,100	2,832,192
Corning, Inc.Δ	64,988	1,187,981
Dell, Inc.*	348,600	4,517,856
Harris CorporationΔ	3,100	137,299
Hewlett-Packard Co.	125,400	5,275,578
Ingram Micro, Inc. Class A*	81,400	1,372,404
Intel Corporation	617,857	11,881,390
International Business Machines Corporation	150,800	20,228,312
Microsoft Corporation	593,615	14,537,631
Motorola, Inc.*	752,512	6,418,927
Nokia Corporation ADRΔ	328,800	3,297,864
Symantec Corporation*	212,888	3,229,511
Texas Instruments, Inc.	168,584	4,575,370
Yahoo!, Inc.*	319,561	4,528,180

		90,151,248

Utilities — 9.9%
Alliant Energy Corporation	50,700	1,842,945
American Electric Power Co., Inc.	194,296	7,039,344
AT&T, Inc.	1,296,702	37,085,677
Constellation Energy Group, Inc.	42,700	1,376,648
Dominion Resources, Inc.	127,288	5,557,394
Duke Energy CorporationΔ	61,828	1,094,974
Edison International	111,500	3,834,485
Energen Corporation	29,300	1,339,596
Entergy CorporationΔ	120,840	9,247,885
Exelon Corporation	115,893	4,934,724
MetroPCS Communications, Inc.Δ*	248,900	2,603,494
Mirant Corporation*	189,100	1,883,436
NextEra Energy, Inc.	19,778	1,075,725
NRG Energy, Inc.Δ*	58,800	1,224,216
NV Energy, Inc.	208,000	2,735,200
PG&E Corporation	17,564	797,757
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	136,368	4,511,054
Southern Co.Δ	38,738	1,442,603

74	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sprint Nextel Corporation*	810,132	$3,750,911
Verizon Communications, Inc.	578,427	18,850,936

		112,230,213

Total Common Stocks (Cost $1,152,648,964)		1,076,622,316

FOREIGN COMMON STOCKS — 3.1%
Bermuda — 0.1%
Aspen Insurance Holdings, Ltd.Δ	48,200	1,459,496

Canada — 0.3%
Research In Motion, Ltd.Δ*	72,400	3,525,156

Peru — 0.3%
Credicorp, Ltd.	29,600	3,371,440

Singapore — 0.4%
Flextronics International, Ltd.*	669,938	4,046,425

Switzerland — 1.5%
Ace, Ltd.Δ	49,269	2,869,919
Tyco Electronics, Ltd.	263,975	7,713,350
Tyco International, Ltd.*	187,441	6,884,708

		17,467,977

United Kingdom — 0.5%
Ensco International PLCΔ	128,000	5,725,440

Total Foreign Common Stocks (Cost $36,665,323)		35,595,934

MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund (GS4 Class)¥	21,665,392	21,665,392
Northern Institutional Liquid Assets Portfolio§	97,448,900	97,448,900

Total Money Market Funds (Cost $119,114,292)		119,114,292

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$3,530,000	3,529,422
0.20%, 11/18/10‡‡	390,000	389,936
0.20%, 11/18/10‡‡	560,000	559,909

Total U.S. Treasury Obligations (Cost $4,478,804)		4,479,267

TOTAL INVESTMENTS — 108.6% (Cost $1,312,907,383)		1,235,811,809
Liabilities in Excess of Other Assets — (8.6)%		(98,065,725)

Net Assets — 100.0%		$1,137,746,084

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.9
Healthcare	13.8
Energy	11.3
Consumer Discretionary	11.2
Money Market Funds	10.5
Producer Durables	10.0
Utilities	9.9
Technology	7.9
Consumer Staples	6.4
Materials & Processing	3.2
Foreign Common Stocks	3.1
Futures Contracts	2.3
U.S. Treasury Obligations	0.4

110.9

See Notes to Schedules of Investments.	75

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$1,076,621,107	$—
Foreign Common Stocks	35,595,934	—
Futures Contracts		752,872
Money Market Funds	119,114,292	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	4,479,267	—
Level 3 — Significant Unobservable Inputs
Common Stocks	1,209	—

Total	$1,235,811,809	$752,872

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09 Common Stock	$1,209	$—
Accrued discounts/premiums Common Stock	—	—
Realized gain (loss) Common Stock	—	—
Changed in unrealized appreciation (depreciation) Common Stock	—	—
Purchases Common Stock	—	—
Sales Common Stock	—	—
Transfers in and/or out of Level 3 Common Stock	—	—

Balance, 09/30/10	$1,209	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

76	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Consumer Discretionary — 20.1%
Amazon.com, Inc.Δ*	316,326	$49,682,162
Avon Products, Inc.Δ	60,350	1,937,838
Bed Bath & Beyond, Inc.Δ*	121,300	5,265,633
Best Buy Co., Inc.	107,500	4,389,225
CBS Corporation Class B	104,700	1,660,542
Comcast Corporation Class AΔ	157,400	2,845,792
Costco Wholesale Corporation	71,120	4,586,529
Darden Restaurants, Inc.	40,740	1,742,857
DeVry, Inc.Δ	32,790	1,613,596
DIRECTV Group, Inc. Class A*	86,185	3,587,881
Dreamworks Animation SKG, Inc. Class AΔ*	28,990	925,071
Estee Lauder Cos., Inc. (The) Class AΔ	113,856	7,199,115
Ford Motor Co.Δ*	660,194	8,080,774
Home Depot, Inc.	164,300	5,205,024
Kohl’s Corporation*	174,260	9,180,017
Limited Brands, Inc.	114,740	3,072,737
Marriott International, Inc. Class AΔ	219,920	7,879,734
McDonald’s Corporation	200,364	14,929,122
NIKE, Inc. Class BΔ	297,194	23,817,127
Nordstrom, Inc.Δ	85,128	3,166,762
Priceline.com, Inc.*	42,564	14,826,744
Scripps Networks Interactive, Inc. Class A	54,720	2,603,578
Staples, Inc.	410,500	8,587,660
Starbucks Corporation	472,100	12,076,318
Starwood Hotels & Resorts Worldwide, Inc.Δ	135,700	7,131,035
Target Corporation	89,830	4,800,515
Tiffany & Co.Δ	152,129	7,148,542
TJX Cos., Inc.	107,175	4,783,220
Wal-Mart Stores, Inc.	46,450	2,486,004
Walt Disney Co. (The)	341,186	11,296,668
Whirlpool Corporation	35,724	2,892,215
Yum! Brands, Inc.	103,100	4,748,786

		244,148,823

Consumer Staples — 3.6%
Church & Dwight Co., Inc.Δ	52,690	3,421,688
Coca-Cola Co. (The)	216,550	12,672,506
Colgate-Palmolive Co.	14,520	1,116,007
J.M. Smucker Co. (The)	32,560	1,970,857
Mead Johnson Nutrition Co.	37,255	2,120,182
PepsiCo, Inc.	178,820	11,880,801
Procter & Gamble Co. (The)	96,100	5,763,117
Whole Foods Market, Inc.Δ*	120,400	4,468,044

		43,413,202

Energy — 7.3%
Anadarko Petroleum Corporation	118,049	6,734,695
Chevron Corporation	88,650	7,185,083
Concho Resources, Inc.*	28,300	1,872,611
Devon Energy Corporation	45,770	2,963,150
EOG Resources, Inc.	53,659	4,988,677
FMC Technologies, Inc.*	174,700	11,930,263
Halliburton Co.Δ	242,970	8,035,018
National Oilwell Varco, Inc.	331,200	14,728,464
Occidental Petroleum Corporation	73,420	5,748,786
PetroHawk Energy Corporation*	105,980	1,710,517
Schlumberger, Ltd.Δ	285,760	17,605,674
Walter Energy, Inc.Δ	34,170	2,777,679
Whiting Petroleum Corporation*	22,540	2,152,795

		88,433,412

Financial Services — 10.9%
American Express Co.	309,340	13,001,560
Ameriprise Financial, Inc.	62,590	2,962,385
Bank of America Corporation	213,790	2,802,787
Capital One Financial CorporationΔ	129,866	5,136,200
CME Group, Inc.	3,973	1,034,768
Comerica, Inc.	47,560	1,766,854
Discover Financial Services	62,930	1,049,672
Fifth Third BancorpΔ	266,700	3,208,401
Franklin Resources, Inc.	55,600	5,943,640
Goldman Sachs Group, Inc. (The)	60,376	8,729,162
IntercontinentalExchange, Inc.Δ*	142,000	14,870,240
JPMorgan Chase & Co.	233,720	8,897,721
Lincoln National Corporation	64,420	1,540,926
Mastercard, Inc. Class A	22,200	4,972,800
MetLife, Inc.	43,580	1,675,651
Schwab (Charles) Corporation (The)	611,400	8,498,460
State Street CorporationΔ	16,530	622,520
US BancorpΔ	307,656	6,651,523
Visa, Inc.Δ	376,740	27,976,712
Wells Fargo & Co.	455,919	11,457,245

		132,799,227

Healthcare — 9.9%
Abbott Laboratories	41,150	2,149,676
Alexion Pharmaceuticals, Inc.*	75,973	4,889,622
Allergan, Inc.	257,760	17,148,773
AmerisourceBergen Corporation	80,940	2,481,620
Amgen, Inc.Δ*	96,240	5,303,786
Bristol-Myers Squibb Co.	112,400	3,047,164
Celgene CorporationΔ*	205,090	11,815,235
Express Scripts, Inc.*	97,580	4,752,146
Genzyme Corporation*	159,100	11,262,689
Illumina, Inc.Δ*	276,818	13,619,446
Intuitive Surgical, Inc.Δ*	58,800	16,683,912
McKesson Corporation	24,070	1,487,045
Merck & Co., Inc.Δ	314,876	11,590,585
Perrigo Co.	6,430	412,935
ResMed, Inc.Δ*	38,380	1,259,248
Thermo Fisher Scientific, Inc.*	50,793	2,431,969
Varian Medical Systems, Inc.Δ*	147,400	8,917,700
Vertex Pharmaceuticals, Inc.*	27,220	940,995

		120,194,546

Materials & Processing — 6.1%
Air Products & Chemicals, Inc.	30,356	2,514,084
Albemarle Corporation	56,440	2,641,956
Allegheny Technologies, Inc.Δ	48,600	2,257,470
Dow Chemical Co. (The)	325,758	8,945,315
Du Pont (E.I.) de Nemours & Co.	38,170	1,703,145
FMC CorporationΔ	21,460	1,468,079

See Notes to Schedules of Investments.	77

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	53,050	$4,529,939
Monsanto Co.	143,058	6,856,770
Newmont Mining Corporation	73,100	4,591,411
Packaging Corporation of America	87,280	2,022,278
PPG Industries, Inc.	80,095	5,830,916
Praxair, Inc.	233,866	21,108,745
Precision Castparts Corporation	71,613	9,119,916

		73,590,024

Producer Durables — 11.1%
3M Co.	86,070	7,463,130
Agilent Technologies, Inc.*	35,623	1,188,740
AMETEK, Inc.	44,770	2,138,663
Boeing Co. (The)	56,700	3,772,818
Bucyrus International, Inc.Δ	57,120	3,961,272
C.H. Robinson Worldwide, Inc.	38,282	2,676,677
Caterpillar, Inc.Δ	78,600	6,184,248
CSX Corporation	128,660	7,117,471
Cummins, Inc.	132,072	11,963,082
Danaher Corporation	152,085	6,176,172
Deere & Co.	206,003	14,374,889
Eaton Corporation	44,081	3,636,242
Emerson Electric Co.	68,800	3,623,008
Expeditors International of Washington, Inc.Δ	123,410	5,705,244
FedEx Corporation	159,880	13,669,740
FLIR Systems, Inc.Δ*	154,500	3,970,650
General Dynamics Corporation	97,334	6,113,549
General Electric Co.	382,810	6,220,662
Manpower, Inc.Δ	29,640	1,547,208
PACCAR, Inc.	31,090	1,496,983
Trimble Navigation, Ltd.*	37,500	1,314,000
Union Pacific Corporation	154,982	12,677,528
W.W. Grainger, Inc.	62,700	7,468,197

		134,460,173

Technology — 22.8%
Adobe Systems, Inc.*	49,980	1,306,977
American Tower Corporation Class A*	237,241	12,160,974
Amphenol Corporation Class A	34,730	1,701,075
Apple, Inc.*	237,380	67,356,575
Autodesk, Inc.*	124,980	3,995,611
Broadcom Corporation Class AΔ	379,624	13,434,893
Cisco Systems, Inc.*	853,657	18,695,088
Citrix Systems, Inc.*	85,310	5,821,554
Cognizant Technology Solutions Corporation Class A*	105,751	6,817,767
Crown Castle International Corporation*	40,173	1,773,638
EMC Corporation*	470,367	9,553,154
Equinix, Inc.Δ*	26,900	2,753,215
F5 Networks, Inc.*	99,490	10,328,057
Google, Inc. Class A*	53,990	28,387,402
Intuit, Inc.*	54,000	2,365,740
Juniper Networks, Inc.*	134,250	4,074,487
Microsoft Corporation	368,130	9,015,504
NetApp, Inc.Δ*	167,064	8,318,117
Oracle Corporation	439,363	11,796,896
QUALCOMM, Inc.	528,500	23,845,920
Red Hat, Inc.*	71,100	2,915,100
Rovi Corporation*	7	353
Salesforce.com, Inc.Δ*	227,376	25,420,637
SanDisk CorporationΔ*	75,300	2,759,745
Teradata Corporation*	53,450	2,061,032

		276,659,511

Utilities — 0.4%
AES Corporation (The)*	431,630	4,899,001

Total Common Stocks (Cost $915,941,202)		1,118,597,919

FOREIGN COMMON STOCKS — 4.2%
Bermuda — 0.3%
Marvell Technology Group, Ltd.*	228,140	3,994,732

Canada — 0.4%
Potash Corporation of Saskatchewan, Inc.	25,600	3,687,424
Yamana Gold, Inc.Δ	148,560	1,693,584

		5,381,008

China — 0.9%
Baidu, Inc. ADR*	111,815	11,474,455

France — 0.2%
Total SA ADRΔ	43,770	2,258,532

Ireland — 0.3%
Shire PLC ADRΔ	54,430	3,662,051

Israel — 0.9%
Check Point Software Technologies, Ltd.*	142,810	5,273,973
Teva Pharmaceutical Industries, Ltd. ADR	101,820	5,371,005

		10,644,978

Netherlands — 0.5%
ASML Holding N.V.Δ	189,100	5,621,943

United Kingdom — 0.7%
BHP Billiton PLC ADRΔ	126,797	8,104,864

Total Foreign Common Stocks (Cost $39,272,440)		51,142,563

PREFERRED STOCK — 0.1%
Wells Fargo & Co.* (Cost $678,134)	35,400	967,482

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc. (Cost $74)	7,410	370

MONEY MARKET FUNDS — 17.8%
GuideStone Money Market Fund (GS4 Class)¥	44,935,793	44,935,793
Northern Institutional Liquid Assets Portfolio§	170,761,709	170,761,709

Total Money Market Funds (Cost $215,697,502)		215,697,502

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$5,570,000	5,569,089
0.22%, 11/18/10‡‡	2,100,000	2,099,656

Total U.S. Treasury Obligations (Cost $7,667,907)		7,668,745

78	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 114.9% (Cost $1,179,257,259)	$1,394,074,581
Liabilities in Excess of Other Assets — (14.9)%	(180,288,700)

NET ASSETS — 100.0%	$1,213,785,881

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	22.8
Consumer Discretionary	20.1
Money Market Funds	17.8
Producer Durables	11.1
Financial Services	10.9
Healthcare	9.9
Energy	7.3
Materials & Processing	6.1
Foreign Common Stocks	4.2
Consumer Staples	3.6
Futures Contracts	3.5
U.S. Treasury Obligations	0.6
Utilities	0.4
Preferred Stock	0.1
Right/Warrant	—	**

	118.4

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$1,118,597,919	$—
Foreign Common Stocks	51,142,563	—
Futures Contracts	—	868,109
Money Market Funds	215,697,502	—
Preferred Stock	967,482	—
Right/Warrant	370	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	7,668,745	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,394,074,581	$868,109

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	79

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 83.0%
Consumer Discretionary — 11.4%
Aaron’s, Inc.Δ	93,000	$1,715,850
Aeropostale, Inc.*	41,300	960,225
American Public Education, Inc.Δ*	45,900	1,508,274
AnnTaylor Stores CorporationΔ*	52,300	1,058,552
Arbitron, Inc.Δ	37,800	1,057,266
Buffalo Wild Wings, Inc.Δ*	30,500	1,460,645
Cabela’s, Inc.Δ*	16,650	316,017
Capella Education Co.Δ*	8,000	620,960
Career Education CorporationΔ*	44,700	959,709
CEC Entertainment, Inc.Δ*	16,100	552,713
Cheesecake Factory, Inc. (The)Δ*	15,400	407,638
Citi Trends, Inc.Δ*	33,900	820,719
comScore, Inc.*	13,600	319,872
Cott CorporationΔ*	77,000	604,450
CROCS, Inc.Δ*	38,200	496,982
Deckers Outdoor Corporation*	57,600	2,877,696
DG Fastchannel, Inc.Δ*	30,500	663,375
Domino’s Pizza, Inc.Δ*	46,600	616,052
DSW, Inc.Δ*	14,100	404,670
Elizabeth Arden, Inc.Δ*	22,400	447,776
Federal-Mogul CorporationΔ*	30,900	584,319
Finish Line, Inc. (The)Δ	67,500	938,925
Fossil, Inc.*	21,500	1,156,485
Guess ?, Inc.	35,200	1,430,176
Home Inns & Hotels Management, Inc. ADRΔ*	10,800	533,952
IAC/InterActiveCorp*	23,600	619,972
Iconix Brand Group, Inc.Δ*	41,900	733,250
Inter Parfums, Inc.Δ	31,000	545,290
ITT Educational Services, Inc.Δ*	19,600	1,377,292
Jo-Ann Stores, Inc.Δ*	6,300	280,665
John Wiley & Sons, Inc.	28,500	1,164,510
Jos. A. Bank Clothiers, Inc.Δ*	16,100	686,021
Kirkland’s, Inc.Δ*	60,900	844,074
Life Time Fitness, Inc.Δ*	16,850	665,069
Lincoln Educational Services CorporationΔ*	57,500	828,575
Monro Muffler Brake, Inc.Δ	34,600	1,595,406
Nu Skin Enterprises, Inc. Class AΔ	19,000	547,200
Pacific Sunwear of California*	51,286	268,226
Papa John’s International, Inc.Δ*	21,000	553,980
PetSmart, Inc.	33,800	1,183,000
Polaris Industries, Inc.Δ	30,810	2,005,731
RC2 Corporation*	8,800	184,360
Revlon, Inc. Class AΔ*	43,000	542,660
Select Comfort CorporationΔ*	105,400	714,612
Sotheby’s Holdings Class AΔ	12,500	460,250
Steven Madden, Ltd.Δ*	27,306	1,121,184
Superior Industries International, Inc.Δ	55,300	955,584
Talbots, Inc.*	22,000	288,200
Tempur-Pedic International, Inc.*	16,824	521,544
Timberland Co. (The)Δ*	54,500	1,079,645
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	34,268	1,000,626
United Online, Inc.	107,400	614,328
ValueClick, Inc.Δ*	57,700	754,716
Vitamin Shoppe, Inc.Δ*	51,200	1,405,440
WABCO Holdings, Inc.*	49,600	2,080,224
World Fuel Services CorporationΔ	42,000	1,092,420
Zumiez, Inc.Δ*	20,737	438,795

		49,666,147

Consumer Staples — 2.7%
Children’s Place Retail Stores, Inc.*	39,750	1,938,608
Diamond Foods, Inc.Δ	23,850	977,611
Green Mountain Coffee Roasters, Inc.Δ*	30,563	953,260
Hansen Natural Corporation*	20,100	937,062
Herbalife, Ltd.	32,500	1,961,375
J & J Snack Foods CorporationΔ	21,052	882,710
M&F Worldwide CorporationΔ*	20,000	487,000
Nash Finch Co.Δ	30,700	1,305,978
Pantry, Inc.*	46,100	1,111,471
Peet’s Coffee & Tea, Inc.Δ*	2,787	95,399
United Natural Foods, Inc.Δ*	38,700	1,282,518

		11,932,992

Energy — 5.3%
Atlas Energy, Inc.Δ*	22,900	655,856
Brigham Exploration Co.*	52,226	979,238
Cal Dive International, Inc.*	52,700	288,269
Carrizo Oil & Gas, Inc.Δ*	26,300	629,622
Clayton Williams Energy, Inc.Δ*	15,500	784,145
Complete Production Services, Inc.*	81,200	1,660,540
Comstock Resources, Inc.*	34,200	769,158
Concho Resources, Inc.*	11,300	747,721
Dril-Quip, Inc.*	13,900	863,329
EXCO Resources, Inc.	108,800	1,617,856
Exterran Holdings, Inc.Δ*	23,500	533,685
GT Solar International, Inc.Δ*	103,400	865,458
Gulf Island Fabrication, Inc.Δ	10,100	183,820
Holly CorporationΔ	36,200	1,040,750
Key Energy Services, Inc.Δ*	66,900	636,219
Kodiak Oil & Gas CorporationΔ*	98,000	332,220
Newpark Resources, Inc.*	50,500	424,200
Oasis Petroleum, Inc.*	72,046	1,395,531
Oil States International, Inc.*	24,700	1,149,785
Patterson-UTI Energy, Inc.Δ	93,100	1,590,148
Rosetta Resources, Inc.*	10,700	251,343
Sunoco, Inc.	24,000	876,000
Superior Energy Services, Inc.*	32,400	864,756
T-3 Energy Services, Inc.Δ*	19,549	511,206
Tetra Technologies, Inc.*	54,700	557,940
Vaalco Energy, Inc.Δ*	114,400	656,656
W&T Offshore, Inc.Δ	109,900	1,164,940
Whiting Petroleum Corporation*	12,761	1,218,803

		23,249,194

Financial Services — 17.9%
American Equity Investment Life Holding Co.Δ	80,200	821,248
American Financial Group, Inc.	50,500	1,544,290
AMERISAFE, Inc.*	31,518	591,908

80	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Amtrust Financial Services, Inc.Δ	48,700	$707,124
Apartment Investment & Management Co. Class A REITΔ	64,800	1,385,424
Argo Group International Holdings, Ltd.	27,752	964,104
Artio Global Investors, Inc.	28,800	440,640
Ashford Hospitality Trust, Inc. REIT*	110,300	998,215
Assurant, Inc.	35,100	1,428,570
Astoria Financial CorporationΔ	90,700	1,236,241
AXIS Capital Holdings, Ltd.	49,000	1,614,060
Bank of Hawaii Corporation	29,500	1,325,140
BOK Financial Corporation	11,300	509,969
Calamos Asset Management, Inc.Δ	8,100	93,150
Cash America International, Inc.Δ	29,400	1,029,000
CBL & Associates Properties, Inc. REITΔ	99,700	1,302,082
Cohen & Steers, Inc.Δ	10,900	236,530
Columbia Banking System, Inc.Δ	43,300	850,845
Commerce Bancshares, Inc.	27,600	1,037,484
Community Bank System, Inc.Δ	31,300	720,213
Compass Diversified Holdings	56,600	914,656
CVB Financial CorporationΔ	90,600	680,406
Deluxe CorporationΔ	28,600	547,118
DiamondRock Hospitality Co. REIT*	58,300	553,267
Dime Community BancsharesΔ	67,000	927,950
DST Systems, Inc.	24,100	1,080,644
Duff & Phelps Corporation	52,900	712,563
Endurance Specialty Holdings, Ltd.Δ	14,800	589,040
Euronet Worldwide, Inc.Δ*	41,600	748,384
Evercore Partners, Inc. Class AΔ	33,800	967,018
Everest Re Group, Ltd.	7,300	631,231
ExlService Holdings, Inc.*	29,400	571,830
EZCORP, Inc. Class AΔ*	55,100	1,104,204
Federal Realty Investors Trust REIT	6,900	563,454
First Cash Financial Services, Inc.Δ*	25,000	693,750
First Citizens BancShares, Inc. Cl A	6,600	1,222,782
First Commonwealth Financial CorporationΔ	116,900	637,105
First Financial BancorpΔ	37,400	623,832
FPIC Insurance Group, Inc.Δ*	17,250	605,303
Global Payments, Inc.	50,000	2,144,500
Hanover Insurance Group, Inc.	12,700	596,900
Home Bancshares, Inc.Δ	34,140	693,725
Hospitality Properties Trust REITΔ	48,000	1,071,840
IBERIABANK Corporation	40,700	2,034,186
Infinity Property & Casualty CorporationΔ	24,600	1,199,742
International Bancshares CorporationΔ	52,200	881,658
Jack Henry & Associates, Inc.Δ	48,800	1,244,400
Jones Lang LaSalle, Inc.	31,900	2,752,013
LaSalle Hotel Properties REITΔ	26,300	615,157
Life Partners Holdings, Inc.Δ	26,900	511,907
NASDAQ OMX Group, Inc. (The)*	27,100	526,553
National American University Holdings, Inc.	55,700	374,304
National Financial Partners CorporationΔ*	56,200	712,054
National Health Investors, Inc. REITΔ	30,600	1,348,236
NBH Holdings Corporation+@	30,300	590,850
Nelnet, Inc. Class A	25,200	576,576
Net 1 UEPS Technologies, Inc.*	72,100	833,476
NewAlliance Bancshares, Inc.	105,500	1,331,410
Ocwen Financial CorporationΔ*	110,700	1,122,498
optionsXpress Holdings, Inc.Δ*	98,290	1,509,734
Pacwest BancorpΔ	47,100	897,726
Platinum Underwriters Holdings, Ltd.Δ	32,500	1,414,400
Provident Financial Services, Inc.Δ	86,000	1,062,960
PS Business Parks, Inc. REITΔ	11,400	644,898
Raymond James Financial, Inc.	22,700	574,991
Realty Income Corporation REITΔ	22,800	768,816
RenaissanceRe Holdings, Ltd.	26,300	1,576,948
Republic Bancorp, Inc. Class AΔ	27,600	583,188
RLI CorporationΔ	15,300	866,286
Safety Insurance Group, Inc.Δ	41,500	1,743,830
SCBT Financial CorporationΔ	19,100	595,729
SEI Investments Co.	29,500	600,030
Signature BankΔ*	15,950	619,498
StanCorp Financial Group, Inc.	41,000	1,558,000
Taubman Centers, Inc. REITΔ	35,300	1,574,733
Torchmark Corporation	12,900	685,506
Tower Group, Inc.Δ	48,600	1,134,810
Unitrin, Inc.	21,800	531,702
Washington Banking Co.Δ	17,700	245,322
Webster Financial CorporationΔ	66,900	1,174,764
Wintrust Financial CorporationΔ	33,800	1,095,458
World Acceptance CorporationΔ*	25,400	1,121,664
Wright Express Corporation*	40,100	1,431,971

		78,385,723

Healthcare — 9.8%
Align Technology, Inc.Δ*	75,450	1,477,311
Alimera Sciences, Inc.Δ*	32,000	306,240
AMERIGROUP Corporation*	36,100	1,533,167
Auxilium Pharmaceuticals, Inc.Δ*	17,800	441,084
BioMarin Pharmaceuticals, Inc.Δ*	36,300	811,305
Bio-Rad Laboratories, Inc. Class A*	16,000	1,448,160
Brookdale Senior Living, Inc.Δ*	51,400	838,334
Catalyst Health Solutions, Inc.Δ*	45,800	1,612,618
Centene Corporation*	52,400	1,236,116
Cephalon, Inc.*	10,400	649,376
Conventry Health Care, Inc.*	26,600	572,698
Cooper Cos., Inc.	48,100	2,223,182
DexCom, Inc.*	17,030	225,137
Dionex CorporationΔ*	12,500	1,080,500
Emergency Medical Services Corporation Class A*	25,950	1,381,837

See Notes to Schedules of Investments.	81

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Five Star Quality Care, Inc.+	2,086	$—
Haemonetics CorporationΔ*	18,500	1,082,805
Health Net, Inc.*	62,900	1,710,251
Healthspring, Inc.Δ*	53,031	1,370,321
Hill-Rom Holdings, Inc.	30,500	1,094,645
ICON PLC ADR*	89,300	1,930,666
ICU Medical, Inc.*	15,300	570,537
Incyte Corporation, Ltd.*	49,700	794,703
IPC The Hospitalist Co., Inc.Δ*	26,200	715,784
Kindred Healthcare, Inc.*	23,700	308,574
LifePoint Hospitals, Inc.*	31,700	1,111,402
Magellan Health Services, Inc.*	46,700	2,206,108
Map Pharmaceuticals, Inc.Δ*	14,762	225,859
Masimo CorporationΔ	27,000	737,370
MedAssets, Inc.Δ*	42,300	889,992
Mednax, Inc.*	15,000	799,500
Momenta Pharmaceuticals, Inc.Δ*	14,000	210,700
NetSuite, Inc.Δ*	17,000	400,690
PDL BioPharma, Inc.	106,200	558,612
PerkinElmer, Inc.	56,200	1,300,468
PSS World Medical, Inc.Δ*	49,900	1,066,862
Salix Pharmaceuticals, Ltd.Δ*	21,000	834,120
Sirona Dental Systems, Inc.Δ*	31,589	1,138,467
SXC Health Solutions Corporation*	12,000	437,640
Techne CorporationΔ	17,900	1,104,967
United Therapeutics CorporationΔ*	19,200	1,075,392
Universal American CorporationΔ	72,500	1,069,375
Volcano CorporationΔ*	61,500	1,597,770
WebMD Health CorporationΔ*	14,300	713,141

		42,893,786

Materials & Processing — 6.6%
Albany International Corporation Class AΔ	54,700	1,034,924
Allied Nevada Gold CorporationΔ*	25,750	682,375
AptarGroup, Inc.	16,000	730,720
Ashland, Inc.	12,100	590,117
Beacon Roofing Supply, Inc.Δ*	21,300	310,341
Belden, Inc.	26,100	688,518
Boise, Inc.Δ*	102,200	663,278
Buckeye Technologies, Inc.	61,600	906,136
Cabot Corporation	45,900	1,494,963
Cellu Tissue Holdings, Inc.Δ*	38,500	459,305
CLARCOR, Inc.Δ	46,900	1,811,747
Commercial Metals Co.Δ	28,400	411,516
Corn Products International, Inc.	17,700	663,750
Domtar CorporationΔ	9,500	613,510
DryShips, Inc.Δ*	128,400	617,604
DXP Enterprises, Inc.*	24,400	463,112
Eastman Chemical Co.	12,300	910,200
Energizer Holdings, Inc.*	9,300	625,239
Ferro CorporationΔ	130,000	1,675,700
Hexcel CorporationΔ*	45,800	814,782
Huntsman Corporation	41,400	478,584
Innophos Holdings, Inc.Δ	26,200	867,220
Interline Brands, Inc.Δ*	54,500	983,180
Kraton Performance Polymers, Inc.Δ*	55,200	1,498,680
Layne Christensen Co.Δ*	21,300	551,457
Metals USA Holdings CorporationΔ*	22,000	285,560
Minerals Technologies, Inc.Δ	18,600	1,095,912
Noranda Aluminium Holding CorporationΔ*	41,500	341,130
OM Group, Inc.*	25,800	777,096
RBC Bearings, Inc.Δ*	14,000	475,720
Reliance Steel & Aluminum Co.	26,000	1,079,780
Rogers CorporationΔ*	3,300	103,884
RTI International Metals, Inc.*	9,200	281,704
Schnitzer Steel Industries, Inc. Class AΔ	15,900	767,652
Steel Dynamics, Inc.	47,500	670,225
Under Armour, Inc. Class AΔ*	8,900	400,856
Watsco, Inc.Δ	29,700	1,653,696
Westlake Chemical Corporation	8,800	263,384

		28,743,557

Producer Durables — 12.2%
A.O. Smith Corporation	28,098	1,626,593
Advisory Board Co. (The)Δ*	23,100	1,019,865
Alaska Air Group, Inc.Δ*	12,100	617,463
Allegiant Travel Co.Δ	21,000	888,720
Alliant Techsystems, Inc.*	8,500	640,900
Applied Industrial Technologies, Inc.Δ	42,700	1,306,620
B/E Aerospace*	29,700	900,207
Briggs & Stratton CorporationΔ	43,600	828,836
Clean Harbors, Inc.Δ*	18,700	1,266,925
Cognex Corporation	10,300	276,246
Columbus McKinnon CorporationΔ*	53,300	884,247
CoStar Group, Inc.Δ*	26,100	1,271,331
Curtiss-Wright CorporationΔ	28,900	875,670
Darling International, Inc.Δ*	40,900	348,468
EMCOR Group, Inc.*	47,400	1,165,566
EnPro Industries, Inc.Δ*	33,300	1,041,624
FARO Technologies, Inc.Δ*	58,100	1,267,161
Gardner Denver, Inc.	15,900	853,512
Genco Shipping & Trading, Ltd.Δ*	34,900	556,306
Generac Holdings, Inc.Δ*	60,400	823,856
General Cable CorporationΔ*	8,700	235,944
Genesee & Wyoming, Inc. Class AΔ*	59,350	2,575,197
Graco, Inc.Δ	13,800	437,874
Healthcare Services Group, Inc.Δ	29,700	676,863
HEICO Corporation Class AΔ	41,750	1,721,796
Herman Miller, Inc.Δ	64,300	1,265,424
IDEX Corporation	28,911	1,026,630
KBR, Inc.	66,200	1,631,168
Kennametal, Inc.	26,800	828,924
Kforce, Inc.Δ*	157,283	2,157,923
Knight Transportation, Inc.Δ	66,400	1,283,512
McGrath RentCorpΔ	32,100	768,795
Middleby CorporationΔ*	10,000	633,900
Mobile Mini, Inc.Δ*	15,300	234,702
Moog, Inc. Class A*	24,100	855,791
NACCO Industries, Inc. Class A	6,800	594,252
Old Dominion Freight Line, Inc.*	24,000	610,080
On Assignment, Inc.*	108,000	567,000
Orbital Sciences Corporation*	68,000	1,040,400
Oshkosh Corporation*	34,200	940,500

82	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Polypore International, Inc.Δ*	23,750	$716,300
Regal-Beloit Corporation	22,900	1,344,001
Resources Connection, Inc.Δ	60,800	836,608
Robert Half International, Inc.Δ	59,200	1,539,200
Rush Enterprises, Inc. Class AΔ*	12,421	190,538
Ryder System, Inc.	27,800	1,189,006
Standard Parking CorporationΔ*	40,800	697,680
Steelcase, Inc. Class AΔ	186,900	1,556,877
SYKES Enterprises, Inc.Δ*	90,500	1,228,990
Thomas & Betts Corporation*	29,800	1,222,396
Toro Co.	19,300	1,085,239
TransDigm Group, Inc.Δ	32,800	2,035,240
Tutor Perini CorporationΔ*	27,400	550,466
Zebra Technologies Corporation Class A*	21,900	736,716

		53,476,048

Technology — 12.5%
Acme Packet, Inc.Δ*	24,091	914,013
Acxiom CorporationΔ*	75,300	1,194,258
Amkor Technology, Inc.Δ*	113,700	747,009
Anixter International, Inc.Δ*	12,600	680,274
Arrow Electronics, Inc.*	59,000	1,577,070
Aruba Networks, Inc.Δ*	41,150	878,141
Atheros Communications, Inc.*	36,800	969,680
Blackboard, Inc.Δ*	34,400	1,239,776
Bottomline Technologies, Inc.Δ*	75,200	1,155,072
BroadSoft, Inc.*	26,900	232,954
Cadence Design Systems, Inc.Δ*	96,200	734,006
Cavium Networks, Inc.Δ*	13,800	396,888
CommVault Systems, Inc.*	30,000	780,900
CSG Systems International, Inc.Δ*	37,700	687,271
Cymer, Inc.Δ*	28,200	1,045,656
DigitalGlobe, Inc.Δ*	21,000	638,400
EarthLink, Inc.Δ	86,800	789,012
Entropic Communications, Inc.Δ*	73,245	703,152
EPIQ Systems, Inc.Δ	45,500	557,830
F5 Networks, Inc.*	4,031	418,458
Finisar CorporationΔ*	22,900	430,291
GeoEye, Inc.Δ*	13,750	556,600
Hittite Microwave CorporationΔ*	19,600	933,940
iGate CorporationΔ	23,300	422,662
Informatica CorporationΔ*	25,100	964,091
Ingram Micro, Inc. Class A*	75,600	1,274,616
Insight Enterprises, Inc.Δ*	46,400	725,696
Intersil Corporation Class A	34,400	402,136
Isilon Systems, Inc.Δ*	10,600	236,168
LivePerson, Inc.Δ*	23,650	198,660
LogMeIn, Inc.Δ*	20,000	719,600
Mantech International Corporation Class AΔ*	15,700	621,720
MercadoLibre, Inc.Δ*	7,700	555,786
Monotype Imaging Holdings, Inc.*	48,900	447,435
Netezza CorporationΔ*	55,800	1,503,810
Netlogic Microsystems, Inc.*	68,368	1,885,589
Omnivision Technologies, Inc.Δ*	24,650	567,936
OpenTable, Inc.Δ*	4,200	285,936
OSI Systems, Inc.*	11,800	428,576
Plantronics, Inc.Δ	19,400	655,332
Plexus CorporationΔ*	14,700	431,445
Power Intergrations, Inc.Δ	63,900	2,031,381
Radiant Systems, Inc.*	34,700	593,370
RealD, Inc.Δ*	28,000	517,720
Rovi Corporation*	23,400	1,179,594
Rudolph Technologies, Inc.Δ*	39,200	325,752
Sapient Corporation	31,600	378,252
SBA Communications Corporation Class AΔ*	22,600	910,780
Scansource, Inc.Δ*	46,200	1,281,588
Semtech CorporationΔ*	82,067	1,656,933
Silicon Laboratories, Inc.Δ*	14,600	535,090
Solera Holdings, Inc.Δ	61,500	2,715,840
SRA International, Inc. Class AΔ*	62,900	1,240,388
Stratasys, Inc.Δ*	47,392	1,313,706
SuccessFactors, Inc.Δ*	43,000	1,079,730
Tech Data Corporation*	14,600	588,380
Ultimate Software Group, Inc.Δ*	46,500	1,796,760
Universal Display CorporationΔ*	23,965	563,178
Varian Semiconductor Equipment Associates, Inc.*	33,325	959,093
Veeco Instruments, Inc.Δ*	17,091	595,963
VeriFone Holdings, Inc.*	46,501	1,444,786
Viasat, Inc.Δ*	28,000	1,151,080
Vishay Intertechnology, Inc.*	137,100	1,327,128

		54,774,337

Utilities — 4.6%
Alliant Energy Corporation	50,300	1,828,405
American Water Works Co., Inc.	24,800	577,096
El Paso Electric Co.Δ*	56,300	1,338,814
Energen Corporation	28,900	1,321,308
General Communication, Inc. Class AΔ*	75,000	747,750
Great Plains Energy, Inc.Δ	71,700	1,355,130
IDACORP, Inc.Δ	30,800	1,106,336
j2 Global Communications, Inc.Δ*	46,900	1,115,751
Laclede Group, Inc. (The)Δ	6,300	216,846
MetroPCS Communications, Inc.Δ*	57,700	603,542
Mirant Corporation*	111,700	1,112,532
NorthWestern CorporationΔ	18,500	527,250
NTELOS Holdings CorporationΔ	50,000	846,000
NV Energy, Inc.	117,000	1,538,550
Oclaro, Inc.Δ*	22,650	362,627
OGE Energy Corporation	45,200	1,802,124
PNM Resources, Inc.Δ	43,600	496,604
Portland General Electric Co.Δ	51,600	1,046,448
TECO Energy, Inc.	34,600	599,272
Telephone & Data Systems, Inc.	32,000	1,049,600
USA Mobility, Inc.Δ	37,300	597,919

		20,189,904

Total Common Stocks (Cost $317,997,963)		363,311,688

FOREIGN COMMON STOCKS — 1.6%
Bermuda — 1.0%
Aspen Insurance Holdings, Ltd.	49,500	1,498,860
Frontline, Ltd.Δ	17,700	503,211

See Notes to Schedules of Investments.	83

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Knightsbridge Tankers, Ltd.Δ	51,800	$979,020
Montpelier Re Holdings, Ltd.	70,000	1,212,400

		4,193,491

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	57,200	919,776

Canada — 0.1%
Westport Innovations, Inc.*	16,191	284,962

Netherlands — 0.3%
AerCap Holdings NV*	94,545	1,118,467
ASM International NVΔ*	14,950	380,328

		1,498,795

Total Foreign Common Stocks (Cost $7,247,878)		6,897,024

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	2,306
Federal National Mortgage Association	3,750	1,634

Total Preferred Stocks (Cost $227,515)		3,940

MONEY MARKET FUNDS — 46.8%
GuideStone Money Market Fund (GS4 Class)¥	22,867,173	22,867,173
Northern Institutional Liquid Assets Portfolio§	181,904,627	181,904,627

Total Money Market Funds (Cost $204,771,800)		204,771,800

	Par
AGENCY OBLIGATIONS — 2.3%
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	$250,000	281,676
Federal Home Loan Bank
1.50%, 01/16/13	50,000	51,002
Federal Home Loan Mortgage Corporation
0.15%, 01/24/11	4,434,000	4,432,018
Federal National Mortgage Association
0.18%, 04/26/11	1,500,000	1,498,534
0.19%, 05/09/11‡‡	2,860,000	2,856,854
1.25%, 06/22/12	150,000	151,994
5.25%, 08/01/12	110,000	118,720
5.00%, 02/13/17	230,000	270,379
4.66%, 10/09/19Ω	90,000	59,546
6.25%, 05/15/29	110,000	144,229
7.13%, 01/15/30	100,000	143,464
Tennessee Valley Authority
5.25%, 09/15/39	50,000	58,262
4.63%, 09/15/60	80,000	83,757

Total Agency Obligations (Cost $10,038,847)		10,150,435

ASSET-BACKED SECURITIES — 0.4%
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	100,000	106,465
Bear Stearns Asset-Backed Securities Trust
0.71%, 10/27/32†	17,964	14,331
0.71%, 12/25/33†	214,922	184,622
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	93,999
EMC Mortgage Loan Trust
0.91%, 02/25/41 144A†	64,455	53,357
GSAA Trust
0.53%, 07/25/37†	200,000	119,712
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	97,292
KeyCorporation Student Loan Trust
0.76%, 10/25/32†	65,597	63,859
Lehman XS Trust
0.56%, 11/25/35†	230,159	162,008
0.56%, 12/25/35†	115,600	37,429
0.38%, 06/25/37†	155,673	90,754
0.52%, 02/25/46†	247,012	146,442
0.33%, 08/25/46†	24,107	23,727
MASTR Specialized Loan Trust
0.61%, 05/25/37 144A†	222,222	109,528
Nelnet Student Loan Trust
1.98%, 04/25/24†	80,000	82,461
Northstar Education Finance, Inc.
1.76%, 01/29/46†	100,000	84,783
Option One Mortgage Loan Trust
1.06%, 11/25/32†	22,344	18,666
Renaissance Home Equity Loan Trust
1.12%, 06/25/33†	19,600	17,346
Securitized Asset-Backed Receivables LLC Trust
0.49%, 02/25/37†	224,640	107,058
SLM Student Loan Trust
0.72%, 09/16/24†	100,000	92,480
1.04%, 03/15/33 144A†	100,000	98,793
Student Loan Consolidation Center
1.69%, 07/01/42 144A†	100,000	91,500

Total Asset-Backed Securities (Cost $2,473,520)		1,896,612

CORPORATE BONDS — 2.6%
AES Corporation
7.75%, 10/15/15Δ	30,000	32,250
8.00%, 06/01/20Δ	190,000	207,100
American Express Co.
8.13%, 05/20/19	100,000	129,352
6.80%, 09/01/66†Δ	140,000	141,050
American International Group, Inc.
5.85%, 01/16/18	190,000	197,600
Anadarko Petroleum Corporation
6.45%, 09/15/36	190,000	190,826
Apache Corporation
5.63%, 01/15/17	110,000	127,357
AT&T, Inc.
5.50%, 02/01/18	90,000	104,547
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	7,262
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	76,695

84	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of America Corporation
7.40%, 01/15/11Δ	$60,000	$61,098
5.42%, 03/15/17Δ	60,000	61,529
5.75%, 12/01/17	190,000	203,438
7.63%, 06/01/19	20,000	23,756
8.00%, 12/29/49Δ	60,000	61,978
Bear Stearns Cos. LLC
7.25%, 02/01/18	140,000	170,789
Boeing Capital Corporation
4.70%, 10/27/19	40,000	44,758
Boeing Co.
4.88%, 02/15/20Δ	60,000	68,673
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	125,963
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	81,826
Citigroup, Inc.
6.50%, 08/19/13	140,000	154,784
6.00%, 12/13/13Δ	110,000	120,690
6.38%, 08/12/14	30,000	33,343
5.00%, 09/15/14	160,000	166,331
5.50%, 10/15/14	60,000	65,163
6.88%, 03/05/38	130,000	145,675
Comcast Corporation
6.50%, 01/15/17	130,000	154,852
5.15%, 03/01/20Δ	100,000	109,495
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	31,950
ConocoPhillips Holding Co.
6.95%, 04/15/29	120,000	154,641
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	53,878
COX Communications, Inc.
5.45%, 12/15/14	40,000	45,292
CVS Caremark Corporation
6.60%, 03/15/19Δ	80,000	97,243
CVS Pass-Through Trust
6.94%, 01/10/30	84,941	95,928
DaVita, Inc.
6.63%, 03/15/13	18,000	18,382
Devon Financing Corporation
6.88%, 09/30/11	150,000	158,726
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	130,891
Dr Pepper Snapple Group, Inc.
6.82%, 05/01/18	100,000	123,914
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	142,219
Energy Future Holdings Corporation
11.25%, 11/01/17 PIKΔ	113,508	54,768
6.50%, 11/15/24	20,000	7,750
6.55%, 11/15/34	10,000	3,850
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	270,000	269,302
Energy Transfer Partners LP
9.00%, 04/15/19	70,000	89,836
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	196,359
FirstEnergy Corporation
7.38%, 11/15/31	150,000	163,433
Ford Motor Credit Co., LLC
12.00%, 05/15/15Δ	140,000	176,488
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	162,061
General Electric Capital Corporation
6.00%, 08/07/19	260,000	293,058
5.50%, 01/08/20	100,000	109,591
6.38%, 11/15/67	130,000	130,488
GMAC, Inc.
6.63%, 05/15/12Δ	348,000	363,660
1.75%, 10/30/12	100,000	102,368
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	8,537
Goldman Sachs Group, Inc.
6.60%, 01/15/12Δ	10,000	10,661
5.30%, 02/14/12Δ	10,000	10,521
3.63%, 08/01/12	20,000	20,826
5.45%, 11/01/12Δ	20,000	21,580
4.75%, 07/15/13	10,000	10,743
5.25%, 10/15/13	20,000	21,753
5.95%, 01/18/18	100,000	109,997
5.38%, 03/15/20	60,000	63,358
6.00%, 06/15/20	40,000	44,077
HCA, Inc.
9.63%, 11/15/16 PIK	52,593	57,195
Hess Corporation
8.13%, 02/15/19	100,000	131,693
7.30%, 08/15/31	120,000	148,058
Humana, Inc.
7.20%, 06/15/18	60,000	69,565
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	32,325
6.75%, 09/01/16 144A	150,000	161,250
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	226,680
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	79,066
6.95%, 01/15/38	40,000	45,686
Kraft Foods, Inc.
5.38%, 02/10/20Δ	110,000	123,104
Kroger Co.
6.15%, 01/15/20	70,000	83,329
L-3 Communications Corporation
6.38%, 10/15/15	85,000	88,081
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	26
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	130
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	216
6.75%, 12/28/17#	120,000	162
Medtronic, Inc.
4.45%, 03/15/20	40,000	43,893
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	236,397

See Notes to Schedules of Investments.	85

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MetLife, Inc.
6.75%, 06/01/16	$50,000	$59,760
6.40%, 12/15/36	120,000	112,800
Morgan Stanley
5.63%, 01/09/12	160,000	168,547
NBC Universal, Inc.
4.38%, 04/01/21 144A	30,000	30,429
NRG Energy, Inc.
7.38%, 02/01/16Δ	30,000	30,937
Occidental Petroleum Corporation
7.00%, 11/01/13Δ	100,000	117,722
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	34,842
6.05%, 03/01/34	70,000	79,617
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	98,769
PepsiCo, Inc.
7.90%, 11/01/18	60,000	80,063
Pfizer, Inc.
6.20%, 03/15/19Δ	100,000	123,335
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	51,250
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	105,417
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	90,000	109,217
SLM Corporation
2.67%, 04/01/14†	30,000	25,239
Sonat, Inc.
7.63%, 07/15/11	100,000	104,169
Sprint Capital Corporation
6.90%, 05/01/19	100,000	101,000
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	26,844
SunTrust Capital VIII
6.10%, 12/15/36	100,000	93,292
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	74,095
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	131,393
7.30%, 07/01/38	90,000	110,918
Time Warner, Inc.
4.70%, 01/15/21Δ	90,000	95,558
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	96,125
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	54,136
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	107,537
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	112,126
Wachovia Corporation
5.63%, 10/15/16	270,000	300,761
5.75%, 02/01/18Δ	90,000	102,718
WellPoint, Inc.
5.88%, 06/15/17Δ	110,000	126,953
Williams Cos., Inc.
7.88%, 09/01/21	38,000	46,228
7.50%, 01/15/31	23,000	26,095
7.75%, 06/15/31	38,000	43,533
8.75%, 03/15/32	8,000	10,052
Williams Partners LP
5.25%, 03/15/20Δ	110,000	119,803
Windstream Corporation
8.63%, 08/01/16	20,000	21,250
Wyeth
5.95%, 04/01/37	60,000	71,040
XTO Energy, Inc.
7.50%, 04/15/12	110,000	121,238

Total Corporate Bonds (Cost $10,759,885)		11,417,973

FOREIGN BONDS — 0.8%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19Δ	130,000	159,822
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	64,183
5.00%, 10/15/19 144A	20,000	21,721
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	251,592

		497,318

Canada — 0.0%
Barrick Gold Corporation
6.95%, 04/01/19Δ	100,000	127,324
OPTI Canada, Inc.
7.88%, 12/15/14Δ	10,000	7,575
8.25%, 12/15/14	10,000	7,650

		142,549

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	40,000	44,975
5.75%, 01/20/20	32,000	35,585
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A	60,000	58,871
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	100,000	65,660
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	68,697

		273,788

France — 0.1%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15Δ	50,000	51,125
Credit Agricole SA
8.38%, 10/13/19 144A	120,000	129,000

		180,125

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	82,925

		82,926

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A	110,000	110,860

86	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	$60,000	$64,820

Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	100,000	107,870
Japan Bank for International Cooperation Japan
2.88%, 02/02/15	200,000	211,171
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144AΔ	100,000	105,084

		424,125

Luxembourg — 0.0%
FMC Finance III SA
6.88%, 07/15/17Δ	40,000	43,000

Mexico — 0.0%
America Movil SAB de CV
5.63%, 11/15/17	30,000	33,997
Mexico Government International Bond
6.75%, 09/27/34	40,000	49,900
6.05%, 01/11/40	10,000	11,500

		95,397

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	86,627
Koninklijke KPN NV
8.00%, 10/01/10	110,000	110,000
Shell International Finance BV
4.38%, 03/25/20Δ	110,000	121,321

		317,948

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	11,960	14,313

Spain — 0.1%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	101,552
Telefonica Emisiones SAU
5.13%, 04/27/20	80,000	87,200

		188,752

Switzerland — 0.0%
UBS AG
4.88%, 08/04/20	80,000	84,519

United Kingdom — 0.2%
Barclays Bank PLC
5.20%, 07/10/14	100,000	110,958
BP Capital Markets PLC
5.25%, 11/07/13Δ	90,000	98,092
3.88%, 03/10/15Δ	30,000	31,245
Lloyds TSB Bank PLC
4.38%, 01/12/15 144A	100,000	102,511
Royal Bank of Scotland PLC
4.88%, 03/16/15Δ	100,000	105,312
3.95%, 09/21/15Δ	80,000	80,927
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100,000	108,370
WPP Finance UK
8.00%, 09/15/14	100,000	119,363

		756,778

Total Foreign Bonds (Cost $3,307,526)		3,277,218

MORTGAGE-BACKED SECURITIES — 3.9%
American Home Mortgage Investment Trust
0.61%, 04/25/44 STEP	34,138	28,466
0.55%, 11/25/45†	211,418	137,104
Bear Stearns Adjustable Rate Mortgage Trust
3.45%, 02/25/35†	79,202	69,187
2.94%, 08/25/35†	217,582	158,938
Bear Stearns Mortgage Funding Trust
0.47%, 12/25/36†	217,969	50,791
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	247,097	274,110
Countrywide Alternative Loan Trust
0.50%, 07/25/35†	200,148	115,824
0.52%, 07/25/35†	263,801	165,361
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39	110,000	121,102
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	115,813	76,261
Federal Home Loan Mortgage Corporation
5.86%, 05/01/37	20,501	21,859
5.50%, 10/01/38 TBA	1,500,000	1,590,937
4.50%, 10/01/39 TBA	700,000	727,891
4.00%, 10/14/40 TBA	300,000	307,594
Federal National Mortgage Association
4.50%, 10/01/24 TBA	900,000	946,406
3.50%, 10/01/25 TBA	900,000	928,406
3.50%, 11/01/25 TBA	700,000	719,468
2.82%, 09/01/35	88,351	92,738
5.50%, 10/01/37 TBA	100,000	106,297
6.00%, 10/01/37 TBA	1,700,000	1,825,905
6.50%, 10/01/37 TBA	400,000	436,125
6.00%, 11/01/37	1,199,455	1,290,629
4.50%, 10/14/38 TBA	100,000	104,125
3.50%, 09/07/40	100,000	100,860
3.50%, 10/13/40 TBA	200,000	201,469
4.00%, 10/14/40 TBA	400,000	411,125
First Horizon Alternative Mortgage Securities
2.29%, 02/25/36†	155,468	101,433
0.63%, 02/25/37†	87,663	46,275
General Electric Capital Commercial Mortgage Corporation
5.51%, 03/10/44	300,000	329,650
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45	100,000	107,650

See Notes to Schedules of Investments.	87

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association
6.00%, 10/01/38 TBA	$300,000	$325,314
6.00%, 10/22/38 TBA	200,000	217,000
5.00%, 01/15/40	492,166	528,267
5.00%, 08/20/40	798,574	853,102
4.00%, 10/01/40 TBA	300,000	309,002
4.50%, 10/21/40 TBA	300,000	315,938
1.33%, 05/20/49	169,704	174,162
1.42%, 11/20/49	298,474	310,560
Greenpoint Mortgage Funding Trust
0.52%, 10/25/45†	56,749	34,675
GS Mortgage Securities Corporation II
6.71%, 08/15/18 144A	110,000	113,090
Harborview Mortgage Loan Trust
0.50%, 06/19/35†	256,040	166,322
Homestar Mortgage Acceptance Corporation
0.71%, 07/25/34†	93,950	80,805
Impac CMB Trust
1.06%, 03/25/33†	18,732	14,002
Indymac INDA Mortgage Loan Trust
5.95%, 11/25/37†	128,709	110,751
MASTR Adjustable Rate Mortgages Trust
2.90%, 11/21/34†	200,000	181,090
1.19%, 12/25/46†	278,511	77,234
Merrill Lynch Mortgage Investors, Inc.
5.06%, 05/25/34†	35,861	36,302
2.80%, 02/25/35	211,324	200,743
Morgan Stanley Capital I
5.69%, 04/15/49	200,000	207,610
RBSSP Resecuritization Trust
3.71%, 12/26/35 144A	44,020	44,597
Residential Accredit Loans, Inc.
3.32%, 12/26/34	257,882	183,709
0.66%, 10/25/45†	158,623	85,611
Structured Adjustable Rate Mortgage Loan Trust
2.67%, 11/25/34	75,670	60,470
Structured Asset Mortgage Investments, Inc.
0.47%, 08/25/36†	253,476	158,146
0.44%, 09/25/37†	304,349	176,226
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.23%, 05/25/47†	303,467	63,072
Washington Mutual Mortgage Pass-Through Certificates
5.51%, 11/25/36	215,979	166,354
0.58%, 08/25/45†	138,009	115,870
Wells Fargo Mortgage-Backed Securities Trust
0.66%, 05/25/33†	70,720	70,936
3.42%, 04/25/36	126,753	116,310

Total Mortgage-Backed Securities (Cost $18,584,726)		17,091,256

MUNICIPAL BONDS — 0.0%
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	30,000	32,285
6.66%, 04/01/57	10,000	10,607
North Texas Higher Education Authority, Series 1 Revenue Bond
1.46%, 07/01/30†	95,000	94,581
State of California General Obligation Bond
7.30%, 10/01/39	50,000	52,973

Total Municipal Bonds (Cost $185,410)		190,446

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills
0.40%, 10/21/10Δ	710,000	709,950
0.14%, 11/18/10‡‡	1,395,000	1,394,772
0.15%, 11/18/10‡‡	10,000	9,998
0.16%, 11/18/10‡‡	255,000	254,958
0.16%, 11/18/10‡‡	40,000	39,994
0.22%, 11/18/10‡‡	40,000	39,994
0.23%, 11/18/10‡‡	60,000	59,990
0.24%, 11/18/10‡‡	35,000	34,994
0.25%, 11/18/10‡‡	65,000	64,989
0.63%, 01/13/11	1,000,000	999,648

		3,609,287

U.S. Treasury Bonds
8.00%, 11/15/21	90,000	135,759
4.50%, 08/15/39	10,000	11,452
4.38%, 11/15/39	620,000	695,659
4.38%, 05/15/40Δ	1,300,000	1,460,273

		2,303,143

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27	35,000	43,769
1.75%, 01/15/28	100,000	110,560
2.50%, 01/15/29	150,000	180,158

		334,487

U.S. Treasury Notes
0.63%, 06/30/12	250,000	251,054
1.38%, 05/15/13	80,000	81,688
1.25%, 08/31/15Δ	110,000	109,983
2.75%, 05/31/17	880,000	931,081
1.88%, 08/31/17Δ	390,000	389,726
1.88%, 09/30/17	590,000	588,617
3.50%, 05/15/20Δ	1,230,000	1,335,320
3.88%, 08/15/40Δ	780,000	806,447

		4,493,916

Total U.S. Treasury Obligations (Cost $10,505,272)		10,740,833

TOTAL INVESTMENTS — 143.9% (Cost $586,100,342)		629,749,225

88	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
30-Year U.S. Treasury Bond Futures, Strike Price $134.00, Expires 10/23/10	(1)	$(1,500)
30-Year U.S. Treasury Bond Futures, Strike Price $134.00, Expires 11/27/10	(5)	(13,516)

		(15,016)

Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $122.00, Expires 11/27/10	(4)	(875)

Total Written Options (Premiums received $(12,874))		(15,891)

Liabilities in Excess of Other Assets — (43.9)%		(192,097,440)

NET ASSETS — 100.0%		$437,635,894

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)
	%
Money Market Funds	46.8
Financial Services	17.9
Futures Contracts	15.4
Technology	12.5
Producer Durables	12.2
Consumer Discretionary	11.4
Healthcare	9.8
Materials & Processing	6.6
Energy	5.3
Utilities	4.6
Mortgage-Backed Securities	3.9
Consumer Staples	2.7
Corporate Bonds	2.6
U.S. Treasury Obligations	2.5
Agency Obligations	2.3
Foreign Common Stocks	1.6
Foreign Bonds	0.8
Asset-Backed Securities	0.4
Forward Foreign Currency Contracts	0.3
Municipal Bonds	—	**
Preferred Stocks	—	**
Written Options	—	**

	159.6

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$362,720,838	$—
Foreign Common Stocks	6,897,024	—
Futures Contracts	—	3,735,926
Money Market Funds	204,771,800	—
Preferred Stocks	3,940	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	10,150,435	—
Asset-Backed Securities	1,896,612	—
Corporate Bonds	11,417,973	—
Foreign Bonds	3,277,218	—
Forward Foreign Currency Contracts	—	2,693
Mortgage-Backed Securities	17,091,256	—
Municipal Bonds	190,446	—
U.S. Treasury Obligations	10,740,833	—
Level 3 — Significant Unobservable Inputs
Common Stocks	590,850	—

Total Assets	$629,749,225	$3,738,619

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$(42,012)
Written Options	(15,891)	—
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(52,344)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(15,891)	$(94,356)

See Notes to Schedules of Investments.	89

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stock	$613,575	$—
Realized gain (loss)
Common Stock	—	—
Changed in unrealized appreciation (depreciation)
Common Stock	(22,725)	—
Purchases
Common Stock	—	—
Sales
Common Stock	—	—
Transfers in and/or out of Level 3
Common Stock	—	—

Balance, 09/30/10	$590,850	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

90	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2010 (unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 97.1%
Argentina — 0.1%
Banco Macro SA ADRΔ	15,300	$681,462

Australia — 4.6%
AGL Energy, Ltd.	3,805	59,469
Amcor, Ltd.‡‡	919,242	5,784,080
AMP, Ltd.‡‡	73,224	361,658
Ansell, Ltd.‡‡	20,527	264,868
ASX, Ltd.‡‡	1,237	38,941
Australia & New Zealand Banking Group, Ltd.‡‡	95,934	2,195,724
AXA Asia Pacific Holdings, Ltd.‡‡	6,597	32,774
Bank of Queensland, Ltd.	7,468	80,844
Beach Energy, Ltd.	212,243	139,497
Bendigo and Adelaide Bank, Ltd.	4,950	43,777
BGP Group REIT Entitlement Shares‡‡	63,198	—
BHP Billiton, Ltd.‡‡	180,768	6,798,392
BlueScope Steel, Ltd.‡‡	8,609	18,306
Brambles, Ltd.‡‡	9,646	58,457
Caltex Australia, Ltd.‡‡	12,451	144,294
Centamin Egypt, Ltd.*	103,986	289,131
CFS Retail Property Trust REIT‡‡	16,818	30,804
Challenger Financial Services Group, Ltd.‡‡	237,854	972,466
Coca-Cola Amatil, Ltd.	592,472	6,860,378
Commonwealth Bank of Australia‡‡	9,145	452,296
Computershare, Ltd.‡‡	2,076	19,564
Consolidated Media Holdings, Ltd.	50,041	160,095
CSR, Ltd.	30,850	53,672
Dexus Property Group REIT‡‡	21,504	17,771
Downer EDI, Ltd.‡‡	5,474	26,031
DUET Group‡‡	116,008	195,102
DuluxGroup, Ltd.*‡‡	5,036	13,288
Fairfax Media, Ltd.‡‡	85,733	121,397
Flight Centre, Ltd.‡‡	5,047	109,710
Goodman Fielder, Ltd.‡‡	47,803	60,296
Goodman Group REIT‡‡	39,279	24,487
GPT Group REIT‡‡	12,640	35,919
Harvey Norman Holdings, Ltd.	3,987	14,528
Iluka Resources, Ltd.*	253,030	1,467,394
Incitec Pivot, Ltd.	395,423	1,372,081
Intoll Group‡‡	13,110	18,880
JB Hi-Fi, Ltd.‡‡	699	13,958
Leighton Holdings, Ltd.	278	8,883
Lend Lease Group‡‡	3,453	25,398
Macquarie Atlas Roads Group*‡‡	4,871	7,345
Macquarie Group, Ltd.	30,200	1,058,712
Mineral Resources, Ltd.	44,728	456,527
Mirvac Group REIT‡‡	18,008	23,149
Mount Gibson Iron, Ltd.*	268,605	454,334
Myer Holdings, Ltd.	432,688	1,572,484
National Australia Bank, Ltd.‡‡	157,194	3,850,047
Newcrest Mining, Ltd.‡‡	5,071	194,437
Nufarm, Ltd.	12,709	44,345
OneSteel, Ltd.‡‡	65,630	185,863
Orica, Ltd.‡‡	3,935	97,785
Origin Energy, Ltd.‡‡	5,102	78,162
OZ Minerals, Ltd.‡‡	709,491	997,777
Paladin Energy, Ltd.*‡‡	4,238	14,706
Qantas Airways, Ltd.*‡‡	20,575	55,484
QBE Insurance Group, Ltd.‡‡	321,477	5,363,078
Ramsay Health Care, Ltd.‡‡	482	7,165
Rio Tinto, Ltd.‡‡	20,324	1,508,079
Santos, Ltd.	2,992	37,045
Sigma Pharmaceuticals, Ltd.‡‡	16,855	7,820
Sonic Healthcare, Ltd.‡‡	467	4,965
SP AusNet	60,384	50,193
Stockland REIT‡‡	15,786	58,590
Suncorp-Metway, Ltd.‡‡	21,162	184,087
Telstra Corporation, Ltd.‡‡	2,718,917	6,885,265
Toll Holdings, Ltd.	285,145	1,819,002
Transurban Group‡‡	8,164	39,218
UGL, Ltd.‡‡	3,325	47,789
Wesfarmers, Ltd.‡‡	168,504	5,356,702
Wesfarmers, Ltd. Price Protected Shares‡‡	974	31,152
Westfield Group REIT‡‡	13,458	159,476
Westpac Banking Corporation‡‡	51,619	1,159,496
Woodside Petroleum, Ltd.‡‡	806	34,184

		60,229,073

Austria — 0.1%
OMV AG	12,347	462,209
Vienna Insurance Group	17,275	928,583

		1,390,792

Belgium — 0.1%
Groupe Bruxelles Lambert SA‡‡	457	38,078
KBC Groep NV*‡‡	18,425	826,505
Umicore‡‡	2,748	118,793

		983,376

Bermuda — 0.0%
Catlin Group, Ltd.‡‡	43,089	230,479
Hiscox, Ltd.‡‡	36,315	198,980

		429,459

Brazil — 2.6%
Amil Participacoes SA	109,733	1,055,175
Banco do Brasil SA	72,051	1,357,982
Banco Santander Brasil SA ADR	438,631	6,039,949
BM&FBovespa SA	220,400	1,844,482
BR Malls Participacoes SA	26,210	216,403
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	7,480	516,270
Cia Paranaense de Energia ADRΔ	94,671	2,106,430
Cia Siderurgica Nacional SA	138,248	2,409,535
Cosan, Ltd.	16,600	192,394
Fibria Celulose SA*	9,962	171,214
Fibria Celulose SA ADRΔ*	7,026	121,479
Gafisa SA ADR	9,700	150,253
Hypermarcas SA*	6,740	103,410
Itau Unibanco Holding SA ADR+ 144A*	7,000	166,436
Julius Baer Group, Ltd.	61,696	836,834
Localiza Rent A Car SA	29,616	493,600
Lojas Renner SA	86,800	2,949,764
Marfrig Alimentos SA	76,681	774,968
Multiplan Empreendimentos Imobiliarios SA	2,900	61,651
OGX Petroleo e Gas Participacoes SA*	156,000	2,030,213

See Notes to Schedules of Investments.	91

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PDG Realty SA Empreendimentos e Participacoes	31,635	$376,180
Petroleo Brasileiro SA	5,000	90,337
Petroleo Brasileiro SA ADRΔ	113,692	3,921,535
Redecard SA*	5,200	81,196
Tele Norte Leste Participacoes SA ADRΔ	13,200	185,856
Totvs SA	11,173	849,861
Tractebel Energia SA	68,657	1,026,609
Triunfo Participacoes e Investimentos SA*	26,644	105,505
Usinas Siderurgicas de Minas Gerais SA	44,516	678,001
Usinas Siderurgicas de Minas Gerais SA ADRΔ	33,800	905,840
Vale SA ADRΔ	63,900	1,773,225

		33,592,587

Canada — 1.4%
Canadian National Railway Co.Δ	43,680	2,793,414
Enbridge, Inc.	36,500	1,911,736
Falcon Oil & Gas, Ltd.*	433,398	65,290
First Quantum Minerals, Ltd.Δ	38,663	2,940,402
Magna International, Inc. Class A	28,710	2,361,685
Rogers Communications, Inc. Class BΔ	41,900	1,568,247
Suncor Energy, Inc.	43,540	1,417,621
Talisman Energy, Inc.Δ	187,000	3,271,455
Toronto-Dominion BankΔ	18,600	1,345,874
Western Coal Corporation*	93,600	533,999

		18,209,723

Chile — 0.2%
Banco Santander Chile ADRΔ	4,626	446,640
Centros Comerciales Sudamericanos SA	45,900	310,808
Embotelladora Andina SA ADR Class A	16,003	383,272
Embotelladora Andina SA ADR Class BΔ	25,533	731,521
Empresas La Polar SA	31,000	232,027
Enersis SA ADRΔ	30,800	724,108

		2,828,376

China — 3.0%
Air China, Ltd. Class H*	1,006,000	1,389,938
Anhui Conch Cement Co., Ltd. Class HΔ	693,060	3,148,710
Baidu, Inc. ADR*	9,310	955,392
Bank of China, Ltd. Class H	3,104,000	1,628,241
Bank of Communications Co., Ltd.Δ	433,250	468,493
Besunyen Holdings Co.	98,000	39,408
China Coal Energy Co. Class H	280,000	463,368
China Construction Bank Corporation Class H	4,846,670	4,247,711
China Life Insurance Co., Ltd. Class H	419,000	1,655,187
China Merchants Bank Co., Ltd. Class HΔ	1,013,004	2,611,222
China Shenhua Energy Co., Ltd. Class H	384,156	1,589,334
China Shipping Development Co., Ltd. Class H	344,000	473,513
China Unicom Hong Kong, Ltd.	1,636,000	2,395,324
China Yurun Food Group, Ltd.	200,000	742,378
Ctrip.com International, Ltd. ADRΔ*	6,600	315,150
Dongfeng Motor Group Co., Ltd. Class H	426,000	871,892
ENN Energy Holdings, Ltd.	312,433	897,975
Focus Media Holding, Ltd. ADRΔ*	19,500	473,850
Foxconn International Holdings, Ltd.*‡‡	16,000	11,754
Guangzhou Automobile Group Co., Ltd.	488,000	840,289
Guangzhou R&F Properties Co., Ltd. Class HΔ	244,000	342,783
Industrial & Commercial Bank of China Class HΔ	4,275,087	3,184,751
Li Ning Co, Ltd.	436,342	1,324,404
Longfor Properties Co., Ltd.	433,536	491,153
Netease.com ADRΔ*	65,600	2,587,264
Parkson Retail Group, Ltd.Δ	655,267	1,140,131
Sina CorporationΔ*	15,270	772,357
SITC International Holdings Co., Ltd.	223,000	137,384
Tencent Holdings, Ltd.Δ	42,600	931,190
Trina Solar, Ltd. GDR*	18,700	564,366
Want Want China Holdings, Ltd.@	1,097,283	1,018,249
Yangzijiang Shipbuilding Holdings, Ltd.‡‡	474,000	634,355
Zhongsheng Group Holdings, Ltd.*	141,000	340,195
ZTE Corporation Class H	164,600	655,528

		39,343,239

Colombia — 0.2%
BanColombia SA	64,300	1,048,616
BanColombia SA ADRΔ	12,794	839,670

		1,888,286

Czech Republic — 0.0%
Komercni Banka AS	800	174,496

Denmark — 1.2%
A P Moller - Maersk A/S‡‡	84	702,202
Coloplast A/S Class B‡‡	4,683	559,805
Danisco A/S‡‡	11,416	1,018,018
Danske Bank A/S*‡‡	5,670	136,803
FLSmidth & Co. A/SΔ‡‡	14,150	1,033,787
H Lundbeck A/SΔ	44,900	792,986
Novo-Nordisk A/S Class B‡‡	115,391	11,450,870

		15,694,471

Egypt — 0.3%
Commercial International Bank, Ltd.	42,587	320,917
El Swedy Cables Holding Co.*	49,735	618,346
Orascom Construction Industries	56,594	2,488,724
Orascom Construction Industries GDR	3,388	148,988

		3,576,975

Estonia — 0.0%
Tallink Group, Ltd.@*	605,860	545,120

Finland — 0.3%
Kesko OYJ‡‡	5,568	261,268

92	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kone OYJ‡‡	2,427	$125,396
Nokia OYJ‡‡	15,841	159,157
Sampo OYJ	71,740	1,937,412
Stora Enso OYJ Class R‡‡	125,177	1,237,197
UPM-Kymmene OYJ‡‡	25,336	434,160
Wartsila OYJ‡‡	4,626	301,888

		4,456,478

France — 8.0%
Accor SA	3,525	128,714
Air Liquide SA	22,494	2,744,210
Atos Origin SA*‡‡	4,277	193,344
AXA SA	212,486	3,715,043
BNP Paribas‡‡	108,511	7,717,396
Bouygues SA‡‡	29,277	1,256,627
Cap Gemini SA‡‡	3,522	176,691
Carrefour SA	165,554	8,895,644
Casino Guichard Perrachon SA	27,854	2,550,201
Christian Dior SA‡‡	28,147	3,679,055
Cie de St-Gobain‡‡	130,805	5,818,588
Cie Generale des Etablissements Michelin Class BΔ‡‡	12,139	923,573
Cie Generale d’Optique Essilor International SA	23,320	1,604,494
CNP Assurances‡‡	18,581	345,129
Danone	55,775	3,336,053
Dassault Systemes SA	29,800	2,192,120
France Telecom SA	335,723	7,254,151
Gecina SA REIT	5,235	620,886
Imerys SA‡‡	1,652	98,957
Klepierre REIT‡‡	623	24,027
Lafarge SA	37,161	2,127,712
Lagardere SCA‡‡	7,506	293,214
Legrand SA‡‡	11,810	399,441
L’Oreal SA	5,543	623,261
Natixis*‡‡	94,291	539,878
Peugeot SA*	9,828	330,463
PPR‡‡	1,919	310,660
Publicis Groupe SAΔ	33,950	1,612,479
Rhodia SA*	32,160	770,527
Safran SA‡‡	6,719	188,873
Sanofi-Aventis SA‡‡	165,356	11,017,497
Schneider Electric SA‡‡	41,400	5,249,358
Societe BIC SA‡‡	6,764	543,027
Societe Generale	122,127	7,034,198
Sodexo‡‡	201	13,043
Technip SA‡‡	374	30,076
Thales SA‡‡	12,605	460,698
Total SA‡‡	234,879	12,105,135
Unibail-Rodamco SE REIT‡‡	611	135,479
Vallourec	12,384	1,230,229
Vinci SA	68,156	3,416,441
Vivendi SA‡‡	17,050	466,031
Wendel	20,461	1,355,903

		103,528,526

Germany — 6.2%
Aareal Bank AGΔ*	30,389	675,896
Adidas AG‡‡	6,331	391,922
Aixtron AGΔ	54,492	1,619,442
Allianz SE‡‡	33,543	3,790,815
BASF SE‡‡	130,850	8,251,039
Bayer AG‡‡	47,213	3,292,179
Bayerische Motoren Werke AG	47,724	3,346,679
Beiersdorf AGΔ	29,860	1,827,731
Continental AG*‡‡	523	40,647
Daimler AG*‡‡	6,107	386,797
Deutsche Bank AG	49,528	2,710,556
Deutsche Boerse AG‡‡	27,365	1,825,913
Deutsche Lufthansa AG*	146,530	2,693,728
Deutsche Post AG‡‡	25,912	469,994
Deutsche Telekom AG	453,093	6,198,419
E.ON AG‡‡	10,502	309,674
Fresenius Medical Care AG & Co. KGaAΔ	26,650	1,645,961
GEA Group AGΔ	103,283	2,581,582
Hannover Rueckversicherung AG‡‡	108,996	5,013,394
Infineon Technologies AG*‡‡	40,594	281,182
Lanxess AG	33,455	1,832,970
Linde AG	22,523	2,931,668
MAN AG‡‡	4,102	447,141
Merck KGaAΔ	18,460	1,550,706
Metro AG	31,510	2,051,153
MTU Aero Engines Holding AG‡‡	3,508	200,497
Muenchener Rueckversicherungs AG	22,914	3,173,736
RWE AG‡‡	122,958	8,305,708
Salzgitter AG‡‡	2,607	168,868
SAP AG	87,073	4,307,119
Siemens AG‡‡	49,142	5,187,263
Suedzucker AG‡‡	19,465	435,318
Symrise AG	68,634	1,907,332
ThyssenKrupp AG‡‡	6,155	200,708
United Internet AG	27,285	441,149
Volkswagen AG‡‡	477	52,561

		80,547,447

Greece — 0.4%
Coca Cola Hellenic Bottling Co. SA	88,076	2,324,551
Public Power Corporation SA	138,686	2,161,002

		4,485,553

Guernsey — 0.0%
Resolution, Ltd.	9,241	35,566

Hong Kong — 3.2%
ASM Pacific Technology, Ltd.‡‡	1,400	12,486
Belle International Holdings, Ltd.	624,000	1,253,010
BOC Hong Kong Holdings, Ltd.‡‡	35,000	110,970
Cathay Pacific Airways, Ltd.	187,000	507,337
Cheung Kong Holdings, Ltd.‡‡	9,000	136,412
Cheung Kong Infrastructure Holdings, Ltd.‡‡	2,000	7,939
China Mengniu Dairy Co., Ltd.Δ	257,000	794,963
China Mobile, Ltd.	579,118	5,930,122
China Overseas Land & Investment, Ltd.Δ	730,372	1,545,681
China Resources Gas Group, Ltd.	298,000	438,617
Chinese Estates Holdings, Ltd.‡‡	40,000	66,608
CLP Holdings, Ltd.	500	3,992

See Notes to Schedules of Investments.	93

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CNOOC, Ltd.	3,150,000	$6,106,060
Dairy Farm International Holdings, Ltd.	166,500	1,265,400
Esprit Holdings, Ltd.‡‡	329,371	1,787,187
Fushan International Energy Group, Ltd.	792,000	536,925
Hang Lung Group, Ltd.‡‡	5,000	32,640
Hang Lung Properties, Ltd.	12,000	58,617
Hong Kong Electric Holdings, Ltd.	465,000	2,825,773
Hong Kong Exchanges and Clearing, Ltd.‡‡	82,600	1,626,695
Hopewell Holdings	9,500	30,733
Hutchison Whampoa, Ltd.	229,600	2,142,462
Hysan Development Co., Ltd.‡‡	238,000	852,755
Jardine Matheson Holdings, Ltd.	120,000	5,416,800
Li & Fung, Ltd.‡‡	414,000	2,329,095
Lifestyle International Holdings, Ltd.‡‡	4,000	9,878
Link (The) REIT‡‡	12,000	35,572
Mongolia Energy Co., Ltd.*‡‡	15,000	6,225
New World Department Store China, Ltd.Δ	467,337	480,657
New World Development, Ltd.‡‡	17,000	34,268
Noble Group, Ltd.	364	523
NWS Holdings, Ltd.‡‡	6,000	11,770
Orient Overseas International, Ltd.‡‡	71,000	566,437
PCCW, Ltd.‡‡	14,000	5,070
Shangri-La Asia, Ltd.	262,000	596,341
Sun Hung Kai Properties, Ltd.‡‡	31,000	535,389
Swire Pacific, Ltd. Class A‡‡	93,000	1,281,337
Television Broadcasts, Ltd.‡‡	13,000	74,225
VTech Holdings, Ltd.Δ	62,000	633,676
Wharf Holdings, Ltd.‡‡	14,000	90,039
Wheelock & Co., Ltd.‡‡	24,000	80,270
Yue Yuen Industrial Holdings, Ltd.‡‡	168,000	622,515

		40,883,471

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC*	22,930	2,409,656
MOL Hungarian Oil and Gas PLC ADR*	7,460	391,426

		2,801,082

India — 2.3%
Ambuja Cements, Ltd.	575,721	1,801,410
Andhra Bank	270,868	962,671
Asian Paints, Ltd.	24,127	1,429,955
Axis Bank, Ltd.	69,899	2,390,270
Bajaj Auto, Ltd.	36,735	1,201,664
Bharat Heavy Electricals, Ltd.	7,980	440,156
Container Corporation of India, Ltd.	25,363	733,712
Dabur India, Ltd.	401,946	966,066
Engineers India, Ltd.	41,718	324,107
HDFC Bank, Ltd.	112,700	6,243,457
Housing Development Finance Corporation	82,305	1,342,963
ICICI Bank, Ltd. ADRΔ	25,700	1,281,145
Infosys Technologies, Ltd.	45,866	3,113,703
Infosys Technologies, Ltd. ADRΔ	18,680	1,257,351
Jindal Steel & Power, Ltd.	26,800	421,816
Larsen & Toubro, Ltd.	6,800	310,703
Lupin, Ltd.	108,484	936,968
Maruti Suzuki India, Ltd.	3,990	127,945
Opto Circuits India, Ltd.	95,058	627,867
Shriram Transport Finance Co., Ltd.	114,394	1,975,005
Steel Authority of India, Ltd.	82,972	378,715
Tata Motors, Ltd. ADRΔ	32,600	831,626
Welspun-Gujarat Stahl, Ltd.	89,872	538,612

		29,637,887

Indonesia — 1.1%
PT Astra International Tbk	247,000	1,569,176
PT Bank Central Asia Tbk	480,500	360,712
PT Bank Danamon Indonesia Tbk	1,540,180	1,000,901
PT Bank Rakyat Indonesia	3,615,817	4,051,336
PT Indocement Tunggal Prakarsa Tbk	1,135,092	2,340,134
PT Indofood CBP Sukses Makmur Tbk	79,500	48,056
PT Panin Life Tbk*	20,081,000	411,745
PT Ramayana Lestari Sentosa Tbk	3,001,500	292,583
PT Semen Gresik Persero Tbk	869,572	964,567
PT Telekomunikasi Indonesia Tbk	3,048,659	3,142,595

		14,181,805

Ireland — 0.6%
Experian PLC‡‡	345,223	3,758,200
Shire PLC	91,730	2,066,367
WPP PLC‡‡	224,092	2,480,014

		8,304,581

Israel — 0.4%
Check Point Software Technologies, Ltd.Δ*	34,300	1,266,699
NICE Systems, Ltd. ADRΔ*	42,240	1,321,690
Teva Pharmaceutical Industries, Ltd. ADR	56,110	2,959,802

		5,548,191

Italy — 1.9%
ACEA SpAΔ*	165,331	1,867,338
Atlantia SpA‡‡	2,335	48,385
Autogrill SpA*‡‡	26,213	328,761
Banca Popolare di Milano‡‡	9,746	46,502
Banco Popolare SC‡‡	123,114	736,798
Enel SpA	22,364	119,207
ENI SpA‡‡	411,285	8,875,646
Fiat SpA‡‡	86,976	986,332
Intesa Sanpaolo SpA‡‡	1,585,862	5,150,798
Mediaset SpA‡‡	304,785	2,160,594
Pirelli & C SpA‡‡	47,276	384,761
Saipem SpA	85,934	3,441,859
Telecom Italia SpA	133,098	185,982
Terna Rete Elettrica Nazionale SpA‡‡	6,035	25,648
UniCredit SpA	133,496	340,865

		24,699,476

Japan — 14.7%
77 Bank, Ltd. (The)	78,000	395,232

94	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Aisin Seiki Co., Ltd.Δ	43,500	$1,356,900
Alfresa Holdings Corporation	1,700	72,496
Aozora Bank, Ltd.Δ	246,000	362,458
Asahi Glass Co., Ltd.Δ‡‡	366,000	3,731,025
Asahi Kasei Corporation	74,000	407,762
Astellas Pharma, Inc.Δ‡‡	248,700	8,982,157
Bridgestone Corporation	8,200	149,403
Brother Industries, Ltd.	6,400	79,042
Canon, Inc.Δ‡‡	239,950	11,195,559
Central Japan Railway Co.‡‡	366	2,691,950
Chubu Electric Power Co., Inc.‡‡	3,400	84,023
Chuo Mitsui Trust Holdings, Inc.	569,300	1,889,028
Citizen Holdings Co., Ltd.	18,700	112,227
Coca-Cola West Holdings Co., Ltd.	2,000	33,733
Cosmo Oil Co., Ltd.	28,000	73,119
Credit Saison Co., Ltd.‡‡	12,900	172,453
Daicel Chemical Industries, Ltd.‡‡	31,000	208,697
Daido Steel Co., Ltd.	30,000	145,903
Daihatsu Motor Co., Ltd.	94,000	1,257,762
Daito Trust Construction Co., Ltd.‡‡	28,900	1,727,492
Daiwa House Industry Co., Ltd.‡‡	146,000	1,469,094
Dena Co., Ltd.	43,800	1,379,375
Denki Kagaku Kogyo KK‡‡	13,000	55,906
DIC Corporation	264,000	464,878
Disco CorporationΔ	14,700	845,232
Dr Ci: Labo Co., Ltd.	99	339,764
East Japan Railway Co.Δ‡‡	7,400	446,766
Fanuc, Ltd.	23,800	3,030,594
Fuji Electric Holdings Co., Ltd.	27,000	70,831
Fuji Heavy Industries, Ltd.Δ‡‡	405,000	2,580,977
FUJIFILM Holdings Corporation‡‡	16,700	553,132
Fujitsu, Ltd.Δ‡‡	580,000	4,071,394
Fukuoka Financial Group, Inc.‡‡	46,000	184,044
Funai Electric Co., Ltd.	1,100	32,125
Hakuhodo DY Holdings, Inc.‡‡	960	46,459
Hino Motors, Ltd.	17,000	82,068
Hitachi Chemical Co., Ltd.‡‡	2,200	41,059
Hitachi High-Technologies Corporation	8,000	147,580
Hitachi, Ltd.	579,000	2,531,564
Hokkaido Electric Power Co., Inc.	30,800	613,196
Hokuhoku Financial Group, Inc.‡‡	112,000	205,271
Honda Motor Co., Ltd.Δ‡‡	23,700	841,197
Hoya Corporation	63,300	1,543,070
Ibiden Co., Ltd.Δ‡‡	16,400	416,287
IHI Corporation	60,000	114,998
Inpex CorporationΔ	336	1,581,792
Isuzu Motors, Ltd.Δ	218,000	840,872
ITOCHU Corporation‡‡	154,400	1,413,052
Itochu Techno-Solutions Corporation‡‡	7,400	241,643
Japan Petroleum Exploration Co.‡‡	4,200	158,230
Japan Real Estate Investment Corporation REIT	3	27,276
JFE Holdings, Inc.‡‡	3,000	91,747
JGC CorporationΔ‡‡	99,000	1,718,388
JTEKT Corporation‡‡	12,000	110,541
JX Holdings, Inc.‡‡	16,270	94,330
Kaneka Corporation‡‡	25,000	150,036
Kao CorporationΔ‡‡	313,700	7,643,337
Kawasaki Kisen Kaisha, Ltd.	10,000	37,614
KDDI CorporationΔ‡‡	1,599	7,652,138
Keio Corporation	7,000	48,131
Keisei Electric Railway Co., Ltd.	4,000	25,683
Keyence Corporation	3,300	717,873
Kinden Corporation‡‡	39,000	352,252
Kobe Steel, Ltd.	46,000	108,002
Koito Manufacturing Co., Ltd.	1,000	15,333
Komatsu, Ltd.	39,400	914,677
Konica Minolta Holdings, Inc.Δ‡‡	410,500	4,002,719
Kuraray Co., Ltd.‡‡	16,600	209,588
Lawson, Inc.	20,500	939,297
Leopalace21 Corporation*‡‡	4,600	7,659
Maeda Road Construction Co., Ltd.	37,000	274,796
Makino Milling Machine Co., Ltd.Δ*	84,000	568,519
Makita Corporation‡‡	6,400	202,932
Marubeni CorporationΔ	397,000	2,244,657
Maruichi Steel Tube, Ltd.‡‡	17,100	327,743
Mazda Motor Corporation	24,000	57,786
Medipal Holdings Corporation	4,600	58,464
Miraca Holdings, Inc.‡‡	13,700	484,948
Mitsubishi Corporation	138,500	3,286,637
Mitsubishi Electric Corporation	196,000	1,685,769
Mitsubishi Estate Co., Ltd.‡‡	8,000	130,139
Mitsubishi Motors Corporation*	25,000	32,643
Mitsubishi UFJ Financial Group, Inc.‡‡	140,400	654,236
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	2,020	71,019
Mitsui & Co., Ltd.‡‡	77,500	1,153,031
Mitsui Chemicals, Inc.‡‡	4,000	10,781
Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	131,313
Mitsui Fudosan Co., Ltd.‡‡	6,000	101,198
Mitsui Mining & Smelting Co., Ltd.	9,000	25,767
Mitsui OSK Lines, Ltd.Δ	395,000	2,484,128
Mitsumi Electric Co., Ltd.‡‡	8,500	130,331
Mizuho Financial Group, Inc.‡‡	23,300	34,051
Mizuho Securities Co., Ltd.‡‡	55,000	125,839
Mizuho Trust & Banking Co., Ltd.*	10,000	8,385
MS&AD Insurance Group Holdings, Inc.	71	1,630
NHK Spring Co., Ltd.‡‡	16,000	132,439
Nihon Yamamura Glass Co., Ltd.	103,000	266,507
Nippon Building Fund, Inc. REIT	3	26,270
Nippon Electric Glass Co., Ltd.‡‡	209,000	2,849,090
Nippon Kayaku Co., Ltd.‡‡	24,000	234,020
Nippon Meat Packers, Inc.‡‡	41,000	501,941
Nippon Paper Group, Inc.‡‡	4,200	105,101
Nippon Sheet Glass Co., Ltd.	185,000	403,330
Nippon Shokubai Co., Ltd.‡‡	29,000	252,204

See Notes to Schedules of Investments.	95

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Telegraph & Telephone Corporation‡‡	12,400	$541,423
Nippon Television Network Corporation	590	75,835
Nippon Yusen Kabushiki KaishaΔ	255,000	1,044,681
Nishi-Nippon City Bank, Ltd. (The)‡‡	67,000	191,818
Nissan Motor Co., Ltd.Δ	82,700	722,189
Nisshin Seifun Group, Inc.‡‡	19,500	256,247
Nitto Denko CorporationΔ‡‡	102,000	3,989,339
NKSJ Holdings, Inc.*	300,000	1,883,086
Nomura Holdings, Inc.	458,700	2,219,871
Nomura Research Institute, Ltd.Δ	49,800	935,987
NSD Co., Ltd.Δ	28,800	326,708
NTN Corporation	3,000	12,937
NTT Data Corporation‡‡	56	177,029
NTT DoCoMo, Inc.Δ	308	512,841
OJI Paper Co., Ltd.‡‡	37,000	163,548
Okinawa Electric Power Co., Inc. (The)	6,000	279,229
Omron Corporation‡‡	2,000	45,424
Oriental Land Co., Ltd.Δ	20,700	1,929,157
ORIX CorporationΔ‡‡	14,410	1,101,291
Osaka Gas Co., Ltd.Δ‡‡	317,000	1,142,992
Otsuka Corporation	900	59,727
Promise Co., Ltd.	19,600	146,977
Rengo Co., Ltd.‡‡	11,000	71,023
Resona Holdings, Inc.	4,700	42,169
Ryobi, Ltd.Δ*	103,000	382,487
Sakai Chemical Industry Co., Ltd.	81,000	339,602
Santen Pharmaceutical Co., Ltd.Δ	40,600	1,406,021
Sanyo Electric Co., Ltd.*	9,000	14,878
Sapporo Hokuyo Holdings, Inc.Δ	175,900	813,337
SBI Holdings, Inc.	176	22,074
Secom Co., Ltd.‡‡	600	27,096
Seino Holdings Corporation‡‡	28,000	169,382
Sekisui Chemical Co., Ltd.‡‡	22,000	133,086
Sekisui House, Ltd.‡‡	217,000	1,949,569
Seven & I Holdings Co., Ltd.Δ‡‡	334,700	7,842,276
Shimamura Co., Ltd.Δ‡‡	22,200	2,060,973
Shimano, Inc.Δ	33,900	1,794,897
Shin-Etsu Chemical Co., Ltd.Δ	91,800	4,470,137
Shinko Electric Industries Co., Ltd.Δ	30,400	336,119
Shinsei Bank, Ltd.*	47,000	33,218
Showa Shell Sekiyu KK	27,300	208,642
SMC CorporationΔ	13,900	1,833,241
Softbank Corporation‡‡	1,800	58,886
Sohgo Security Services Co., Ltd.	30,600	316,703
Sojitz Corporation‡‡	109,000	195,855
Sony Corporation‡‡	65,900	2,037,469
Square Enix Co., Ltd.Δ	43,200	968,222
Stanley Electric Co., Ltd.	2,100	33,457
Sumitomo Corporation	9,100	117,293
Sumitomo Heavy Industries, Ltd.‡‡	66,000	339,962
Sumitomo Mitsui Financial Group, Inc.	300	8,740
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	61,991
Sumitomo Trust & Banking Co., Ltd. (The)‡‡	6,000	30,043
Suzuken Co., Ltd.‡‡	2,700	89,364
Takeda Pharmaceutical Co., Ltd.Δ‡‡	207,000	9,509,403
TDK Corporation‡‡	1,100	61,338
THK Co., Ltd.Δ	58,500	1,095,999
Toho Gas Co., Ltd.Δ‡‡	146,000	722,305
Tokai Rika Co., Ltd.‡‡	13,300	224,959
Tokio Marine Holdings, Inc.Δ‡‡	213,100	5,748,697
Tokuyama Corporation‡‡	1,000	5,079
Tokyo Electron, Ltd.Δ	18,400	922,425
Tokyo Gas Co., Ltd.Δ	384,000	1,743,364
Tokyu Land Corporation	5,000	20,724
Toshiba Corporation	129,000	624,293
Tosoh Corporation	36,000	97,029
Toyo Ink Manufacturing Co., Ltd.Δ	169,000	664,015
Toyo Suisan Kaisha, Ltd.Δ‡‡	18,000	371,083
Toyoda Gosei Co., Ltd.	14,900	328,414
Toyota Auto Body Co., Ltd.	8,400	127,892
Toyota Motor Corporation‡‡	120,440	4,325,337
Unicharm CorporationΔ	159,000	6,399,617
USS Co., Ltd.‡‡	4,040	301,500
West Japan Railway Co.‡‡	628	2,252,314
Yahoo! Japan CorporationΔ	3,022	1,044,016
Yakult Honsha Co., Ltd.Δ	60,100	1,855,987
Yamada Denki Co., Ltd.‡‡	5,190	322,044
Yamaguchi Financial Group, Inc.	5,000	47,137
Yamaha Corporation	10,700	124,201
Yamaha Motor Co., Ltd.*	8,900	133,585
Yamatake Corporation	2,100	52,601
Yamato Holdings Co., Ltd.‡‡	5,200	62,913
Yamato Kogyo Co., Ltd.‡‡	3,400	82,353
Yokogawa Electric Corporation	1,000	6,804

		190,639,112

Jersey — 0.0%
Randgold Resources, Ltd.‡‡	575	57,538

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDR*	28,367	113,468

Luxembourg — 0.1%
ArcelorMittal	20,775	684,249
Evraz Group SA GDRΔ*	6,212	185,428
Millicom International Cellular SA ADR‡‡	858	81,849
SES	7,663	184,226

		1,135,752

Malaysia — 0.7%
Airasia Bhd*	1,369,700	998,323
AMMB Holdings Bhd	510,432	980,519
Axiata Group Bhd*	962,800	1,366,072
CIMB Group Holdings Bhd	1,634,574	4,326,035
Lafarge Malayan Cement Bhd	155,980	398,666
Malayan Banking Bhd	260,300	742,028

		8,811,643

Mexico — 0.8%
America Movil SAB de CV ADR Series LΔ	102,577	5,470,431

96	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Corporacion Moctezuma SAB de CV	178,707	$432,528
Genomma Lab Internacional SA de CVΔ*	429,214	824,256
Grupo Financiero Banorte SAB de CVΔ	37,408	141,894
Grupo Financiero Inbursa SA	407,154	1,605,786
Grupo Televisa SA ADRΔ	45,866	867,785
Megacable Holdings SAB de CVΔ*	185,262	452,362
Urbi Desarrollos Urbanos SAB de CV*	220,600	461,974

		10,257,016

Netherlands — 4.0%
Akzo Nobel NV	44,670	2,755,870
ASML Holding NV	40,831	1,219,575
Corio NV REIT	363	24,817
ING Groep NV*‡‡	610,009	6,328,446
Koninklijke Ahold NV‡‡	270,170	3,641,848
Koninklijke Boskalis Westminster NV‡‡	6,165	258,731
Koninklijke DSM NV‡‡	45,659	2,339,157
Koninklijke Philips Electronics NVΔ	73,379	2,302,027
Reed Elsevier NV	588,884	7,425,876
Royal Dutch Shell PLC Class A‡‡	355,638	10,747,782
Royal Dutch Shell PLC Class B‡‡	264,285	7,709,590
SBM Offshore NV	166,600	3,156,938
TNT NV	53,660	1,441,828
Unilever NV‡‡	90,599	2,707,941
VimpelCom, Ltd. ADR*	12,100	179,685

		52,240,111

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.‡‡	1,148,496	1,703,576

Nigeria — 0.1%
First City Monument Bank PLC	9,539,191	341,347
Guaranty Trust Bank PLC	1,368,240	129,174
Guaranty Trust Bank PLC ADR@	97,432	633,308
United Bank for Africa PLC	10,245,429	626,500

		1,730,329

Norway — 0.8%
DnB NOR ASA	310,423	4,225,255
Statoil ASA	114,487	2,388,573
Telenor ASA	226,500	3,547,036
Yara International ASA	16,535	747,866

		10,908,730

Panama — 0.2%
Copa Holdings SA Class AΔ	48,250	2,601,158

Peru — 0.3%
Cia de Minas Buenaventura SA ADRΔ	3,200	144,576
Credicorp, Ltd.Δ	29,866	3,401,737

		3,546,313

Philippines — 0.3%
International Container Terminal Services, Inc.	1,178,750	1,031,423
Philippine Long Distance Telephone Co.	37,140	2,213,928

		3,245,351

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	19,869	301,024

Russia — 1.5%
Alliance Oil Co., Ltd.Δ*	9,000	120,973
CTC Media, Inc.Δ	6,900	151,386
Gazprom OAO ADRΔ	125,197	2,622,877
Globaltrans Investment PLC GDR	13,957	210,611
Kalina ADR@	5,200	102,910
LSR Group GDR*	86,588	687,985
Lukoil OAO ADR	31,182	1,768,020
Magnit OAO@	17,179	2,016,163
Mobile Telesystems OJSC ADR	40,140	852,172
NovaTek OAO GDR	20,419	1,753,992
Novorossiysk Commercial Sea Port GDR	86,936	824,153
Pharmstandard GDR*	12,273	274,302
Raspadskaya@*	227,172	1,210,827
Rosneft Oil Co. GDR*	90,246	598,114
Sberbank of Russian Federation	1,315,737	3,690,642
VTB Bank OJSC GDR	124,900	612,010
X5 Retail Group NV GDR*	57,602	2,304,080

		19,801,217

Singapore — 1.4%
Ascendas Real Estate Investment Trust REIT‡‡	6,000	9,992
CapitaMall Trust REIT‡‡	16,000	26,158
CapitaMalls Asia, Ltd.	10,000	16,425
DBS Group Holdings, Ltd.‡‡	3,000	32,119
Golden Agri-Resources, Ltd.	1,111,000	481,537
Jardine Cycle & Carriage, Ltd.‡‡	2,000	59,767
Keppel Corporation, Ltd.	15,000	102,426
Neptune Orient Lines, Ltd.*‡‡	58,000	87,324
Oversea-Chinese Banking Corporation, Ltd.Δ‡‡	420,000	2,826,401
SembCorp Industries, Ltd.‡‡	571,000	1,893,058
SembCorp Marine, Ltd.	34,000	101,604
Singapore Airlines, Ltd.	62,000	769,402
Singapore Exchange, Ltd.‡‡	5,000	34,294
Singapore Technologies Engineering, Ltd.‡‡	10,000	25,549
Singapore Telecommunications, Ltd.‡‡	2,684,000	6,408,456
StarHub, Ltd.‡‡	3,000	5,885
United Overseas Bank, Ltd.‡‡	327,594	4,563,548
UOL Group, Ltd.‡‡	3,186	11,217

		17,455,162

South Africa — 1.2%
African Rainbow Minerals, Ltd.	4,900	118,102
Aspen Pharmacare Holdings, Ltd.*	60,115	810,704
Bidvest Group, Ltd.	106,360	2,245,535
FirstRand, Ltd.	268,054	825,284
Impala Platinum Holdings, Ltd.	12,000	309,888
Imperial Holdings, Ltd.	17,218	280,246
MTN Group, Ltd.	170,760	3,086,799
Murray & Roberts Holdings, Ltd.	38,200	246,071

See Notes to Schedules of Investments.	97

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Naspers, Ltd.	14,403	$704,213
Pick’n Pay Stores, Ltd.	106,438	659,984
Sasol, Ltd.	86,297	3,873,693
Standard Bank Group, Ltd.	157,840	2,513,574
Woolworths Holdings, Ltd.	45,100	174,958

		15,849,051

South Korea — 2.5%
Amorepacific Corporation	1,588	1,596,008
GS Engineering & Construction Corporation	282	21,690
Hyundai Heavy Industries Co., Ltd.	1,421	408,136
Hyundai Mobis	6,701	1,510,333
Hyundai Motor Co.	5,815	780,263
Hyundai Steel Co.	17,026	1,747,022
Kia Motors Corporation	108,500	3,501,688
Korea Electric Power Corporation*	91,006	2,346,482
KTB Securities Co., Ltd.*	35,429	122,576
LG Chem, Ltd.	7,310	2,138,027
LG Household & Health Care, Ltd.	680	251,068
LG Innotek Co., Ltd.Δ	2,090	256,610
MegaStudy Co., Ltd.	3,207	474,194
POSCO	1,560	705,950
Samsung Electro-Mechanics Co., Ltd.	3,012	328,870
Samsung Electronics Co., Ltd.	20,782	10,732,944
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	5,207	1,271,782
Samsung Fire & Marine Insurance Co., Ltd.	9,620	1,645,166
Shinhan Financial Group Co., Ltd.	62,387	2,388,242

		32,227,051

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA‡‡	401,655	5,423,553
Banco Espanol de Credito SA‡‡	17,566	177,279
Banco Santander SA‡‡	940,480	11,945,432
Bolsas y Mercados Espanoles SA‡‡	1,314	35,128
Corporacion Financiera Alba SA	7,249	356,254
Enagas	120,783	2,447,636
Endesa SA‡‡	20,832	557,620
Gestevision Telecinco SA	40,252	443,379
Iberdrola SA	1,034,218	7,956,065
Inditex SA‡‡	50,151	3,983,830
Red Electrica Corporation SA	7,807	367,127
Repsol YPF SA‡‡	15,666	403,535
Tecnicas Reunidas SA‡‡	5,180	276,146
Telefonica SA‡‡	615,048	15,230,726
Viscofan SA	15,665	516,372

		50,120,082

Sri Lanka — 0.0%
Dialog Telekom, Ltd.*	2,452,710	276,053

Sweden — 1.0%
Alfa Laval ABΔ	49,880	873,965
Assa Abloy AB Class B	91,542	2,308,803
Atlas Copco AB Class A‡‡	65,661	1,267,367
Autoliv, Inc.Δ	8,000	522,640
Boliden AB‡‡	19,332	292,833
Electrolux AB‡‡	41,997	1,034,294
Getinge AB	6,236	145,715
Hennes & Mauritz AB Class B	13,076	473,544
Holmen AB‡‡	2,621	80,842
Investor AB‡‡	3,383	68,710
Nordea Bank AB‡‡	5,587	58,188
Sandvik AB‡‡	3,271	50,130
Scania AB‡‡	20,772	458,563
Swedbank AB*‡‡	11,890	164,846
Tele2 AB‡‡	52,306	1,098,058
Telefonaktiebolaget LM Ericsson Class B‡‡	18,146	199,219
Volvo AB Class B*‡‡	270,287	3,969,885

		13,067,602

Switzerland — 6.9%
ABB, Ltd.*‡‡	24,837	523,456
Cie Financiere Richemont SA‡‡	91,579	4,409,100
Clariant AG*‡‡	32,679	477,889
Credit Suisse Group AG	142,386	6,085,801
GAM Holding, Ltd.*	53,402	809,739
Julius Baer Group, Ltd.	39,336	1,431,892
Nestle SA‡‡	305,068	16,252,287
Novartis AG‡‡	326,769	18,738,547
Roche Holding AG‡‡	64,421	8,797,942
Schindler Holding AG‡‡	2,018	216,453
Sonova Holding AG	20,087	2,452,999
STMicroelectronics NV‡‡	7,032	53,837
Sulzer AG‡‡	4,404	510,920
Swatch Group AG (The)Δ	33,075	6,237,884
Swiss Life Holding AG*‡‡	610	69,464
Swiss Reinsurance Co., Ltd.	9,188	402,901
Synthes, Inc.	18,484	2,136,857
UBS AG*	219,646	3,728,383
Xstrata PLC	260,343	4,981,270
Zurich Financial Services AG‡‡	44,856	10,512,733

		88,830,354

Taiwan — 1.8%
Acer, Inc.	924,674	2,350,051
Cathay Financial Holding Co., Ltd.	230,200	351,841
Compal Electronics, Inc.	150,181	179,545
Delta Electronics, Inc.	29,000	121,137
High Tech Computer Corporation	120,250	2,728,974
Hon Hai Precision Industry Co., Ltd.	172,304	648,039
MediaTek, Inc.	225,155	3,163,838
Novatek Microelectronics Corporation, Ltd.	54,445	154,230
Taiwan Semiconductor Manufacturing Co., Ltd.	4,403,348	8,738,619
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	351,404	3,563,237
Unimicron Technology Corporation	109,000	191,195
United Microelectronics Corporation	301,000	133,440
Wintek Corporation*	419,000	656,500

98	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Yuanta Financial Holding Co., Ltd.	314,000	$190,964

		23,171,610

Thailand — 0.3%
Central Pattana PCL@Δ	944,692	941,579
CP ALL PCL	908,099	1,264,158
Italian-Thai Development PCL*	2,293,100	381,554
Siam Commercial Bank PCL	438,226	1,494,444

		4,081,735

Turkey — 0.6%
Akenerji Elektrik Uretim AS*	59,340	157,524
Coca-Cola Icecek AS	74,153	907,337
KOC Holding AS	231,550	1,104,487
Türkiye Garanti Bankasi AS	764,849	4,441,418
Yapi ve Kredi Bankasi AS*	324,531	1,121,741

		7,732,507

United Arab Emirates — 0.0%
DP World, Ltd.	507,600	263,444

United Kingdom — 15.5%
Aberdeen Asset Management PLC	596,030	1,502,761
Admiral Group PLC	38,725	1,013,476
Afren PLC*	109,500	190,246
Aggreko PLC‡‡	104,889	2,586,881
AMEC PLC‡‡	12,800	198,259
Amlin PLC‡‡	40,634	256,157
Anglo American PLCΔ‡‡	264,781	10,709,498
Antofagasta PLC	9,000	174,746
AstraZeneca PLC‡‡	167,228	8,494,322
Autonomy Corporation PLC*‡‡	18,098	515,437
Aviva PLC‡‡	630,564	3,951,301
BAE Systems PLC	484,345	2,604,406
Barclays PLC‡‡	87,268	410,718
Bellway PLC	3,964	35,868
BG Group PLC	510,642	8,972,209
BHP Billiton PLC‡‡	410,621	13,062,102
BP PLC‡‡	1,334,218	8,966,325
British Land Co. PLC‡‡	4,511	32,951
British Sky Broadcasting Group PLC	7,380	81,790
Britvic PLC	123,148	938,631
BT Group PLC‡‡	1,385,158	3,046,311
Burberry Group PLC‡‡	16,567	270,660
Cable & Wireless Worldwide	16,960	19,595
Cairn Energy PLC*	7,907	56,342
Capita Group PLC (The)	57,878	714,633
Capital Shopping Centres Group PLC REIT	3,152	18,207
Centrica PLC‡‡	542,943	2,759,151
Compass Group PLC	1,137,139	9,476,453
Daily Mail & General Trust PLC	8,856	73,176
DSG International PLC*	78,782	31,818
Easyjet PLC*	31,240	181,527
Firstgroup PLC	318,754	1,816,644
G4S PLC	13,999	55,989
GlaxoSmithKline PLC‡‡	764,724	15,070,313
Hammerson PLC REIT‡‡	6,134	37,994
Hays PLC	578,790	1,028,325
HSBC Holdings PLC‡‡	459,912	4,659,951
ICAP PLC	169,660	1,150,025
IMI PLC‡‡	26,713	322,068
Intercontinental Hotels Group PLC	61,450	1,096,597
International Power PLC‡‡	25,479	155,296
Intertek Group PLC	64,019	1,840,377
Investec PLC‡‡	79,878	638,065
ITV PLC*	196,266	183,909
J Sainsbury PLC	224,326	1,376,797
Kesa Electricals PLC‡‡	111,393	256,180
Kingfisher PLC‡‡	66,957	246,337
Land Securities Group PLC REIT‡‡	3,636	36,584
Legal & General Group PLC	180,838	294,020
Lloyds TSB Group PLC*‡‡	2,682,306	3,123,134
Michael Page International PLC	233,700	1,691,679
Mondi PLC‡‡	80,328	649,231
Next PLC	55,826	1,943,360
Old Mutual PLC	96,574	210,570
Pearson PLC‡‡	205,838	3,186,611
Persimmon PLC*‡‡	19,159	120,206
Petrofac, Ltd.‡‡	205,906	4,441,058
Prudential PLC	349,888	3,498,439
Reckitt Benckiser Group PLC‡‡	172,665	9,496,057
Reed Elsevier PLC	7,553	63,834
Rentokil Initial PLC*	120,581	195,103
Rexam PLC‡‡	318,121	1,534,185
Rio Tinto PLC‡‡	108,045	6,315,551
Rolls-Royce Group PLC*‡‡	454,249	4,306,437
Royal Bank of Scotland Group PLC*	96,393	71,487
Sage Group PLC	42,435	184,184
Scottish & Southern Energy PLC	97,181	1,706,751
Severn Trent PLC	2,552	52,557
Smith & Nephew PLC	61,575	561,505
SSL International PLCΔ	67,180	1,222,068
Stagecoach Group PLC‡‡	65,768	188,239
Standard Chartered PLC‡‡	359,474	10,311,341
Tate & Lyle PLC‡‡	76,173	558,572
Tesco PLC‡‡	795,221	5,296,642
TUI Travel PLC	710,564	2,393,177
Tullow Oil PLC	194,195	3,886,461
Unilever PLC‡‡	316,256	9,146,174
Vedanta Resources PLCΔ	35,981	1,223,709
Vodafone Group PLC‡‡	3,793,106	9,360,909
Weir Group PLC (The)‡‡	5,136	114,809
WH Smith PLC‡‡	33,334	237,314
WM Morrison Supermarkets PLC	532,822	2,475,029
Wolseley PLC*‡‡	11,884	298,509

		201,676,320

Total Foreign Common Stocks (Cost $1,110,647,576)		1,260,520,807

FOREIGN PREFERRED STOCKS — 1.0%
Belgium — 0.0%
Fortis*	106,120	145

Brazil — 0.5%
Banco Bradesco SA	108,099	2,161,980
Eletropaulo Metropolitana de Sao Paulo SA Class B	24,051	428,142
Investimentos Itau SA	166,906	1,265,605
Ultrapar Participacoes SA	38,116	2,289,438

		6,145,165

See Notes to Schedules of Investments.	99

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chile — 0.0%
Embotelladora Andina SA Class A	38,000	$153,210
Embotelladora Andina SA Class B	28,700	138,263

		291,473

France — 0.0%
Cie Generale des Etablissements Michelin Class BΔ‡‡	12,139	33,891

Germany — 0.3%
Henkel AG & Co. KGaA	24,260	1,303,057
ProSiebenSat.1 Media AG	47,891	1,137,961
Volkswagen AG‡‡	6,290	759,132

		3,200,150

Russia — 0.0%
MDM Bank OAO@*	656,800	269,288

South Korea — 0.2%
Samsung Electronics Co., Ltd.	4,319	2,109,786

Total Foreign Preferred Stocks (Cost $9,286,377)		12,049,898

RIGHTS — 0.0%
Henderson Land Development‡‡ (Cost $0)	71	21

MONEY MARKET FUNDS — 15.1%
GuideStone Money Market Fund (GS4 Class)¥	21,983,824	21,983,824
Northern Institutional Liquid Assets Portfolio§	174,379,226	174,379,226

Total Money Market Funds (Cost $196,363,050)		196,363,050

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.14%, 11/18/10‡‡	$170,000	169,972
0.16%, 11/18/10‡‡	35,000	34,994
0.17%, 11/18/10‡‡	260,000	259,957
0.18%, 11/18/10‡‡	58,000	57,990
0.20%, 11/18/10‡‡	5,275,000	5,274,137
0.22%, 11/18/10‡‡	160,000	159,974
0.22%, 11/18/10‡‡	760,000	759,876

Total U.S. Treasury Obligations (Cost $6,716,208)		6,716,900

TOTAL INVESTMENTS — 113.7% (Cost $1,323,013,211)		1,475,650,676

	Shares
SECURITIES SOLD SHORT — (1.7)%
Australia — (0.1)%
Adelaide Brighton, Ltd.	(14,667)	(48,767)
Alumina, Ltd.	(111,336)	(194,777)
Amcor, Ltd.	(18,166)	(114,305)
AWE, Ltd.*	(34,541)	(51,748)
Boral, Ltd.	(9,716)	(43,292)
Cochlear, Ltd.	(1,231)	(83,585)
ConnectEast Group	(111,654)	(46,945)
CSL, Ltd.	(1,189)	(37,982)
David Jones, Ltd.	(8,121)	(39,090)
Energy Resources of Australia, Ltd.	(2,260)	(29,052)
Fortescue Metals Group, Ltd.*	(4,486)	(22,590)
Iluka Resources, Ltd.*	(4,894)	(28,382)
Insurance Australia Group, Ltd.	(24,369)	(85,736)
Macquarie Group, Ltd.	(1,242)	(43,540)
MAp Group	(10,669)	(30,111)
Perpetual, Ltd.	(8,408)	(246,971)
Primary Health Care, Ltd.	(19,892)	(67,678)
Seek, Ltd.	(14,714)	(106,379)
Sims Metal Management, Ltd.	(6,480)	(110,483)
Spark Infrastructure Group 144A	(11,645)	(12,437)
Toll Holdings, Ltd.	(20,115)	(128,318)
WorleyParsons, Ltd.	(316)	(6,796)

		(1,578,964)

Belgium — 0.0%
Dexia SA*	(38,520)	(169,721)
Telenet Group Holding NV	(2,544)	(85,350)

		(255,071)

Denmark — (0.1)%
Topdanmark A/S*	(1,077)	(135,738)
TrygVesta AS	(9,696)	(582,987)
Vestas Wind Systems A S*	(12,439)	(468,726)
William Demant Holding*	(2,412)	(177,984)

		(1,365,435)

Finland — (0.1)%
Nokian Renkaat OYJ	(6,185)	(212,395)
Outokumpu OYJ	(22,866)	(454,178)
Rautaruukki OYJ	(14,249)	(294,482)

		(961,055)

France — (0.1)%
Air France-Klm*	(16,174)	(248,054)
Alcatel-Lucent*	(88,540)	(298,135)
Eiffage SA	(6,455)	(306,937)
Electricite de France	(1,479)	(63,794)
Etablissements Maurel Et Prom	(2,050)	(28,198)
Hermes International	(177)	(40,417)
Iliad SA	(1,028)	(107,111)
Neopost SA	(2,411)	(179,426)
Renault SA*	(181)	(9,314)
Vallourec SA	(2,967)	(294,742)

		(1,576,128)

Germany — (0.1)%
Bilfinger Berger AG	(1,160)	(79,954)
Fraport AG Frankfurt Airport Services Worldwide	(5,323)	(323,717)
Hamburger Hafen und Logistik AG	(15,437)	(600,821)
SGL Carbon SE*	(5,148)	(178,363)

		(1,182,855)

Ireland — (0.1)%
Charter International PLC	(10,078)	(109,870)
James Hardie Industries SE ADR*	(24,829)	(134,391)
Shire PLC	(9,158)	(206,299)
United Business Media, Ltd.	(19,388)	(191,724)

		(642,284)

Italy — (0.1)%
A2A SpA	(404,603)	(620,523)

100	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Banca Carige SpA	(54,414)	$(126,700)
Buzzi Unicem SpA	(30,270)	(319,809)
Mediobanca SpA*	(8,169)	(75,950)
Mediolanum SpA	(17,201)	(76,503)

		(1,219,485)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(95,436)
Advantest Corporation	(3,400)	(67,650)
Aeon Credit Service Co., Ltd.	(7,100)	(76,460)
Bank of Kyoto, Ltd. (The)	(9,000)	(72,988)
Casio Computer Co., Ltd.	(22,800)	(169,061)
Disco Corporation	(2,600)	(149,497)
Eisai Co., Ltd.	(1,200)	(41,960)
Furukawa Electric Co, Ltd.	(30,000)	(112,841)
GS Yuasa Corporation	(17,000)	(119,538)
Hamamatsu Photonics KK	(3,400)	(110,903)
Hirose Electric Co., Ltd.	(1,000)	(100,743)
Hiroshima Bank, Ltd. (The)	(5,000)	(20,364)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(53,103)
Isetan Mitsukoshi Holdings, Ltd.	(3,500)	(36,350)
Jafco Co., Ltd.	(3,400)	(80,276)
Japan Steel Works, Ltd. (The)	(12,000)	(112,985)
Joyo Bank, Ltd. (The)	(24,000)	(104,648)
Kawasaki Heavy Industries, Ltd.	(29,000)	(82,331)
Kintetsu Corporation	(53,000)	(179,037)
Matsui Securities Co., Ltd.	(22,000)	(123,071)
Mitsubishi Heavy Industries, Ltd.	(37,000)	(136,512)
Mitsubishi Materials Corporation*	(36,000)	(103,498)
MS&AD Insurance Group Holdings	(4,500)	(103,336)
NGK Insulators, Ltd.	(7,000)	(116,303)
Nippon Sheet Glass Co., Ltd.	(30,000)	(65,405)
Nitori Co., Ltd.	(550)	(45,987)
NOK Corporation	(9,000)	(156,648)
NSK, Ltd.	(16,000)	(108,481)
Olympus Corporation	(2,900)	(75,939)
OSAKA Titanium Technologies Co.	(2,600)	(121,778)
Rakuten, Inc.	(177)	(129,548)
Seven Bank, Ltd.	(18)	(32,235)
Shimadzu Corporation	(26,000)	(199,952)
Shin-Etsu Chemical Co., Ltd.	(1,500)	(73,041)
Shiseido Co., Ltd.	(1,800)	(40,407)
SMC Corporation	(300)	(39,566)
Sumco Corporation*	(9,900)	(154,406)
Sumitomo Chemical Co., Ltd.	(30,000)	(131,529)
Sumitomo Metal Industries, Ltd.	(37,000)	(93,519)
Suruga Bank, Ltd.	(8,000)	(70,532)
Taiyo Nippon Sanso Corporation	(17,000)	(144,586)
Takashimaya Co., Ltd.	(13,000)	(100,288)
Tokyo Broadcasting System, Inc.	(8,000)	(102,923)
Toray Industries, Inc.	(3,000)	(16,711)
Toyota Boshoku Corporation	(4,300)	(71,546)
Tsumura & Co.	(3,200)	(99,511)
Ushio, Inc.	(3,600)	(60,589)
Yakult Honsha Co., Ltd.	(5,000)	(154,408)
Yaskawa Electric Corporation	(9,000)	(72,556)

		(4,730,982)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(5,825)	(374,284)

Netherlands — 0.0%
Fugro NV	(4,878)	(320,760)
Koninklijke Boskalis Westminster NV	(9)	(378)
SBM Offshore NV	(4,464)	(84,589)
Wolters Kluwer NV	(6,732)	(141,332)

		(547,059)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(28,813)	(171,272)

Russia — 0.0%
Alliance Oil Co., Ltd. GDR*	(23,008)	(309,261)

Spain — (0.1)%
Acciona SA	(5,032)	(425,038)
Gestevision Telecinco SA	(31,740)	(349,619)
Grifols SA	(32,350)	(463,945)

		(1,238,602)

Sweden — 0.0%
Hexagon AB	(7,678)	(164,715)
Meda AB	(13,278)	(105,982)

		(270,697)

Switzerland — (0.1)%
Baloise-Holding AG	(871)	(78,533)
Julius Baer Group, Ltd.	(5,151)	(187,504)
Lonza Group AG	(3,328)	(284,319)
Sonova Holding AG	(1,077)	(131,522)

		(681,878)

United Kingdom — (0.4)%
Aegis Group PLC	(104,862)	(203,438)
Berkeley Group Holdings PLC*	(7,941)	(103,039)
BG Group PLC	(5,523)	(97,042)
Bunzl PLC	(20,573)	(245,294)
Capita Group PLC (The)	(37,105)	(458,144)
Cobham PLC	(94,680)	(343,571)
Cookson Group PLC*	(9,706)	(83,402)
Drax Group PLC	(27,747)	(167,071)
Electrocomponents PLC	(8,500)	(32,420)
Eurasian Natural Resources Corporation PLC	(10,261)	(148,053)
Firstgroup PLC	(22,758)	(129,702)
Hays PLC	(29,940)	(53,194)
ICAP PLC	(6,788)	(46,012)
Intercontinental Hotels Group PLC	(3,627)	(64,725)
Invensys PLC	(63,978)	(300,000)
Lonmin PLC*	(10,427)	(273,377)
Man Group PLC	(94,293)	(324,540)
National Grid PLC	(9,157)	(77,677)
Pennon Group PLC	(24,528)	(224,057)
Provident Financial PLC	(2,547)	(32,969)
Prudential PLC	(24,604)	(246,009)
Smiths Group PLC	(1,035)	(19,819)
Standard Life PLC	(150,053)	(544,979)
Thomas Cook Group PLC	(21,109)	(56,969)
TUI Travel PLC	(27,644)	(93,105)
United Utilities Group PLC	(8,755)	(78,806)

See Notes to Schedules of Investments.	101

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Whitbread PLC	(62)	$(1,582)

		(4,448,996)

Total Securities Sold Short
(Cost $(20,258,869))		(21,554,308)

Liabilities in Excess of Other Assets — (12.0)%		(156,055,552)

NET ASSETS — 100.0%		$1,298,040,816

Please see abbreviation and footnote definitions on page 104.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	15.5
Japan	14.7
France	8.0
Switzerland	6.9
Germany	6.2
Australia	4.6
Netherlands	4.0
Spain	3.9
Hong Kong	3.2
China	3.0
Brazil	2.6
South Korea	2.5
India	2.3
Italy	1.9
Taiwan	1.8
Russia	1.5
Canada	1.4
Singapore	1.4
Denmark	1.2
South Africa	1.2
Indonesia	1.1
Sweden	1.0
Mexico	0.8
Norway	0.8
Malaysia	0.7
Ireland	0.6
Turkey	0.6
Greece	0.4
Israel	0.4
Egypt	0.3
Finland	0.3
Peru	0.3
Philippines	0.3
Thailand	0.3
Chile	0.2
Colombia	0.2
Hungary	0.2
Panama	0.2
Argentina	0.1
Austria	0.1
Belgium	0.1
Luxembourg	0.1
New Zealand	0.1
Nigeria	0.1
Bermuda	—	**
Czech Republic	—	**
Estonia	—	**
Guernsey	—	**
Jersey	—	**
Kazakhstan	—	**
Poland	—	**
Sri Lanka	—	**
United Arab Emirates	—	**

Total Foreign Common Stocks	97.1

Total Money Market Funds	15.1

Total Futures Contracts	3.3

Total Foreign Preferred Stocks	1.0

Total U.S. Treasury Obligations	0.5

Total Rights	—	**

Total Forward Foreign Currency Contracts	(1.0)

Total Securities Sold Short	(1.7)

Total Investments	114.3

**	Rounds to less than 0.005%.

102	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Foreign Common Stocks^	$1,260,354,371	$—
Foreign Preferred Stocks	11,780,610	—
Futures Contracts	—	218,187
Money Market Funds	196,363,050	—
Rights	21	—
Level 2 — Other Significant Observable Inputs
Foreign Preferred Stocks	269,288	—
Forward Foreign Currency Contracts	—	3,397,630
U.S. Treasury Obligations	6,716,900	—
Level 3 — Significant Unobservable Inputs
Foreign Common Stocks	166,436	—

Total Assets	$1,475,650,676	$3,615,817

Liabilities:
Level 1 — Quoted Prices
Futures Contracts	$—	$133,683
Level 2 — Other Significant Observable Inputs
Forward Foreign Currency Contracts	—	(2,401,960)
Securities Sold Short	(21,554,308)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(21,554,308)	$(2,268,277)

^	For securities that principally trade on a foreign market or exchange, the Fund performs an analysis that measures the price movement between the time the foreign markets valued the securities on their respective exchanges and the time that the Fund calculates its NAV. In periods where there is a Significant Event, as defined in Note 1, the Fund will categorize the foreign equity securities as Level 2. A Significant Event was deemed to have occurred at 12/31/09; however, the market movements at 9/30/10 did not meet the Significant Event threshold. As a result, securities still held by the Fund at 9/30/10 were transferred from Level 2 into Level 1 with an end of period value of $1,025,808,905. Please refer to the note on security valuation in the Notes to the Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Rights	$1,251	$—
Accrued discounts/premiums
Rights	—	—
Realized gain (loss)
Rights	619	—
Changed in unrealized appreciation (depreciation)
Rights	(1,251)	—
Purchases
Rights	—	—
Sales
Rights	(619)	—
Transfers in and/or out of Level 3
Foreign Common Stocks	166,436	—
Rights	—	—

Balance, 09/30/10	$166,436	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedules of Investments.	103

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2010, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$17,800,000	1.59%
Low-Duration Bond	113,450,201	15.33
Medium-Duration Bond	104,064,046	10.17
Extended-Duration Bond	46,697,861	9.77
Global Bond	27,397,080	12.32
Small Cap Equity	2,627,962	0.60
International Equity	1,425,781	0.11

INVESTMENT FOOTNOTES:
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.(2)
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security.(1)
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2010.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)

Securities fair valued at Valuation Hierarchy Level 3 were held in the Medium-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Value Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $0, $0, $0, $1,209, $590,850 and $166,436, respectively, which amounted to 0.00%, 0.00%, 0.00%, 0.00%, 0.14% and 0.01% of each of those funds, respectively.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(S)	—	Par is denominated in SouthAfrican Rand (ZAR).
(U)	—	Par is denominated in United Kingdom Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Paris denominated in NewZealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
BTAB	—	Counterparty to contract is Deutsche Bank Alex Brown.
CHASE	—	Counterparty to contract is Chase Securities, Inc.
CITI	—	Counterparty to contract is Citibank NA London.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is HongKong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SSB	—	Counterparty to contract is Salomon Smith Barney.
UBPS	—	Counterparty to contract is UBS AG.

104

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and

105

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by ID;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments);

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using

106

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective Fund.

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk

107

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may

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be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the fiscal year ending September 30, 2010, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

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If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade

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securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

As of September 30, 2010, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $42,362,534 and $29,120,000, respectively. Medium-Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $8,900,000. The notional amounts of the swaps are not recorded in the schedules of investments; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond
Fair value of written credit derivatives	$(121,587)	$(5,021)	$—	$—	$(126,608)
Maximum potential amount of future payments	4,100,000	4,800,000	—	—	8,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$3,800,000	$—	$—	$—	$3,800,000
101 - 250	—	—	1,000,000	—	1,000,000
251 - 500	—	—	4,100,000	—	4,100,000
501 - 1,000	—	—	—	—	—
Greater than 1,000	—	—	—	—	—

Total	$3,800,000	$—	$5,100,000	$—	$8,900,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at September 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund	$26,230	$—	$—	$—	$26,230
MyDestination 2025 Fund	26,011	—	—	—	26,011
MyDestination 2035 Fund	28,756	—	—	—	28,756
MyDestination 2045 Fund	33,378	—	—	—	33,378
Conservative Allocation Fund	27,171	—	—	—	27,171
Balanced Allocation Fund	301,450	—	—	—	301,450
Growth Allocation Fund	138,042	—	—	—	138,042
Aggressive Allocation Fund	251,670	—	—	—	251,670
Balanced Allocation Fund I	97,467	—	—	—	97,467
Growth Allocation Fund I	104,475	—	—	—	104,475
Aggressive Allocation Fund I	70,945	—	—	—	70,945
Low-Duration Bond Fund	2,792,163	281,190	410,048	2,100,925	—
Medium-Duration Bond Fund	1,786,565	821,916	488,240	476,409	—
Inflation Protected Bond Fund	435	435	—	—	—
Global Bond Fund	814,881	2,615	812,266	—	—
Equity Index Fund	146,305	—	—	—	146,305

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Asset Derivative Value
Fund	Total Value at September 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Real Estate Securities Fund	$197,013	$—	$—	$—	$197,013
Value Equity Fund	752,872	—	—	—	752,872
Growth Equity Fund	868,109	—	—	—	868,109
Small Cap Equity Fund	3,738,619	1,083	2,693	—	3,734,843
International Equity Fund	3,615,817	—	3,397,630	—	218,187

	Liability Derivative Value
Low-Duration Bond Fund	$4,257,316	$1,795,967	$2,362,315	$99,034	$—
Medium-Duration Bond Fund	4,907,962	2,099,295	2,424,380	384,287	—
Inflation Protected Bond Fund	19,547	19,547	—	—	—
Global Bond Fund	1,423,553	128,462	1,295,091	—	—
Small Cap Equity Fund	110,247	57,903	52,344	—	—
International Equity Fund	2,268,276	—	2,401,960	—	(133,684)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2010.

The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2015 Fund	$—	$2,336,039	$—	$—
MyDestination 2025 Fund	—	2,321,510	—	—
MyDestination 2035 Fund	—	1,595,077	—	—
MyDestination 2045 Fund	—	1,476,156	—	—
Conservative Allocation Fund	—	1,559,255	—	—
Balanced Allocation Fund	—	12,564,859	—	—
Growth Allocation Fund	—	12,662,614	—	—
Aggressive Allocation Fund	—	14,007,860	—	—
Balanced Allocation Fund I	—	3,165,552	—	—
Growth Allocation Fund I	—	3,283,618	—	—
Aggressive Allocation Fund I	—	2,617,064	—	—
Low-Duration Bond Fund	28,520,510	170,078,748	93,375	44,886,268
Medium-Duration Bond Fund	37,880,977	165,313,227	57,793	107,838,182
Inflation Protected Bond Fund	—	4,211,251	—	—
Global Bond Fund	47,156,990	1,114,295	49,170	—
Equity Index Fund	—	9,057,234	—	—
Real Estate Securities Fund	—	4,655,504	—	—
Value Equity Fund	—	34,400,187	—	—
Growth Equity Fund	—	59,007,182	—	—
Small Cap Equity Fund	656,146	65,536,094	7,983	—
International Equity Fund	52,063,437	59,810,894	—	—

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Liability Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond Fund	$69,643,948	$26,468,045	$714,056	$—
Medium-Duration Bond Fund	62,260,695	33,407,999	1,130,293	—
Inflation Protected Bond Fund	—	3,850,653	—	—
Global Bond Fund	49,266,989	16,950,999	—	—
Small Cap Equity Fund	1,518,891	4,747,113	11,819	—
International Equity Fund	45,386,739	12,451,708	—	—

3. Futures Contracts

Investments as of September 30, 2010, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
December 2010 S&P 500® E-Mini	34	$1,932,390	$26,230

MyDestination 2025 Fund
December 2010 S&P 500® E-Mini	46	$2,614,410	$26,011

MyDestination 2035 Fund
December 2010 S&P 500® E-Mini	30	$1,705,050	$28,756

MyDestination 2045 Fund
December 2010 S&P 500® E-Mini	29	$1,648,215	$33,378

Conservative Allocation Fund
December 2010 S&P 500®	4	$1,136,700	$27,171

Balanced Allocation Fund
December 2010 S&P 500®	47	$13,356,225	$301,450

Growth Allocation Fund
December 2010 S&P 500®	49	$13,924,575	$138,042

Aggressive Allocation Fund
December 2010 S&P 500®	60	$17,050,500	$251,670

Balanced Allocation Fund I
December 2010 S&P 500® E-Mini	54	$3,069,090	$97,467

Growth Allocation Fund I
December 2010 S&P 500® E-Mini	53	$3,012,255	$104,475

Aggressive Allocation Fund I
December 2010 S&P 500® E-Mini	50	$2,841,750	$70,945

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
December 2010 90-Day Euro	(5)	$(1,245,500)	$(5,040)
December 2010 2-Year U.S. Treasury Note	319	70,015,516	103,739
December 2010 5-Year U.S. Treasury Note	(140)	(16,921,406)	(136,423)
December 2010 10-Year U.S. Treasury Note	106	13,360,969	76,788
December 2010 Euro-BOBL	23	3,781,702	(13,796)
December 2010 Euro-Bund	18	3,225,100	(8,343)
September 2011 90-Day Euro	(4)	(994,200)	(12,725)
December 2011 90-Day Euro	(4)	(993,000)	(15,062)
March 2011 90-Day Euro	(5)	(1,244,875)	(8,565)
June 2011 90-Day EURIBOR	3	1,009,608	4,754
June 2011 90-Day Euro	(3)	(746,363)	(7,359)
March 2012 90-Day Euro	(5)	(1,239,563)	(20,978)
June 2013 90-Day Euro	2	491,675	3,720

		$68,499,663	$(39,290)

Medium-Duration Bond Fund
December 2010 2-Year U.S. Treasury Note	(39)	$(8,559,891)	$(12,054)
December 2010 5-Year U.S. Treasury Note	251	30,337,664	149,884
December 2010 5-Year U.S. Treasury Note	(89)	(10,757,180)	(92,860)
December 2010 10-Year U.S. Treasury Note	229	28,864,734	85,685
December 2010 10-Year U.S. Treasury Note	(136)	(17,142,375)	(111,981)
December 2010 Euro-BOBL	24	3,946,124	(14,396)
December 2010 Euro-Bund	57	10,212,817	66,050
December 2010 U.S. Long Treasury Bond	151	20,191,531	4,489
December 2010 U.S. Long Treasury Bond	(104)	(13,906,750)	7,318
December 2010 U.S. Ultra Long Treasury Bond	46	6,498,938	(80,821)
June 2011 90-Day EURIBOR	6	2,019,215	9,509

		$51,704,827	$10,823

Inflation Protected Bond Fund
December 2010 5-Year U.S. Treasury Note	(33)	$(3,988,617)	$(21,035)
December 2010 10-Year U.S. Treasury Note	6	756,281	435
December 2010 U.S. Long Treasury Bond	(4)	(534,875)	1,992
December 2010 U.S. Ultra Long Treasury Bond	(4)	(564,500)	(504)

		$(4,331,711)	$(19,112)

Global Bond Fund
December 2010 90-Day Sterling	(4)	$(781,174)	$3,306
December 2010 5-Year U.S. Treasury Note	(114)	(13,778,859)	(119,191)
December 2010 10-Year U.S. Treasury Note	(17)	(2,142,797)	(18,282)

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
December 2010 Euro-BOBL	(93)	$(15,291,232)	$9,374
December 2010 Euro-Bund	(19)	(3,404,272)	(3,669)
December 2010 U.S. Long Treasury Bond	3	401,156	(385)

		$(34,997,178)	$(128,847)

Equity Index Fund
December 2010 S&P 500®	37	$10,514,475	$146,305

Real Estate Securities Fund
December 2010 Russell 2000® IMM- Mini	71	$4,788,950	$197,013

Value Equity Fund
December 2010 S&P 500®	87	$24,723,225	$706,793
December 2010 S&P 500® E-Mini	24	1,364,040	46,079

		$26,087,265	$752,872

Growth Equity Fund
December 2010 S&P 500®	148	$42,057,900	$868,109

Small Cap Equity Fund
December 2010 2-Year U.S. Treasury Note	(1)	$(219,484)	$(363)
December 2010 5-Year U.S. Treasury Note	21	2,538,211	17,135
December 201010-Year U.S. Treasury Note	(35)	(4,411,641)	(30,223)
December 2010 Russell 2000® IMM- Mini	1,036	69,878,200	3,734,843
December 2010 U.S. Long Treasury Bond	(10)	(1,337,188)	(4,587)
December 2010 U.S. Ultra Long Treasury Bond	8	1,130,250	(19,526)
December 2011 90-Day Euro	8	1,986,000	3,474
December 2012 90-Day Euro	(8)	(1,973,800)	(6,839)

		$67,590,548	$3,693,914

International Equity Fund
October 2010 AEX Index	53	$4,830,071	$(42,652)
October 2010 CAC40 Index	121	6,119,775	(94,569)
October 2010 Hang Seng Index	(12)	(1,726,648)	(2,837)
October 2010 IBEX 35	15	2,134,546	(59,467)
October 2010 MSCI Singapore Index	2	110,653	(412)
October 2010 OMX Index	(8)	(128,984)	(522)
December 2010 DAX Index	23	4,892,133	(15,937)
June 2010 FTSE 100 Index®	50	4,343,129	(5,255)
June 2010 MSCIEAFE Index E-Mini	283	22,025,890	250,307
June 2010 MSCI Emerging Markets E-Mini	142	7,668,000	201,645
June 2010 S&P MIB Index	25	3,476,463	(62,321)
June 2010 S&P/TSE 60 Index	(14)	(1,939,780)	(26,305)
June 2010 SPI 200 Index®	(80)	(8,892,242)	111,836
June 2010 Swiss Synthetic Future	55	3,614,642	46,848
June 2010 Swiss Synthetic Future	(55)	(3,523,940)	43,854
June 2010 TOPIX Index®	(4)	(396,023)	7,657

		$42,607,685	$351,870

117

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

4. Forward Foreign Currency Contracts

As of September 30, 2010, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/01/10	Australian Dollars	CS	90,000	U.S. Dollars	86,978	$122
10/01/10	U.S. Dollars	JPM	87,407	Australian Dollars	90,443	407
10/04/10	Brazilian Reals	HSBC	991,930	U.S. Dollars	585,742	(34,332)
10/04/10	Brazilian Reals	HSBC	785,978	U.S. Dollars	464,125	(20,321)
10/04/10	U.S. Dollars	JPM	1,049,867	Brazilian Reals	1,777,908	60,216
10/12/10	Euro	CITIG	7,673,000	U.S. Dollars	10,459,327	(703,646)
10/12/10	U.S. Dollars	CITIG	297,163	Euro	218,000	19,887
10/20/10	United Kingdom Pounds	RBS	582,500	U.S. Dollars	913,269	796
10/20/10	United Kingdom Pounds	CITI	1,823,000	U.S. Dollars	2,863,336	(80,491)
10/20/10	United Kingdom Pounds	RBS	582,500	U.S. Dollars	914,917	(1,648)
10/20/10	United Kingdom Pounds	CITI	547,000	U.S. Dollars	859,158	10,662
10/20/10	United Kingdom Pounds	UBS	1,897,000	U.S. Dollars	2,979,566	(6,227)
10/29/10	Australian Dollars	BAR	5,718,384	U.S. Dollars	5,507,158	(431,035)
10/29/10	U.S. Dollars	CS	86,676	Australian Dollars	90,000	(131)
11/12/10	South Korean Won	RBS	206,272,500	U.S. Dollars	180,570	(5,570)
11/12/10	South Korean Won	RBS	206,237,500	U.S. Dollars	180,539	(5,539)
11/12/10	South Korean Won	RBS	273,150,000	U.S. Dollars	239,114	(8,081)
11/12/10	South Korean Won	CITI	272,771,000	U.S. Dollars	238,782	(8,255)
11/12/10	South Korean Won	BAR	279,471,000	U.S. Dollars	244,647	(8,607)
11/12/10	U.S. Dollars	UBS	710,279	South Korean Won	811,382,000	(4,721)
11/12/10	U.S. Dollars	JPM	240,716	South Korean Won	274,980,000	716
11/12/10	U.S. Dollars	MSCS	241,840	South Korean Won	276,264,000	1,840
11/12/10	U.S. Dollars	CITI	60,875	South Korean Won	69,540,000	875
11/12/10	U.S. Dollars	CITI	131,406	South Korean Won	150,111,000	1,406
11/12/10	U.S. Dollars	JPM	133,130	South Korean Won	152,080,500	3,130
11/12/10	U.S. Dollars	CITI	133,062	South Korean Won	152,002,500	3,062
11/12/10	U.S. Dollars	GSC	61,610	South Korean Won	70,380,000	1,610
11/12/10	U.S. Dollars	CITI	61,337	South Korean Won	70,068,000	1,337
11/12/10	U.S. Dollars	CITI	122,653	South Korean Won	140,112,000	2,653
11/12/10	U.S. Dollars	CITI	122,054	South Korean Won	139,428,000	2,054
11/12/10	U.S. Dollars	DEUT	122,128	South Korean Won	139,512,000	2,128
11/12/10	U.S. Dollars	BAR	102,981	South Korean Won	117,640,000	2,981
11/12/10	U.S. Dollars	BAR	103,139	South Korean Won	117,820,000	3,139
11/12/10	U.S. Dollars	JPM	71,127	South Korean Won	81,251,400	2,369
11/12/10	U.S. Dollars	BAR	83,381	South Korean Won	95,250,000	3,157
11/12/10	U.S. Dollars	RBS	80,510	South Korean Won	91,970,000	4,979
11/12/10	U.S. Dollars	CITI	96,048	South Korean Won	109,720,000	6,550
11/12/10	U.S. Dollars	MLCS	176,777	South Korean Won	201,940,000	8,941
11/17/10	Chinese Yuan Renminbi	BAR	5,303,151	U.S. Dollars	793,006	(3,259)
11/17/10	Chinese Yuan Renminbi	CITI	7,223,298	U.S. Dollars	1,080,135	(1,387)
11/17/10	Chinese Yuan Renminbi	BAR	8,799,062	U.S. Dollars	1,315,767	(2,866)
11/17/10	Euro	CITI	3,833,000	U.S. Dollars	5,223,373	(348,757)
11/17/10	U.S. Dollars	GSC	1,036,343	Chinese Yuan Renminbi	6,930,440	(8,657)
11/17/10	U.S. Dollars	DEUT	2,152,566	Chinese Yuan Renminbi	14,395,071	(16,346)

118

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/18/10	Canadian Dollars	RBS	21,180,000	U.S. Dollars	20,561,899	$127,150
11/23/10	Chinese Yuan Renminbi	BAR	2,728,670	U.S. Dollars	408,099	(1,799)
11/23/10	Chinese Yuan Renminbi	CITI	2,599,860	U.S. Dollars	388,834	(1,662)
11/23/10	Chinese Yuan Renminbi	BTAB	2,587,605	U.S. Dollars	387,001	(1,654)
11/23/10	Chinese Yuan Renminbi	JPM	3,155,229	U.S. Dollars	471,895	(895)
11/23/10	Chinese Yuan Renminbi	JPM	2,633,576	U.S. Dollars	393,876	(1,800)
11/23/10	Chinese Yuan Renminbi	DEUT	2,490,051	U.S. Dollars	372,411	(1,757)
11/23/10	Chinese Yuan Renminbi	UBS	1,994,287	U.S. Dollars	298,265	(1,694)
11/23/10	Euro	DEUT	5,035,000	U.S. Dollars	6,861,019	(413,047)
11/23/10	Euro	JPM	54,000	U.S. Dollars	73,584	(4,098)
11/23/10	Euro	UBS	2,335,000	U.S. Dollars	3,181,823	(35,948)
11/23/10	U.S. Dollars	BAR	157,649	Chinese Yuan Renminbi	1,054,091	(1,351)
11/23/10	U.S. Dollars	JPM	2,562,731	Chinese Yuan Renminbi	17,135,189	(17,093)
11/23/10	U.S. Dollars	RBS	1,642,012	Euro	1,205,000	107,789
12/02/10	U.S. Dollars	HSBC	458,307	Brazilian Reals	785,978	20,339
12/20/10	United Kingdom Pounds	UBS	1,264,000	U.S. Dollars	1,984,472	(15,394)
01/10/11	U.S. Dollars	JPM	85,037	Chinese Yuan Renminbi	567,800	37
01/14/11	U.S. Dollars	DEUT	294,526	Taiwan Dollars	9,185,000	(2,387)
01/14/11	U.S. Dollars	MSCS	362,121	Taiwan Dollars	11,293,000	2,758
01/14/11	U.S. Dollars	UBS	196,116	Taiwan Dollars	6,116,000	3,151
01/14/11	U.S. Dollars	JPM	235,236	Taiwan Dollars	7,336,000	2,937
01/14/11	U.S. Dollars	BTAB	89,672	Taiwan Dollars	2,796,480	838
04/07/11	U.S. Dollars	JPM	496,820	Chinese Yuan Renminbi	3,309,368	(2,180)
04/28/11	U.S. Dollars	MLCS	143,087	Chinese Yuan Renminbi	952,416	(913)
04/28/11	U.S. Dollars	JPM	170,935	Chinese Yuan Renminbi	1,137,780	(1,065)
06/15/11	U.S. Dollars	HSBC	48,032	Chinese Yuan Renminbi	319,176	32
11/04/11	U.S. Dollars	DEUT	376,514	Chinese Yuan Renminbi	2,490,150	(13,486)
02/13/12	U.S. Dollars	UBS	302,405	Chinese Yuan Renminbi	1,994,287	(7,291)
02/13/12	U.S. Dollars	DEUT	362,152	Chinese Yuan Renminbi	2,388,307	(8,502)
02/13/12	U.S. Dollars	BTAB	376,479	Chinese Yuan Renminbi	2,482,791	(8,868)
02/13/12	U.S. Dollars	CITI	378,497	Chinese Yuan Renminbi	2,496,098	(8,675)
02/13/12	U.S. Dollars	JPM	383,083	Chinese Yuan Renminbi	2,526,343	(8,993)
02/13/12	U.S. Dollars	BAR	397,258	Chinese Yuan Renminbi	2,619,822	(9,042)
02/13/12	U.S. Dollars	JPM	459,304	Chinese Yuan Renminbi	3,029,001	(11,696)
02/13/12	U.S. Dollars	CITI	770,914	Chinese Yuan Renminbi	5,083,996	(18,833)
02/13/12	U.S. Dollars	CITI	1,095,308	Chinese Yuan Renminbi	7,223,298	(28,765)
02/13/12	U.S. Dollars	BAR	1,334,250	Chinese Yuan Renminbi	8,799,062	(33,551)

						$(1,952,267)

Medium-Duration Bond Fund
10/04/10	Brazilian Reals	HSBC	1,660,865	U.S. Dollars	980,752	$(57,485)
10/04/10	Brazilian Reals	HSBC	1,259,435	U.S. Dollars	743,705	(32,562)
10/04/10	Japanese Yen	UBS	8,436,106	U.S. Dollars	101,059	(2,059)
10/04/10	Japanese Yen	GSC	8,099,111	U.S. Dollars	97,022	(2,022)
10/04/10	U.S. Dollars	JPM	1,724,457	Brazilian Reals	2,920,300	98,908
10/04/10	U.S. Dollars	RBS	198,081	Japanese Yen	16,535,217	358
10/12/10	U.S. Dollars	SSB	2,746	Malaysian Ringgits	8,484	268
10/22/10	Euro	JPM	1,003,172	U.S. Dollars	1,367,360	(86,922)
10/29/10	Australian Dollars	BAR	7,964,892	U.S. Dollars	7,670,684	(600,370)
10/29/10	Australian Dollars	UBS	2,554,000	U.S. Dollars	2,459,660	(94,541)
11/01/10	Japanese Yen	MSCS	101,228,000	U.S. Dollars	1,212,948	(10,144)
11/10/10	South African Rand	MSCS	12,421,972	U.S. Dollars	1,770,161	(47,638)

119

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/10	South Korean Won	RBS	299,389,800	U.S. Dollars	262,084	$(8,084)
11/12/10	South Korean Won	RBS	299,339,000	U.S. Dollars	262,039	(8,039)
11/12/10	South Korean Won	SSB	396,021,000	U.S. Dollars	346,674	(11,985)
11/12/10	South Korean Won	RBS	396,571,000	U.S. Dollars	347,156	(11,732)
11/12/10	South Korean Won	BAR	405,748,000	U.S. Dollars	355,189	(12,497)
11/12/10	U.S. Dollars	CS	370,086	Singapore Dollars	486,735	86
11/12/10	U.S. Dollars	CITI	550,922	Singapore Dollars	724,570	922
11/12/10	U.S. Dollars	HSBC	540,330	Singapore Dollars	710,640	330
11/12/10	U.S. Dollars	RBS	540,905	Singapore Dollars	711,396	905
11/12/10	U.S. Dollars	CS	26,038	Singapore Dollars	34,245	38
11/12/10	U.S. Dollars	SSB	91,312	South Korean Won	104,310,000	1,312
11/12/10	U.S. Dollars	SSB	92,006	South Korean Won	105,102,000	2,006
11/12/10	U.S. Dollars	GSC	92,415	South Korean Won	105,570,000	2,415
11/12/10	U.S. Dollars	BAR	102,981	South Korean Won	117,640,000	2,981
11/12/10	U.S. Dollars	BAR	103,139	South Korean Won	117,820,000	3,139
11/12/10	U.S. Dollars	BTAB	173,015	South Korean Won	197,642,000	3,015
11/12/10	U.S. Dollars	SSB	181,947	South Korean Won	207,846,000	1,947
11/12/10	U.S. Dollars	SSB	183,082	South Korean Won	209,142,000	3,082
11/12/10	U.S. Dollars	SSB	183,980	South Korean Won	210,168,000	3,980
11/12/10	U.S. Dollars	SSB	184,240	South Korean Won	210,465,000	4,240
11/12/10	U.S. Dollars	JPM	184,334	South Korean Won	210,573,000	4,334
11/12/10	U.S. Dollars	JPM	200,545	South Korean Won	229,091,200	6,679
11/12/10	U.S. Dollars	JPM	341,014	South Korean Won	389,555,000	1,014
11/12/10	U.S. Dollars	MSCS	352,683	South Korean Won	402,885,000	2,683
11/12/10	U.S. Dollars	RBS	426,824	South Korean Won	487,580,000	26,397
11/12/10	U.S. Dollars	BAR	442,056	South Korean Won	504,980,000	16,738
11/12/10	U.S. Dollars	SSB	509,241	South Korean Won	581,728,000	34,729
11/12/10	U.S. Dollars	CITI	937,231	South Korean Won	1,070,640,000	47,404
11/12/10	U.S. Dollars	UBS	1,026,179	South Korean Won	1,172,248,400	(6,821)
11/17/10	Chinese Yuan Renminbi	BAR	6,678,947	U.S. Dollars	998,736	(4,105)
11/17/10	Chinese Yuan Renminbi	SSB	9,097,230	U.S. Dollars	1,360,354	(1,747)
11/17/10	Chinese Yuan Renminbi	BAR	11,081,793	U.S. Dollars	1,657,115	(3,610)
11/17/10	U.S. Dollars	GSC	1,524,267	Chinese Yuan Renminbi	10,193,384	(12,733)
11/17/10	U.S. Dollars	DEUT	2,491,938	Chinese Yuan Renminbi	16,664,586	(18,923)
11/18/10	Canadian Dollars	RBS	12,577,000	U.S. Dollars	12,209,962	75,503
11/23/10	Chinese Yuan Renminbi	BAR	3,462,960	U.S. Dollars	517,919	(2,283)
11/23/10	Chinese Yuan Renminbi	BTAB	3,283,937	U.S. Dollars	491,144	(2,099)
11/23/10	Chinese Yuan Renminbi	CITI	3,299,482	U.S. Dollars	493,469	(2,109)
11/23/10	Chinese Yuan Renminbi	JPM	3,999,303	U.S. Dollars	598,134	(1,134)
11/23/10	Chinese Yuan Renminbi	BTAB	3,161,881	U.S. Dollars	472,889	(2,231)
11/23/10	Chinese Yuan Renminbi	JPM	3,344,130	U.S. Dollars	500,147	(2,286)
11/23/10	Chinese Yuan Renminbi	UBS	2,532,357	U.S. Dollars	378,738	(2,151)
11/23/10	Euro	BTAB	7,388,000	U.S. Dollars	10,067,370	(606,077)
11/23/10	Euro	UBS	2,680,000	U.S. Dollars	3,651,943	(41,259)
11/23/10	U.S. Dollars	BAR	182,437	Chinese Yuan Renminbi	1,219,828	(1,563)
11/23/10	U.S. Dollars	JPM	3,270,003	Chinese Yuan Renminbi	21,864,223	(21,810)
11/24/10	Canadian Dollars	CS	1,842,980	U.S. Dollars	1,788,941	28,191
11/24/10	Euro	UBS	824,514	U.S. Dollars	1,123,526	(31,827)
11/24/10	Euro	CITI	6,168,864	U.S. Dollars	8,406,021	(300,413)
11/24/10	Japanese Yen	RBS	177,156,160	U.S. Dollars	2,123,287	(50,655)
11/24/10	Japanese Yen	GSC	156,230,000	U.S. Dollars	1,872,478	(61,662)
11/24/10	Mexican Pesos	DEUT	36,827,361	U.S. Dollars	2,908,068	9,621

120

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/24/10	U.S. Dollars	JPM	1,140,744	Canadian Dollars	1,175,203	$(19,057)
11/24/10	U.S. Dollars	GSC	1,965,372	Japanese Yen	163,980,534	23,648
12/02/10	U.S. Dollars	HSBC	734,381	Brazilian Reals	1,259,435	32,590
12/06/10	Japanese Yen	CITI	16,535,000	U.S. Dollars	198,212	(367)
12/20/10	United Kingdom Pounds	UBS	1,779,000	U.S. Dollars	2,793,019	(21,666)
01/10/11	U.S. Dollars	JPM	123,054	Chinese Yuan Renminbi	821,640	54
01/12/11	U.S. Dollars	MSCS	277,313	Indian Rupees	12,684,600	7,313
01/12/11	U.S. Dollars	BAR	155,090	Indian Rupees	7,093,980	4,090
01/12/11	U.S. Dollars	HSBC	811,916	Indian Rupees	37,137,900	21,916
01/14/11	U.S. Dollars	BTAB	385,433	Taiwan Dollars	12,020,000	(3,123)
01/14/11	U.S. Dollars	MSCS	473,903	Taiwan Dollars	14,779,000	3,609
01/14/11	U.S. Dollars	UBS	256,624	Taiwan Dollars	8,003,000	4,124
01/14/11	U.S. Dollars	JPM	307,866	Taiwan Dollars	9,601,000	3,844
01/14/11	U.S. Dollars	BTAB	117,361	Taiwan Dollars	3,659,980	1,097
02/22/11	U.S. Dollars	BAR	94,076	Mexican Pesos	1,202,254	436
04/07/11	U.S. Dollars	JPM	594,392	Chinese Yuan Renminbi	3,959,304	(2,608)
04/28/11	U.S. Dollars	SSB	281,206	Chinese Yuan Renminbi	1,871,762	(1,794)
04/28/11	U.S. Dollars	JPM	338,889	Chinese Yuan Renminbi	2,255,715	(2,111)
06/15/11	U.S. Dollars	HKSB	990,670	Chinese Yuan Renminbi	6,583,005	670
09/14/11	U.S. Dollars	RBS	132,124	Chinese Yuan Renminbi	875,160	124
09/14/11	U.S. Dollars	CITI	211,517	Chinese Yuan Renminbi	1,401,040	517
09/14/11	U.S. Dollars	UBS	315,297	Chinese Yuan Renminbi	2,088,450	297
11/04/11	U.S. Dollars	BTAB	777,163	Chinese Yuan Renminbi	5,139,925	(27,838)
11/15/11	U.S. Dollars	BTAB	438,686	Chinese Yuan Renminbi	2,900,436	686
02/13/12	U.S. Dollars	UBS	383,995	Chinese Yuan Renminbi	2,532,357	(9,258)
02/13/12	U.S. Dollars	BTAB	459,863	Chinese Yuan Renminbi	3,032,686	(10,795)
02/13/12	U.S. Dollars	BTAB	477,791	Chinese Yuan Renminbi	3,150,917	(11,254)
02/13/12	U.S. Dollars	CITI	480,351	Chinese Yuan Renminbi	3,167,798	(11,009)
02/13/12	U.S. Dollars	JPM	486,441	Chinese Yuan Renminbi	3,207,965	(11,419)
02/13/12	U.S. Dollars	BAR	504,161	Chinese Yuan Renminbi	3,324,821	(11,475)
02/13/12	U.S. Dollars	JPM	582,175	Chinese Yuan Renminbi	3,839,307	(14,825)
02/13/12	U.S. Dollars	CITI	970,912	Chinese Yuan Renminbi	6,402,937	(23,720)
02/13/12	U.S. Dollars	SSB	1,379,463	Chinese Yuan Renminbi	9,097,230	(36,228)
02/13/12	U.S. Dollars	BAR	1,680,393	Chinese Yuan Renminbi	11,081,793	(42,255)

						$(1,936,140)

Global Bond Fund
11/24/10	Australian Dollars	BAR	567,400	U.S. Dollars	544,662	$(33,217)
11/24/10	Australian Dollars	SSB	631,336	U.S. Dollars	606,036	(35,804)
11/24/10	Australian Dollars	JPM	760,000	U.S. Dollars	729,544	(44,290)
11/24/10	Euro	SG	855,820	U.S. Dollars	1,166,185	(33,121)
11/24/10	Euro	BAR	1,500,000	U.S. Dollars	2,043,980	(63,873)
11/24/10	Euro	GSC	564,482	U.S. Dollars	769,193	(23,823)
11/24/10	Euro	MSCS	1,808,255	U.S. Dollars	2,464,025	(75,301)
11/24/10	Euro	SSB	7,697,336	U.S. Dollars	10,488,799	(374,846)
11/24/10	Euro	JPM	1,735,952	U.S. Dollars	2,365,501	(74,894)
11/24/10	Euro	SG	833,906	U.S. Dollars	1,136,325	(62,324)
11/24/10	Euro	SG	843,678	U.S. Dollars	1,149,640	(69,640)
11/24/10	Japanese Yen	DEUT	45,660,780	U.S. Dollars	547,263	(7,263)
11/24/10	Japanese Yen	SG	168,164,000	U.S. Dollars	2,015,512	(53,558)
11/24/10	Japanese Yen	SSB	128,025,470	U.S. Dollars	1,534,436	(50,530)
11/24/10	Japanese Yen	JPM	531,533,148	U.S. Dollars	6,370,635	(194,829)

121

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/24/10	Japanese Yen	SG	91,633,680	U.S. Dollars	1,098,266	$(24,266)
11/24/10	U.S. Dollars	DEUT	715,729	Australian Dollars	745,608	44,942
11/24/10	U.S. Dollars	MSCS	563,689	Australian Dollars	587,221	31,473
11/24/10	U.S. Dollars	CS	604,754	Australian Dollars	630,000	34,730
11/24/10	U.S. Dollars	JPM	1,475,504	Canadian Dollars	1,520,075	(24,649)
11/24/10	U.S. Dollars	UBS	2,139,365	Euro	1,570,000	60,604
11/24/10	U.S. Dollars	DEUT	938,550	Euro	688,767	30,466
11/24/10	U.S. Dollars	CS	2,133,919	Euro	1,566,003	75,533
11/24/10	U.S. Dollars	SG	1,663,046	Japanese Yen	138,756,000	16,715
11/24/10	U.S. Dollars	GSC	11,427,684	Japanese Yen	953,467,400	272,627
11/24/10	U.S. Dollars	DEUT	7,193,956	Japanese Yen	600,226,840	159,115
11/24/10	U.S. Dollars	CS	707,138	Japanese Yen	59,000,000	22,088
11/24/10	U.S. Dollars	GSC	367,208	Mexican Pesos	4,650,275	2,429
11/24/10	U.S. Dollars	GSC	140,472	South African Rand	988,065	7,730
11/24/10	U.S. Dollars	SG	2,006,470	United Kingdom Pounds	1,277,800	(30,726)
11/24/10	U.S. Dollars	JPM	1,158,847	United Kingdom Pounds	738,000	(12,108)
11/24/10	U.S. Dollars	DEUT	471,076	United Kingdom Pounds	300,000	(6,029)
11/24/10	United Kingdom Pounds	BAR	787,510	U.S. Dollars	1,236,590	18,019
11/24/10	United Kingdom Pounds	GSC	200,000	U.S. Dollars	314,051	4,551
11/24/10	United Kingdom Pounds	CS	650,000	U.S. Dollars	1,020,665	9,042
12/01/10	U.S. Dollars	DEUT	516,549	South Korean Won	590,596,400	22,202

						$(482,825)

Small Cap Equity Fund
11/24/10	Euro	CITIG	820,000	U.S. Dollars	1,117,376	$(39,932)
11/24/10	Japanese Yen	GSC	23,558,000	U.S. Dollars	282,352	(6,736)
11/24/10	Japanese Yen	CITIG	14,380,000	U.S. Dollars	172,350	(5,676)
11/24/10	U.S. Dollars	GSC	223,838	Japanese Yen	18,675,916	2,693

						$(49,651)

International Equity Fund
12/15/10	Canadian Dollars	BAR	408,000	U.S. Dollars	395,810	$(7,315)
12/15/10	Canadian Dollars	BAR	8,217,000	U.S. Dollars	7,971,488	(171,796)
12/15/10	Canadian Dollars	BAR	299,000	U.S. Dollars	290,066	(1,777)
12/15/10	Danish Kroner	BAR	1,841,000	U.S. Dollars	336,652	(19,740)
12/15/10	Danish Kroner	BAR	308,000	U.S. Dollars	56,322	(3,677)
12/15/10	Danish Kroner	BAR	187,000	U.S. Dollars	34,195	(1,879)
12/15/10	Danish Kroner	BAR	248,000	U.S. Dollars	45,350	(761)
12/15/10	Euro	BAR	343,000	U.S. Dollars	467,313	(33,113)
12/15/10	Euro	BAR	430,000	U.S. Dollars	585,845	(40,978)
12/15/10	Euro	BAR	318,000	U.S. Dollars	433,253	(30,311)
12/15/10	Euro	BAR	7,638,000	U.S. Dollars	10,406,236	(645,424)
12/15/10	Euro	BAR	802,000	U.S. Dollars	1,092,668	(58,878)
12/15/10	Hong Kong Dollars	BAR	6,000	U.S. Dollars	774	(2)
12/15/10	Hong Kong Dollars	BAR	47,000	U.S. Dollars	6,060	(5)
12/15/10	Israeli Shekels	BAR	10,000	U.S. Dollars	2,741	(132)
12/15/10	Israeli Shekels	BAR	14,000	U.S. Dollars	3,838	(81)
12/15/10	Japanese Yen	BAR	6,365,000	U.S. Dollars	76,311	(430)

122

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/15/10	Japanese Yen	BAR	13,685,000	U.S. Dollars	164,071	$(566)
12/15/10	Japanese Yen	BAR	281,539,000	U.S. Dollars	3,375,404	(83,876)
12/15/10	Japanese Yen	BAR	73,815,000	U.S. Dollars	884,977	(8,581)
12/15/10	New Zealand Dollars	BAR	617,000	U.S. Dollars	449,864	(19,780)
12/15/10	New Zealand Dollars	BAR	2,159,000	U.S. Dollars	1,574,161	(37,185)
12/15/10	New Zealand Dollars	BAR	342,000	U.S. Dollars	249,358	(1,609)
12/15/10	New Zealand Dollars	BAR	2,320,000	U.S. Dollars	1,691,548	(14,075)
12/15/10	Norwegian Krone	BAR	61,393,000	U.S. Dollars	10,395,924	(450,174)
12/15/10	Norwegian Krone	BAR	837,000	U.S. Dollars	141,733	(4,359)
12/15/10	Singapore Dollars	BAR	29,000	U.S. Dollars	22,050	(654)
12/15/10	Singapore Dollars	BAR	54,000	U.S. Dollars	41,059	(82)
12/15/10	Swedish Kronor	BAR	592,000	U.S. Dollars	87,644	(7,673)
12/15/10	Swedish Kronor	BAR	63,326,000	U.S. Dollars	9,375,264	(670,924)
12/15/10	Switzerland Francs	BAR	79,000	U.S. Dollars	80,457	(2,550)
12/15/10	Switzerland Francs	BAR	1,661,000	U.S. Dollars	1,691,632	(50,764)
12/15/10	Switzerland Francs	BAR	1,436,000	U.S. Dollars	1,462,483	(4,178)
12/15/10	U.S. Dollars	BAR	165,616	Australian Dollars	173,000	13,577
12/15/10	U.S. Dollars	BAR	6,563,374	Australian Dollars	6,856,000	359,684
12/15/10	U.S. Dollars	BAR	3,142,876	Australian Dollars	3,283,000	175,927
12/15/10	U.S. Dollars	BAR	1,309,611	Australian Dollars	1,368,000	46,612
12/15/10	U.S. Dollars	BAR	458,555	Australian Dollars	479,000	10,066
12/15/10	U.S. Dollars	BAR	1,469,483	Australian Dollars	1,535,000	9,524
12/15/10	U.S. Dollars	BAR	35,421	Australian Dollars	37,000	(15)
12/15/10	U.S. Dollars	BAR	300,738	Canadian Dollars	310,000	9,370
12/15/10	U.S. Dollars	BAR	27,430	Danish Kroner	150,000	1,964
12/15/10	U.S. Dollars	BAR	313,062	Danish Kroner	1,712,000	21,518
12/15/10	U.S. Dollars	BAR	28,161	Danish Kroner	154,000	1,127
12/15/10	U.S. Dollars	BAR	117,033	Danish Kroner	640,000	480
12/15/10	U.S. Dollars	BAR	16,349	Euro	12,000	662
12/15/10	U.S. Dollars	BAR	536,797	Euro	394,000	8,865
12/15/10	U.S. Dollars	BAR	264,311	Euro	194,000	922
12/15/10	U.S. Dollars	BAR	24,886	Hong Kong Dollars	193,000	50
12/15/10	U.S. Dollars	BAR	171,495	Hong Kong Dollars	1,330,000	226
12/15/10	U.S. Dollars	BAR	24,241	Hong Kong Dollars	188,000	27
12/15/10	U.S. Dollars	BAR	41,391	Hong Kong Dollars	321,000	38
12/15/10	U.S. Dollars	BAR	14,442	Hong Kong Dollars	112,000	(1)
12/15/10	U.S. Dollars	BAR	47,709	Hong Kong Dollars	370,000	(14)
12/15/10	U.S. Dollars	BAR	517,314	Israeli Shekels	1,887,000	19,451
12/15/10	U.S. Dollars	BAR	13,159	Israeli Shekels	48,000	480
12/15/10	U.S. Dollars	BAR	27,140	Israeli Shekels	99,000	933
12/15/10	U.S. Dollars	BAR	2,467	Israeli Shekels	9,000	22
12/15/10	U.S. Dollars	BAR	241,305	Japanese Yen	20,127,000	2,418
12/15/10	U.S. Dollars	BAR	2,172,344	Japanese Yen	181,193,000	22,936
12/15/10	U.S. Dollars	BAR	369,265	Japanese Yen	30,800,000	1,734
12/15/10	U.S. Dollars	BAR	280,710	New Zealand Dollars	385,000	5,134
12/15/10	U.S. Dollars	BAR	1,028,782	New Zealand Dollars	1,411,000	(1,109)
12/15/10	U.S. Dollars	BAR	31,835	Norwegian Krone	188,000	1,663
12/15/10	U.S. Dollars	BAR	10,395,924	Norwegian Krone	61,393,000	498,844

123

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
12/15/10	U.S. Dollars	BAR	10,395,924	Norwegian Krone	61,393,000	$498,844
12/15/10	U.S. Dollars	BAR	7,604	Singapore Dollars	10,000	229
12/15/10	U.S. Dollars	BAR	99,607	Singapore Dollars	131,000	2,492
12/15/10	U.S. Dollars	BAR	28,133	Singapore Dollars	37,000	710
12/15/10	U.S. Dollars	BAR	20,530	Singapore Dollars	27,000	342
12/15/10	U.S. Dollars	BAR	2,281	Singapore Dollars	3,000	33
12/15/10	U.S. Dollars	BAR	14,447	Singapore Dollars	19,000	81
12/15/10	U.S. Dollars	BAR	1,087,262	Swedish Kronor	7,344,000	97,501
12/15/10	U.S. Dollars	BAR	451,545	Swedish Kronor	3,050,000	35,089
12/15/10	U.S. Dollars	BAR	9,375,264	Swedish Kronor	63,326,000	685,993
12/15/10	U.S. Dollars	BAR	9,375,264	Swedish Kronor	63,326,000	685,993
12/15/10	U.S. Dollars	BAR	455,691	Swedish Kronor	3,078,000	25,506
12/15/10	U.S. Dollars	BAR	135,760	Swedish Kronor	917,000	4,733
12/15/10	U.S. Dollars	BAR	589,378	Swedish Kronor	3,981,000	14,473
12/15/10	U.S. Dollars	BAR	333,551	Swedish Kronor	2,253,000	1,072
12/15/10	U.S. Dollars	BAR	525,516	Switzerland Francs	516,000	19,732
12/15/10	U.S. Dollars	BAR	281,090	Switzerland Francs	276,000	6,764
12/15/10	U.S. Dollars	BAR	2,370,933	Switzerland Francs	2,328,000	48,012
12/15/10	U.S. Dollars	BAR	272,942	Switzerland Francs	268,000	(1,904)
12/15/10	U.S. Dollars	BAR	177,415	United Kingdom Pounds	113,000	3,417
12/15/10	U.S. Dollars	BAR	2,604,698	United Kingdom Pounds	1,659,000	52,360
12/15/10	U.S. Dollars	BAR	180,555	United Kingdom Pounds	115,000	(871)
12/15/10	United Kingdom Pounds	BAR	118,000	U.S. Dollars	185,265	(4,416)
12/15/10	United Kingdom Pounds	BAR	698,000	U.S. Dollars	1,095,889	(18,301)
12/15/10	United Kingdom Pounds	BAR	118,000	U.S. Dollars	185,265	(2,000)

						$995,670

Please see abbreviation and footnote definitions on page 104.

5. FEDERAL INCOME TAXES

At September 30, 2010, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$65,885,299	$(964,164)	$—	$(964,164)
MyDestination 2015	258,949,342	(12,972,788)	2,144,639	(15,117,427)
MyDestination 2025	216,012,274	(10,080,744)	2,859,120	(12,939,864)
MyDestination 2035	96,691,845	(2,041,558)	2,507,394	(4,548,952)
MyDestination 2045	59,979,272	2,442,713	2,669,377	(226,664)
Conservative Allocation	277,882,652	15,791,361	16,086,710	(295,349)
Balanced Allocation	1,130,260,689	21,510,621	58,258,214	(36,747,593)
Growth Allocation	850,098,843	(21,551,933)	23,654,625	(45,206,558)
Aggressive Allocation	775,930,098	(57,349,544)	12,064,269	(69,413,813)

124

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Conservative Allocation I	$72,161,182	$(1,198,092)	$—	$(1,198,092)
Balanced Allocation I	377,335,632	(36,407,376)	—	(36,407,376)
Growth Allocation I	258,045,324	(38,607,973)	—	(38,607,973)
Aggressive Allocation I	182,777,521	(39,173,021)	—	(39,173,021)
Money Market	1,250,144,112	—	—	—
Low-Duration Bond	898,446,187	(260,345)	15,222,677	(15,483,022)
Medium-Duration Bond	1,388,344,414	(3,267,157)	12,276,502	(15,543,659)
Extended-Duration Bond	470,153,144	53,361,247	53,361,247	—
Inflation Protected Bond	110,792,519	5,626,536	5,837,990	(211,454)
Global Bond	253,893,895	13,763,174	14,262,795	(499,621)
Equity Index	389,307,481	26,088,996	41,787,206	(15,698,210)
Real Estate Securities	168,039,932	8,174,184	8,281,491	(107,307)
Value Equity	1,336,108,690	(100,296,881)	—	(100,296,881)
Growth Equity	1,233,580,527	160,494,054	160,639,756	(145,702)
Small Cap Equity	589,628,029	40,121,196	41,173,669	(1,052,473)
International Equity	1,376,309,268	99,341,408	100,975,590	(1,634,182)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies (“PFICs”).

6. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

125

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)—(Continued)

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

7. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the schedules of investments were available to be issued. All subsequent events determined to be relevant and material to the schedules of investments have been appropriately recorded or disclosed.

126

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/S/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date	November 29, 2010

By (Signature and Title)*	/S/ JEFFREY P. BILLINGER
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	November 29, 2010

*	Print the name and title of each signing officer under his or her signature.